UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq. c/o TIAA-CREF 730 Third Avenue New York, New York 10017-3206
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Real Estate Securities Fund

TIAA-CREF FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2013

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.1%

CASINOS & GAMING - 0.3%
75,000	*	Penn National Gaming, Inc	$3,964,500
		TOTAL CASINOS & GAMING	3,964,500

DIVERSIFIED REAL ESTATE ACTIVITIES - 0.3%
800,000		Hang Lung Group Ltd	4,285,261
696,000	*,m	Mission West Properties, Inc	41,760
		TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES	4,327,021

DIVERSIFIED REITS - 3.9%
275,000		Duke Realty Corp	4,287,250
200,000		iShares Dow Jones US Real Estate Index Fund	13,278,000
475,000		Retail Opportunities Investment Corp	6,602,500
400,000		Spirit Realty Capital, Inc	7,088,000
175,000		Vornado Realty Trust	14,498,750
100,000		WP Carey, Inc	6,617,000
		TOTAL DIVERSIFIED REITS	52,371,500

HOMEBUILDING - 4.0%
350,000		DR Horton, Inc	7,448,000
225,000		Lennar Corp (Class A)	8,109,000
200,000	*	Meritage Homes Corp	8,672,000
100,000		Ryland Group, Inc	4,010,000
1,400,000	*	Standard-Pacific Corp	11,662,000
250,000	*	Toll Brothers, Inc	8,157,500
330,000	*	TRI Pointe Homes, Inc	5,471,400
		TOTAL HOMEBUILDING	53,529,900

HOTELS, RESORTS & CRUISE LINES - 0.8%
400,000	*	Orient-Express Hotels Ltd (Class A)	4,864,000
100,000		Starwood Hotels & Resorts Worldwide, Inc	6,319,000
		TOTAL HOTELS, RESORTS & CRUISE LINES	11,183,000

INDUSTRIAL REITS - 6.9%
240,000		EastGroup Properties, Inc	13,504,800
325,000		First Industrial Realty Trust, Inc	4,930,250
1,800,000		Prologis, Inc	67,896,000
250,000		STAG Industrial, Inc	4,987,500
150,000		Terreno Realty Corp	2,779,500
		TOTAL INDUSTRIAL REITS	94,098,050

OFFICE REITS - 9.2%
500,000		Boston Properties, Inc	52,735,000
200,000		Digital Realty Trust, Inc	12,200,000
1

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE
300,000		HRPT Properties Trust	$6,936,000
220,000		Kilroy Realty Corp	11,662,200
350,000		Parkway Properties, Inc	5,866,000
400,000		SL Green Realty Corp	35,276,000
		TOTAL OFFICE REITS	124,675,200

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
211,200	*,b,m	People’s Choice Financial Corp	0
		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

REAL ESTATE OPERATING COMPANIES - 1.9%
300,000	*	Forest City Enterprises, Inc (Class A)	5,373,000
3,817,056	a	Thomas Properties Group, Inc	20,230,397
		TOTAL REAL ESTATE OPERATING COMPANIES	25,603,397

REAL ESTATE SERVICES - 0.4%
110,000	*	Realogy Holdings Corp	5,284,400
		TOTAL REAL ESTATE SERVICES	5,284,400

RESIDENTIAL REITS - 18.3%
670,000		American Campus Communities, Inc	27,242,200
700,000		Apartment Investment & Management Co (Class A)	21,028,000
275,000		AvalonBay Communities, Inc	37,100,250
475,000		Camden Property Trust	32,841,500
500,000		Education Realty Trust, Inc	5,115,000
180,000		Equity Lifestyle Properties, Inc	14,146,200
1,200,000		Equity Residential	69,672,000
80,000		Essex Property Trust, Inc	12,713,600
75,000		Home Properties, Inc	4,902,750
475,000		Post Properties, Inc	23,507,750
		TOTAL RESIDENTIAL REITS	248,269,250

RETAIL REITS - 22.6%
1,400,000		DDR Corp	23,310,000
550,000		Equity One, Inc	12,446,500
200,000		Federal Realty Investment Trust	20,736,000
2,500,000		General Growth Properties, Inc	49,675,000
300,000		Realty Income Corp	12,576,000
275,000		Regency Centers Corp	13,972,750
1,000,000		Simon Property Group, Inc	157,920,000
125,000		Tanger Factory Outlet Centers, Inc	4,182,500
150,000		Taubman Centers, Inc	11,272,500
		TOTAL RETAIL REITS	306,091,250

SECURITY & ALARM SERVICES - 1.4%
400,000		Corrections Corp of America	13,548,000
150,000		Geo Group, Inc	5,092,500
		TOTAL SECURITY & ALARM SERVICES	18,640,500

SPECIALIZED REITS - 29.1%
925,000		American Tower Corp	67,682,250
2

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE
500,000		CubeSmart	$7,990,000
110,000		Entertainment Properties Trust	5,529,700
400,000		Extra Space Storage, Inc	16,772,000
1,200,000		HCP, Inc	54,528,000
625,000		Health Care REIT, Inc	41,893,750
350,000		Healthcare Realty Trust, Inc	8,925,000
150,000		Hospitality Properties Trust	3,942,000
1,700,000		Host Marriott Corp	28,679,000
125,000		Plum Creek Timber Co, Inc	5,833,750
75,000		Potlatch Corp	3,033,000
325,000		Public Storage, Inc	49,832,250
200,000		RLJ Lodging Trust	4,498,000
200,000		Senior Housing Properties Trust	5,186,000
1,500,000	*	Strategic Hotels & Resorts, Inc	13,290,000
700,000	*	Sunstone Hotel Investors, Inc	8,456,000
580,000		Ventas, Inc	40,286,800
1,000,000		Weyerhaeuser Co	28,490,000
		TOTAL SPECIALIZED REITS	394,847,500

		TOTAL COMMON STOCKS	1,342,885,468
		(Cost $1,164,269,250)

		TOTAL INVESTMENTS - 99.1%	1,342,885,468
		(Cost $1,164,269,250)
		OTHER ASSETS & LIABILITIES, NET - 0.9%	12,135,284
		NET ASSETS - 100.0%	$1,355,020,752

		Abbreviation(s):
REIT		Real Estate Investment Trust

*		Non-income producing.
a		Affiliated holding.
b		In bankruptcy.
m		Indicates a security that has been deemed illiquid.
3

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS
BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 0.3%

CAPITAL GOODS - 0.1%
$2,500,000	h,i	Apex Tool Group LLC	4.500%	02/01/20	$2,497,500
		TOTAL CAPITAL GOODS			2,497,500

CONSUMER SERVICES - 0.1%
2,050,000	i	ARAMARK Corp	4.000	09/07/19	2,042,313
		TOTAL CONSUMER SERVICES			2,042,313

MEDIA - 0.1%
750,000	h,i	Univision Communications, Inc	4.500	03/01/20	733,905
1,119,375	i	Windstream Corp	3.500	01/23/20	1,118,681
		TOTAL MEDIA			1,852,586

		TOTAL BANK LOAN OBLIGATIONS			6,392,399
		(Cost $6,419,019)

BONDS - 92.6%

CORPORATE BONDS - 36.5%

AUTOMOBILES & COMPONENTS - 0.0%
745,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	777,288
		TOTAL AUTOMOBILES & COMPONENTS			777,288

BANKS - 3.6%
2,840,000	g	Banco de Credito del Peru	5.375	09/16/20	2,903,900
1,150,000	g	Banco de Credito e Inversiones	4.000	02/11/23	1,084,198
1,000,000		Banco de Oro Unibank, Inc	3.875	04/22/16	1,001,595
600,000	g	Banco del Estado de Chile	3.875	02/08/22	581,888
1,500,000	g	Banco do Brasil S.A.	5.875	01/26/22	1,462,500
900,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	4.125	11/09/22	843,750
1,635,000		Bancolombia S.A.	5.950	06/03/21	1,737,187
1,350,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	1,335,285
3,000,000	g	Bank of India	3.625	09/21/18	2,815,200
2,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	2,021,428
650,000		BB&T Corp	2.050	06/19/18	640,536
850,000	g	BBVA Banco Continental S.A.	3.250	04/08/18	826,625
3,750,000		BDO Unibank, Inc	4.500	02/16/17	3,790,620
3,675,000	g	Caixa Economica Federal	2.375	11/06/17	3,390,188
1,068,000		Capital One Bank USA NA	3.375	02/15/23	1,009,531
1,050,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	1,102,740
1,750,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	1,762,283
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	358,602
4

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,325,000	g	HSBC Bank plc	3.100%	05/24/16	$2,439,339
1,320,000	g	HSBC Bank plc	4.125	08/12/20	1,382,642
550,000		HSBC Holdings plc	4.000	03/30/22	563,103
675,000		HSBC Holdings plc	6.500	09/15/37	750,390
2,000,000	g	Hutchison Whampoa International 11 Ltd	4.625	01/13/22	2,041,926
895,000		JPMorgan Chase & Co	5.125	09/15/14	939,002
3,400,000		JPMorgan Chase & Co	1.625	05/15/18	3,259,502
4,500,000		JPMorgan Chase & Co	5.400	01/06/42	4,759,835
750,000	i	JPMorgan Chase & Co	5.150	12/30/49	714,375
3,150,000	g	Korea Exchange Bank	3.125	06/26/17	3,121,927
470,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	483,238
2,950,000	g	PKO Finance AB	4.630	09/26/22	2,866,220
700,000		PNC Bank NA	2.700	11/01/22	634,912
2,425,000		PNC Bank NA	2.950	01/30/23	2,237,159
1,255,000		PNC Funding Corp	5.125	02/08/20	1,378,960
835,000	g,i	Rabobank Nederland NV	11.000	12/30/49	1,070,888
8,000,000		Royal Bank of Canada	1.200	09/19/17	7,805,280
2,000,000	g	Standard Chartered plc	3.950	01/11/23	1,860,492
2,000,000	g	State Bank of India	3.250	04/18/18	1,873,000
560,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	583,328
310,000		Toronto-Dominion Bank	2.500	07/14/16	321,354
1,525,000	g	Turkiye Halk Bankasi AS.	3.875	02/05/20	1,372,500
1,600,000	g	Turkiye Is Bankasi	3.750	10/10/18	1,504,000
1,750,000		Union Bank NA	2.125	06/16/17	1,748,168
945,000		Union Bank of California NA	5.950	05/11/16	1,059,153
1,550,000		UnionBanCal Corp	3.500	06/18/22	1,517,464
2,500,000		US Bancorp	1.650	05/15/17	2,492,287
950,000		US Bancorp	2.950	07/15/22	881,266
1,490,000		Wachovia Bank NA	5.850	02/01/37	1,660,402
4,650,000		Wells Fargo & Co	1.500	07/01/15	4,702,977
2,000,000		Wells Fargo & Co	1.500	01/16/18	1,950,652
2,145,000		Westpac Banking Corp	3.000	08/04/15	2,235,961
		TOTAL BANKS			90,879,758

CAPITAL GOODS - 1.0%
3,125,000		Caterpillar, Inc	1.500	06/26/17	3,093,578
1,250,000	g	EADS Finance BV	2.700	04/17/23	1,158,237
2,180,000	g	Ferreycorp SAA	4.875	04/26/20	2,049,200
375,000		Harsco Corp	5.125	09/15/13	378,128
1,291,000	g	Myriad International Holding BV	6.375	07/28/17	1,413,645
725,000	g	Schaeffler Finance BV	4.750	05/15/21	688,750
3,700,000	g	Seagate HDD Cayman	4.750	06/01/23	3,450,250
1,468,000	g	Sealed Air Corp	8.125	09/15/19	1,636,820
1,468,000	g	Sealed Air Corp	8.375	09/15/21	1,658,840
845,000	g	Sealed Air Corp	5.250	04/01/23	821,763
2,146,000		Tomkins LLC	9.000	10/01/18	2,339,140
1,950,000	g	Turlock Corp	1.500	11/02/17	1,892,896
675,000	g	Turlock Corp	4.000	11/02/32	631,114
1,975,000		United Technologies Corp	1.800	06/01/17	1,982,234
1,050,000		United Technologies Corp	4.500	06/01/42	1,035,408
		TOTAL CAPITAL GOODS			24,230,003
5

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
$1,495,000		Republic Services, Inc	3.800%	05/15/18	$1,579,098
2,400,000		Republic Services, Inc	3.550	06/01/22	2,335,766
845,000		Republic Services, Inc	6.200	03/01/40	963,805
1,500,000		Waste Management, Inc	2.600	09/01/16	1,549,127
3,450,000		Waste Management, Inc	2.900	09/15/22	3,170,647
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			9,598,443

CONSUMER DURABLES & APPAREL - 0.5%
1,500,000		DR Horton, Inc	3.625	02/15/18	1,473,750
785,000	g	Grupo Aval Ltd	5.250	02/01/17	810,512
2,870,000		Hanesbrands, Inc	6.375	12/15/20	3,060,138
1,670,000		Phillips-Van Heusen Corp	7.375	05/15/20	1,811,950
4,600,000		PVH Corp	4.500	12/15/22	4,416,000
500,000		Whirlpool Corp	3.700	03/01/23	479,207
		TOTAL CONSUMER DURABLES & APPAREL			12,051,557

CONSUMER SERVICES - 0.4%
900,000		Ameristar Casinos, Inc	7.500	04/15/21	936,000
775,000	g	ARAMARK Corp	5.750	03/15/20	792,437
1,350,000		DineEquity, Inc	9.500	10/30/18	1,498,500
1,775,000	g	SABMiller Holdings, Inc	3.750	01/15/22	1,806,393
1,250,000	g	SABMiller Holdings, Inc	4.950	01/15/42	1,242,971
1,000,000		Walt Disney Co	0.450	12/01/15	995,410
2,800,000		Walt Disney Co	1.125	02/15/17	2,752,204
		TOTAL CONSUMER SERVICES			10,023,915

DIVERSIFIED FINANCIALS - 5.4%
1,190,000	g	Abbey National Treasury Services plc	3.875	11/10/14	1,225,385
750,000		Abbey National Treasury Services plc	4.000	04/27/16	792,467
2,350,000	g	Ajecorp BV	6.500	05/14/22	2,392,300
1,500,000		American Express Centurion Bank	0.875	11/13/15	1,496,254
1,500,000		American Express Centurion Bank	6.000	09/13/17	1,723,716
1,575,000		American Express Co	2.650	12/02/22	1,454,224
2,975,000		American Express Credit Corp	1.750	06/12/15	3,015,368
1,000,000		American Express Credit Corp	2.800	09/19/16	1,038,221
1,490,000	g	Bangkok Bank PCL	4.800	10/18/20	1,540,055
1,690,000		Bank of America Corp	5.300	03/15/17	1,832,947
1,125,000		Bank of America Corp	6.000	09/01/17	1,261,072
1,160,000		Bank of America Corp	5.750	12/01/17	1,289,195
8,600,000		Bank of America Corp	2.000	01/11/18	8,330,080
2,150,000		Bank of America Corp	5.875	02/07/42	2,403,721
1,250,000		Bank of New York Mellon Corp	1.200	02/20/15	1,260,139
1,200,000	i	Bank of New York Mellon Corp	1.969	06/20/17	1,207,141
580,000		Bank of New York Mellon Corp	5.450	05/15/19	669,978
1,950,000	g	BBVA Bancomer S.A.	4.500	03/10/16	2,023,125
2,300,000	g	BBVA Bancomer S.A.	6.750	09/30/22	2,484,000
1,125,000		BlackRock, Inc	3.500	12/10/14	1,170,388
1,400,000		BlackRock, Inc	4.250	05/24/21	1,493,887
1,175,000		BlackRock, Inc	3.375	06/01/22	1,174,686
600,000		Capital One Financial Corp	3.150	07/15/16	623,186
4,600,000		Capital One Financial Corp	4.750	07/15/21	4,851,721
6

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000		Citigroup, Inc	2.250%	08/07/15	$1,525,215
665,000		Citigroup, Inc	6.000	12/13/13	680,448
1,615,000		Citigroup, Inc	5.000	09/15/14	1,678,352
2,050,000		Citigroup, Inc	1.300	04/01/16	2,025,681
5,500,000		Citigroup, Inc	1.750	05/01/18	5,259,441
2,000,000		Citigroup, Inc	3.375	03/01/23	1,913,228
4,225,000		Citigroup, Inc	3.500	05/15/23	3,794,608
1,950,000		Citigroup, Inc	5.875	01/30/42	2,145,571
1,600,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,671,722
2,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	2,505,270
800,000		Ford Motor Credit Co LLC	6.625	08/15/17	905,434
3,075,000		Ford Motor Credit Co LLC	2.375	01/16/18	2,960,755
3,865,000		General Electric Capital Corp	1.875	09/16/13	3,877,414
2,425,000		General Electric Capital Corp	3.100	01/09/23	2,290,815
810,000		General Electric Capital Corp	6.875	01/10/39	998,245
1,750,000	g	General Motors Financial Co, Inc	2.750	05/15/16	1,721,563
3,960,000		Goldman Sachs Group, Inc	3.300	05/03/15	4,081,663
135,000		Goldman Sachs Group, Inc	6.450	05/01/36	135,837
335,000		Goldman Sachs Group, Inc	6.750	10/01/37	343,162
1,500,000		Goldman Sachs Group, Inc	6.250	02/01/41	1,696,476
3,875,000		HSBC Finance Corp	4.750	07/15/13	3,880,119
448,000	g	Hyundai Capital America, Inc	3.750	04/06/16	464,836
600,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	636,025
400,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	407,298
575,000	g	International Lease Finance Corp	6.500	09/01/14	598,000
4,850,000		International Lease Finance Corp	5.875	08/15/22	4,807,563
1,020,000	g	Inversiones CMPC S.A.	4.375	05/15/23	976,267
1,975,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	2,247,353
1,000,000	g	Lukoil International Finance BV	6.125	11/09/20	1,052,500
1,550,000	g	LUKOIL International Finance BV	3.416	04/24/18	1,507,375
1,565,000		Merrill Lynch & Co, Inc	6.400	08/28/17	1,767,142
1,175,000		Merrill Lynch & Co, Inc	6.875	04/25/18	1,352,335
3,600,000		Morgan Stanley	1.750	02/25/16	3,566,408
3,050,000		Morgan Stanley	4.100	05/22/23	2,817,953
2,000,000		Morgan Stanley	6.375	07/24/42	2,231,316
710,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	710,000
565,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	782,791
1,385,000	g	Odebrecht Finance Ltd	5.125	06/26/22	1,357,300
900,000	g	Odebrecht Finance Ltd	7.125	06/26/42	873,000
2,830,000	g	Reliance Holdings USA	4.500	10/19/20	2,783,512
1,500,000		Sberbank of Russia Via SB Capital S.A.	5.180	06/28/19	1,530,000
925,000		State Street Corp	4.300	05/30/14	957,696
1,400,000		State Street Corp	3.100	05/15/23	1,311,339
1,075,000		SunTrust Bank	2.750	05/01/23	989,100
2,850,000	g	Temasek Financial I Ltd	2.375	01/23/23	2,531,692
1,250,000		Toyota Motor Credit Corp	2.050	01/12/17	1,264,362
1,475,000	g	Turkiye Vakiflar Bankasi Tao	3.750	04/15/18	1,386,500
1,400,000	g	UBS AG.	1.875	01/23/15	1,424,920
375,000		Waha Aerospace BV	3.925	07/28/20	390,000
693,750	g	Waha Aerospace BV	3.925	07/28/20	721,500
		TOTAL DIVERSIFIED FINANCIALS			136,290,358
7

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
ENERGY - 4.2%
$1,275,000		Anadarko Petroleum Corp	5.950%	09/15/16	$1,430,134
365,000		Anadarko Petroleum Corp	6.950	06/15/19	438,557
625,000		Apache Corp	1.750	04/15/17	625,846
1,320,000		Apache Corp	4.750	04/15/43	1,252,038
3,375,000	g	Ashland, Inc	3.875	04/15/18	3,341,250
1,500,000	g	Ashland, Inc	4.750	08/15/22	1,485,000
400,000		Baker Hughes, Inc	3.200	08/15/21	405,058
6,750,000		BP Capital Markets plc	1.375	05/10/18	6,506,271
3,500,000		Chevron Corp	2.355	12/05/22	3,291,540
1,540,000		Cimarex Energy Co	5.875	05/01/22	1,593,900
1,500,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	1,578,750
1,875,000		Concho Resources, Inc	5.500	04/01/23	1,846,875
1,140,000		ConocoPhillips	6.500	02/01/39	1,434,123
2,875,000		Devon Energy Corp	1.875	05/15/17	2,836,029
500,000		Devon Energy Corp	5.600	07/15/41	518,111
725,000		Devon Energy Corp	4.750	05/15/42	676,776
1,070,507		Dolphin Energy Ltd	5.888	06/15/19	1,166,852
550,000	g	Dolphin Energy Ltd	5.500	12/15/21	594,000
3,875,000	g	EDC Finance Ltd	4.875	04/17/20	3,545,625
990,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	1,066,209
855,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	834,209
480,000		Enbridge Energy Partners LP	5.200	03/15/20	523,001
335,000		Enterprise Products Operating LLC	5.600	10/15/14	354,630
170,000		Enterprise Products Operating LLC	5.000	03/01/15	181,108
1,500,000		Enterprise Products Operating LLC	4.850	03/15/44	1,422,665
675,000		EOG Resources, Inc	2.625	03/15/23	631,626
1,450,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	1,505,579
3,500,000	g	Gazprom OAO Via Gaz Capital S.A.	3.850	02/06/20	3,255,000
1,295,000		Hess Corp	5.600	02/15/41	1,328,658
2,850,000	g	Indo Energy Finance II BV	6.375	01/24/23	2,486,625
1,200,000		Marathon Petroleum Corp	3.500	03/01/16	1,259,654
1,200,000		Newfield Exploration Co	5.750	01/30/22	1,188,000
400,000		Newfield Exploration Co	5.625	07/01/24	388,000
500,000		Noble Holding International Ltd	3.450	08/01/15	518,386
1,320,000		Noble Holding International Ltd	4.900	08/01/20	1,390,213
1,800,000		Noble Holding International Ltd	3.950	03/15/22	1,761,205
1,800,000	g	Novatek OAO via Novatek Finance Ltd	4.422	12/13/22	1,651,500
365,000		Pemex Project Funding Master Trust	5.750	03/01/18	399,675
650,000		Pemex Project Funding Master Trust	6.625	06/15/35	682,500
1,450,000	g	Pertamina Persero PT	4.300	05/20/23	1,341,250
1,500,000	g	Pertamina PT	5.250	05/23/21	1,485,000
1,350,000	i	Petrobras Global Finance BV	1.894	05/20/16	1,341,900
1,500,000	i	Petrobras Global Finance BV	2.414	01/15/19	1,470,000
2,550,000		Petrobras Global Finance BV	4.375	05/20/23	2,339,222
1,640,000		Petrobras International Finance Co	3.875	01/27/16	1,687,275
1,800,000		Petrobras International Finance Co	3.500	02/06/17	1,791,985
1,210,000		Petrobras International Finance Co	7.875	03/15/19	1,399,199
925,000		Petroleos Mexicanos	4.875	03/15/15	972,406
170,000		Petroleos Mexicanos	8.000	05/03/19	205,700
925,000		Petroleos Mexicanos	6.000	03/05/20	1,017,500
735,000		Petroleos Mexicanos	5.500	01/21/21	782,775
8

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,175,000	g	Petroleos Mexicanos	3.500%	01/30/23	$1,083,938
1,175,000		Petroleos Mexicanos	5.500	06/27/44	1,057,500
1,315,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	1,637,175
1,425,000	g	Petronas Capital Ltd	5.250	08/12/19	1,555,893
1,400,000		Phillips 66	1.950	03/05/15	1,421,710
1,200,000		Phillips 66	4.300	04/01/22	1,239,870
2,500,000		Plains Exploration & Production Co	6.500	11/15/20	2,650,513
625,000		Precision Drilling Corp	6.500	12/15/21	632,813
675,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	721,291
905,160		Ras Laffan Liquefied Natural Gas Co Ltd	5.298	09/30/20	973,047
400,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	3.149	03/06/17	394,000
1,000,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	4.199	03/06/22	926,500
1,325,000	g	Schlumberger Investment S.A.	2.400	08/01/22	1,229,303
1,300,000	g	Sibur Securities Ltd	3.914	01/31/18	1,202,500
415,000		Statoil ASA	2.900	10/15/14	426,954
675,000		Statoil ASA	1.200	01/17/18	656,481
1,700,000		Statoil ASA	2.450	01/17/23	1,574,849
1,325,000		Total Capital Canada Ltd	1.450	01/15/18	1,294,207
2,000,000		Total Capital International S.A.	1.500	02/17/17	1,986,506
1,915,000		TransCanada Pipelines Ltd	7.690	06/30/16	2,236,933
660,000		TransCanada Pipelines Ltd	5.850	03/15/36	752,445
2,400,000		Vale Overseas Ltd	4.375	01/11/22	2,279,604
480,000		Vale Overseas Ltd	6.875	11/21/36	485,994
515,000		Valero Energy Corp	4.500	02/01/15	542,375
1,500,000		WPX Energy, Inc	6.000	01/15/22	1,515,000
		TOTAL ENERGY			103,706,791

FOOD & STAPLES RETAILING - 0.4%
500,000		CVS Caremark Corp	3.250	05/18/15	520,346
2,314,000		CVS Caremark Corp	5.750	06/01/17	2,658,353
4,750,000		CVS Caremark Corp	4.125	05/15/21	5,020,009
2,500,000	g	Ingles Markets, Inc	5.750	06/15/23	2,468,750
		TOTAL FOOD & STAPLES RETAILING			10,667,458

FOOD, BEVERAGE & TOBACCO - 0.9%
1,300,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	1,118,000
2,500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	2,615,832
2,500,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	2,460,502
1,450,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,353,717
1,025,000	g	BRF-Brasil Foods S.A.	5.875	06/06/22	1,051,958
575,000	g	BRF-Brasil Foods S.A.	3.950	05/22/23	506,000
675,000		ConAgra Foods, Inc	1.300	01/25/16	676,113
1,150,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	1,041,235
650,000		General Mills, Inc	5.200	03/17/15	698,088
2,380,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	2,380,233
850,000	g	Heineken NV	4.000	10/01/42	723,873
505,000		Kraft Foods, Inc	6.125	02/01/18	583,646
2,764,000		Kraft Foods, Inc	5.375	02/10/20	3,100,252
1,060,000		Kraft Foods, Inc	6.500	02/09/40	1,264,722
105,000		PepsiAmericas, Inc	4.375	02/15/14	107,441
78,000		PepsiCo, Inc	7.900	11/01/18	99,904
468,000	g	Pernod-Ricard S.A.	5.750	04/07/21	519,900
9

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,110,000		Philip Morris International, Inc	6.875%	03/17/14	$1,160,154
200,000		Philip Morris International, Inc	6.375	05/16/38	237,693
1,400,000		TreeHouse Foods, Inc	7.750	03/01/18	1,482,250
		TOTAL FOOD, BEVERAGE & TOBACCO			23,181,513

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
1,450,000		Baxter International, Inc	3.200	06/15/23	1,422,273
600,000		Becton Dickinson and Co	1.750	11/08/16	610,310
1,500,000		Covidien International Finance S.A.	1.350	05/29/15	1,512,944
750,000		Covidien International Finance S.A.	3.200	06/15/22	739,741
6,405,000		Express Scripts Holding Co	2.100	02/12/15	6,513,789
1,775,000		Express Scripts Holding Co	3.900	02/15/22	1,797,237
1,000,000	g	Fresenius Medical Care II	5.625	07/31/19	1,040,000
3,600,000		HCA, Inc	6.500	02/15/20	3,894,750
750,000	g	Mallinckrodt International Finance S.A.	3.500	04/15/18	741,417
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			18,272,461

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
1,000,000		Clorox Co	3.800	11/15/21	1,012,266
1,950,000		Colgate-Palmolive Co	2.300	05/03/22	1,842,075
800,000		Ecolab, Inc	1.450	12/08/17	777,025
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			3,631,366

INSURANCE - 2.3%
565,000		ACE INA Holdings, Inc	5.875	06/15/14	591,756
750,000		Aetna, Inc	1.500	11/15/17	728,168
310,000		Aetna, Inc	6.500	09/15/18	367,230
285,000		Aetna, Inc	6.625	06/15/36	342,202
1,225,000		Allstate Corp	3.150	06/15/23	1,189,386
1,225,000		Allstate Corp	4.500	06/15/43	1,207,681
2,850,000		American International Group, Inc	3.650	01/15/14	2,891,180
1,525,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	1,474,847
4,750,000	g,i	Caelus Re Ltd	5.270	03/07/16	4,691,575
500,000		Chubb Corp	6.000	05/11/37	599,323
235,000		CIGNA Corp	5.125	06/15/20	255,079
2,000,000		CIGNA Corp	4.500	03/15/21	2,132,736
1,125,000		Hartford Financial Services Group, Inc	4.000	03/30/15	1,176,284
1,300,000		Hartford Financial Services Group, Inc	4.000	10/15/17	1,378,559
1,275,000		Lincoln National Corp	7.000	06/15/40	1,584,676
175,000	g	MetLife Institutional Funding II	1.625	04/02/15	177,218
1,125,000		Metlife, Inc	6.750	06/01/16	1,287,598
1,655,000		Metlife, Inc	5.700	06/15/35	1,834,860
7,500,000		Metlife, Inc	4.125	08/13/42	6,670,268
450,000		Principal Financial Group, Inc	1.850	11/15/17	441,947
1,125,000	g	Principal Life Global Funding I	5.125	10/15/13	1,139,883
1,500,000		Progressive Corp	3.750	08/23/21	1,528,632
750,000		Prudential Financial, Inc	3.875	01/14/15	781,358
630,000		Prudential Financial, Inc	7.375	06/15/19	769,832
1,075,000		Prudential Financial, Inc	5.400	06/13/35	1,076,744
5,750,000	i	Prudential Financial, Inc	5.200	03/15/44	5,433,750
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,331,641
525,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	487,830
1,325,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	1,165,824
10

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$615,000		Travelers Cos, Inc	5.800%	05/15/18	$719,338
1,450,000		UnitedHealth Group, Inc	0.850	10/15/15	1,451,891
1,100,000		UnitedHealth Group, Inc	1.400	10/15/17	1,080,025
1,375,000		UnitedHealth Group, Inc	3.950	10/15/42	1,183,050
500,000		WellPoint, Inc	5.875	06/15/17	568,077
3,000,000		WellPoint, Inc	3.125	05/15/22	2,844,726
435,000		WellPoint, Inc	5.850	01/15/36	482,939
1,500,000		WellPoint, Inc	4.625	05/15/42	1,391,356
3,350,000		Willis Group Holdings plc	4.125	03/15/16	3,506,891
410,000		WR Berkley Corp	5.375	09/15/20	445,523
		TOTAL INSURANCE			58,411,883

MATERIALS - 2.7%
170,000		Airgas, Inc	4.500	09/15/14	177,303
1,410,000	g	Anglo American Capital plc	2.150	09/27/13	1,414,089
310,000		ArcelorMittal	4.250	08/05/15	313,100
750,000		ArcelorMittal	5.000	02/25/17	759,375
468,000		Ball Corp	6.750	09/15/20	504,270
4,800,000		Ball Corp	4.000	11/15/23	4,440,000
2,775,000	g	Barrick Gold Corp	4.100	05/01/23	2,318,390
1,850,000		Barrick North America Finance LLC	4.400	05/30/21	1,654,017
3,375,000	g	Braskem Finance Ltd	5.750	04/15/21	3,290,625
2,000,000		CF Industries, Inc	6.875	05/01/18	2,351,438
1,200,000	g	Cia Minera Milpo SAA	4.625	03/28/23	1,095,000
800,000		Corning, Inc	1.450	11/15/17	780,611
1,475,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	1,435,380
1,650,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	1,609,347
650,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	588,249
1,395,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.250	07/17/42	1,156,318
1,793,000		Crown Americas LLC	6.250	02/01/21	1,900,580
2,725,000	g	Crown Americas LLC	4.500	01/15/23	2,568,312
335,000		Eastman Chemical Co	5.500	11/15/19	375,716
1,950,000	g	Freeport McMoran	2.375	03/15/18	1,854,598
1,850,000	g	Freeport McMoran	3.100	03/15/20	1,709,981
2,500,000	g	Glencore Funding LLC	2.500	01/15/19	2,261,773
6,000,000		International Paper Co	4.750	02/15/22	6,313,728
530,000		International Paper Co	7.300	11/15/39	636,085
1,000,000		LyondellBasell Industries NV	5.000	04/15/19	1,088,096
6,875,000		LyondellBasell Industries NV	6.000	11/15/21	7,725,479
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	510,400
1,000,000		Rio Tinto Finance USA plc	1.625	08/21/17	980,787
1,740,000		Rio Tinto Finance USA plc	2.250	12/14/18	1,690,868
3,045,000		Rock Tenn Co	3.500	03/01/20	2,979,599
1,000,000		Rosetta Resources, Inc	5.625	05/01/21	976,250
2,650,000		Sherwin-Williams Co	1.350	12/15/17	2,577,814
1,305,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	1,386,261
875,000		Teck Resources Ltd	2.500	02/01/18	850,458
1,925,000		Teck Resources Ltd	3.750	02/01/23	1,768,659
275,000		Teck Resources Ltd	6.000	08/15/40	257,986
1,500,000		Teck Resources Ltd	5.200	03/01/42	1,272,272
1,550,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	1,410,500
		TOTAL MATERIALS			66,983,714
11

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MEDIA - 2.5%
$3,960,000		CCO Holdings LLC	6.625%	01/31/22	$4,128,300
1,750,000		CCO Holdings LLC	5.750	01/15/24	1,688,750
1,450,000	g	Cinemark USA, Inc	4.875	06/01/23	1,392,000
7,075,000		Comcast Corp	4.250	01/15/33	6,769,417
1,150,000		DIRECTV Holdings LLC	2.400	03/15/17	1,155,558
3,000,000		DIRECTV Holdings LLC	3.800	03/15/22	2,881,770
1,200,000		Discovery Communications LLC	3.300	05/15/22	1,147,450
1,975,000		Discovery Communications LLC	4.875	04/01/43	1,825,700
2,550,000	g	DISH DBS Corp	4.250	04/01/18	2,499,000
500,000	g	DISH DBS Corp	5.125	05/01/20	490,000
1,425,000		DISH DBS Corp	5.000	03/15/23	1,371,562
1,000,000		Echostar DBS Corp	6.625	10/01/14	1,042,500
5,500,000		Lamar Media Corp	7.875	04/15/18	5,857,500
1,375,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	1,338,341
1,475,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	1,435,554
1,175,000		NBC Universal Media LLC	2.875	01/15/23	1,116,060
4,500,000		News America, Inc	3.000	09/15/22	4,199,809
110,000		News America, Inc	7.625	11/30/28	134,093
85,000		News America, Inc	6.550	03/15/33	94,477
730,000		News America, Inc	6.650	11/15/37	840,045
600,000		News America, Inc	6.900	08/15/39	705,664
965,000		Nielsen Finance LLC	7.750	10/15/18	1,037,375
1,000,000	g	Nielsen Finance LLC	4.500	10/01/20	960,000
990,000		Time Warner Cable, Inc	8.750	02/14/19	1,215,202
2,075,000		Time Warner Cable, Inc	8.250	04/01/19	2,498,288
1,700,000		Time Warner Cable, Inc	4.500	09/15/42	1,318,323
960,000		Time Warner, Inc	3.150	07/15/15	1,002,784
4,000,000		Time Warner, Inc	4.700	01/15/21	4,280,328
565,000		Time Warner, Inc	6.500	11/15/36	639,006
525,000		Time Warner, Inc	4.900	06/15/42	499,513
2,200,000	g	Univision Communications, Inc	5.125	05/15/23	2,079,000
2,450,000		Viacom, Inc	1.250	02/27/15	2,457,100
1,585,000		Viacom, Inc	2.500	12/15/16	1,635,156
		TOTAL MEDIA			61,735,625

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
2,000,000	g	CFR International S.p.A	5.125	12/06/22	1,959,958
1,904,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	1,923,040
480,000		Life Technologies Corp	3.500	01/15/16	499,580
1,450,000		Mead Johnson Nutrition Co	5.900	11/01/39	1,592,989
1,828,000	g	Mylan, Inc	7.875	07/15/20	2,109,417
1,350,000		NBTY, Inc	9.000	10/01/18	1,468,125
575,000		Novartis Capital Corp	3.700	09/21/42	510,265
750,000		Perrigo Co	2.950	05/15/23	693,355
1,225,000		Sanofi	1.250	04/10/18	1,186,519
1,300,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	1,285,375
650,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	633,659
875,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	815,762
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			14,678,044
12

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
REAL ESTATE - 1.0%
$345,000		AMB Property LP	4.500%	08/15/17	$366,091
1,750,000		AvalonBay Communities, Inc	2.850	03/15/23	1,592,328
630,000		Camden Property Trust	4.625	06/15/21	665,434
2,000,000		Developers Diversified Realty Corp	4.750	04/15/18	2,149,010
40,000		Federal Realty Investment Trust	5.650	06/01/16	44,536
75,000		Federal Realty Investment Trust	5.900	04/01/20	86,074
450,000		Federal Realty Investment Trust	3.000	08/01/22	422,628
725,000		Federal Realty Investment Trust	2.750	06/01/23	657,070
500,000		Healthcare Realty Trust, Inc	5.750	01/15/21	541,934
325,000		Healthcare Realty Trust, Inc	3.750	04/15/23	302,720
675,000	g	Healthcare Trust of America Holdings LP	3.700	04/15/23	633,705
2,250,000		Highwoods Properties, Inc	5.850	03/15/17	2,459,446
2,068,000		Host Hotels & Resorts LP	5.875	06/15/19	2,223,303
775,000		Kilroy Realty LP	3.800	01/15/23	725,962
2,375,000		Liberty Property LP	4.125	06/15/22	2,348,837
175,000		Liberty Property LP	3.375	06/15/23	162,297
650,000		National Retail Properties, Inc	5.500	07/15/21	703,468
1,075,000		National Retail Properties, Inc	3.300	04/15/23	971,522
350,000		Regency Centers LP	5.250	08/01/15	376,432
40,000		Regency Centers LP	5.875	06/15/17	44,549
105,000		Simon Property Group LP	5.250	12/01/16	117,316
2,075,000		Simon Property Group LP	2.800	01/30/17	2,136,088
470,000		Simon Property Group LP	10.350	04/01/19	650,918
1,000,000		Simon Property Group LP	2.750	02/01/23	917,983
340,000		Ventas Realty LP	3.125	11/30/15	355,802
1,050,000		Ventas Realty LP	2.000	02/15/18	1,016,377
750,000		Ventas Realty LP	4.000	04/30/19	779,920
350,000		Ventas Realty LP	4.250	03/01/22	353,000
925,000		Weingarten Realty Investors	3.500	04/15/23	853,881
		TOTAL REAL ESTATE			24,658,631

RETAILING - 1.7%
3,200,000		AmeriGas Finance LLC	3.750	05/01/21	2,996,000
1,870,000		AmeriGas Partners LP	6.250	08/20/19	1,879,350
1,550,000	g	Automotores Gildemeister S.A.	8.250	05/24/21	1,433,750
875,000	g	Automotores Gildemeister S.A.	6.750	01/15/23	743,750
1,667,000		AutoNation, Inc	5.500	02/01/20	1,733,680
225,000	g	BC Mountain LLC	7.000	02/01/21	229,500
1,500,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	1,304,277
1,868,000		Limited Brands, Inc	6.625	04/01/21	2,029,115
2,750,000		Limited Brands, Inc	5.625	02/15/22	2,791,250
3,835,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	3,537,266
1,660,000		O’Reilly Automotive, Inc	4.625	09/15/21	1,737,150
5,613,000		O’Reilly Automotive, Inc	3.800	09/01/22	5,532,353
2,400,000	g	QVC, Inc	7.500	10/01/19	2,609,306
4,490,000	g	QVC, Inc	7.375	10/15/20	4,897,890
375,000		QVC, Inc	5.125	07/02/22	378,952
4,750,000		Sally Holdings LLC	5.750	06/01/22	4,821,250
425,000	g	Sonic Automotive, Inc	5.000	05/15/23	412,250
350,000		Wal-Mart Stores, Inc	4.250	04/15/21	381,723
13

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$705,000		Wal-Mart Stores, Inc	5.000%	10/25/40	$744,358
3,225,000	g	WEX, Inc	4.750	02/01/23	3,047,625
		TOTAL RETAILING			43,240,795

SOFTWARE & SERVICES - 0.7%
650,000		Equinix, Inc	4.875	04/01/20	637,000
9,600,000		Fidelity National Information Services, Inc	5.000	03/15/22	9,660,000
630,000		Oracle Corp	3.750	07/08/14	650,641
4,375,000		Oracle Corp	2.500	10/15/22	4,034,529
2,000,000		SunGard Data Systems, Inc	7.375	11/15/18	2,110,000
1,150,000	g	VeriSign, Inc	4.625	05/01/23	1,115,500
		TOTAL SOFTWARE & SERVICES			18,207,670

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
1,125,000		Amphenol Corp	4.750	11/15/14	1,178,926
600,000		Apple, Inc	3.850	05/04/43	532,939
1,870,000		Brocade Communications Systems, Inc	6.875	01/15/20	1,996,225
100,000		CC Holdings GS V LLC	2.381	12/15/17	98,412
956,000	g	Flextronics International Ltd	4.625	02/15/20	927,320
4,925,000		General Electric Co	0.850	10/09/15	4,920,341
415,000		General Electric Co	5.250	12/06/17	468,596
1,950,000		General Electric Co	2.700	10/09/22	1,845,466
850,000		General Electric Co	4.125	10/09/42	790,921
3,718,000		Jabil Circuit, Inc	5.625	12/15/20	3,848,130
1,185,000		L-3 Communications Corp	4.950	02/15/21	1,251,207
1,825,000	g	NXP BV	3.750	06/01/18	1,788,500
1,900,000		Scientific Games Corp	8.125	09/15/18	2,033,000
468,000		Scientific Games Corp	9.250	06/15/19	506,610
450,000		Xerox Corp	8.250	05/15/14	478,106
2,500,000		Xerox Corp	4.500	05/15/21	2,578,735
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			25,243,434

TELECOMMUNICATION SERVICES - 1.6%
1,915,000		America Movil SAB de C.V.	3.125	07/16/22	1,764,471
900,000		American Tower Corp	4.700	03/15/22	907,735
1,575,000		American Tower Corp	3.500	01/31/23	1,442,188
2,950,000		AT&T, Inc	2.625	12/01/22	2,700,238
1,700,000		AT&T, Inc	6.300	01/15/38	1,890,002
1,218,000		AT&T, Inc	4.350	06/15/45	1,059,695
1,500,000		Axiata SPV1 (Labuan) Ltd	5.375	04/28/20	1,618,235
1,235,000		BellSouth Corp	5.200	09/15/14	1,296,819
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,363,200
2,260,000		Cellco Partnership	8.500	11/15/18	2,935,281
250,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	251,205
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	873,981
875,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	853,552
1,375,000	g	Intelsat Jackson Holdings S.A.	5.500	08/01/23	1,292,500
2,760,000	g	Oi S.A.	5.750	02/10/22	2,570,250
375,000	g	SES	3.600	04/04/23	364,568
240,000		Sprint Nextel Corp	6.000	12/01/16	253,200
442,000		Telecom Italia Capital S.A.	6.175	06/18/14	457,469
1,510,000		Telecom Italia Capital S.A.	6.999	06/04/18	1,659,940
14

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,500,000		Telefonica Emisiones SAU	3.992%	02/16/16	$2,578,260
1,625,000		Telefonica Emisiones SAU	3.192	04/27/18	1,573,988
1,500,000		Telefonica Emisiones SAU	4.570	04/27/23	1,435,949
925,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	1,014,091
3,000,000		Verizon Communications, Inc	0.700	11/02/15	2,979,852
1,110,000		Verizon Communications, Inc	6.100	04/15/18	1,299,285
276,000		Verizon Communications, Inc	8.750	11/01/18	359,722
445,000		Verizon New England, Inc	4.750	10/01/13	449,603
2,025,000	g	VimpelCom Holdings BV	5.950	02/13/23	1,893,375
1,175,000		Windstream Corp	6.375	08/01/23	1,098,625
		TOTAL TELECOMMUNICATION SERVICES			40,237,279

TRANSPORTATION - 0.9%
1,635,000	g	Asciano Finance Ltd	5.000	04/07/18	1,736,993
1,500,000		Burlington Northern Santa Fe LLC	3.450	09/15/21	1,504,320
1,400,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	1,415,162
1,750,000	g	DP World Ltd	6.850	07/02/37	1,806,875
335,000		Embraer Overseas Ltd	6.375	01/15/20	366,825
3,675,000		Embraer S.A.	5.150	06/15/22	3,684,188
700,000	g	ERAC USA Finance LLC	3.300	10/15/22	664,467
750,000	g	ERAC USA Finance LLC	5.625	03/15/42	752,909
850,000	g	Hertz Corp	4.250	04/01/18	828,750
1,000,000		Hertz Corp	7.500	10/15/18	1,072,500
775,000	g	Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	749,778
450,000	g	Kansas City Southern Railway	4.300	05/15/43	405,428
375,000		Northrop Grumman Corp	1.750	06/01/18	363,723
2,000,000		Northrop Grumman Corp	3.250	08/01/23	1,892,618
2,000,000		Northrop Grumman Corp	4.750	06/01/43	1,911,684
1,275,000	g	TAM Capital 3, Inc	8.375	06/03/21	1,306,875
1,125,000		United Parcel Service, Inc	3.625	10/01/42	984,459
		TOTAL TRANSPORTATION			21,447,554

UTILITIES - 3.8%
675,000	g	Abu Dhabi National Energy Co	2.500	01/12/18	658,125
1,000,000	g	Abu Dhabi National Energy Co	6.250	09/16/19	1,122,500
726,000	g	Abu Dhabi National Energy Co	5.875	12/13/21	805,860
1,385,000		AES Corp	7.375	07/01/21	1,520,038
1,000,000		AES Corp	4.875	05/15/23	932,500
1,250,000		AGL Capital Corp	4.400	06/01/43	1,158,425
1,285,000		Alliant Energy Corp	4.000	10/15/14	1,333,311
2,000,000		American Electric Power Co, Inc	2.950	12/15/22	1,861,792
775,000		Atmos Energy Corp	8.500	03/15/19	1,013,214
1,575,000		Atmos Energy Corp	4.150	01/15/43	1,445,163
2,525,000	g	Calpine Corp	7.500	02/15/21	2,695,438
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,740,303
225,000		Carolina Power & Light Co	5.700	04/01/35	257,524
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	173,536
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	777,854
1,350,000	g	Centrais Eletricas Brasileiras S.A.	5.750	10/27/21	1,306,125
1,120,000	g	CEZ AS.	4.250	04/03/22	1,111,376
1,100,000		CLP Power Hong Kong Financing Ltd	3.375	10/26/27	925,918
1,050,000		CMS Energy Corp	4.700	03/31/43	969,829
15

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,300,000	g	Colbun S.A.	6.000%	01/21/20	$1,384,631
1,500,000	g	Comision Federal de Electricidad	4.875	05/26/21	1,533,750
675,000	g	Comision Federal de Electricidad	5.750	02/14/42	624,375
1,850,000		Commonwealth Edison Co	4.000	08/01/20	1,981,999
395,000		Commonwealth Edison Co	5.900	03/15/36	464,549
415,000		Connecticut Light & Power Co	5.500	02/01/19	482,659
1,700,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	1,538,090
225,000		Consolidated Natural Gas Co	5.000	12/01/14	237,505
750,000		Detroit Edison Co	3.950	06/15/42	686,200
650,000		Dominion Resources, Inc	4.050	09/15/42	570,396
1,160,000		Duke Energy Carolinas LLC	5.750	11/15/13	1,182,286
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	282,960
2,000,000		Duke Energy Corp	3.950	09/15/14	2,072,814
1,164,000	g	Eskom Holdings Ltd	5.750	01/26/21	1,152,360
1,750,000		Florida Power & Light Co	2.750	06/01/23	1,682,357
335,000		Florida Power Corp	6.400	06/15/38	410,386
1,410,000		FPL Group Capital, Inc	2.600	09/01/15	1,452,215
630,000		Indiana Michigan Power Co	7.000	03/15/19	756,970
555,000		Integrys Energy Group, Inc	4.170	11/01/20	585,137
1,150,000	g	Israel Electric Corp Ltd	6.700	02/10/17	1,213,250
2,000,000	g	Israel Electric Corp Ltd	7.250	01/15/19	2,130,000
195,000	g	Kansas Gas & Electric	6.700	06/15/19	239,862
600,000	g	KazMunayGas National Co JSC	4.400	04/30/23	556,500
775,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	990,036
1,955,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	2,014,000
2,085,000	g	Korea Hydro & Nuclear Power Co Ltd	3.000	09/19/22	1,861,667
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,113,663
1,500,000	g	Majapahit Holding BV	7.750	01/20/20	1,642,500
1,160,000		Midamerican Energy Holdings Co	5.950	05/15/37	1,288,781
630,000		Nevada Power Co	6.500	08/01/18	755,688
1,335,000		NiSource Finance Corp	5.400	07/15/14	1,395,199
1,500,000		NiSource Finance Corp	4.800	02/15/44	1,358,247
1,025,000		Northeast Utilities	1.450	05/01/18	994,897
1,975,000		Northern States Power Co	5.350	11/01/39	2,203,833
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	192,942
1,000,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	948,489
950,000		ONEOK Partners LP	3.375	10/01/22	873,364
695,000		Pacific Gas & Electric Co	8.250	10/15/18	896,271
1,150,000		PacifiCorp	2.950	02/01/22	1,130,412
885,000		Pepco Holdings, Inc	2.700	10/01/15	910,479
3,000,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	2,940,000
1,450,000		PG&E Corp	5.750	04/01/14	1,503,636
135,000		Potomac Electric Power Co	7.900	12/15/38	199,075
3,875,000		PPL Capital Funding, Inc	4.200	06/15/22	3,895,561
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	994,341
565,000		Progress Energy, Inc	7.050	03/15/19	684,608
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	2,016,886
440,000		Public Service Electric & Gas Co	5.300	05/01/18	508,409
2,200,000		Public Service Electric & Gas Co	2.375	05/15/23	2,037,116
1,190,000		Public Service Electric & Gas Co	5.375	11/01/39	1,374,466
1,500,000		QEP Resources, Inc	5.375	10/01/22	1,485,000
468,000		Questar Market Resources, Inc	6.875	03/01/21	504,270
16

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$970,000		San Diego Gas & Electric Co	3.950%	11/15/41	$903,035
630,000		Sempra Energy	6.000	10/15/39	708,857
450,000		Tampa Electric Co	4.100	06/15/42	415,066
1,575,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	1,393,875
845,000		Virginia Electric and Power Co	2.950	01/15/22	833,791
480,000		Williams Partners LP	3.800	02/15/15	500,452
850,000		Williams Partners LP	4.000	11/15/21	833,479
950,000		Williams Partners LP	3.350	08/15/22	872,472
940,000		Williams Partners LP	6.300	04/15/40	985,370
650,000		Xcel Energy, Inc	4.800	09/15/41	646,272
		TOTAL UTILITIES			94,836,587

		TOTAL CORPORATE BONDS			912,992,127
		(Cost $918,846,629)

GOVERNMENT BONDS - 37.3%

AGENCY SECURITIES - 0.3%
4,962,496		AMAL Ltd	3.465	08/21/21	5,283,991
1,500,000		Amber Circle Funding LTD	3.250	12/04/22	1,348,166
917,722		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,005,514
434,688		Totem Ocean Trailer Express, Inc	4.514	12/18/19	456,329
		TOTAL AGENCY SECURITIES			8,094,000

FOREIGN GOVERNMENT BONDS - 3.8%
1,500,000	g	Barbados Government International Bond	7.000	08/04/22	1,477,500
1,500,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,455,000
170,000		Brazilian Government International Bond	7.125	01/20/37	202,300
1,970,000		Brazilian Government International Bond	5.625	01/07/41	1,960,150
805,000		Chile Government International Bond	3.875	08/05/20	845,250
515,000		Chile Government International Bond	2.250	10/30/22	463,500
875,000		Colombia Government International Bond	4.375	07/12/21	911,313
3,875,000		Colombia Government International Bond	2.625	03/15/23	3,458,438
1,500,000	g	Costa Rica Government International Bond	4.250	01/26/23	1,387,500
250,000	g	Costa Rica Government International Bond	5.625	04/30/43	226,250
2,450,000	g	Croatia Government International Bond	6.250	04/27/17	2,568,604
1,000,000	g	Croatia Government International Bond	6.375	03/24/21	1,046,250
3,300,000	g	Dominican Republic International Bond	5.875	04/18/24	3,176,250
395,000		European Investment Bank	4.875	02/15/36	442,827
3,325,000		Export-Import Bank of Korea	1.250	11/20/15	3,286,985
580,000		Export-Import Bank of Korea	3.750	10/20/16	609,143
1,965,000		Export-Import Bank of Korea	4.375	09/15/21	1,991,506
300,000		Federative Republic of Brazil	6.000	01/17/17	337,500
1,450,000	g	Guatemala Government Bond	4.875	02/13/28	1,312,250
540,000		Hungary Government International Bond	4.125	02/19/18	525,150
1,000,000	g	Iceland Government International Bond	4.875	06/16/16	1,045,000
1,000,000	g	Indonesia Government International Bond	3.750	04/25/22	940,000
1,750,000	g	Indonesia Government International Bond	3.375	04/15/23	1,570,625
2,010,000		Israel Government International Bond	4.000	06/30/22	2,045,175
1,500,000		Israel Government International Bond	4.500	01/30/43	1,350,000
845,000		Italy Government International Bond	5.375	06/12/17	918,684
355,000		Italy Government International Bond	6.875	09/27/23	411,587
3,000,000	g,i	Kommunalbanken AS.	0.454	02/20/18	2,995,878
17

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Korea Development Bank	1.500%	01/22/18	$932,030
2,075,000		Korea Development Bank	3.000	09/14/22	1,897,270
1,210,000	g	Korea Housing Finance Corp	3.500	12/15/16	1,258,204
1,250,000	g	Korea Housing Finance Corp	1.625	09/15/18	1,149,965
19,270,000		Mexican Bonos	8.000	12/07/23	1,727,833
500,000		Mexico Government International Bond	6.750	09/27/34	590,000
1,000,000		Mexico Government International Bond	6.050	01/11/40	1,090,000
500,000		Mexico Government International Bond	4.750	03/08/44	445,000
2,850,000	g	Mongolia Government International Bond	5.125	12/05/22	2,508,000
4,800,000	g	Morocco Government International Bond	4.250	12/11/22	4,224,960
800,000	g	Namibia International Bonds	5.500	11/03/21	808,000
1,500,000		Panama Government International Bond	5.200	01/30/20	1,636,500
100,000		Peruvian Government International Bond	7.125	03/30/19	121,000
450,000		Peruvian Government International Bond	7.350	07/21/25	576,000
1,500,000		Poland Government International Bond	3.875	07/16/15	1,568,445
1,250,000		Poland Government International Bond	6.375	07/15/19	1,457,887
1,833,000		Poland Government International Bond	5.125	04/21/21	1,993,387
3,220,000		Poland Government International Bond	3.000	03/17/23	2,906,050
620,000		Province of Quebec Canada	7.500	09/15/29	851,660
1,390,000	g	Qatar Government International Bond	4.500	01/20/22	1,490,775
620,000	g	Qatar Government International Bond	6.400	01/20/40	726,950
925,000		Republic of Korea	5.750	04/16/14	957,871
1,000,000	g	Republic of Paraguay	4.625	01/25/23	965,000
860,000	g	Republic of Serbia	7.250	09/28/21	885,800
900,000		Republic of Turkey	6.000	01/14/41	897,750
900,000	g	Romanian Government International Bond	6.750	02/07/22	1,003,365
2,575,000	g	Romanian Government International Bond	4.375	08/22/23	2,446,301
750,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	776,250
750,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	771,473
800,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	856,000
1,070,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	1,110,125
240,000		South Africa Government International Bond	6.875	05/27/19	271,800
1,175,000		South Africa Government International Bond	5.500	03/09/20	1,238,156
1,000,000		South Africa Government International Bond	4.665	01/17/24	955,000
500,000		South Africa Government International Bond	6.250	03/08/41	535,000
5,000,000	g	Spain Government International Bond	4.000	03/06/18	4,921,500
2,000,000	g	Sri Lanka Government International Bond	6.250	07/27/21	1,970,000
875,000	g	Sri Lanka Government International Bond	5.875	07/25/22	826,875
1,220,000		Svensk Exportkredit AB	5.125	03/01/17	1,387,140
227,000		United Mexican States	5.875	02/17/14	232,902
500,000		United Mexican States	5.950	03/19/19	572,250
1,032,000		United Mexican States	5.125	01/15/20	1,134,168
		TOTAL FOREIGN GOVERNMENT BONDS			93,635,257

MORTGAGE BACKED - 23.2%
323,102	i	Federal Home Loan Mortgage Corp (FHLMC)	2.439	02/01/36	344,452
169,349	i	FHLMC	2.701	07/01/36	180,565
548,141	i	FHLMC	2.399	09/01/36	585,369
391,692	i	FHLMC	2.545	09/01/36	415,016
358,637	i	FHLMC	2.598	09/01/36	382,899
878,188	i	FHLMC	2.734	03/01/37	936,665
18

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$533,167	i	FHLMC	6.021%	04/01/37	$576,913
58,243	i	FHLMC	6.081	05/01/37	62,582
108,021	i	FHLMC	2.593	06/01/37	115,563
476,181	i	FHLMC	3.034	08/01/37	503,884
510,161	i	FHLMC	1.828	09/01/37	533,109
8,105,382	i	FHLMC (Interest only)	6.368	09/15/41	2,102,697
1,025,283		FHLMC	3.000	08/15/42	857,211
6,000,000	h	FHLMC	4.000	07/15/43	6,239,297
9,992		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16	10,129
719		FGLMC	7.500	05/01/16	759
751		FGLMC	7.500	06/01/16	791
486,939		FGLMC	4.500	09/01/18	511,290
532,727		FGLMC	4.500	01/01/19	568,720
550,561		FGLMC	4.500	05/01/19	579,174
174,239		FGLMC	4.500	01/01/20	183,294
295,374		FGLMC	5.000	05/01/20	315,003
71,247		FGLMC	4.500	07/01/20	75,839
12,386		FGLMC	7.000	10/01/20	13,530
869,943		FGLMC	4.500	06/01/21	916,472
1,552,806		FGLMC	4.500	06/01/21	1,635,858
642,085		FGLMC	4.000	07/01/24	672,990
202,978		FGLMC	4.500	09/01/24	213,714
468		FGLMC	6.500	10/01/28	503
12,389		FGLMC	6.500	01/01/29	13,753
3,454		FGLMC	6.500	03/01/29	3,968
34,328		FGLMC	6.500	07/01/29	36,040
1,667		FGLMC	8.000	01/01/31	1,930
21,789		FGLMC	6.500	09/01/31	24,858
39,229		FGLMC	8.000	09/01/31	45,715
243,949		FGLMC	7.000	12/01/31	283,705
327,895		FGLMC	6.000	03/01/33	365,845
327,662		FGLMC	4.500	07/01/33	346,064
930,079		FGLMC	5.000	09/01/33	1,022,924
333,121		FGLMC	5.500	09/01/33	369,410
450,947		FGLMC	5.500	09/01/33	500,285
433,573		FGLMC	5.500	09/01/33	480,809
615,878		FGLMC	5.500	10/01/33	683,001
997,966		FGLMC	5.500	12/01/33	1,083,173
1,839,249		FGLMC	7.000	12/01/33	2,138,982
504,208		FGLMC	5.000	01/01/34	541,550
548,060		FGLMC	5.000	05/01/34	587,375
374,093		FGLMC	6.000	09/01/34	411,491
1,501,068		FGLMC	5.000	12/01/34	1,608,747
120,494		FGLMC	5.500	12/01/34	129,604
770,542		FGLMC	4.500	04/01/35	813,251
763,145		FGLMC	6.000	05/01/35	836,922
729,677		FGLMC	7.000	05/01/35	848,589
157,244		FGLMC	6.000	07/01/35	172,324
92,289		FGLMC	5.500	08/01/35	99,813
82,374		FGLMC	5.000	10/01/35	88,089
159,180		FGLMC	5.000	02/01/36	170,224
16,323		FGLMC	6.500	05/01/36	18,255
19

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$284,801		FGLMC	6.500%	10/01/36	$320,045
617,309		FGLMC	6.000	08/01/37	676,344
248,536		FGLMC	6.000	09/01/37	272,169
42,118		FGLMC	6.500	11/01/37	47,364
641,611		FGLMC	5.000	04/01/38	699,773
1,242,588		FGLMC	4.500	05/01/39	1,308,296
544,065		FGLMC	5.000	07/01/39	580,719
4,053,500		FGLMC	4.500	11/01/40	4,422,171
4,620,130		FGLMC	4.500	12/01/40	5,026,474
1,146,965		Federal National Mortgage Association (FNMA)	4.440	07/01/13	1,146,834
38		FNMA	6.000	09/01/13	38
614,113		FNMA	4.770	10/01/13	618,113
109		FNMA	6.500	12/01/13	110
196,427		FNMA	4.854	02/01/14	197,733
3,384,507		FNMA	4.640	11/01/14	3,499,487
6,878		FNMA	6.500	10/01/16	7,198
66,838		FNMA	6.500	11/01/16	70,694
40,374		FNMA	6.500	04/01/17	43,267
121,636		FNMA	5.000	12/01/17	129,865
599,331		FNMA	5.500	04/01/18	634,986
57,237		FNMA	5.500	04/01/18	60,654
39,002		FNMA	5.500	05/01/18	41,188
214,459		FNMA	4.500	10/01/18	228,025
599,606		FNMA	5.000	11/01/18	640,148
31,480		FNMA	6.000	01/01/19	34,191
74,019		FNMA	4.500	05/01/19	78,663
175,927		FNMA	4.500	06/01/19	186,916
128,630		FNMA	5.000	03/01/20	137,381
90,517		FNMA	4.500	11/01/20	96,184
179,062		FNMA	5.000	12/01/20	190,808
206,325		FNMA	5.000	03/01/21	220,282
152,217		FNMA	5.500	08/01/21	164,024
146,083		FNMA	4.500	06/01/23	155,184
187,637		FNMA	5.000	07/01/23	199,962
354,159		FNMA	5.000	07/01/23	379,782
116,421		FNMA	5.000	11/01/23	126,239
107,005		FNMA	5.500	02/01/24	117,021
135,988		FNMA	4.000	05/01/24	143,310
61,084		FNMA	5.500	07/01/24	66,821
1,084		FNMA	8.000	07/01/24	1,275
163,345		FNMA	4.500	08/01/24	173,301
1,383,946		FNMA	4.000	09/01/24	1,463,378
664,531		FNMA	5.000	03/01/25	720,926
1,414,825		FNMA	5.000	10/01/25	1,538,368
898,826		FNMA	3.000	05/01/27	928,291
12,000,000	h	FNMA	2.500	07/25/28	12,069,374
11,000,000	h	FNMA	3.000	07/25/28	11,314,532
11,000,000	h	FNMA	4.000	07/25/28	11,594,257
4,000,000	h	FNMA	4.500	07/25/28	4,240,469
917		FNMA	7.500	01/01/29	1,082
1,437		FNMA	6.500	04/01/29	1,509
735		FNMA	7.500	07/01/29	738
20

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$11,693		FNMA	7.500%	07/01/29	$12,186
580		FNMA	7.500	02/01/31	615
3,822		FNMA	7.500	03/01/31	4,550
2,630		FNMA	7.500	05/01/31	2,877
1,548		FNMA	6.500	09/01/31	1,731
20,447		FNMA	6.500	11/01/31	22,587
51,941		FNMA	6.000	01/01/32	56,441
358,229		FNMA	6.500	07/01/32	401,042
145,669		FNMA	5.500	01/01/33	159,635
54,564		FNMA	5.000	02/01/33	59,028
331,831		FNMA	4.500	03/25/33	345,795
185,969		FNMA	5.000	08/01/33	201,184
152,595		FNMA	5.000	10/01/33	165,079
224,901		FNMA	5.000	10/01/33	243,301
65,984		FNMA	5.000	03/01/34	71,382
88,301		FNMA	5.000	03/01/34	95,526
53,365		FNMA	5.000	03/01/34	57,731
186,952		FNMA	5.000	03/01/34	202,248
545,163		FNMA	5.000	04/01/34	588,737
1,497,100		FNMA	5.000	08/01/34	1,617,372
132,585		FNMA	6.000	11/01/34	144,109
94,559		FNMA	6.000	12/01/34	105,053
516,944		FNMA	6.000	05/01/35	573,962
10,662		FNMA	7.500	06/01/35	11,678
53,851		FNMA	5.500	10/01/35	59,296
58,543		FNMA	5.000	11/01/35	62,647
546,587	i	FNMA	2.515	02/01/36	582,819
158,342		FNMA	5.000	02/01/36	168,590
412,087		FNMA	6.500	02/01/36	452,440
394,760	i	FNMA	2.760	07/01/36	424,093
281,412		FNMA	6.500	09/01/36	313,376
84,687		FNMA	7.000	02/01/37	98,494
210,452		FNMA	6.500	03/01/37	234,626
517,712		FNMA	7.000	04/01/37	602,115
156,618		FNMA	6.500	08/01/37	174,202
564,225		FNMA	6.500	08/01/37	627,550
288,630		FNMA	6.000	09/01/37	314,379
433,347		FNMA	6.000	09/01/37	484,683
566,122		FNMA	6.500	09/01/37	629,637
1,013,707	i	FNMA	2.479	10/01/37	1,081,882
138,181		FNMA	7.000	11/01/37	160,709
73,380		FNMA	6.500	01/01/38	82,468
8,082		FNMA	6.500	03/01/38	9,070
221,934	i	FNMA	4.918	10/01/38	239,804
1,714,135		FNMA	5.500	08/01/39	1,886,136
45,953,558		FNMA	4.000	12/01/39	47,925,022
3,687,518		FNMA	4.500	03/01/40	3,979,633
3,331,937		FNMA	4.500	09/01/40	3,530,217
6,687,289		FNMA	4.500	09/01/40	7,085,243
547,148		FNMA	4.000	11/01/40	570,286
3,446,823		FNMA	4.500	11/01/40	3,678,451
23,620,742		FNMA	4.500	04/01/41	25,045,178
21

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$11,133,694		FNMA	3.500%	02/01/42	$11,333,329
6,377,942		FNMA	3.500	07/01/42	6,489,135
10,692,868		FNMA	3.500	09/01/42	10,886,084
3,915,737		FNMA	3.500	10/01/42	3,982,586
18,240,494		FNMA	3.500	11/01/42	18,570,190
9,927,608		FNMA	3.500	11/01/42	10,100,909
1,000,000	h	FNMA	2.500	07/25/43	929,062
49,000,000	h	FNMA	3.000	07/25/43	47,874,529
32,000,000	h	FNMA	3.500	07/25/43	32,484,999
22,000,000	h	FNMA	4.000	07/25/43	22,918,672
21,000,000	h	FNMA	5.000	07/25/43	22,599,610
45,000,000	h	FNMA	5.500	07/25/43	48,874,221
21,000,000	h	FNMA	6.000	07/25/43	22,837,500
7,000,000	h	FNMA	4.000	08/25/43	7,276,992
178		Government National Mortgage Association (GNMA)	7.000	01/15/28	208
1,829		GNMA	7.000	02/15/28	1,891
643		GNMA	7.000	06/15/28	669
1,263		GNMA	7.000	06/15/28	1,478
10,996		GNMA	6.500	09/15/28	12,201
4,009		GNMA	6.500	09/15/28	4,471
9,872		GNMA	6.500	11/15/28	11,351
3,319		GNMA	7.500	11/15/28	3,794
598		GNMA	8.500	07/15/30	610
18,427		GNMA	8.500	10/15/30	20,052
12,709		GNMA	8.500	10/20/30	15,289
1,732		GNMA	8.500	12/15/30	1,979
2,694		GNMA	7.000	06/20/31	3,165
2,067		GNMA	6.500	07/15/31	2,146
10,926		GNMA	7.000	07/15/31	12,367
7,394		GNMA	7.000	07/15/31	8,370
9,836		GNMA	7.500	02/15/32	10,151
1,378		GNMA	6.500	03/15/33	1,596
227,459		GNMA	5.500	07/15/33	250,418
729,040		GNMA	5.500	09/15/33	830,506
193,880		GNMA	5.500	02/20/35	213,984
1,257,383		GNMA	5.500	05/20/35	1,379,627
423,148		GNMA	5.500	02/20/36	464,926
71,170		GNMA	6.000	10/20/36	78,874
74,310		GNMA	6.000	01/20/37	82,174
245,580		GNMA	6.000	02/20/37	272,245
91,998		GNMA	5.500	07/15/38	100,246
542,591		GNMA	5.500	07/20/38	593,762
10,409		GNMA	6.000	08/15/38	11,555
212,084		GNMA	6.000	08/20/38	234,528
231,186		GNMA	6.500	11/20/38	260,118
1,314,713		GNMA	5.000	06/15/39	1,452,031
1,277,478		GNMA	4.500	07/20/39	1,369,109
466,275		GNMA	4.000	08/15/39	489,490
705,914		GNMA	4.000	10/15/40	750,186
19,069,056		GNMA	4.000	01/20/42	20,047,498
26,117,442		GNMA	3.500	03/15/42	26,845,582
6,000,000	h	GNMA	3.000	07/15/43	5,931,563
22

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000	h	GNMA	3.500%	07/15/43	$5,128,906
2,000,000	h	GNMA	4.000	07/15/43	2,096,250
14,000,000	h	GNMA	4.500	07/15/43	14,854,766
6,000,000	h	GNMA	6.000	07/15/43	6,656,485
5,000,000	h	GNMA	3.500	07/20/43	5,131,249
8,000,000	h	GNMA	5.000	07/20/43	8,657,500
2,537,803		GNMA	6.500	01/15/44	2,690,351
		TOTAL MORTGAGE BACKED			580,067,377

MUNICIPAL BONDS - 4.8%
445,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	470,788
25,000,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	24,751,250
11,000,000		New York State Urban Development Corp	0.550	03/15/16	10,880,100
11,000,000		New York State Urban Development Corp	1.350	03/15/18	10,742,380
12,000,000		State of California	0.850	02/01/15	12,009,360
1,900,000		State of California	5.450	04/01/15	2,041,341
12,000,000		State of California	1.050	02/01/16	11,981,760
1,900,000		State of California	5.950	04/01/16	2,123,174
7,985,000		State of Illinois	4.875	07/01/16	8,612,781
3,000,000		State of Illinois	4.833	02/01/17	3,193,560
12,000,000		State of Illinois	4.350	06/01/18	12,525,720
1,845,000		State of Illinois	4.700	01/01/21	1,853,579
2,560,000		State of Illinois	3.860	04/01/21	2,438,246
3,030,000		State of Illinois	4.110	04/01/22	2,874,743
2,195,000		State of Illinois	4.310	04/01/23	2,099,825
3,470,000		State of Illinois	4.760	04/01/26	3,288,068
1,000,000		University of Massachusetts Building Authority	0.430	11/01/14	997,620
2,075,000		University of Massachusetts Building Authority	0.550	11/01/15	2,065,912
895,000		University of Massachusetts Building Authority	0.770	11/01/16	888,860
2,265,000		University of Massachusetts Building Authority	1.103	11/01/17	2,225,181
1,000,000		University of Massachusetts Building Authority	1.722	11/01/19	961,690
1,200,000		University of Massachusetts Building Authority	1.952	11/01/20	1,142,556
		TOTAL MUNICIPAL BONDS			120,168,494

U.S. TREASURY SECURITIES - 5.2%
76,000		United States Treasury Bond	4.500	02/15/36	90,499
6,955,000		United States Treasury Bond	3.125	02/15/43	6,492,061
530,000		United States Treasury Note	0.250	02/28/15	529,607
2,116,000		United States Treasury Note	0.250	05/31/15	2,112,280
6,127,000	l	United States Treasury Note	0.375	11/15/15	6,113,594
1,550,000		United States Treasury Note	0.375	03/15/16	1,541,766
39,295,000		United States Treasury Note	0.250	05/15/16	38,877,491
5,440,000		United States Treasury Note	0.875	01/31/18	5,343,103
43,450,600		United States Treasury Note	1.000	05/31/18	42,703,771
44,000		United States Treasury Note	2.625	11/15/20	45,846
690,000		United States Treasury Note	1.750	05/15/23	646,228
30,000,000		United States Treasury Note	2.875	05/15/43	26,550,000
		TOTAL U.S. TREASURY SECURITIES			131,046,246

		TOTAL GOVERNMENT BONDS			933,011,374
		(Cost $940,372,931)
23

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
STRUCTURED ASSETS - 18.8%

ASSET BACKED - 12.4%
$14,750,000		Ally Auto Receivables Trust	0.720%	05/20/16	$14,744,292
		Series - 2013 SN1 (Class A3)
19,403,000	g	Ally Master Owner Trust	4.250	04/15/17	20,394,299
		Series - 2010 2 (Class A)
2,475,000	g	Ally Master Owner Trust	4.590	04/15/17	2,598,713
		Series - 2010 2 (Class B)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
550,000	g	Avis Budget Rental Car Funding AESOP LLC	2.980	11/20/14	550,882
		Series - 2011 1A (Class B)
3,750,000	g	Avis Budget Rental Car Funding AESOP LLC	4.640	05/20/16	3,966,113
		Series - 2010 3A (Class A)
1,200,000	g	Avis Budget Rental Car Funding AESOP LLC	5.110	03/20/17	1,282,164
		Series - 2010 5A (Class B)
9,300,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	9,898,511
		Series - 2011 3A (Class B)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	1,065,725
		Series - 2011 5A (Class B)
9,800,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	9,750,696
		Series - 2012 3A (Class B)
486,548	i	Bear Stearns Asset Backed Securities Trust	0.563	11/25/39	474,043
		Series - 2005 SD3 (Class 2A1)
11,845,226	g,m	Capital Automotive REIT	4.700	07/15/42	11,996,993
		Series - 2012 1A (Class A)
347,628	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	346,591
		Series - 2002 1 (Class AF6)
24,408,125	g	CKE Restaurant Holdings, Inc	4.474	03/20/43	24,391,088
		Series - 2013 1A (Class A2)
91,968	i	Countrywide Asset-Backed Certificates	5.585	10/25/46	91,622
		Series - 2006 15 (Class A2)
301,792	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	305,991
		Series - 2007 MX1 (Class A1)
6,410,000	g,i	DB/UBS Mortgage Trust	5.728	11/10/46	6,814,401
		Series - 2011 LC1A (Class C)
24,256,500	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	25,895,099
		Series - 2012 1A (Class A2)
892,365	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	892,245
		Series - 2007 1A (Class AF3)
11,440,000		Ford Credit Auto Owner Trust	2.930	10/15/18	11,543,715
		Series - 2012 B (Class D)
7,800,000		Ford Credit Auto Owner Trust	2.430	01/15/19	7,881,596
		Series - 2012 C (Class D)
9,000,000		Ford Credit Auto Owner Trust	1.860	08/15/19	8,713,224
		Series - 2013 A (Class D)
2,800,000	g	Ford Credit Floorplan Master Owner Trust	2.960	02/15/16	2,831,615
		Series - 2011 1 (Class D)
5,900,000	g	Hertz Vehicle Financing LLC	4.170	03/25/16	6,101,131
		Series - 2011 1A (Class B1)
24

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,515,000	g	Hertz Vehicle Financing LLC	5.290%	03/25/16	$3,731,390
		Series - 2009 2A (Class A2)
9,285,000	g	Hertz Vehicle Financing LLC	5.930	03/25/16	9,851,404
		Series - 0 2A (Class B2)
5,000,000	g	Hertz Vehicle Financing LLC	1.860	08/25/17	4,934,435
		Series - 2013 1A (Class B1)
2,000,000	g	Hertz Vehicle Financing LLC	4.960	03/25/18	2,145,128
		Series - 2011 1A (Class B2)
5,000,000	g	Hertz Vehicle Financing LLC	2.480	08/25/19	4,842,805
		Series - 2013 1A (Class B2)
1,469,819	i	Lehman XS Trust	0.443	02/25/36	1,293,186
		Series - 2006 1 (Class 1A1)
3,058,578		Lehman XS Trust	6.500	06/25/46	2,285,550
		Series - 2006 13 (Class 2A1)
224,229	i	Long Beach Mortgage Loan Trust	0.943	02/25/35	222,407
		Series - 2005 1 (Class M1)
1,000,000	g,i	Longpoint Re Ltd	4.020	05/18/16	995,800
		Series - 2013 144A (Class )
354,930	i	Park Place Securities, Inc	1.138	09/25/34	353,430
		Series - 2004 WHQ1 (Class M1)
2,450,000	g	Rental Car Finance Corp	2.510	02/25/16	2,493,997
		Series - 2011 1A (Class A1)
1,000,000	g	Rental Car Finance Corp	4.380	02/25/16	1,032,478
		Series - 2011 1A (Class B1)
80,306	i	Residential Asset Securities Corp	6.489	10/25/30	80,491
		Series - 2001 KS2 (Class AI6)
285,533	i	Residential Asset Securities Corp	0.623	04/25/35	278,133
		Series - 2005 KS3 (Class M3)
1,077,539		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	1,067,642
		Series - 2006 HI5 (Class A3)
558,617		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	569,015
		Series - 2006 HI3 (Class A3)
185,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	183,188
		Series - 2006 HI1 (Class M2)
3,000,000	g,i	Sanders Re Ltd	4.046	05/05/17	2,968,500
		Series - 2013 144A (Class )
19,750,000		Santander Drive Auto Receivables Trust	3.870	02/15/18	20,265,317
		Series - 2012 2 (Class D)
1,000,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	968,836
		Series - 2013 1 (Class D)
656,314	i	Securitized Asset Backed Receivables LLC	0.493	10/25/35	639,360
		Series - 2006 OP1 (Class A2C)
1,675,000	g,i,m	Sheridan Square CLO Ltd	1.277	04/15/25	1,675,838
		Series - 2013 1A (Class X)
1,638,909	g	Sierra Receivables Funding Co LLC	3.350	04/20/26	1,688,742
		Series - 2011 1A (Class A)
1,222,824	g	Sierra Receivables Funding Co LLC	4.250	05/20/28	1,258,996
		Series - 2011 2A (Class B)
2,329,158	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	2,369,545
		Series - 2012 2A (Class B)
15,964,624	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	15,850,206
		Series - 2013 1A (Class A)
25

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,865,120	g	Sierra Receivables Funding Co LLC	2.390%	11/20/29	$3,864,834
		Series - 2013 1A (Class B)
4,715,000	g	SLM Student Loan Trust	4.370	04/17/28	5,075,933
		Series - 2011 A (Class A2)
1,480,000	g	SLM Student Loan Trust	3.740	02/15/29	1,559,551
		Series - 2011 B (Class A2)
5,213,000	g	SLM Student Loan Trust	4.540	10/17/44	5,647,863
		Series - 2011 C (Class A2B)
4,233,000	g	SLM Student Loan Trust	3.830	01/17/45	4,499,920
		Series - 2012 A (Class A2)
693,390	i	Soundview Home Equity Loan Trust	0.493	11/25/35	681,910
		Series - 2005 OPT3 (Class A4)
212,666	i	Structured Asset Investment Loan Trust	0.793	05/25/35	211,504
		Series - 2005 4 (Class M1)
231,049	i	Structured Asset Investment Loan Trust	0.473	12/25/35	230,174
		Series - 2005 10 (Class A5)
3,564,666	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.413	10/25/36	3,423,705
		Series - 2006 GEL4 (Class A2)
5,800,000	g,i	Vitality Re IV Ltd	2.770	01/09/16	5,868,440
		Series - 2013 IV B (Class )
23,750,000	g	Volvo Financial Equipment LLC	0.740	03/15/17	23,641,795
		Series - 2013 1A (Class A3)
274,615	g,i	Wachovia Loan Trust	0.553	05/25/35	254,068
		Series - 2005 SD1 (Class A)
301,157	i	Wells Fargo Home Equity Trust	0.333	07/25/36	297,613
		Series - 2006 2 (Class A3)
		TOTAL ASSET BACKED			311,833,879

OTHER MORTGAGE BACKED - 6.4%
6,204,292	g	7 WTC Depositor LLC Trust	4.082	03/13/31	6,473,856
		Series - 2012 7WTC (Class A)
1,725,000		Banc of America Commercial Mortgage Trust	5.390	10/10/45	1,830,373
		Series - 2006 6 (Class AM)
5,025,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	5,492,365
		Series - 2006 T24 (Class AM)
6,302		Citicorp Mortgage Securities, Inc	5.750	11/25/36	6,267
		Series - 2006 6 (Class A2)
23,059	g,i	Citigroup Commercial Mortgage Trust	0.333	04/15/22	22,866
		Series - 2007 FL3A (Class A2)
618,275		Countrywide Alternative Loan Trust	5.500	08/25/16	627,056
		Series - 2004 30CB (Class 1A15)
539,224		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	536,962
		Series - 2005 6 (Class 1A10)
124,959		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	123,721
		Series - 2005 12 (Class 1A5)
7,100,000		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	7,340,569
		Series - 2005 C3 (Class AJ)
3,670,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	3,754,080
		Series - 2005 C5 (Class C)
407,364	g,i	Credit Suisse Mortgage Capital Certificates	0.373	04/15/22	402,820
		Series - 2007 TF2A (Class A1)
26

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,600,000	g	Credit Suisse Mortgage Capital Certificates	5.626%	05/15/23	$1,777,632
		Series - 2006 OMA (Class D)
29,705,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	31,878,782
		Series - 2006 C4 (Class AM)
820,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	851,295
		Series - 2009 RR1 (Class A3C)
1,300,000	g	GS Mortgage Securities Corp II	4.049	04/10/34	1,295,750
		Series - 2012 ALOH (Class B)
1,375,000	g,i	GS Mortgage Securities Corp II	4.276	04/10/34	1,347,303
		Series - 2012 GSMS (Class C)
1,170,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	1,249,039
		Series - 2010 C2 (Class B)
795,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	823,270
		Series - 2010 C2 (Class C)
709,282	i	Impac CMB Trust	0.853	02/25/36	638,014
		Series - 2004 11 (Class 2A1)
805,792	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.568	07/15/19	784,237
		Series - 2007 FL1A (Class A1)
1,010,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.431	07/15/46	1,050,136
		Series - 2011 C4 (Class C)
5,350,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.140	02/15/51	5,583,495
		Series - 2007 C1 (Class AM)
7,763,000	i	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12	6.197	02/15/51	6,786,578
		Series - 2007 LD12 (Class AJ)
7,519	i	JP Morgan Mortgage Trust	4.115	04/25/35	7,520
		Series - 2005 A2 (Class 5A1)
2,055,000		LB-UBS Commercial Mortgage Trust	5.378	11/15/38	2,204,900
		Series - 2006 C7 (Class AM)
10,750,000	i	LB-UBS Commercial Mortgage Trust	5.493	02/15/40	11,012,085
		Series - 2007 C2 (Class AM)
4,845,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	5,012,942
		Series - 2005 C5 (Class AJ)
6,320		MASTER Asset Securitization Trust	5.000	05/25/35	6,271
		Series - 2005 1 (Class 2A5)
571,063	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	604,542
		Series - 2005 CIP1 (Class AM)
580,000	i	Merrill Lynch Mortgage Trust	6.441	02/12/51	611,184
		Series - 0 C1 (Class AJA)
2,675,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	2,819,220
		Series - 2011 C1 (Class C)
550,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	528,734
		Series - 2011 C1 (Class D)
415,000	i	Morgan Stanley Capital I	5.544	11/12/49	450,258
		Series - 2007 T25 (Class AM)
1,721,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	1,794,325
		Series - 2006 HQ9 (Class B)
3,206,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	3,236,592
		Series - 2006 HQ9 (Class C)
1,128,418		Residential Accredit Loans, Inc	4.350	03/25/34	1,150,682
		Series - 2004 QS4 (Class A1)
2,556,785	i	Residential Accredit Loans, Inc	0.383	05/25/46	1,906,615
		Series - 2006 QO5 (Class 2A1)
27

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,724,165	g,i	Springleaf Mortgage Loan Trust	2.667%	09/25/57	$1,758,035
		Series - 2012 1A (Class A)
796,425	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	807,979
		Series - 0 2A (Class A)
4,219	i	Structured Adjustable Rate Mortgage Loan Trust	0.953	03/25/35	4,236
		Series - 2005 6XS (Class A3)
24,120,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	25,426,918
		Series - 2007 C30 (Class AM)
14,500,000	i	Wachovia Bank Commercial Mortgage Trust	6.166	05/15/46	13,900,817
		Series - 2007 C34 (Class AJ)
795,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	889,855
		Series - 2007 C31 (Class A5)
5,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	4,799,875
		Series - 2007 C31 (Class AJ)
		TOTAL OTHER MORTGAGE BACKED			159,610,051

		TOTAL STRUCTURED ASSETS			471,443,930
		(Cost $476,005,310)

		TOTAL BONDS			2,317,447,431
		(Cost $2,335,224,870)

SHORT-TERM INVESTMENTS - 18.5%
TREASURY DEBT - 18.5%
28,500,000	d	United States Treasury Bill	0.050-0.090	07/18/13	28,498,815
31,500,000	d	United States Treasury Bill	0.070-0.100	07/25/13	31,498,280
1,600,000		United States Treasury Bill	0.071	08/01/13	1,599,902
8,000,000	d	United States Treasury Bill	0.050-0.074	08/08/13	7,999,476
35,500,000	d	United States Treasury Bill	0.080	08/15/13	35,496,450
56,700,000	d	United States Treasury Bill	0.088-0.091	09/05/13	56,697,902
15,100,000	d	United States Treasury Bill	0.051-0.070	09/12/13	15,099,381
41,000,000	d	United States Treasury Bill	0.045-0.080	09/19/13	40,996,802
64,000,000		United States Treasury Bill	0.040-0.055	09/26/13	63,994,560
35,000,000	d	United States Treasury Bill	0.050	10/03/13	34,995,870
60,000,000	d	United States Treasury Bill	0.040-0.055	10/10/13	59,991,180
5,500,000	d	United States Treasury Bill	0.081	10/17/13	5,499,132
4,400,000		United States Treasury Bill	0.078	10/24/13	4,399,261
18,000,000	d	United States Treasury Bill	0.060	11/07/13	17,996,778
8,500,000		United States Treasury Bill	0.070	11/14/13	8,497,909
50,000,000	d	United States Treasury Bill	0.071	12/05/13	49,984,750
		TOTAL TREASURY DEBT			463,246,448

		TOTAL SHORT-TERM INVESTMENTS			463,246,448
		(Cost $463,231,065)

		TOTAL INVESTMENTS - 111.4%			2,787,086,278
		(Cost $2,804,874,954)
		OTHER ASSETS & LIABILITIES, NET - (11.4)%			(285,735,290)
		NET ASSETS - 100.0%			$2,501,350,988
28

TIAA-CREF FUNDS - Bond Fund

Abbreviation(s):
REIT	Real Estate Investment Trust

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2013, the aggregate value of these securities was $547,527,065 or 21.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.
29

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS

BOND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2013

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BONDS - 99.4%

CORPORATE BONDS - 23.0%

AUTOMOBILES & COMPONENTS - 0.1%
$50,000		BorgWarner, Inc	4.625%	09/15/20	$52,516
500,000		Ford Motor Co	7.450	07/16/31	598,608
650,000		Ford Motor Co	4.750	01/15/43	571,734
200,000		Harsco Corp	5.750	05/15/18	214,026
400,000		Honeywell International, Inc	5.400	03/15/16	444,559
300,000		Honeywell International, Inc	5.300	03/01/18	341,796
400,000		Honeywell International, Inc	5.000	02/15/19	457,210
282,000		Honeywell International, Inc	5.700	03/15/37	328,848
210,000		Johnson Controls, Inc	5.500	01/15/16	230,724
150,000		Johnson Controls, Inc	2.600	12/01/16	155,393
160,000		Johnson Controls, Inc	4.250	03/01/21	167,250
270,000		Johnson Controls, Inc	6.000	01/15/36	294,044
		TOTAL AUTOMOBILES & COMPONENTS			3,856,708

BANKS - 2.4%
100,000		Allied World Assurance Co Ltd	7.500	08/01/16	115,253
1,800,000		Asian Development Bank	0.875	06/10/14	1,807,200
1,750,000		Asian Development Bank	2.500	03/15/16	1,835,225
2,000,000		Asian Development Bank	1.125	03/15/17	2,012,600
75,000		Asian Development Bank	5.820	06/16/28	92,374
200,000		Australia & New Zealand Banking Group Ltd	0.900	02/12/16	198,748
500,000		Australia & New Zealand Banking Group Ltd	1.450	05/15/18	483,620
200,000	g	Banco de Credito e Inversiones	3.000	09/13/17	196,027
500,000		Banco do Brasil S.A.	3.875	01/23/17	508,000
200,000		Banco do Brasil S.A.	3.875	10/10/22	175,260
100,000		Bancolombia S.A.	4.250	01/12/16	102,500
200,000		Bancolombia S.A.	5.950	06/03/21	212,500
500,000		Bank of America Corp	5.420	03/15/17	535,482
400,000		Bank of Montreal	1.450	04/09/18	386,091
500,000		Bank of New York Mellon Corp	0.700	03/04/16	494,826
200,000		Bank of Nova Scotia	0.750	10/09/15	199,135
350,000		Bank of Nova Scotia	1.450	04/25/18	337,255
500,000		Barclays Bank plc	5.140	10/14/20	505,154
500,000		BB&T Corp	5.200	12/23/15	546,109
100,000		BB&T Corp	3.200	03/15/16	104,813
200,000		BB&T Corp	2.150	03/22/17	200,329
70,000		BB&T Corp	4.900	06/30/17	76,365
150,000		BB&T Corp	1.600	08/15/17	146,692
300,000		BB&T Corp	1.450	01/12/18	289,821
400,000		BB&T Corp	6.850	04/30/19	485,950
200,000		BB&T Corp	3.950	03/22/22	201,478
150,000		BBVA US Senior SAU	3.250	05/16/14	151,346
30

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		BBVA US Senior SAU	4.664%	10/09/15	$515,062
460,000		BHP Billiton Finance Ltd	5.400	03/29/17	518,669
400,000		BHP Billiton Finance USA Ltd	5.500	04/01/14	415,092
300,000		BHP Billiton Finance USA Ltd	1.000	02/24/15	301,652
500,000		BHP Billiton Finance USA Ltd	1.625	02/24/17	497,579
450,000		BHP Billiton Finance USA Ltd	6.500	04/01/19	538,745
100,000		BHP Billiton Finance USA Ltd	3.250	11/21/21	97,780
800,000		BHP Billiton Finance USA Ltd	2.875	02/24/22	759,622
200,000		BHP Billiton Finance USA Ltd	4.125	02/24/42	186,246
300,000		BPCE S.A.	1.700	04/25/16	297,657
972,000		Capital One Bank USA NA	3.375	02/15/23	918,787
250,000		Capital One NA	1.500	03/22/18	240,963
350,000		Citigroup, Inc	2.650	03/02/15	356,806
1,750,000		Citigroup, Inc	3.953	06/15/16	1,844,622
200,000		Citigroup, Inc	4.450	01/10/17	214,158
11,000		Citigroup, Inc	6.000	08/15/17	12,395
915,000		Citigroup, Inc	6.125	11/21/17	1,039,942
407,000		Citigroup, Inc	6.125	05/15/18	465,908
2,810,000		Citigroup, Inc	5.375	08/09/20	3,107,295
2,700,000		Citigroup, Inc	4.500	01/14/22	2,812,938
1,070,000		Citigroup, Inc	6.875	03/05/38	1,297,516
250,000		Comerica Bank	5.750	11/21/16	284,348
50,000		Comerica Bank	5.200	08/22/17	55,725
400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	420,092
275,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	267,234
600,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	604,211
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	358,602
200,000		Corpbanca S.A.	3.125	01/15/18	189,521
700,000		Deutsche Bank AG	3.875	08/18/14	723,635
900,000		Deutsche Bank AG	3.450	03/30/15	939,528
1,350,000		Deutsche Bank AG	3.250	01/11/16	1,413,589
500,000	i	Deutsche Bank AG.	4.296	05/24/28	461,670
400,000		Discover Bank	2.000	02/21/18	387,152
215,000		Discover Bank	7.000	04/15/20	250,911
450,000		Fifth Third Bancorp	3.625	01/25/16	475,050
200,000		Fifth Third Bancorp	3.500	03/15/22	198,241
140,000		Fifth Third Bancorp	8.250	03/01/38	177,539
250,000		Fifth Third Bank	4.750	02/01/15	263,496
500,000		Fifth Third Bank	1.450	02/28/18	483,008
100,000		First Horizon National Corp	5.375	12/15/15	108,049
200,000		First Niagara Financial Group, Inc	7.250	12/15/21	229,981
100,000		FirstMerit Corp	4.350	02/04/23	99,160
400,000	g	HSBC Bank plc	1.500	05/15/18	385,475
600,000		HSBC Bank USA NA	4.625	04/01/14	616,694
750,000		HSBC Bank USA NA	4.875	08/24/20	803,458
266,000		HSBC Bank USA NA	5.875	11/01/34	283,017
33,000		HSBC Bank USA NA	7.000	01/15/39	39,250
150,000		HSBC Holdings plc	4.875	01/14/22	161,900
1,925,000		HSBC Holdings plc	6.500	09/15/37	2,140,001
550,000		HSBC Holdings plc	6.100	01/14/42	639,833
700,000		HSBC USA, Inc	2.375	02/13/15	715,317
1,000,000		HSBC USA, Inc	1.625	01/16/18	975,613
31

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$750,000		Inter-American Development Bank	1.375%	07/15/20	$706,812
300,000		Intesa Sanpaolo S.p.A	3.125	01/15/16	294,977
625,000		Intesa Sanpaolo S.p.A	3.875	01/16/18	600,132
2,475,000		JPMorgan Chase & Co	2.050	01/24/14	2,495,119
634,000		JPMorgan Chase & Co	5.125	09/15/14	665,170
225,000		JPMorgan Chase & Co	3.700	01/20/15	233,694
800,000		JPMorgan Chase & Co	1.875	03/20/15	809,371
1,610,000		JPMorgan Chase & Co	3.400	06/24/15	1,680,465
700,000		JPMorgan Chase & Co	5.150	10/01/15	756,294
1,000,000		JPMorgan Chase & Co	1.125	02/26/16	985,318
1,250,000		JPMorgan Chase & Co	3.450	03/01/16	1,303,858
300,000		JPMorgan Chase & Co	3.150	07/05/16	311,580
335,000		JPMorgan Chase & Co	6.000	01/15/18	382,289
400,000		JPMorgan Chase & Co	1.800	01/25/18	386,944
500,000		JPMorgan Chase & Co	1.625	05/15/18	479,338
180,000		JPMorgan Chase & Co	4.950	03/25/20	196,550
700,000		JPMorgan Chase & Co	4.400	07/22/20	732,009
1,820,000		JPMorgan Chase & Co	4.250	10/15/20	1,891,775
750,000		JPMorgan Chase & Co	4.625	05/10/21	792,773
1,950,000		JPMorgan Chase & Co	4.350	08/15/21	2,031,399
1,000,000		JPMorgan Chase & Co	4.500	01/24/22	1,047,122
2,150,000		JPMorgan Chase & Co	3.250	09/23/22	2,041,214
600,000		JPMorgan Chase & Co	3.200	01/25/23	569,584
958,000		JPMorgan Chase & Co	5.500	10/15/40	1,008,644
700,000		JPMorgan Chase & Co	5.400	01/06/42	740,419
50,000		KeyBank NA	5.800	07/01/14	52,289
500,000		KeyBank NA	1.650	02/01/18	488,027
600,000		KeyCorp	3.750	08/13/15	631,895
150,000		KeyCorp	5.100	03/24/21	166,885
200,000		Manufacturers & Traders Trust Co	1.450	03/07/18	193,951
280,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	287,886
250,000		National Australia Bank	2.000	03/09/15	254,658
250,000		National Australia Bank	2.750	03/09/17	256,958
250,000		National Australia Bank Ltd	1.600	08/07/15	253,402
400,000		National Australia Bank Ltd	0.900	01/20/16	397,240
400,000		National Australia Bank Ltd	3.000	01/20/23	375,239
250,000		National Bank of Canada	1.500	06/26/15	252,977
500,000		National Bank of Canada	1.450	11/07/17	487,126
500,000		Nordic Investment Bank	2.250	03/15/16	519,950
1,500,000		Nordic Investment Bank	0.750	01/17/18	1,455,180
350,000		Northern Trust Corp	2.375	08/02/22	321,697
100,000		People’s United Financial, Inc	3.650	12/06/22	93,906
200,000		PNC Bank NA	0.800	01/28/16	198,663
750,000		PNC Bank NA	2.700	11/01/22	680,263
500,000		PNC Bank NA	2.950	01/30/23	461,270
150,000	i	PNC Financial Services Group, Inc	2.854	11/09/22	136,829
580,000		PNC Funding Corp	5.400	06/10/14	605,126
700,000		PNC Funding Corp	2.700	09/19/16	728,531
645,000		PNC Funding Corp	5.125	02/08/20	708,709
50,000		PNC Funding Corp	4.375	08/11/20	53,286
400,000		PNC Funding Corp	3.300	03/08/22	384,505
71,000		Regions Financial Corp	7.750	11/10/14	76,721
32

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$350,000		Regions Financial Corp	2.000%	05/15/18	$330,858
500,000		Royal Bank of Canada	0.800	10/30/15	499,285
500,000		Royal Bank of Canada	1.200	09/19/17	487,830
300,000		Royal Bank of Canada	1.500	01/16/18	293,108
1,250,000		Royal Bank of Scotland Group plc	2.550	09/18/15	1,270,949
250,000		Royal Bank of Scotland Group plc	6.400	10/21/19	277,773
750,000		Royal Bank of Scotland plc	6.125	01/11/21	832,679
150,000		Santander Holdings USA, Inc	3.000	09/24/15	153,800
250,000		Sovereign Bank	8.750	05/30/18	302,276
300,000		Sumitomo Mitsui Banking Corp	0.900	01/18/16	297,052
250,000		Sumitomo Mitsui Banking Corp	1.800	07/18/17	246,986
300,000		Sumitomo Mitsui Banking Corp	1.500	01/18/18	288,288
250,000		Sumitomo Mitsui Banking Corp	3.200	07/18/22	239,383
300,000		Sumitomo Mitsui Banking Corp	3.000	01/18/23	282,590
100,000		SunTrust Banks, Inc	3.600	04/15/16	105,859
150,000		SunTrust Banks, Inc	3.500	01/20/17	156,970
100,000		SunTrust Banks, Inc	6.000	09/11/17	114,680
300,000		SunTrust Banks, Inc	7.250	03/15/18	359,817
50,000		SVB Financial Group	5.375	09/15/20	54,725
200,000		Svenska Handelsbanken AB	3.125	07/12/16	210,040
300,000		Svenska Handelsbanken AB	2.875	04/04/17	309,696
500,000		Svenska Handelsbanken AB	1.625	03/21/18	486,903
300,000		Toronto-Dominion Bank	2.500	07/14/16	310,988
650,000		Toronto-Dominion Bank	2.375	10/19/16	672,578
400,000		Toronto-Dominion Bank	1.400	04/30/18	388,242
315,000		Union Bank of California NA	5.950	05/11/16	353,051
60,000		UnionBanCal Corp	5.250	12/16/13	61,223
225,000		UnionBanCal Corp	3.500	06/18/22	220,277
300,000		US Bancorp	2.200	11/15/16	307,724
940,000		US Bancorp	1.650	05/15/17	937,100
325,000		US Bancorp	3.000	03/15/22	315,552
200,000		US Bancorp	2.950	07/15/22	185,530
970,000		US Bank NA	6.300	02/04/14	1,002,996
250,000	i	US Bank NA	3.778	04/29/20	261,804
692,000		Wachovia Bank NA	4.800	11/01/14	728,363
1,110,000		Wachovia Bank NA	5.850	02/01/37	1,236,944
2,600,000		Wells Fargo & Co	1.250	02/13/15	2,614,843
1,000,000		Wells Fargo & Co	1.500	07/01/15	1,011,393
650,000	i	Wells Fargo & Co	3.676	06/15/16	694,472
300,000		Wells Fargo & Co	5.125	09/15/16	331,523
1,250,000		Wells Fargo & Co	2.100	05/08/17	1,254,470
1,000,000		Wells Fargo & Co	1.500	01/16/18	975,326
1,200,000		Wells Fargo & Co	4.600	04/01/21	1,307,654
2,500,000		Wells Fargo & Co	3.500	03/08/22	2,528,293
700,000		Wells Fargo & Co	3.450	02/13/23	668,525
264,000		Wells Fargo & Co	5.375	02/07/35	287,357
20,000		Western Union Co	5.930	10/01/16	22,227
500,000		Western Union Co	2.875	12/10/17	501,286
100,000		Western Union Co	3.650	08/22/18	102,625
400,000		Western Union Co	5.253	04/01/20	424,291
100,000		Westpac Banking Corp	1.850	12/09/13	100,688
1,455,000		Westpac Banking Corp	3.000	08/04/15	1,516,701
33

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Westpac Banking Corp	1.125%	09/25/15	$502,120
150,000	Westpac Banking Corp	3.000	12/09/15	156,964
400,000	Westpac Banking Corp	2.000	08/14/17	401,373
750,000	Westpac Banking Corp	1.600	01/12/18	736,357
75,000	Westpac Banking Corp	4.875	11/19/19	84,064
	TOTAL BANKS			108,463,377

CAPITAL GOODS - 0.7%
250,000	Agilent Technologies, Inc	6.500	11/01/17	288,406
100,000	Agilent Technologies, Inc	5.000	07/15/20	107,739
100,000	Agilent Technologies, Inc	3.200	10/01/22	92,703
400,000	Agilent Technologies, Inc	3.875	07/15/23	386,302
200,000	Applied Materials, Inc	4.300	06/15/21	210,050
100,000	Applied Materials, Inc	5.850	06/15/41	108,322
200,000	Arrow Electronics, Inc	3.000	03/01/18	199,712
200,000	Arrow Electronics, Inc	5.125	03/01/21	205,038
225,000	Avnet, Inc	6.625	09/15/16	252,004
300,000	Avnet, Inc	4.875	12/01/22	298,796
100,000	Cameron International Corp	6.375	07/15/18	117,275
150,000	Cameron International Corp	3.600	04/30/22	149,453
100,000	Cameron International Corp	5.950	06/01/41	113,109
100,000	Carlisle Cos, Inc	5.125	12/15/20	105,874
100,000	Carlisle Cos, Inc	3.750	11/15/22	95,433
136,000	Caterpillar Financial Services Corp	6.125	02/17/14	140,812
150,000	Caterpillar Financial Services Corp	1.375	05/20/14	151,258
600,000	Caterpillar Financial Services Corp	0.700	11/06/15	598,719
250,000	Caterpillar Financial Services Corp	2.050	08/01/16	255,757
300,000	Caterpillar Financial Services Corp	1.750	03/24/17	299,215
500,000	Caterpillar Financial Services Corp	1.625	06/01/17	496,845
500,000	Caterpillar Financial Services Corp	5.850	09/01/17	577,718
500,000	Caterpillar Financial Services Corp	1.250	11/06/17	487,277
200,000	Caterpillar Financial Services Corp	5.450	04/15/18	230,701
1,361,000	Caterpillar Financial Services Corp	7.150	02/15/19	1,697,726
50,000	Caterpillar, Inc	5.700	08/15/16	56,888
150,000	Caterpillar, Inc	1.500	06/26/17	148,492
200,000	Caterpillar, Inc	3.900	05/27/21	209,298
200,000	Caterpillar, Inc	2.600	06/26/22	191,026
438,000	Caterpillar, Inc	3.803	08/15/42	381,836
100,000	CC Holdings GS V LLC	2.381	12/15/17	98,411
175,000	CC Holdings GS V LLC	3.849	04/15/23	165,017
75,000	CRH America, Inc	5.300	10/15/13	75,950
150,000	CRH America, Inc	4.125	01/15/16	157,780
350,000	CRH America, Inc	6.000	09/30/16	394,139
450,000	Danaher Corp	5.625	01/15/18	520,301
200,000	Danaher Corp	3.900	06/23/21	211,365
150,000	Deere & Co	2.600	06/08/22	142,962
218,000	Deere & Co	5.375	10/16/29	251,139
350,000	Deere & Co	3.900	06/09/42	317,938
200,000	Dover Corp	4.875	10/15/15	218,248
150,000	Dover Corp	5.450	03/15/18	172,498
100,000	Dover Corp	5.375	03/01/41	112,272
200,000	Eaton Corp	5.600	05/15/18	227,622
34

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Emerson Electric Co	5.250%	10/15/18	$344,866
400,000		Emerson Electric Co	4.875	10/15/19	456,090
350,000		Emerson Electric Co	2.625	02/15/23	331,266
100,000		Energizer Holdings, Inc	4.700	05/19/21	101,520
100,000		Energizer Holdings, Inc	4.700	05/24/22	101,828
150,000		Flowserve Corp	3.500	09/15/22	144,064
100,000		FMC Technologies, Inc	2.000	10/01/17	98,343
100,000		FMC Technologies, Inc	3.450	10/01/22	95,793
300,000		General Dynamics Corp	2.250	07/15/16	309,498
600,000		General Dynamics Corp	1.000	11/15/17	578,387
600,000		General Dynamics Corp	2.250	11/15/22	542,857
225,000		General Dynamics Corp	3.600	11/15/42	190,321
185,000		Harsco Corp	5.125	09/15/13	186,543
100,000		IDEX Corp	4.500	12/15/20	103,726
200,000		IDEX Corp	4.200	12/15/21	201,826
100,000		Illinois Tool Works, Inc	6.250	04/01/19	119,753
200,000		Illinois Tool Works, Inc	4.875	09/15/41	208,968
500,000		Illinois Tool Works, Inc	3.900	09/01/42	445,780
170,000		Ingersoll-Rand Global Holding Co Ltd	6.875	08/15/18	201,355
250,000	g	Ingersoll-Rand Global Holding Co Ltd	2.875	01/15/19	246,619
300,000	g	Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	298,116
200,000	g	Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	203,247
500,000		John Deere Capital Corp	1.300	03/12/18	484,338
100,000		Joy Global, Inc	5.125	10/15/21	106,206
200,000		Kennametal, Inc	2.650	11/01/19	193,933
150,000		Kennametal, Inc	3.875	02/15/22	145,990
100,000		KLA-Tencor Corp	6.900	05/01/18	116,411
100,000		Legrand France S.A.	8.500	02/15/25	125,708
400,000		Lockheed Martin Corp	7.650	05/01/16	467,795
200,000		Lockheed Martin Corp	3.350	09/15/21	199,025
350,000		Lockheed Martin Corp	4.850	09/15/41	341,720
608,000		Lockheed Martin Corp	4.070	12/15/42	530,856
100,000		Mosaic Co	4.875	11/15/41	95,672
100,000		National Oilwell Varco, Inc	1.350	12/01/17	97,423
300,000		National Oilwell Varco, Inc	2.600	12/01/22	281,307
300,000		National Oilwell Varco, Inc	3.950	12/01/42	269,304
250,000		Parker Hannifin Corp	3.500	09/15/22	253,370
275,000		Pentair Finance S.A.	1.350	12/01/15	275,441
225,000		Pentair Finance S.A.	2.650	12/01/19	214,315
100,000		Pentair Finance S.A.	3.150	09/15/22	92,716
275,000		Precision Castparts Corp	2.500	01/15/23	256,737
50,000		Raytheon Co	4.400	02/15/20	54,396
450,000		Raytheon Co	3.125	10/15/20	452,814
500,000		Raytheon Co	2.500	12/15/22	459,745
200,000		Raytheon Co	7.200	08/15/27	251,195
100,000		Raytheon Co	4.700	12/15/41	99,888
300,000		Reliance Steel & Aluminum Co	4.500	04/15/23	284,513
100,000		Rockwell Automation, Inc	6.250	12/01/37	121,254
100,000		Rockwell Collins, Inc	3.100	11/15/21	99,500
200,000		Roper Industries, Inc	1.850	11/15/17	196,831
125,000		Roper Industries, Inc	2.050	10/01/18	122,598
100,000		Roper Industries, Inc	6.250	09/01/19	116,364
35

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Roper Industries, Inc	3.125%	11/15/22	$189,011
100,000		Snap-on, Inc	4.250	01/15/18	105,946
250,000		Stanley Black & Decker, Inc	3.400	12/01/21	245,890
600,000		Stanley Black & Decker, Inc	2.900	11/01/22	563,394
100,000		Stanley Black & Decker, Inc	5.200	09/01/40	102,391
250,000		Textron, Inc	5.600	12/01/17	274,142
200,000		Tupperware Brands Corp	4.750	06/01/21	202,846
600,000	g	Turlock Corp	1.500	11/02/17	582,430
325,000	g	Turlock Corp	2.750	11/02/22	304,044
150,000	g	Turlock Corp	4.000	11/02/32	140,247
250,000	g	Turlock Corp	4.150	11/02/42	224,299
21,000		Tyco International Finance S.A.	3.375	10/15/15	21,836
83,000		Tyco International Finance S.A.	8.500	01/15/19	103,888
500,000		United Technologies Corp	4.875	05/01/15	538,678
250,000		United Technologies Corp	1.800	06/01/17	250,916
1,400,000		United Technologies Corp	5.375	12/15/17	1,605,822
490,000		United Technologies Corp	4.500	04/15/20	545,017
325,000		United Technologies Corp	3.100	06/01/22	321,044
280,000		United Technologies Corp	5.400	05/01/35	311,991
280,000		United Technologies Corp	6.050	06/01/36	339,047
145,000		United Technologies Corp	5.700	04/15/40	169,728
1,350,000		United Technologies Corp	4.500	06/01/42	1,331,239
100,000		Valmont Industries, Inc	6.625	04/20/20	114,023
100,000		Xylem, Inc	3.550	09/20/16	105,137
300,000		Xylem, Inc	4.875	10/01/21	318,518
		TOTAL CAPITAL GOODS			33,049,081

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
700,000		ADT Corp	2.250	07/15/17	686,914
125,000		ADT Corp	3.500	07/15/22	114,944
100,000		ADT Corp	4.125	06/15/23	94,191
200,000		ADT Corp	4.875	07/15/42	169,790
200,000		Celgene Corp	1.900	08/15/17	198,564
200,000		Celgene Corp	3.950	10/15/20	207,190
300,000		Celgene Corp	3.250	08/15/22	284,526
30,000		Corp Andina de Fomento	5.125	05/05/15	32,037
500,000		Corp Andina de Fomento	3.750	01/15/16	527,833
527,000		Corp Andina de Fomento	4.375	06/15/22	536,638
1,000,000		Council of Europe Development Bank	2.625	02/16/16	1,046,600
500,000		Council of Europe Development Bank	1.500	06/19/17	502,650
500,000		Council Of Europe Development Bank	1.125	05/31/18	483,885
350,000		Daimler Finance North America LLC	6.500	11/15/13	357,321
300,000		Daimler Finance North America LLC	8.500	01/18/31	424,465
300,000		eBay, Inc	0.700	07/15/15	300,350
300,000		eBay, Inc	1.350	07/15/17	294,855
200,000		eBay, Inc	3.250	10/15/20	203,807
400,000		eBay, Inc	2.600	07/15/22	372,670
200,000		eBay, Inc	4.000	07/15/42	169,613
150,000		Equifax, Inc	6.300	07/01/17	169,815
200,000		Equifax, Inc	3.300	12/15/22	187,742
1,000,000		European Investment Bank	0.625	04/15/16	995,084
750,000		European Investment Bank	1.000	03/15/18	725,078
36

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		European Investment Bank	1.000%	06/15/18	$480,854
25,000		Howard Hughes Medical Institute	3.450	09/01/14	25,828
500,000		International Bank for Reconstruction & Development	2.125	02/13/23	475,304
200,000		McGraw-Hill Cos, Inc	5.900	11/15/17	218,490
300,000		Moody's Corp	4.500	09/01/22	300,490
44,000		Quest Diagnostics, Inc	5.450	11/01/15	48,032
400,000		Quest Diagnostics, Inc	4.700	04/01/21	415,812
150,000		Quest Diagnostics, Inc	6.950	07/01/37	175,074
329,000	g	Reed Elsevier Capital, Inc	3.125	10/15/22	303,267
63,000		Republic Services, Inc	5.500	09/15/19	71,304
265,000		Republic Services, Inc	5.000	03/01/20	290,101
580,000		Republic Services, Inc	5.250	11/15/21	636,791
250,000		Republic Services, Inc	3.550	06/01/22	243,309
30,000		Republic Services, Inc	6.200	03/01/40	34,218
300,000		Republic Services, Inc	5.700	05/15/41	327,212
150,000		SAIC, Inc	4.450	12/01/20	155,319
100,000		Svensk Exportkredit AB	3.250	09/16/14	103,491
500,000		Svensk Exportkredit AB	1.750	05/30/17	507,830
300,000		Thomson Corp	5.700	10/01/14	317,227
300,000		Thomson Reuters Corp	0.875	05/23/16	297,034
345,000		Thomson Reuters Corp	6.500	07/15/18	407,866
145,000		Thomson Reuters Corp	5.850	04/15/40	156,610
400,000		Thomson Reuters Corp	4.500	05/23/43	356,244
200,000	g	URS Corp	5.500	04/01/22	206,379
25,000		Vanderbilt University	5.250	04/01/19	28,855
500,000		Waste Management, Inc	5.000	03/15/14	514,652
310,000		Waste Management, Inc	4.600	03/01/21	332,767
350,000		Waste Management, Inc	2.900	09/15/22	321,660
255,000		Waste Management, Inc	6.125	11/30/39	291,179
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			17,129,761

CONSUMER DURABLES & APPAREL - 0.1%
100,000		Hasbro, Inc	6.125	05/15/14	104,515
100,000		Hasbro, Inc	6.350	03/15/40	109,918
200,000		Leggett & Platt, Inc	3.400	08/15/22	191,371
150,000		Mattel, Inc	1.700	03/15/18	146,518
100,000		Mattel, Inc	4.350	10/01/20	105,274
150,000		Mattel, Inc	3.150	03/15/23	142,049
100,000		Mattel, Inc	5.450	11/01/41	102,945
100,000		MDC Holdings, Inc	6.000	01/15/43	92,888
100,000		Mohawk Industries, Inc	3.850	02/01/23	95,969
100,000		Newell Rubbermaid, Inc	4.700	08/15/20	106,795
200,000		Newell Rubbermaid, Inc	4.000	06/15/22	200,906
300,000		NIKE, Inc	2.250	05/01/23	276,165
300,000		NIKE, Inc	3.625	05/01/43	265,346
150,000		NVR, Inc	3.950	09/15/22	145,835
300,000		Rio Tinto Finance USA plc	1.375	06/17/16	298,194
220,000		VF Corp	6.450	11/01/37	262,946
200,000		Whirlpool Corp	8.600	05/01/14	212,335
150,000		Whirlpool Corp	4.700	06/01/22	156,677
100,000		Whirlpool Corp	3.700	03/01/23	95,841
100,000		Whirlpool Corp	5.150	03/01/43	94,663
		TOTAL CONSUMER DURABLES & APPAREL			3,207,150
37

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
CONSUMER SERVICES - 0.3%
$200,000	Board of Trustees of The Leland Stanford Junior University	3.625%	05/01/14	$205,148
100,000	Board of Trustees of The Leland Stanford Junior University	4.750	05/01/19	113,932
200,000	Brinker International, Inc	3.875	05/15/23	187,562
500,000	Catholic Health Initiatives	2.950	11/01/22	467,283
100,000	Cintas Corp No 2	4.300	06/01/21	104,721
200,000	Cintas Corp No 2	3.250	06/01/22	193,686
500,000	Continental Airlines	4.150	04/11/24	491,250
100,000	Cornell University	5.450	02/01/19	113,801
100,000	Darden Restaurants, Inc	6.200	10/15/17	112,756
200,000	Darden Restaurants, Inc	3.350	11/01/22	184,237
100,000	Darden Restaurants, Inc	6.800	10/15/37	106,331
75,000	Dartmouth College	4.750	06/01/19	85,266
300,000	Dun & Bradstreet Corp	3.250	12/01/17	302,174
100,000	George Washington University	3.485	09/15/22	97,887
175,000	GlaxoSmithKline Capital plc	0.750	05/08/15	174,961
300,000	GlaxoSmithKline Capital plc	1.500	05/08/17	297,965
300,000	GlaxoSmithKline Capital plc	2.850	05/08/22	287,960
100,000	Hyatt Hotels Corp	3.875	08/15/16	105,388
200,000	Hyatt Hotels Corp	3.375	07/15/23	186,451
75,000	Johns Hopkins University	5.250	07/01/19	86,359
200,000	Marriott International, Inc	3.000	03/01/19	201,768
200,000	Marriott International, Inc	3.250	09/15/22	186,223
250,000	Massachusetts Institute of Technology	5.600	07/01/11	301,334
300,000	McDonald's Corp	1.875	05/29/19	295,566
720,000	McDonald's Corp	3.500	07/15/20	752,989
550,000	McDonald's Corp	2.625	01/15/22	529,008
280,000	McDonald's Corp	6.300	03/01/38	354,257
500,000	McDonald's Corp	3.625	05/01/43	445,329
750,000	President and Fellows of Harvard College	3.619	10/01/37	680,179
200,000	President and Fellows of Harvard College	4.875	10/15/40	221,545
100,000	Princeton University	4.950	03/01/19	114,872
220,000	Princeton University	5.700	03/01/39	268,704
200,000	Starwood Hotels & Resorts Worldwide, Inc	3.125	02/15/23	185,099
700,000	Walt Disney Co	4.500	12/15/13	712,657
350,000	Walt Disney Co	0.875	12/01/14	351,931
70,000	Walt Disney Co	5.625	09/15/16	79,708
200,000	Walt Disney Co	1.100	12/01/17	193,900
850,000	Walt Disney Co	2.550	02/15/22	810,630
200,000	Walt Disney Co	2.350	12/01/22	184,761
200,000	Walt Disney Co	7.000	03/01/32	267,336
100,000	Walt Disney Co	4.375	08/16/41	98,059
100,000	Walt Disney Co	4.125	12/01/41	94,985
200,000	Walt Disney Co	3.700	12/01/42	175,911
2,000	Wyndham Worldwide Corp	6.000	12/01/16	2,231
250,000	Wyndham Worldwide Corp	2.950	03/01/17	253,032
150,000	Wyndham Worldwide Corp	2.500	03/01/18	147,317
200,000	Wyndham Worldwide Corp	4.250	03/01/22	194,781
38

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Wyndham Worldwide Corp	3.900%	03/01/23	$190,546
100,000	Yale University	2.900	10/15/14	103,011
330,000	Yum! Brands, Inc	6.250	03/15/18	381,643
50,000	Yum! Brands, Inc	3.875	11/01/20	50,369
100,000	Yum! Brands, Inc	6.875	11/15/37	119,588
	TOTAL CONSUMER SERVICES			12,854,387

DIVERSIFIED FINANCIALS - 4.5%
300,000	Abbey National Treasury Services plc	2.875	04/25/14	303,670
300,000	Abbey National Treasury Services plc	4.000	04/27/16	316,987
150,000	ABN Amro Bank NV	4.650	06/04/18	149,261
500,000	African Development Bank	3.000	05/27/14	511,650
250,000	African Development Bank	1.250	09/02/16	253,325
1,200,000	African Development Bank	1.125	03/15/17	1,200,960
20,000	Ahold Finance USA LLC	6.875	05/01/29	24,270
600,000	American Express Centurion Bank	0.875	11/13/15	598,502
400,000	American Express Co	6.150	08/28/17	463,526
190,000	American Express Co	7.000	03/19/18	228,585
300,000	American Express Co	1.550	05/22/18	291,247
293,000	American Express Co	2.650	12/02/22	270,532
329,000	American Express Co	4.050	12/03/42	287,647
200,000	American Express Credit Corp	1.750	06/12/15	202,714
1,750,000	American Express Credit Corp	2.750	09/15/15	1,815,210
1,600,000	American Express Credit Corp	2.800	09/19/16	1,661,154
400,000	American Express Credit Corp	2.375	03/24/17	408,352
250,000	Ameriprise Financial, Inc	5.650	11/15/15	276,857
295,000	Ameriprise Financial, Inc	5.300	03/15/20	335,350
1,500,000	Asian Development Bank	1.375	03/23/20	1,430,472
250,000	Australia & New Zealand Banking Group Ltd	1.875	10/06/17	248,600
4,220,000	Bank of America Corp	4.500	04/01/15	4,426,468
2,045,000	Bank of America Corp	3.700	09/01/15	2,131,739
300,000	Bank of America Corp	1.250	01/11/16	295,844
550,000	Bank of America Corp	3.625	03/17/16	574,534
1,200,000	Bank of America Corp	6.500	08/01/16	1,352,935
585,000	Bank of America Corp	5.300	03/15/17	634,482
1,000,000	Bank of America Corp	3.875	03/22/17	1,047,333
575,000	Bank of America Corp	6.000	09/01/17	644,548
590,000	Bank of America Corp	5.750	12/01/17	655,711
900,000	Bank of America Corp	2.000	01/11/18	871,753
320,000	Bank of America Corp	5.650	05/01/18	355,514
600,000	Bank of America Corp	5.490	03/15/19	646,944
2,300,000	Bank of America Corp	5.875	01/05/21	2,588,618
500,000	Bank of America Corp	5.700	01/24/22	555,022
625,000	Bank of America Corp	3.300	01/11/23	590,717
700,000	Bank of America Corp	5.875	02/07/42	782,607
400,000	Bank of Montreal	0.800	11/06/15	399,517
450,000	Bank of Montreal	2.500	01/11/17	461,282
200,000	Bank of Montreal	1.400	09/11/17	195,308
400,000	Bank of Montreal	2.550	11/06/22	371,199
100,000	Bank of New York Mellon Corp	1.500	01/31/14	100,612
530,000	Bank of New York Mellon Corp	4.300	05/15/14	547,806
300,000	Bank of New York Mellon Corp	1.700	11/24/14	304,255
39

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,150,000		Bank of New York Mellon Corp	2.300%	07/28/16	$1,185,391
100,000	i	Bank of New York Mellon Corp	1.969	06/20/17	100,595
500,000		Bank of New York Mellon Corp	1.300	01/25/18	486,036
500,000		Bank of New York Mellon Corp	3.550	09/23/21	509,628
220,000		Bank of Nova Scotia	2.375	12/17/13	221,980
900,000		Bank of Nova Scotia	3.400	01/22/15	935,863
100,000		Bank of Nova Scotia	2.050	10/07/15	102,631
500,000		Bank of Nova Scotia	2.900	03/29/16	521,805
150,000		Bank of Nova Scotia	2.550	01/12/17	154,382
400,000		Bank of Nova Scotia	1.375	12/18/17	388,340
200,000		Bank of Nova Scotia	4.375	01/13/21	218,290
510,000		Barclays Bank plc	5.200	07/10/14	532,032
500,000		Barclays Bank plc	2.750	02/23/15	512,600
1,900,000		Barclays Bank plc	5.000	09/22/16	2,099,084
200,000		BB&T Corp	2.050	06/19/18	197,088
80,000		Bear Stearns Cos LLC	5.300	10/30/15	87,338
116,000		Bear Stearns Cos LLC	5.550	01/22/17	127,074
50,000		Berkshire Hathaway, Inc	3.200	02/11/15	52,007
200,000		Berkshire Hathaway, Inc	3.750	08/15/21	206,239
300,000		Berkshire Hathaway, Inc	3.000	02/11/23	288,839
300,000		Berkshire Hathaway, Inc	4.500	02/11/43	285,067
275,000		BlackRock, Inc	3.500	12/10/14	286,095
210,000		BlackRock, Inc	6.250	09/15/17	247,235
390,000		BlackRock, Inc	5.000	12/10/19	442,350
125,000		BlackRock, Inc	3.375	06/01/22	124,967
100,000		Block Financial LLC	5.125	10/30/14	104,801
200,000		Block Financial LLC	5.500	11/01/22	200,980
480,000		BNP Paribas	3.250	03/11/15	495,562
800,000		BNP Paribas	3.600	02/23/16	838,114
700,000		BNP Paribas	5.000	01/15/21	744,280
500,000		BNP Paribas S.A.	2.375	09/14/17	495,000
300,000		BNP Paribas S.A.	3.250	03/03/23	275,776
400,000		Canadian Imperial Bank of Commerce	0.900	10/01/15	400,246
425,000		Canadian Imperial Bank of Commerce	2.350	12/11/15	439,705
300,000		Canadian Imperial Bank of Commerce	1.550	01/23/18	292,193
700,000		Capital One Financial Corp	7.375	05/23/14	739,798
300,000		Capital One Financial Corp	2.150	03/23/15	304,727
600,000		Capital One Financial Corp	1.000	11/06/15	591,863
250,000		Capital One Financial Corp	3.150	07/15/16	259,661
200,000		Charles Schwab Corp	0.850	12/04/15	199,388
100,000		Charles Schwab Corp	4.450	07/22/20	108,043
200,000		Charles Schwab Corp	3.225	09/01/22	193,756
300,000		Citigroup, Inc	2.250	08/07/15	305,043
1,396,000		Citigroup, Inc	6.000	12/13/13	1,428,429
528,000		Citigroup, Inc	5.500	10/15/14	555,341
500,000		Citigroup, Inc	1.250	01/15/16	494,023
500,000		Citigroup, Inc	1.300	04/01/16	494,068
750,000		Citigroup, Inc	1.750	05/01/18	717,196
1,675,000		Citigroup, Inc	4.050	07/30/22	1,609,853
870,000		Citigroup, Inc	3.375	03/01/23	832,254
600,000		Citigroup, Inc	3.500	05/15/23	538,879
200,000		Citigroup, Inc	5.875	01/30/42	220,059
40

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$120,000		CME Group, Inc	5.750%	02/15/14	$123,710
350,000		CME Group, Inc	3.000	09/15/22	329,507
400,000		Commonwealth Bank of Australia	1.950	03/16/15	407,201
250,000		Commonwealth Bank of Australia	1.250	09/18/15	251,475
250,000		Commonwealth Bank of Australia	1.900	09/18/17	249,568
2,080,000		Credit Suisse	5.500	05/01/14	2,164,768
2,250,000		Credit Suisse	5.400	01/14/20	2,437,742
250,000		Diageo Investment Corp	2.875	05/11/22	241,365
100,000		Diageo Investment Corp	4.250	05/11/42	94,939
155,000		Digital Realty Trust LP	4.500	07/15/15	162,616
300,000		Digital Realty Trust LP	3.625	10/01/22	275,429
100,000		Discover Financial Services	5.200	04/27/22	103,217
17,000		Eaton Vance Corp	6.500	10/02/17	19,566
300,000		Eaton Vance Corp	3.625	06/15/23	289,447
500,000		European Bank for Reconstruction & Development	0.750	09/01/17	487,904
300,000		European Bank for Reconstruction & Development	1.500	03/16/20	288,859
300,000		FMS Wertmanagement AoeR	0.625	04/18/16	298,765
3,000,000		Ford Motor Credit Co LLC	2.750	05/15/15	3,041,970
300,000		Ford Motor Credit Co LLC	2.500	01/15/16	302,616
500,000		Ford Motor Credit Co LLC	1.700	05/09/16	491,843
800,000		Ford Motor Credit Co LLC	3.000	06/12/17	801,686
900,000		Ford Motor Credit Co LLC	2.375	01/16/18	866,562
1,000,000		Ford Motor Credit Co LLC	5.000	05/15/18	1,066,424
1,000,000		Ford Motor Credit Co LLC	5.875	08/02/21	1,090,250
450,000		Ford Motor Credit Co LLC	4.250	09/20/22	442,290
125,000		Franklin Resources, Inc	3.125	05/20/15	130,169
150,000		Franklin Resources, Inc	2.800	09/15/22	140,913
2,335,000		General Electric Capital Corp	5.500	06/04/14	2,444,385
200,000		General Electric Capital Corp	2.150	01/09/15	203,934
1,605,000		General Electric Capital Corp	3.500	06/29/15	1,674,679
350,000		General Electric Capital Corp	1.625	07/02/15	354,091
400,000		General Electric Capital Corp	2.250	11/09/15	409,896
750,000		General Electric Capital Corp	1.000	12/11/15	748,879
500,000		General Electric Capital Corp	1.000	01/08/16	497,232
1,050,000		General Electric Capital Corp	2.950	05/09/16	1,094,276
200,000		General Electric Capital Corp	2.900	01/09/17	206,754
800,000		General Electric Capital Corp	2.300	04/27/17	811,048
1,625,000		General Electric Capital Corp	5.625	09/15/17	1,840,589
500,000		General Electric Capital Corp	1.600	11/20/17	488,093
300,000		General Electric Capital Corp	1.625	04/02/18	292,226
200,000		General Electric Capital Corp	2.100	12/11/19	194,655
630,000		General Electric Capital Corp	5.500	01/08/20	710,316
1,855,000		General Electric Capital Corp	4.375	09/16/20	1,963,740
250,000		General Electric Capital Corp	4.625	01/07/21	267,102
300,000		General Electric Capital Corp	5.300	02/11/21	329,091
200,000		General Electric Capital Corp	4.650	10/17/21	212,152
1,900,000		General Electric Capital Corp	3.150	09/07/22	1,795,350
500,000		General Electric Capital Corp	3.100	01/09/23	472,333
2,625,000		General Electric Capital Corp	6.750	03/15/32	3,147,441
1,200,000		General Electric Capital Corp	5.875	01/14/38	1,320,906
927,000		General Electric Capital Corp	6.875	01/10/39	1,142,436
340,000	i	Goldman Sachs Capital II	4.000	06/01/43	270,300
41

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,250,000		Goldman Sachs Group, Inc	3.300%	05/03/15	$1,288,404
1,630,000		Goldman Sachs Group, Inc	3.700	08/01/15	1,698,229
500,000		Goldman Sachs Group, Inc	1.600	11/23/15	501,141
1,875,000		Goldman Sachs Group, Inc	3.625	02/07/16	1,957,239
550,000		Goldman Sachs Group, Inc	5.950	01/18/18	615,362
1,450,000		Goldman Sachs Group, Inc	2.375	01/22/18	1,423,656
60,000		Goldman Sachs Group, Inc	6.150	04/01/18	67,610
1,195,000		Goldman Sachs Group, Inc	7.500	02/15/19	1,419,151
2,505,000		Goldman Sachs Group, Inc	5.375	03/15/20	2,718,060
1,150,000		Goldman Sachs Group, Inc	6.000	06/15/20	1,292,166
1,300,000		Goldman Sachs Group, Inc	5.250	07/27/21	1,390,869
2,325,000		Goldman Sachs Group, Inc	5.750	01/24/22	2,564,505
1,000,000		Goldman Sachs Group, Inc	3.625	01/22/23	956,773
65,000		Goldman Sachs Group, Inc	6.450	05/01/36	65,403
1,850,000		Goldman Sachs Group, Inc	6.250	02/01/41	2,092,320
1,200,000		HSBC Finance Corp	5.500	01/19/16	1,318,298
782,000		HSBC Finance Corp	6.676	01/15/21	864,539
150,000	g	ING US, Inc	5.500	07/15/22	159,562
125,000		Invesco Finance plc	3.125	11/30/22	116,601
130,000		Jefferies Group, Inc	3.875	11/09/15	134,550
425,000		Jefferies Group, Inc	8.500	07/15/19	512,125
500,000		Jefferies Group, Inc	6.875	04/15/21	549,896
100,000		Jefferies Group, Inc	6.450	06/08/27	98,500
695,000		John Deere Capital Corp	2.950	03/09/15	721,213
125,000		John Deere Capital Corp	0.875	04/17/15	125,517
500,000		John Deere Capital Corp	0.750	01/22/16	497,054
100,000		John Deere Capital Corp	2.000	01/13/17	101,151
300,000		John Deere Capital Corp	1.400	03/15/17	296,862
800,000		John Deere Capital Corp	5.500	04/13/17	908,471
250,000		John Deere Capital Corp	1.200	10/10/17	243,230
350,000		John Deere Capital Corp	1.700	01/15/20	331,017
200,000		John Deere Capital Corp	3.150	10/15/21	198,003
200,000		John Deere Capital Corp	2.800	01/27/23	189,666
500,000		JPMorgan Chase & Co	0.800	04/23/15	497,128
500,000		JPMorgan Chase & Co	1.100	10/15/15	496,949
850,000		JPMorgan Chase & Co	2.000	08/15/17	843,579
750,000		JPMorgan Chase & Co	3.375	05/01/23	698,370
600,000		KFW	0.625	04/24/15	602,300
1,000,000		KFW	0.500	04/19/16	992,167
1,500,000		KFW	1.250	02/15/17	1,505,598
2,750,000		KFW	2.000	10/04/22	2,580,779
100,000		Korea Finance Corp	3.250	09/20/16	103,263
700,000		Korea Finance Corp	2.250	08/07/17	677,732
1,750,000		Kreditanstalt fuer Wiederaufbau	4.000	10/15/13	1,768,375
1,000,000		Kreditanstalt fuer Wiederaufbau	1.375	01/13/14	1,005,630
3,000,000		Kreditanstalt fuer Wiederaufbau	1.250	10/26/15	3,042,300
1,350,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	1,526,715
1,105,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	1,254,949
6,925,000		Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	7,686,889
1,125,000		Landwirtschaftliche Rentenbank	4.125	07/15/13	1,126,440
1,025,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	1,166,348
1,000,000		Landwirtschaftliche Rentenbank	1.375	10/23/19	954,100
42

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$203,000		Lazard Group LLC	7.125%	05/15/15	$220,430
700,000		Lloyds TSB Bank plc	4.200	03/28/17	746,151
1,260,000		Merrill Lynch & Co, Inc	6.400	08/28/17	1,422,747
1,050,000		Merrill Lynch & Co, Inc	6.875	04/25/18	1,208,469
1,500,000		Merrill Lynch & Co, Inc	6.110	01/29/37	1,476,545
300,000		Morgan Stanley	4.750	04/01/14	306,519
3,300,000		Morgan Stanley	6.000	05/13/14	3,432,165
100,000		Morgan Stanley	2.875	07/28/14	101,847
720,000		Morgan Stanley	6.000	04/28/15	771,958
675,000		Morgan Stanley	1.750	02/25/16	668,702
200,000		Morgan Stanley	3.800	04/29/16	208,012
970,000		Morgan Stanley	5.450	01/09/17	1,048,326
300,000		Morgan Stanley	4.750	03/22/17	318,197
550,000		Morgan Stanley	5.550	04/27/17	594,981
245,000		Morgan Stanley	5.950	12/28/17	271,838
600,000		Morgan Stanley	2.125	04/25/18	574,219
796,000		Morgan Stanley	7.300	05/13/19	924,645
300,000		Morgan Stanley	5.625	09/23/19	322,449
590,000		Morgan Stanley	5.500	01/26/20	633,298
200,000		Morgan Stanley	5.750	01/25/21	217,090
1,200,000		Morgan Stanley	5.500	07/28/21	1,281,394
2,500,000		Morgan Stanley	4.875	11/01/22	2,469,753
750,000		Morgan Stanley	4.100	05/22/23	692,939
600,000		Morgan Stanley	7.250	04/01/32	718,864
500,000		Morgan Stanley	6.375	07/24/42	557,829
400,000	i	Murray Street Investment Trust	4.647	03/09/17	423,495
220,000		NASDAQ OMX Group, Inc	5.550	01/15/20	233,993
150,000		National Rural Utilities Cooperative Finance Corp	3.875	09/16/15	160,247
735,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	1,018,321
200,000		National Rural Utilities Cooperative Finance Corp	2.350	06/15/20	193,754
350,000		National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	345,333
500,000	i	National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	486,250
250,000		Nomura Holdings, Inc	5.000	03/04/15	263,975
260,000		Nomura Holdings, Inc	4.125	01/19/16	272,816
400,000		Nomura Holdings, Inc	2.000	09/13/16	395,536
430,000		Nomura Holdings, Inc	6.700	03/04/20	492,823
400,000		Northern Trust Corp	4.625	05/01/14	413,758
300,000		NYSE Euronext	2.000	10/05/17	298,385
1,000,000		Oesterreichische Kontrollbank AG.	1.375	01/21/14	1,005,920
800,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	909,600
1,000,000		Oesterreichische Kontrollbank AG.	1.125	05/29/18	970,616
600,000		ORIX Corp	5.000	01/12/16	636,240
200,000		ORIX Corp	3.750	03/09/17	204,747
500,000		PACCAR Financial Corp	0.700	11/16/15	499,505
300,000		PACCAR Financial Corp	1.600	03/15/17	297,193
200,000		Principal Life Income Funding Trust	5.550	04/27/15	217,013
200,000		Prospect Capital Corp	5.875	03/15/23	189,734
740,000		Rabobank Nederland NV	2.125	10/13/15	757,312
500,000		Rabobank Nederland NV	4.500	01/11/21	527,455
350,000		Rabobank Nederland NV	5.250	05/24/41	359,489
100,000		Raymond James Financial, Inc	4.250	04/15/16	105,683
300,000		Raymond James Financial, Inc	5.625	04/01/24	315,970
43

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Royal Bank of Canada	1.125%	01/15/14	$501,744
500,000	Royal Bank of Canada	1.150	03/13/15	503,849
200,000	Royal Bank of Canada	0.625	12/04/15	198,819
335,000	Royal Bank of Canada	2.625	12/15/15	348,065
300,000	Royal Bank of Canada	0.850	03/08/16	298,440
200,000	Royal Bank of Canada	2.300	07/20/16	205,809
500,000	Sasol Financing International plc	4.500	11/14/22	462,500
950,000	SLM Corp	6.250	01/25/16	1,007,000
500,000	SLM Corp	6.000	01/25/17	522,500
150,000	SLM Corp	4.625	09/25/17	147,750
680,000	SLM Corp	8.450	06/15/18	754,800
200,000	SLM Corp	7.250	01/25/22	210,000
400,000	SLM Corp	5.500	01/25/23	380,882
250,000	Societe Generale S.A.	2.750	10/12/17	250,635
350,000	State Street Corp	4.300	05/30/14	362,371
200,000	State Street Corp	2.875	03/07/16	208,831
150,000	State Street Corp	1.350	05/15/18	145,753
300,000	State Street Corp	4.375	03/07/21	324,703
100,000	State Street Corp	3.100	05/15/23	93,667
225,000	SunTrust Bank	2.750	05/01/23	207,021
300,000	Syngenta Finance NV	3.125	03/28/22	294,284
150,000	TD Ameritrade Holding Corp	4.150	12/01/14	157,053
392,000	Telefonica Europe BV	8.250	09/15/30	469,808
50,000	Toyota Motor Credit Corp	1.375	08/12/13	50,060
500,000	Toyota Motor Credit Corp	1.000	02/17/15	503,287
250,000	Toyota Motor Credit Corp	3.200	06/17/15	261,359
225,000	Toyota Motor Credit Corp	0.875	07/17/15	225,786
700,000	Toyota Motor Credit Corp	2.800	01/11/16	729,623
500,000	Toyota Motor Credit Corp	0.800	05/17/16	497,396
300,000	Toyota Motor Credit Corp	2.000	09/15/16	306,044
150,000	Toyota Motor Credit Corp	2.050	01/12/17	151,723
400,000	Toyota Motor Credit Corp	1.750	05/22/17	398,614
500,000	Toyota Motor Credit Corp	1.250	10/05/17	485,517
500,000	Toyota Motor Credit Corp	1.375	01/10/18	487,352
300,000	Toyota Motor Credit Corp	3.400	09/15/21	297,271
400,000	Toyota Motor Credit Corp	2.625	01/10/23	371,616
872,000	UBS AG.	2.250	01/28/14	880,390
162,000	UBS AG.	5.750	04/25/18	187,210
1,671,000	UBS AG.	4.875	08/04/20	1,845,125
500,000	Unilever Capital Corp	2.750	02/10/16	521,577
400,000	Unilever Capital Corp	0.850	08/02/17	387,689
250,000	Unilever Capital Corp	4.800	02/15/19	283,275
250,000	Unilever Capital Corp	4.250	02/10/21	272,371
30,000	Unilever Capital Corp	5.900	11/15/32	37,551
200,000	Zions Bancorporation	4.500	06/13/23	196,874
	TOTAL DIVERSIFIED FINANCIALS			202,063,596

ENERGY - 2.3%
650,000	Anadarko Petroleum Corp	5.950	09/15/16	729,088
700,000	Anadarko Petroleum Corp	6.375	09/15/17	804,986
465,000	Anadarko Petroleum Corp	8.700	03/15/19	598,582
44

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$825,000	Anadarko Petroleum Corp	6.200%	03/15/40	$925,629
100,000	Apache Corp	1.750	04/15/17	100,135
400,000	Apache Corp	6.900	09/15/18	486,770
275,000	Apache Corp	3.250	04/15/22	270,890
550,000	Apache Corp	2.625	01/15/23	507,119
480,000	Apache Corp	5.100	09/01/40	482,995
300,000	Apache Corp	5.250	02/01/42	305,036
350,000	Apache Corp	4.750	04/15/43	331,980
300,000	Apache Corp	4.250	01/15/44	267,662
200,000	Baker Hughes, Inc	7.500	11/15/18	251,840
450,000	Baker Hughes, Inc	3.200	08/15/21	455,691
215,000	Baker Hughes, Inc	5.125	09/15/40	234,624
200,000	Boardwalk Pipelines LP	5.750	09/15/19	222,369
250,000	BP Capital Markets plc	5.250	11/07/13	254,158
100,000	BP Capital Markets plc	1.700	12/05/14	101,352
395,000	BP Capital Markets plc	3.875	03/10/15	414,874
590,000	BP Capital Markets plc	3.125	10/01/15	616,649
700,000	BP Capital Markets plc	0.700	11/06/15	697,373
1,000,000	BP Capital Markets plc	3.200	03/11/16	1,050,732
200,000	BP Capital Markets plc	1.846	05/05/17	200,244
850,000	BP Capital Markets plc	1.375	11/06/17	827,569
500,000	BP Capital Markets plc	1.375	05/10/18	481,946
300,000	BP Capital Markets plc	4.500	10/01/20	325,466
150,000	BP Capital Markets plc	4.742	03/11/21	163,214
650,000	BP Capital Markets plc	3.561	11/01/21	651,969
200,000	BP Capital Markets plc	3.245	05/06/22	194,093
850,000	BP Capital Markets plc	2.500	11/06/22	774,569
400,000	BP Capital Markets plc	2.750	05/10/23	369,848
100,000	Buckeye Partners LP	5.300	10/15/14	104,964
200,000	Buckeye Partners LP	4.875	02/01/21	204,787
300,000	Buckeye Partners LP	4.150	07/01/23	291,884
575,000	Burlington Resources Finance Co	7.200	08/15/31	742,604
200,000	Burlington Resources Finance Co	7.400	12/01/31	266,420
600,000	Canadian Natural Resources Ltd	5.700	05/15/17	680,453
850,000	Canadian Natural Resources Ltd	6.250	03/15/38	949,450
45,000	Cenovus Energy, Inc	4.500	09/15/14	46,983
340,000	Cenovus Energy, Inc	5.700	10/15/19	386,718
125,000	Cenovus Energy, Inc	3.000	08/15/22	118,948
200,000	Cenovus Energy, Inc	6.750	11/15/39	239,727
200,000	Cenovus Energy, Inc	4.450	09/15/42	179,321
100,000	Chevron Corp	0.889	06/24/16	100,131
500,000	Chevron Corp	1.104	12/05/17	488,556
750,000	Chevron Corp	1.718	06/24/18	743,102
200,000	Chevron Corp	4.950	03/03/19	229,690
750,000	Chevron Corp	2.427	06/24/20	745,726
650,000	Chevron Corp	2.355	12/05/22	611,286
750,000	Chevron Corp	3.191	06/24/23	746,363
1,005,000	ConocoPhillips	4.600	01/15/15	1,065,592
200,000	ConocoPhillips	1.050	12/15/17	193,006
600,000	ConocoPhillips	5.750	02/01/19	702,878
600,000	ConocoPhillips	2.400	12/15/22	552,848
45

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$250,000	ConocoPhillips	5.900%	05/15/38	$290,987
785,000	ConocoPhillips	6.500	02/01/39	987,532
500,000	ConocoPhillips Holding Co	6.950	04/15/29	636,852
300,000	DCP Midstream Operating LP	2.500	12/01/17	296,131
200,000	DCP Midstream Operating LP	4.950	04/01/22	205,005
150,000	Devon Energy Corp	1.875	05/15/17	147,967
850,000	Devon Energy Corp	6.300	01/15/19	984,854
525,000	Devon Energy Corp	3.250	05/15/22	508,493
600,000	Devon Energy Corp	7.950	04/15/32	785,305
200,000	Devon Energy Corp	4.750	05/15/42	186,697
300,000	Diamond Offshore Drilling, Inc	5.875	05/01/19	352,577
100,000	Diamond Offshore Drilling, Inc	5.700	10/15/39	117,400
550,000	Ecopetrol S.A.	7.625	07/23/19	650,375
400,000	El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	354,326
495,000	Enbridge Energy Partners LP	5.200	03/15/20	539,345
300,000	Enbridge Energy Partners LP	5.500	09/15/40	289,439
300,000	EnCana Corp	3.900	11/15/21	304,528
220,000	EnCana Corp	6.500	05/15/19	257,738
515,000	EnCana Corp	6.625	08/15/37	575,744
150,000	EnCana Corp	5.150	11/15/41	142,142
400,000	EnCana Holdings Finance Corp	5.800	05/01/14	415,772
400,000	Ensco plc	3.250	03/15/16	417,969
700,000	Ensco plc	4.700	03/15/21	743,206
40,000	Enterprise Products Operating LLC	5.600	10/15/14	42,344
145,000	Enterprise Products Operating LLC	5.000	03/01/15	154,474
200,000	Enterprise Products Operating LLC	1.250	08/13/15	200,656
735,000	Enterprise Products Operating LLC	6.300	09/15/17	859,658
130,000	Enterprise Products Operating LLC	6.500	01/31/19	155,089
600,000	Enterprise Products Operating LLC	5.200	09/01/20	671,413
400,000	Enterprise Products Operating LLC	4.050	02/15/22	408,805
500,000	Enterprise Products Operating LLC	3.350	03/15/23	481,152
480,000	Enterprise Products Operating LLC	6.125	10/15/39	533,798
300,000	Enterprise Products Operating LLC	4.850	08/15/42	282,734
100,000	Enterprise Products Operating LLC	4.450	02/15/43	88,766
500,000	Enterprise Products Operating LLC	4.850	03/15/44	474,222
300,000	EOG Resources, Inc	6.125	10/01/13	304,030
100,000	EOG Resources, Inc	2.500	02/01/16	103,537
440,000	EOG Resources, Inc	4.100	02/01/21	467,418
600,000	EOG Resources, Inc	2.625	03/15/23	561,445
50,000	EQT Corp	6.500	04/01/18	56,706
350,000	EQT Corp	8.125	06/01/19	426,704
200,000	Gulf South Pipeline Co LP	4.000	06/15/22	197,210
400,000	Halliburton Co	6.150	09/15/19	482,266
400,000	Halliburton Co	7.450	09/15/39	547,562
250,000	Halliburton Co	4.500	11/15/41	246,946
425,000	Hess Corp	8.125	02/15/19	532,730
200,000	Hess Corp	7.875	10/01/29	249,894
740,000	Hess Corp	5.600	02/15/41	759,233
300,000	Husky Energy, Inc	5.900	06/15/14	313,854
30,000	Husky Energy, Inc	7.250	12/15/19	36,965
200,000	Husky Energy, Inc	3.950	04/15/22	202,987
130,000	Husky Energy, Inc	6.800	09/15/37	157,273
46

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Magellan Midstream Partners LP	6.550%	07/15/19	$237,795
125,000	Magellan Midstream Partners LP	4.250	02/01/21	131,375
500,000	Magellan Midstream Partners LP	4.200	12/01/42	432,693
200,000	Marathon Oil Corp	0.900	11/01/15	198,890
400,000	Marathon Oil Corp	6.000	10/01/17	458,065
350,000	Marathon Oil Corp	2.800	11/01/22	323,806
255,000	Marathon Oil Corp	6.600	10/01/37	304,365
200,000	Marathon Petroleum Corp	3.500	03/01/16	209,942
250,000	Marathon Petroleum Corp	5.125	03/01/21	275,700
350,000	Marathon Petroleum Corp	6.500	03/01/41	399,728
125,000	Murphy Oil Corp	2.500	12/01/17	123,286
200,000	Murphy Oil Corp	4.000	06/01/22	191,044
200,000	Murphy Oil Corp	3.700	12/01/22	185,525
200,000	Murphy Oil Corp	5.125	12/01/42	174,782
125,000	Nabors Industries, Inc	6.150	02/15/18	139,439
424,000	Nabors Industries, Inc	9.250	01/15/19	526,068
350,000	Nabors Industries, Inc	4.625	09/15/21	344,045
935,000	Nexen, Inc	6.400	05/15/37	1,016,237
150,000	Noble Energy, Inc	8.250	03/01/19	188,905
350,000	Noble Energy, Inc	4.150	12/15/21	361,380
700,000	Noble Energy, Inc	6.000	03/01/41	788,624
100,000	Noble Holding International Ltd	3.450	08/01/15	103,677
100,000	Noble Holding International Ltd	2.500	03/15/17	100,024
305,000	Noble Holding International Ltd	4.900	08/01/20	321,224
100,000	Noble Holding International Ltd	6.200	08/01/40	102,831
400,000	Noble Holding International Ltd	5.250	03/15/42	358,274
350,000	Occidental Petroleum Corp	2.500	02/01/16	362,924
350,000	Occidental Petroleum Corp	1.750	02/15/17	349,721
250,000	Occidental Petroleum Corp	1.500	02/15/18	244,375
250,000	Occidental Petroleum Corp	3.125	02/15/22	242,198
550,000	Occidental Petroleum Corp	2.700	02/15/23	507,583
406,000	Panhandle Eastern Pipeline Co LP	7.000	06/15/18	486,114
785,000	Pemex Project Funding Master Trust	5.750	03/01/18	859,575
750,000	Petrobras Global Finance BV	2.000	05/20/16	734,427
750,000	Petrobras Global Finance BV	3.000	01/15/19	696,664
750,000	Petrobras Global Finance BV	4.375	05/20/23	688,006
750,000	Petrobras Global Finance BV	5.625	05/20/43	650,962
600,000	Petrobras International Finance Co	9.125	07/02/13	600,000
500,000	Petrobras International Finance Co	2.875	02/06/15	504,506
350,000	Petrobras International Finance Co	3.875	01/27/16	360,089
47,000	Petrobras International Finance Co	6.125	10/06/16	51,380
625,000	Petrobras International Finance Co	3.500	02/06/17	622,217
1,125,000	Petrobras International Finance Co	7.875	03/15/19	1,300,908
100,000	Petrobras International Finance Co	5.750	01/20/20	104,038
1,400,000	Petrobras International Finance Co	5.375	01/27/21	1,406,572
875,000	Petrobras International Finance Co	6.875	01/20/40	883,292
300,000	Petrobras International Finance Co	6.750	01/27/41	299,718
75,000	Petro-Canada	6.800	05/15/38	86,916
700,000	Petrohawk Energy Corp	7.250	08/15/18	763,700
505,000	Petroleos Mexicanos	4.875	03/15/15	530,881
980,000	Petroleos Mexicanos	8.000	05/03/19	1,185,800
47

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$775,000		Petroleos Mexicanos	6.000%	03/05/20	$852,500
800,000		Petroleos Mexicanos	5.500	01/21/21	852,000
240,000		Petroleos Mexicanos	4.875	01/24/22	244,800
285,000		Petroleos Mexicanos	1.700	12/20/22	279,314
285,000		Petroleos Mexicanos	2.000	12/20/22	283,321
400,000	g	Petroleos Mexicanos	3.500	01/30/23	369,000
940,000		Petroleos Mexicanos	6.500	06/02/41	970,550
800,000	g	Petroleos Mexicanos	5.500	06/27/44	720,000
250,000		Petroleos Mexicanos	5.500	06/27/44	225,000
150,000		Phillips 66	4.300	04/01/22	154,984
300,000		Pioneer Natural Resources Co	6.650	03/15/17	342,210
375,000		Pioneer Natural Resources Co	3.950	07/15/22	370,277
200,000		Plains All American Pipeline LP	6.125	01/15/17	227,181
700,000		Plains All American Pipeline LP	5.000	02/01/21	769,427
200,000		Plains All American Pipeline LP	2.850	01/31/23	183,676
100,000		Plains All American Pipeline LP	6.650	01/15/37	117,926
250,000		Plains All American Pipeline LP	5.150	06/01/42	248,981
100,000		Rowan Cos, Inc	5.000	09/01/17	108,080
300,000		Rowan Cos, Inc	7.875	08/01/19	360,676
250,000		Rowan Cos, Inc	4.875	06/01/22	257,964
100,000		Rowan Cos, Inc	5.400	12/01/42	90,642
440,000		Shell International Finance BV	3.100	06/28/15	461,130
300,000		Shell International Finance BV	0.625	12/04/15	299,661
200,000		Shell International Finance BV	1.125	08/21/17	195,642
805,000		Shell International Finance BV	4.300	09/22/19	893,309
1,130,000		Shell International Finance BV	4.375	03/25/20	1,256,109
200,000		Shell International Finance BV	2.375	08/21/22	186,893
500,000		Shell International Finance BV	2.250	01/06/23	458,677
421,000		Shell International Finance BV	6.375	12/15/38	542,389
200,000		Shell International Finance BV	3.625	08/21/42	176,565
200,000		Southwestern Energy Co	7.500	02/01/18	237,162
125,000		Southwestern Energy Co	4.100	03/15/22	124,467
210,000		Statoil ASA	2.900	10/15/14	216,049
350,000		Statoil ASA	3.125	08/17/17	369,303
375,000		Statoil ASA	1.200	01/17/18	364,712
300,000		Statoil ASA	1.150	05/15/18	290,096
450,000		Statoil ASA	5.250	04/15/19	520,097
250,000		Statoil ASA	3.150	01/23/22	247,254
375,000		Statoil ASA	2.450	01/17/23	347,393
300,000		Statoil ASA	2.650	01/15/24	278,221
200,000		Statoil ASA	5.100	08/17/40	212,595
400,000		Statoil ASA	4.250	11/23/41	377,492
300,000		Statoil ASA	3.950	05/15/43	271,336
550,000		Suncor Energy, Inc	6.100	06/01/18	641,162
900,000		Suncor Energy, Inc	6.500	06/15/38	1,037,909
300,000		Sunoco Logistics Partners Operations LP	3.450	01/15/23	278,704
100,000		Sunoco Logistics Partners Operations LP	6.100	02/15/42	104,487
25,000		Talisman Energy, Inc	7.750	06/01/19	30,386
450,000		Talisman Energy, Inc	3.750	02/01/21	449,159
300,000		Talisman Energy, Inc	5.850	02/01/37	306,289
200,000		Talisman Energy, Inc	5.500	05/15/42	195,821
48

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Total Capital Canada Ltd	1.450%	01/15/18	$195,352
300,000		Total Capital Canada Ltd	2.750	07/15/23	280,491
400,000		Total Capital International S.A.	0.750	01/25/16	396,832
1,000,000		Total Capital International S.A.	2.875	02/17/22	961,155
400,000		Total Capital International S.A.	2.700	01/25/23	374,237
300,000		TransCanada Pipelines Ltd	0.875	03/02/15	300,261
500,000		TransCanada Pipelines Ltd	0.750	01/15/16	494,349
600,000		TransCanada Pipelines Ltd	3.800	10/01/20	631,895
300,000		TransCanada Pipelines Ltd	2.500	08/01/22	276,654
340,000		TransCanada Pipelines Ltd	5.850	03/15/36	387,623
469,000		TransCanada Pipelines Ltd	7.625	01/15/39	635,585
200,000		TransCanada Pipelines Ltd	6.100	06/01/40	236,428
300,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	312,852
200,000		Transocean, Inc	2.500	10/15/17	197,648
443,000		Transocean, Inc	6.000	03/15/18	496,444
700,000		Transocean, Inc	6.500	11/15/20	787,926
350,000		Transocean, Inc	6.375	12/15/21	393,387
550,000		Transocean, Inc	3.800	10/15/22	523,904
200,000		Transocean, Inc	6.800	03/15/38	212,756
165,000		Vale Overseas Ltd	6.250	01/23/17	184,356
1,045,000		Vale Overseas Ltd	4.625	09/15/20	1,032,143
1,242,000		Vale Overseas Ltd	4.375	01/11/22	1,179,695
150,000		Vale Overseas Ltd	8.250	01/17/34	175,413
864,000		Vale Overseas Ltd	6.875	11/21/36	874,790
680,000		Valero Energy Corp	6.125	02/01/20	790,192
330,000		Valero Energy Corp	7.500	04/15/32	402,813
500,000		Valero Energy Corp	6.625	06/15/37	574,583
840,000		Weatherford Bermuda Holdings Ltd	5.125	09/15/20	880,441
60,000		Weatherford Bermuda Holdings Ltd	6.750	09/15/40	62,074
350,000		Weatherford International Ltd	9.625	03/01/19	442,477
200,000		Weatherford International Ltd	4.500	04/15/22	197,727
500,000		Weatherford International Ltd	5.950	04/15/42	472,585
300,000		XTO Energy, Inc	6.250	08/01/17	354,297
		TOTAL ENERGY			102,319,777

FOOD & STAPLES RETAILING - 0.2%
550,000		CVS Caremark Corp	3.250	05/18/15	572,381
110,000		CVS Caremark Corp	5.750	06/01/17	126,369
185,000		CVS Caremark Corp	4.750	05/18/20	203,424
500,000		CVS Caremark Corp	4.125	05/15/21	528,422
500,000		CVS Caremark Corp	2.750	12/01/22	467,148
650,000		CVS Caremark Corp	6.125	09/15/39	759,574
105,000		Delhaize Group S.A.	6.500	06/15/17	117,955
100,000		Delhaize Group S.A.	4.125	04/10/19	103,010
235,000		Delhaize Group S.A.	5.700	10/01/40	223,249
300,000		Kroger Co	6.400	08/15/17	346,218
55,000		Kroger Co	6.800	12/15/18	65,702
445,000		Kroger Co	6.150	01/15/20	517,897
200,000		Kroger Co	3.400	04/15/22	195,260
100,000		Kroger Co	6.900	04/15/38	118,094
250,000		Kroger Co	5.000	04/15/42	239,787
49

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$239,000	Safeway, Inc	6.350%	08/15/17	$273,339
25,000	Safeway, Inc	5.000	08/15/19	26,535
240,000	Safeway, Inc	3.950	08/15/20	235,346
150,000	Safeway, Inc	4.750	12/01/21	152,825
50,000	Starbucks Corp	6.250	08/15/17	58,050
200,000	SYSCO Corp	5.250	02/12/18	228,829
250,000	SYSCO Corp	2.600	06/12/22	235,646
100,000	SYSCO Corp	5.375	09/21/35	111,197
450,000	Walgreen Co	1.000	03/13/15	451,418
200,000	Walgreen Co	1.800	09/15/17	197,497
100,000	Walgreen Co	5.250	01/15/19	113,119
200,000	Walgreen Co	3.100	09/15/22	189,534
200,000	Walgreen Co	4.400	09/15/42	179,766
	TOTAL FOOD & STAPLES RETAILING			7,037,591

FOOD, BEVERAGE & TOBACCO - 1.1%
50,000	Altria Group, Inc	4.125	09/11/15	53,282
85,000	Altria Group, Inc	9.700	11/10/18	113,000
348,000	Altria Group, Inc	9.250	08/06/19	460,890
1,800,000	Altria Group, Inc	4.750	05/05/21	1,927,728
800,000	Altria Group, Inc	2.850	08/09/22	739,742
200,000	Altria Group, Inc	2.950	05/02/23	185,249
155,000	Altria Group, Inc	10.200	02/06/39	233,286
300,000	Altria Group, Inc	4.250	08/09/42	256,007
300,000	Altria Group, Inc	4.500	05/02/43	266,792
316,000	Anheuser-Busch Cos, Inc	5.500	01/15/18	360,571
300,000	Anheuser-Busch InBev Finance, Inc	0.800	01/15/16	298,322
300,000	Anheuser-Busch InBev Finance, Inc	1.250	01/17/18	291,269
500,000	Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	469,112
400,000	Anheuser-Busch InBev Finance, Inc	4.000	01/17/43	362,212
500,000	Anheuser-Busch InBev Worldwide, Inc	0.800	07/15/15	499,878
950,000	Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	994,016
175,000	Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	172,235
800,000	Anheuser-Busch InBev Worldwide, Inc	5.375	01/15/20	922,298
1,390,000	Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,577,838
1,750,000	Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,633,797
485,000	Anheuser-Busch InBev Worldwide, Inc	6.375	01/15/40	600,019
100,000	Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	86,642
100,000	Archer-Daniels-Midland Co	5.450	03/15/18	115,241
740,000	Archer-Daniels-Midland Co	4.016	04/16/43	647,769
200,000	Beam, Inc	1.750	06/15/18	195,867
200,000	Beam, Inc	3.250	05/15/22	192,682
200,000	Beam, Inc	3.250	06/15/23	190,661
520,000	Bottling Group LLC	6.950	03/15/14	542,677
450,000	Bottling Group LLC	5.125	01/15/19	512,366
200,000	Brown-Forman Corp	1.000	01/15/18	192,617
200,000	Brown-Forman Corp	2.250	01/15/23	183,588
400,000	Bunge Ltd	4.100	03/15/16	422,348
100,000	Bunge Ltd	3.200	06/15/17	102,303
100,000	Bunge Ltd	8.500	06/15/19	123,420
325,000	Campbell Soup Co	3.050	07/15/17	337,740
50

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Campbell Soup Co	4.250%	04/15/21	$104,593
150,000		Campbell Soup Co	2.500	08/02/22	136,786
150,000		Campbell Soup Co	3.800	08/02/42	124,825
400,000		Coca-Cola Co	1.150	04/01/18	387,998
300,000		Coca-Cola Co	2.500	04/01/23	284,021
325,000		Coca-Cola Co	1.500	11/15/15	331,537
1,835,000		Coca-Cola Co	1.800	09/01/16	1,872,241
500,000		Coca-Cola Co	1.650	03/14/18	496,350
410,000		Coca-Cola Co	3.150	11/15/20	420,082
150,000		Coca-Cola Enterprises, Inc	2.125	09/15/15	153,028
100,000		Coca-Cola Enterprises, Inc	3.500	09/15/20	100,897
100,000		Coca-Cola Enterprises, Inc	3.250	08/19/21	98,324
100,000		Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	107,764
100,000		Coca-Cola HBC Finance BV	5.500	09/17/15	107,935
300,000		ConAgra Foods, Inc	1.900	01/25/18	294,924
200,000		ConAgra Foods, Inc	2.100	03/15/18	198,113
325,000		ConAgra Foods, Inc	7.000	04/15/19	391,948
200,000		ConAgra Foods, Inc	3.250	09/15/22	190,796
125,000		ConAgra Foods, Inc	3.200	01/25/23	119,534
100,000		ConAgra Foods, Inc	7.000	10/01/28	120,214
100,000	g	ConAgra Foods, Inc	6.625	08/15/39	116,302
450,000		ConAgra Foods, Inc	4.650	01/25/43	416,848
100,000		Corn Products International, Inc	4.625	11/01/20	105,765
350,000		Diageo Capital plc	5.500	09/30/16	395,859
1,000,000		Diageo Capital plc	1.500	05/11/17	990,983
325,000		Diageo Capital plc	5.750	10/23/17	373,830
500,000		Diageo Capital plc	1.125	04/29/18	480,369
400,000		Diageo Capital plc	2.625	04/29/23	372,116
200,000		Diageo Capital plc	5.875	09/30/36	231,534
400,000		Diageo Capital plc	3.875	04/29/43	353,945
100,000		Dr Pepper Snapple Group, Inc	2.900	01/15/16	104,116
350,000		Dr Pepper Snapple Group, Inc	2.600	01/15/19	352,109
150,000		Dr Pepper Snapple Group, Inc	2.000	01/15/20	141,431
150,000		Dr Pepper Snapple Group, Inc	2.700	11/15/22	139,250
150,000		Flowers Foods, Inc	4.375	04/01/22	146,757
200,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	181,084
300,000		Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	261,153
342,000		Fortune Brands, Inc	5.375	01/15/16	373,798
725,000		General Mills, Inc	5.200	03/17/15	778,637
100,000		General Mills, Inc	0.875	01/29/16	99,420
210,000		General Mills, Inc	5.650	02/15/19	243,947
200,000		General Mills, Inc	3.150	12/15/21	199,729
150,000		General Mills, Inc	5.400	06/15/40	166,021
100,000		General Mills, Inc	4.150	02/15/43	92,801
100,000		Hershey Co	1.500	11/01/16	101,191
150,000		Hershey Co	4.125	12/01/20	162,711
400,000		Hershey Co	2.625	05/01/23	378,840
50,000		HJ Heinz Co	5.350	07/15/13	50,025
100,000		HJ Heinz Finance Co	6.750	03/15/32	103,500
250,000		Ingredion, Inc	1.800	09/25/17	245,160
100,000		JM Smucker Co	3.500	10/15/21	99,795
51

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Kellogg Co	1.125%	05/15/15	$200,860
100,000	Kellogg Co	1.875	11/17/16	101,511
200,000	Kellogg Co	1.750	05/17/17	198,494
600,000	Kellogg Co	4.000	12/15/20	631,657
300,000	Kellogg Co	3.125	05/17/22	292,186
200,000	Kellogg Co	2.750	03/01/23	186,563
100,000	Kellogg Co	7.450	04/01/31	129,047
100,000	Kraft Foods Group, Inc	1.625	06/04/15	101,066
600,000	Kraft Foods Group, Inc	2.250	06/05/17	604,210
1,025,000	Kraft Foods Group, Inc	3.500	06/06/22	1,015,035
300,000	Kraft Foods Group, Inc	6.500	02/09/40	357,940
400,000	Kraft Foods Group, Inc	5.000	06/04/42	405,077
803,000	Kraft Foods, Inc	6.500	08/11/17	933,608
250,000	Kraft Foods, Inc	6.125	02/01/18	288,934
1,200,000	Kraft Foods, Inc	5.375	02/10/20	1,345,985
945,000	Kraft Foods, Inc	6.500	02/09/40	1,127,512
200,000	Lorillard Tobacco Co	3.500	08/04/16	209,090
300,000	Lorillard Tobacco Co	2.300	08/21/17	296,227
270,000	Lorillard Tobacco Co	6.875	05/01/20	310,252
350,000	Lorillard Tobacco Co	3.750	05/20/23	322,946
150,000	Molson Coors Brewing Co	3.500	05/01/22	147,218
300,000	Molson Coors Brewing Co	5.000	05/01/42	288,167
45,000	PepsiAmericas, Inc	4.375	02/15/14	46,046
245,000	PepsiCo, Inc	0.875	10/25/13	245,329
300,000	PepsiCo, Inc	0.700	02/26/16	297,698
850,000	PepsiCo, Inc	2.500	05/10/16	884,439
250,000	PepsiCo, Inc	1.250	08/13/17	244,645
840,000	PepsiCo, Inc	7.900	11/01/18	1,075,892
100,000	PepsiCo, Inc	4.500	01/15/20	110,410
400,000	PepsiCo, Inc	3.125	11/01/20	407,265
200,000	PepsiCo, Inc	3.000	08/25/21	196,749
400,000	PepsiCo, Inc	2.750	03/05/22	382,982
500,000	PepsiCo, Inc	2.750	03/01/23	473,088
310,000	PepsiCo, Inc	4.875	11/01/40	316,497
400,000	PepsiCo, Inc	4.000	03/05/42	360,964
200,000	PepsiCo, Inc	3.600	08/13/42	169,877
500,000	Philip Morris International, Inc	1.125	08/21/17	485,975
1,300,000	Philip Morris International, Inc	5.650	05/16/18	1,498,678
200,000	Philip Morris International, Inc	2.900	11/15/21	194,213
200,000	Philip Morris International, Inc	2.500	08/22/22	184,646
500,000	Philip Morris International, Inc	2.625	03/06/23	462,852
240,000	Philip Morris International, Inc	6.375	05/16/38	285,231
150,000	Philip Morris International, Inc	4.375	11/15/41	136,135
200,000	Philip Morris International, Inc	4.500	03/20/42	186,646
150,000	Philip Morris International, Inc	3.875	08/21/42	127,158
300,000	Philip Morris International, Inc	4.125	03/04/43	266,518
400,000	Reynolds American, Inc	1.050	10/30/15	399,888
50,000	Reynolds American, Inc	6.750	06/15/17	57,939
200,000	Reynolds American, Inc	7.750	06/01/18	245,508
400,000	Reynolds American, Inc	3.250	11/01/22	371,839
65,000	Reynolds American, Inc	7.250	06/15/37	77,333
52

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		Reynolds American, Inc	4.750%	11/01/42	$357,226
133,000		Sara Lee Corp	4.100	09/15/20	134,082
400,000		Tyson Foods, Inc	4.500	06/15/22	408,730
		TOTAL FOOD, BEVERAGE & TOBACCO			51,150,463

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
100,000		Allergan, Inc	5.750	04/01/16	112,291
200,000		Allergan, Inc	1.350	03/15/18	194,875
250,000		Allergan, Inc	3.375	09/15/20	257,524
200,000		Allergan, Inc	2.800	03/15/23	190,177
200,000		AmerisourceBergen Corp	5.875	09/15/15	220,780
100,000		AmerisourceBergen Corp	3.500	11/15/21	100,717
200,000	m	Ascension Health, Inc	4.847	11/15/53	196,113
200,000		Baxter International, Inc	4.625	03/15/15	212,425
300,000		Baxter International, Inc	0.950	06/01/16	298,592
200,000		Baxter International, Inc	5.900	09/01/16	227,969
300,000		Baxter International, Inc	1.850	06/15/18	297,570
420,000		Baxter International, Inc	4.500	08/15/19	464,782
300,000		Baxter International, Inc	3.200	06/15/23	294,263
116,000		Baxter International, Inc	6.250	12/01/37	141,613
150,000		Baxter International, Inc	3.650	08/15/42	129,045
300,000		Baxter International, Inc	4.500	06/15/43	299,645
25,000		Becton Dickinson & Co	5.000	05/15/19	28,183
150,000		Becton Dickinson & Co	3.250	11/12/20	151,681
850,000		Becton Dickinson and Co	3.125	11/08/21	837,477
100,000		Bio-Rad Laboratories, Inc	4.875	12/15/20	100,785
300,000		Boston Scientific Corp	6.400	06/15/16	337,404
650,000		Boston Scientific Corp	6.000	01/15/20	735,720
200,000		Cardinal Health, Inc	4.000	06/15/15	211,190
200,000		Cardinal Health, Inc	1.700	03/15/18	194,047
100,000		Cardinal Health, Inc	4.625	12/15/20	106,926
100,000		Cardinal Health, Inc	3.200	06/15/22	95,057
200,000		Cardinal Health, Inc	3.200	03/15/23	186,644
100,000		Cardinal Health, Inc	4.600	03/15/43	90,725
100,000		CareFusion Corp	5.125	08/01/14	104,319
100,000		CareFusion Corp	6.375	08/01/19	115,421
200,000	g	CareFusion Corp	3.300	03/01/23	189,974
100,000		Coventry Health Care, Inc	6.300	08/15/14	105,705
100,000		Coventry Health Care, Inc	5.450	06/15/21	111,386
450,000		Covidien International Finance S.A.	6.000	10/15/17	521,462
650,000		Covidien International Finance S.A.	3.200	06/15/22	641,109
500,000		Covidien International Finance S.A.	2.950	06/15/23	472,666
100,000		Covidien International Finance S.A.	6.550	10/15/37	126,324
225,000		CR Bard, Inc	1.375	01/15/18	218,622
100,000		CR Bard, Inc	4.400	01/15/21	106,334
100,000		DENTSPLY International, Inc	4.125	08/15/21	101,524
900,000		Express Scripts Holding Co	2.750	11/21/14	919,798
150,000		Express Scripts Holding Co	3.500	11/15/16	159,230
300,000		Express Scripts Holding Co	2.650	02/15/17	305,476
250,000		Express Scripts Holding Co	4.750	11/15/21	267,463
525,000		Express Scripts Holding Co	3.900	02/15/22	531,577
53

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$150,000	Express Scripts Holding Co	6.125%	11/15/41	$173,234
300,000	Express Scripts, Inc	3.125	05/15/16	311,957
100,000	Kaiser Foundation Hospitals	3.500	04/01/22	98,895
100,000	Kaiser Foundation Hospitals	4.875	04/01/42	99,349
200,000	Laboratory Corp of America Holdings	3.125	05/15/16	207,401
100,000	Laboratory Corp of America Holdings	2.200	08/23/17	99,283
200,000	Laboratory Corp of America Holdings	3.750	08/23/22	191,048
200,000	Mayo Clinic Rochester	4.000	11/15/47	178,216
100,000	McKesson Corp	0.950	12/04/15	99,733
430,000	McKesson Corp	3.250	03/01/16	453,429
25,000	McKesson Corp	5.700	03/01/17	28,237
200,000	McKesson Corp	1.400	03/15/18	193,042
180,000	McKesson Corp	4.750	03/01/21	197,812
100,000	McKesson Corp	2.700	12/15/22	93,239
200,000	McKesson Corp	2.850	03/15/23	188,302
100,000	McKesson Corp	6.000	03/01/41	116,945
250,000	Medco Health Solutions, Inc	2.750	09/15/15	257,052
250,000	Medco Health Solutions, Inc	7.125	03/15/18	301,173
205,000	Medtronic, Inc	4.750	09/15/15	222,376
250,000	Medtronic, Inc	1.375	04/01/18	243,040
200,000	Medtronic, Inc	5.600	03/15/19	229,729
1,305,000	Medtronic, Inc	4.450	03/15/20	1,420,829
250,000	Medtronic, Inc	2.750	04/01/23	233,672
200,000	Medtronic, Inc	4.500	03/15/42	195,663
150,000	Medtronic, Inc	4.000	04/01/43	135,550
150,000	PerkinElmer, Inc	5.000	11/15/21	156,105
235,000	Quest Diagnostics, Inc	6.400	07/01/17	265,787
450,000	St. Jude Medical, Inc	2.500	01/15/16	462,342
200,000	St. Jude Medical, Inc	3.250	04/15/23	188,592
200,000	St. Jude Medical, Inc	4.750	04/15/43	185,369
150,000	Stryker Corp	3.000	01/15/15	155,294
150,000	Stryker Corp	2.000	09/30/16	153,975
200,000	Stryker Corp	1.300	04/01/18	193,403
90,000	Stryker Corp	4.375	01/15/20	98,644
200,000	Stryker Corp	4.100	04/01/43	188,914
165,000	Thermo Fisher Scientific, Inc	5.000	06/01/15	175,992
550,000	Thermo Fisher Scientific, Inc	2.250	08/15/16	558,062
350,000	Thermo Fisher Scientific, Inc	1.850	01/15/18	338,803
455,000	Thermo Fisher Scientific, Inc	4.700	05/01/20	482,542
250,000	Thermo Fisher Scientific, Inc	3.150	01/15/23	231,071
100,000	Zimmer Holdings, Inc	1.400	11/30/14	100,667
150,000	Zimmer Holdings, Inc	3.375	11/30/21	146,626
106,000	Zimmer Holdings, Inc	5.750	11/30/39	117,629
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			21,881,633

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
100,000	Avon Products, Inc	2.375	03/15/16	100,810
100,000	Avon Products, Inc	6.500	03/01/19	111,781
150,000	Avon Products, Inc	4.600	03/15/20	151,658
150,000	Avon Products, Inc	5.000	03/15/23	149,098
100,000	Avon Products, Inc	6.950	03/15/43	101,031
54

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$25,000	Clorox Co	5.000%	01/15/15	$26,458
350,000	Clorox Co	3.550	11/01/15	369,052
100,000	Clorox Co	3.800	11/15/21	101,227
100,000	Clorox Co	3.050	09/15/22	94,606
400,000	Colgate-Palmolive Co	1.300	01/15/17	396,810
300,000	Colgate-Palmolive Co	0.900	05/01/18	288,613
200,000	Colgate-Palmolive Co	2.300	05/03/22	188,931
200,000	Colgate-Palmolive Co	1.950	02/01/23	180,625
60,000	Colgate-Palmolive Co	6.450	06/16/28	73,981
150,000	Ecolab, Inc	2.375	12/08/14	152,982
300,000	Ecolab, Inc	1.000	08/09/15	299,675
100,000	Ecolab, Inc	3.000	12/08/16	104,333
250,000	Ecolab, Inc	1.450	12/08/17	242,820
350,000	Ecolab, Inc	4.350	12/08/21	369,501
100,000	Ecolab, Inc	5.500	12/08/41	109,197
200,000	Estee Lauder Cos, Inc	2.350	08/15/22	185,619
100,000	Estee Lauder Cos, Inc	6.000	05/15/37	110,902
425,000	Procter & Gamble Co	3.500	02/15/15	445,064
1,325,000	Procter & Gamble Co	4.700	02/15/19	1,494,408
800,000	Procter & Gamble Co	2.300	02/06/22	760,297
225,000	Procter & Gamble Co	5.550	03/05/37	264,383
	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			6,873,862

INSURANCE - 1.1%
85,000	ACE INA Holdings, Inc	5.875	06/15/14	89,025
200,000	ACE INA Holdings, Inc	5.600	05/15/15	216,883
100,000	ACE INA Holdings, Inc	2.600	11/23/15	103,786
25,000	ACE INA Holdings, Inc	5.800	03/15/18	29,115
500,000	ACE INA Holdings, Inc	5.900	06/15/19	595,795
250,000	ACE INA Holdings, Inc	2.700	03/13/23	233,313
150,000	ACE INA Holdings, Inc	4.150	03/13/43	138,276
400,000	Aegon NV	4.625	12/01/15	431,048
125,000	Aetna, Inc	1.500	11/15/17	121,361
200,000	Aetna, Inc	6.500	09/15/18	236,922
250,000	Aetna, Inc	3.950	09/01/20	257,250
500,000	Aetna, Inc	2.750	11/15/22	460,493
240,000	Aetna, Inc	6.625	06/15/36	288,170
350,000	Aetna, Inc	4.500	05/15/42	324,046
500,000	Aetna, Inc	4.125	11/15/42	438,777
200,000	Aflac, Inc	8.500	05/15/19	255,628
300,000	Aflac, Inc	4.000	02/15/22	305,952
300,000	Aflac, Inc	3.625	06/15/23	291,596
125,000	Aflac, Inc	6.900	12/17/39	153,955
300,000	Alleghany Corp	4.950	06/27/22	316,961
1,250,000	Allstate Corp	3.150	06/15/23	1,213,659
600,000	Allstate Corp	4.500	06/15/43	591,517
100,000	American Financial Group, Inc	9.875	06/15/19	129,340
600,000	American International Group, Inc	3.650	01/15/14	608,669
700,000	American International Group, Inc	3.800	03/22/17	733,821
1,350,000	American International Group, Inc	8.250	08/15/18	1,674,193
900,000	American International Group, Inc	6.400	12/15/20	1,043,717
55

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$900,000		American International Group, Inc	4.875%	06/01/22	$959,332
800,000		American International Group, Inc	6.250	05/01/36	923,533
328,000		American International Group, Inc	6.820	11/15/37	393,857
200,000		Aon Corp	3.125	05/27/16	208,640
50,000		Aon Corp	5.000	09/30/20	54,831
200,000		Aon Corp	6.250	09/30/40	232,429
100,000		Aon plc	4.250	12/12/42	86,745
200,000		Aon plc	4.450	05/24/43	178,835
100,000		Assurant, Inc	2.500	03/15/18	97,724
100,000		Assurant, Inc	4.000	03/15/23	96,802
100,000		Assurant, Inc	6.750	02/15/34	105,657
270,000		AXA S.A.	8.600	12/15/30	326,700
50,000		Axis Specialty Finance	5.875	06/01/20	55,456
333,000		Berkshire Hathaway Finance Corp	4.850	01/15/15	354,451
300,000		Berkshire Hathaway Finance Corp	2.450	12/15/15	311,969
300,000		Berkshire Hathaway Finance Corp	1.600	05/15/17	298,739
225,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	217,600
750,000		Berkshire Hathaway Finance Corp	5.400	05/15/18	861,565
400,000		Berkshire Hathaway Finance Corp	3.000	05/15/22	386,988
300,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	276,843
100,000		Berkshire Hathaway Finance Corp	4.300	05/15/43	90,823
700,000		Berkshire Hathaway, Inc	1.900	01/31/17	707,444
400,000		Berkshire Hathaway, Inc	1.550	02/09/18	391,906
200,000		Boardwalk Pipelines LP	3.375	02/01/23	184,134
40,000		Chubb Corp	5.750	05/15/18	46,553
350,000		Chubb Corp	6.000	05/11/37	419,526
300,000	i	Chubb Corp	6.375	03/29/67	321,000
200,000		Cigna Corp	5.375	02/15/42	213,228
540,000		CIGNA Corp	5.125	06/15/20	586,140
400,000		CIGNA Corp	4.500	03/15/21	426,547
200,000		Cincinnati Financial Corp	6.920	05/15/28	240,204
200,000		CNA Financial Corp	5.850	12/15/14	212,752
40,000		CNA Financial Corp	6.500	08/15/16	45,315
200,000		CNA Financial Corp	5.750	08/15/21	225,104
250,000		Fidelity National Financial, Inc	5.500	09/01/22	264,957
100,000		First American Financial Corp	4.300	02/01/23	96,206
335,000		Genworth Financial, Inc	4.950	10/01/15	355,874
260,000		Genworth Financial, Inc	7.200	02/15/21	291,925
300,000		Genworth Financial, Inc	7.625	09/24/21	348,624
250,000		Hartford Financial Services Group, Inc	5.125	04/15/22	272,029
321,000		Hartford Financial Services Group, Inc	6.625	03/30/40	381,557
750,000		Hartford Financial Services Group, Inc	4.300	04/15/43	649,603
300,000		Humana, Inc	6.450	06/01/16	339,895
100,000		Humana, Inc	3.150	12/01/22	92,803
100,000		Humana, Inc	8.150	06/15/38	133,437
200,000		Humana, Inc	4.625	12/01/42	179,249
100,000		Infinity Property & Casualty Corp	5.000	09/19/22	99,060
300,000	g	ING US, Inc	2.900	02/15/18	301,510
300,000		Lincoln National Corp	4.300	06/15/15	318,156
200,000		Lincoln National Corp	8.750	07/01/19	256,427
400,000		Lincoln National Corp	4.200	03/15/22	406,450
56

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$30,000		Lincoln National Corp	6.150%	04/07/36	$33,615
150,000		Lincoln National Corp	7.000	06/15/40	186,432
100,000		Loews Corp	5.250	03/15/16	109,649
200,000		Loews Corp	2.625	05/15/23	181,917
200,000		Loews Corp	4.125	05/15/43	171,695
100,000		Manulife Financial Corp	3.400	09/17/15	104,478
100,000		Manulife Financial Corp	4.900	09/17/20	107,798
100,000		Markel Corp	7.125	09/30/19	118,664
150,000		Markel Corp	4.900	07/01/22	159,552
100,000		Markel Corp	3.625	03/30/23	95,217
100,000		Markel Corp	5.000	03/30/43	94,378
200,000		Marsh & McLennan Cos, Inc	5.375	07/15/14	208,861
150,000		Marsh & McLennan Cos, Inc	2.300	04/01/17	149,663
125,000		Marsh & McLennan Cos, Inc	9.250	04/15/19	163,528
150,000		Marsh & McLennan Cos, Inc	4.800	07/15/21	161,830
200,000		Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	178,322
280,000		Metlife, Inc	5.000	06/15/15	300,376
575,000		Metlife, Inc	6.750	06/01/16	658,106
175,000		Metlife, Inc	1.756	12/15/17	172,282
1,050,000		Metlife, Inc	4.750	02/08/21	1,144,304
700,000		Metlife, Inc	3.048	12/15/22	661,680
50,000		Metlife, Inc	6.375	06/15/34	60,428
405,000		Metlife, Inc	5.700	06/15/35	449,014
130,000		Metlife, Inc	5.875	02/06/41	149,556
200,000		Metlife, Inc	4.125	08/13/42	177,874
200,000		Montpelier Re Holdings Ltd	4.700	10/15/22	196,618
20,000		Nationwide Financial Services	6.750	05/15/37	20,100
250,000		OneBeacon US Holdings, Inc	4.600	11/09/22	248,706
100,000		PartnerRe Ltd	5.500	06/01/20	110,064
100,000	g	Primerica, Inc	4.750	07/15/22	105,807
100,000		Principal Financial Group, Inc	1.850	11/15/17	98,210
130,000		Principal Financial Group, Inc	8.875	05/15/19	168,259
100,000		Principal Financial Group, Inc	3.300	09/15/22	97,143
150,000		Principal Financial Group, Inc	3.125	05/15/23	141,395
100,000		Principal Financial Group, Inc	6.050	10/15/36	116,056
100,000		Principal Financial Group, Inc	4.625	09/15/42	95,941
200,000		Principal Financial Group, Inc	4.350	05/15/43	183,208
120,000		Progressive Corp	6.250	12/01/32	143,729
300,000	i	Progressive Corp	6.700	06/15/37	324,000
100,000		Protective Life Corp	7.375	10/15/19	121,160
295,000		Prudential Financial, Inc	5.100	09/20/14	309,987
200,000		Prudential Financial, Inc	4.750	09/17/15	215,213
300,000		Prudential Financial, Inc	3.000	05/12/16	312,590
60,000		Prudential Financial, Inc	6.100	06/15/17	68,409
1,020,000		Prudential Financial, Inc	7.375	06/15/19	1,246,395
300,000		Prudential Financial, Inc	4.500	11/16/21	316,062
400,000		Prudential Financial, Inc	5.750	07/15/33	427,324
450,000		Prudential Financial, Inc	6.200	11/15/40	514,040
125,000	i	Prudential Financial, Inc	5.875	09/15/42	125,313
500,000	i	Prudential Financial, Inc	5.625	06/15/43	490,000
100,000	i	Prudential Financial, Inc	5.200	03/15/44	94,500
57

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$150,000	Reinsurance Group of America, Inc	5.625%	03/15/17	$164,996
100,000	Reinsurance Group of America, Inc	5.000	06/01/21	107,154
100,000	StanCorp Financial Group, Inc	5.000	08/15/22	100,663
200,000	Swiss Re Solutions Holding Corp	6.450	03/01/19	236,096
200,000	Swiss Re Solutions Holding Corp	7.000	02/15/26	252,637
250,000	Torchmark Corp	3.800	09/15/22	247,534
100,000	Transatlantic Holdings, Inc	5.750	12/14/15	109,813
20,000	Transatlantic Holdings, Inc	8.000	11/30/39	26,083
610,000	Travelers Cos, Inc	5.800	05/15/18	713,490
130,000	Travelers Cos, Inc	5.900	06/02/19	154,844
600,000	Travelers Cos, Inc	5.350	11/01/40	655,999
100,000	Travelers Property Casualty Corp	6.375	03/15/33	122,280
100,000	UnitedHealth Group, Inc	5.375	03/15/16	110,763
325,000	UnitedHealth Group, Inc	1.400	10/15/17	319,098
324,000	UnitedHealth Group, Inc	6.000	02/15/18	380,519
300,000	UnitedHealth Group, Inc	1.625	03/15/19	289,976
700,000	UnitedHealth Group, Inc	4.700	02/15/21	766,578
325,000	UnitedHealth Group, Inc	2.750	02/15/23	302,498
200,000	UnitedHealth Group, Inc	2.875	03/15/23	187,923
365,000	UnitedHealth Group, Inc	6.625	11/15/37	444,041
250,000	UnitedHealth Group, Inc	6.875	02/15/38	312,335
150,000	UnitedHealth Group, Inc	4.625	11/15/41	143,994
300,000	UnitedHealth Group, Inc	4.375	03/15/42	277,282
350,000	UnitedHealth Group, Inc	3.950	10/15/42	301,140
200,000	UnitedHealth Group, Inc	4.250	03/15/43	182,462
100,000	Unitrin, Inc	6.000	11/30/15	108,711
110,000	Unum Group	5.625	09/15/20	121,237
200,000	Verisk Analytics, Inc	5.800	05/01/21	220,751
200,000	WellPoint, Inc	1.250	09/10/15	200,334
700,000	WellPoint, Inc	5.875	06/15/17	795,309
200,000	WellPoint, Inc	1.875	01/15/18	195,829
150,000	WellPoint, Inc	3.700	08/15/21	151,243
800,000	WellPoint, Inc	3.125	05/15/22	758,594
200,000	WellPoint, Inc	3.300	01/15/23	190,391
420,000	WellPoint, Inc	5.850	01/15/36	466,286
300,000	WellPoint, Inc	4.625	05/15/42	278,271
200,000	WellPoint, Inc	4.650	01/15/43	186,417
200,000	Willis Group Holdings plc	5.750	03/15/21	216,532
312,000	Willis North America, Inc	6.200	03/28/17	347,458
165,000	WR Berkley Corp	5.375	09/15/20	179,296
250,000	WR Berkley Corp	4.625	03/15/22	257,511
350,000	XL Capital Ltd	6.375	11/15/24	397,237
100,000	XL Group PLC	5.250	09/15/14	104,929
	TOTAL INSURANCE			50,986,384

MATERIALS - 1.1%
300,000	3M Co	1.375	09/29/16	302,767
200,000	3M Co	1.000	06/26/17	195,446
200,000	3M Co	2.000	06/26/22	186,640
190,000	3M Co	5.700	03/15/37	228,098
100,000	Agrium, Inc	6.750	01/15/19	118,078
58

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$150,000		Agrium, Inc	3.150%	10/01/22	$141,018
200,000		Agrium, Inc	3.500	06/01/23	192,383
100,000		Agrium, Inc	6.125	01/15/41	108,555
200,000		Agrium, Inc	4.900	06/01/43	188,997
200,000		Air Products & Chemicals, Inc	1.200	10/15/17	194,164
150,000		Air Products & Chemicals, Inc	3.000	11/03/21	146,545
150,000		Air Products & Chemicals, Inc	2.750	02/03/23	143,288
180,000		Airgas, Inc	4.500	09/15/14	187,732
200,000		Airgas, Inc	1.650	02/15/18	194,227
250,000		Airgas, Inc	2.900	11/15/22	231,497
100,000		Albemarle Corp	4.500	12/15/20	104,647
200,000		Alcoa, Inc	5.550	02/01/17	212,544
430,000		Alcoa, Inc	6.150	08/15/20	440,446
550,000		Alcoa, Inc	5.400	04/15/21	535,377
300,000		Alcoa, Inc	5.870	02/23/22	291,902
250,000		Alcoa, Inc	5.950	02/01/37	222,861
100,000		Allegheny Technologies, Inc	5.950	01/15/21	106,234
100,000		AngloGold Ashanti Holdings plc	5.375	04/15/20	93,490
350,000		AngloGold Ashanti Holdings plc	5.125	08/01/22	309,485
200,000		Avery Dennison Corp	3.350	04/15/23	188,337
180,000		Barrick Australian Finance Pty Ltd	5.950	10/15/39	152,906
150,000	g	Barrick Gold Corp	2.500	05/01/18	134,608
350,000		Barrick Gold Corp	6.950	04/01/19	371,265
250,000		Barrick Gold Corp	3.850	04/01/22	210,355
225,000	g	Barrick Gold Corp	4.100	05/01/23	187,978
250,000		Barrick Gold Corp	5.250	04/01/42	191,936
1,500,000		Barrick North America Finance LLC	4.400	05/30/21	1,341,094
300,000	g	Barrick North America Finance LLC	5.750	05/01/43	242,639
110,000		Bemis Co, Inc	5.650	08/01/14	115,198
100,000		Bemis Co, Inc	6.800	08/01/19	118,629
200,000		Cabot Corp	3.700	07/15/22	193,447
200,000		Carpenter Technology Corp	4.450	03/01/23	194,955
220,000		Celulosa Arauco y Constitucion S.A.	5.625	04/20/15	229,933
100,000		Celulosa Arauco y Constitucion S.A.	5.000	01/21/21	101,579
100,000		Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	99,320
350,000		CF Industries, Inc	7.125	05/01/20	418,728
200,000		CF Industries, Inc	3.450	06/01/23	192,203
200,000		CF Industries, Inc	4.950	06/01/43	189,913
250,000		Church & Dwight Co, Inc	2.875	10/01/22	236,069
300,000		Cliffs Natural Resources, Inc	3.950	01/15/18	286,622
50,000		Cliffs Natural Resources, Inc	4.800	10/01/20	45,070
200,000		Cliffs Natural Resources, Inc	4.875	04/01/21	181,261
150,000		Cliffs Natural Resources, Inc	6.250	10/01/40	124,064
100,000		Corning, Inc	1.450	11/15/17	97,576
225,000		Corning, Inc	4.250	08/15/20	239,949
100,000		Corning, Inc	5.750	08/15/40	108,910
200,000		Corning, Inc	4.750	03/15/42	192,202
150,000		Cytec Industries, Inc	3.500	04/01/23	143,307
200,000		Domtar Corp	4.400	04/01/22	193,936
100,000		Domtar Corp	6.250	09/01/42	96,020
591,000		Dow Chemical Co	8.550	05/15/19	754,043
59

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		Dow Chemical Co	4.250%	11/15/20	$1,579,596
500,000		Dow Chemical Co	4.125	11/15/21	511,320
550,000		Dow Chemical Co	3.000	11/15/22	511,528
350,000		Dow Chemical Co	5.250	11/15/41	347,574
375,000		Dow Chemical Co	4.375	11/15/42	331,895
1,420,000		E.I. du Pont de Nemours & Co	4.625	01/15/20	1,578,373
175,000		Eastman Chemical Co	2.400	06/01/17	175,306
165,000		Eastman Chemical Co	5.500	11/15/19	185,054
250,000		Eastman Chemical Co	3.600	08/15/22	240,965
150,000		Eastman Chemical Co	4.800	09/01/42	141,958
90,000		EI du Pont de Nemours & Co	5.250	12/15/16	102,072
700,000		EI du Pont de Nemours & Co	6.000	07/15/18	827,079
300,000		EI du Pont de Nemours & Co	2.800	02/15/23	285,851
225,000		EI du Pont de Nemours & Co	4.150	02/15/43	216,197
100,000		FMC Corp	3.950	02/01/22	100,649
650,000	g	Freeport McMoran	2.375	03/15/18	618,199
300,000	g	Freeport McMoran	3.100	03/15/20	277,294
675,000	g	Freeport-McMoRan Copper & Gold, Inc	3.875	03/15/23	610,937
400,000	g	Freeport-McMoRan Copper & Gold, Inc	5.450	03/15/43	352,741
650,000		Freeport-McMoRan Copper & Gold, Inc	3.550	03/01/22	590,432
200,000		Georgia-Pacific LLC	7.700	06/15/15	224,515
300,000		Georgia-Pacific LLC	8.000	01/15/24	386,482
250,000		Georgia-Pacific LLC	7.750	11/15/29	322,350
250,000		Goldcorp, Inc	2.125	03/15/18	239,383
250,000		Goldcorp, Inc	3.700	03/15/23	221,382
100,000		Hubbell, Inc	3.625	11/15/22	100,525
300,000		International Flavors & Fragrances, Inc	3.200	05/01/23	284,664
200,000		International Paper Co	7.400	06/15/14	211,554
300,000		International Paper Co	7.950	06/15/18	367,326
144,000		International Paper Co	9.375	05/15/19	188,215
330,000		International Paper Co	7.500	08/15/21	405,035
170,000		International Paper Co	7.300	11/15/39	204,027
450,000		International Paper Co	6.000	11/15/41	478,712
330,000		Kimberly-Clark Corp	6.250	07/15/18	395,390
225,000		Kimberly-Clark Corp	3.625	08/01/20	235,686
100,000		Kimberly-Clark Corp	3.875	03/01/21	106,099
125,000		Kimberly-Clark Corp	2.400	03/01/22	118,595
200,000		Kimberly-Clark Corp	2.400	06/01/23	186,527
200,000		Kimberly-Clark Corp	6.625	08/01/37	261,133
200,000		Kimberly-Clark Corp	3.700	06/01/43	179,373
150,000		Kinross Gold Corp	5.125	09/01/21	145,008
92,000		Lubrizol Corp	8.875	02/01/19	120,937
150,000		Lubrizol Corp	6.500	10/01/34	189,148
500,000		LyondellBasell Industries NV	5.000	04/15/19	544,048
300,000		LyondellBasell Industries NV	6.000	11/15/21	337,112
300,000		LyondellBasell Industries NV	5.750	04/15/24	329,900
250,000		Martin Marietta Materials, Inc	6.600	04/15/18	281,842
150,000		Methanex Corp	3.250	12/15/19	145,212
200,000		Monsanto Co	2.750	04/15/16	208,771
100,000		Monsanto Co	2.200	07/15/22	91,998
150,000		Monsanto Co	5.500	08/15/25	173,808
60

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Monsanto Co	3.600%	07/15/42	$85,971
100,000	NewMarket Corp	4.100	12/15/22	96,885
200,000	Newmont Mining Corp	5.125	10/01/19	210,475
300,000	Newmont Mining Corp	3.500	03/15/22	256,720
298,000	Newmont Mining Corp	5.875	04/01/35	283,858
135,000	Newmont Mining Corp	6.250	10/01/39	129,336
300,000	Newmont Mining Corp	4.875	03/15/42	231,298
100,000	Nucor Corp	5.750	12/01/17	114,560
130,000	Nucor Corp	5.850	06/01/18	151,361
300,000	Nucor Corp	4.125	09/15/22	306,835
43,000	Owens Corning	9.000	06/15/19	52,793
200,000	Owens Corning	4.200	12/15/22	193,797
150,000	Packaging Corp of America	3.900	06/15/22	147,127
100,000	Plum Creek Timberlands LP	4.700	03/15/21	103,466
300,000	Plum Creek Timberlands LP	3.250	03/15/23	277,512
650,000	Potash Corp of Saskatchewan, Inc	4.875	03/30/20	719,334
150,000	PPG Industries, Inc	2.700	08/15/22	139,382
150,000	PPG Industries, Inc	6.650	03/15/18	177,708
300,000	PPG Industries, Inc	3.600	11/15/20	308,244
405,000	Praxair, Inc	5.250	11/15/14	430,579
440,000	Praxair, Inc	3.250	09/15/15	464,329
200,000	Praxair, Inc	1.050	11/07/17	193,002
250,000	Praxair, Inc	2.200	08/15/22	228,901
625,000	Praxair, Inc	3.550	11/07/42	535,414
500,000	Precision Castparts Corp	1.250	01/15/18	486,102
100,000	Precision Castparts Corp	3.900	01/15/43	90,595
150,000	Rio Tinto Finance USA Ltd	2.500	05/20/16	154,230
1,500,000	Rio Tinto Finance USA Ltd	6.500	07/15/18	1,774,950
570,000	Rio Tinto Finance USA Ltd	3.500	11/02/20	567,127
200,000	Rio Tinto Finance USA Ltd	4.125	05/20/21	203,317
200,000	Rio Tinto Finance USA Ltd	3.750	09/20/21	197,509
250,000	Rio Tinto Finance USA Ltd	7.125	07/15/28	306,325
150,000	Rio Tinto Finance USA Ltd	5.200	11/02/40	146,418
800,000	Rio Tinto Finance USA plc	1.625	08/21/17	784,630
300,000	Rio Tinto Finance USA plc	2.250	12/14/18	291,529
400,000	Rio Tinto Finance USA plc	3.500	03/22/22	385,719
625,000	Rio Tinto Finance USA plc	2.875	08/21/22	573,061
200,000	Rio Tinto Finance USA plc	4.750	03/22/42	184,209
150,000	Rio Tinto Finance USA plc	4.125	08/21/42	128,596
200,000	Rohm and Haas Co	6.000	09/15/17	228,056
100,000	RPM International, Inc	6.125	10/15/19	114,851
300,000	RPM International, Inc	3.450	11/15/22	279,877
100,000	Sherwin-Williams Co	3.125	12/15/14	103,371
175,000	Sherwin-Williams Co	1.350	12/15/17	170,233
200,000	Sherwin-Williams Co	4.000	12/15/42	180,534
150,000	Sonoco Products Co	5.750	11/01/40	157,288
200,000	Southern Copper Corp	5.375	04/16/20	211,942
100,000	Southern Copper Corp	7.500	07/27/35	106,895
680,000	Southern Copper Corp	6.750	04/16/40	668,581
50,000	Teck Resources Ltd	3.850	08/15/17	51,903
100,000	Teck Resources Ltd	2.500	02/01/18	97,195
61

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Teck Resources Ltd	3.000%	03/01/19	$291,707
600,000		Teck Resources Ltd	4.500	01/15/21	602,724
275,000		Teck Resources Ltd	4.750	01/15/22	273,505
100,000		Teck Resources Ltd	3.750	02/01/23	91,878
100,000		Teck Resources Ltd	6.250	07/15/41	94,737
700,000		Teck Resources Ltd	5.200	03/01/42	593,727
150,000		Teck Resources Ltd	5.400	02/01/43	131,316
450,000		Vale S.A.	5.625	09/11/42	392,576
150,000		Valspar Corp	4.200	01/15/22	152,862
150,000		Westlake Chemical Corp	3.600	07/15/22	144,623
600,000	g	Xstrata Finance Canada Ltd	2.050	10/23/15	600,190
		TOTAL MATERIALS			47,774,025

MEDIA - 0.9%
100,000		CBS Corp	1.950	07/01/17	99,342
50,000		CBS Corp	5.750	04/15/20	56,711
445,000		CBS Corp	4.300	02/15/21	462,020
500,000		CBS Corp	3.375	03/01/22	481,979
200,000		CBS Corp	7.875	07/30/30	254,826
200,000		CBS Corp	4.850	07/01/42	184,881
450,000		Comcast Cable Communications LLC	8.875	05/01/17	563,574
975,000		Comcast Corp	5.300	01/15/14	998,926
1,595,000		Comcast Corp	5.150	03/01/20	1,823,541
1,350,000		Comcast Corp	3.125	07/15/22	1,315,341
300,000		Comcast Corp	2.850	01/15/23	284,816
625,000		Comcast Corp	4.250	01/15/33	598,005
129,000		Comcast Corp	7.050	03/15/33	161,004
345,000		Comcast Corp	5.650	06/15/35	382,665
350,000		Comcast Corp	6.950	08/15/37	440,555
780,000		Comcast Corp	6.400	03/01/40	932,371
350,000		Comcast Corp	4.650	07/15/42	335,626
300,000		Comcast Corp	4.500	01/15/43	286,456
91,000		COX Communications, Inc	5.450	12/15/14	97,098
50,000		DIRECTV Holdings LLC	4.750	10/01/14	52,324
600,000		DIRECTV Holdings LLC	3.550	03/15/15	622,904
100,000		DIRECTV Holdings LLC	3.500	03/01/16	105,051
500,000		DIRECTV Holdings LLC	2.400	03/15/17	502,417
500,000		DIRECTV Holdings LLC	1.750	01/15/18	482,712
285,000		DIRECTV Holdings LLC	5.200	03/15/20	307,721
500,000		DIRECTV Holdings LLC	4.600	02/15/21	518,572
1,050,000		DIRECTV Holdings LLC	5.000	03/01/21	1,106,014
250,000		DIRECTV Holdings LLC	3.800	03/15/22	240,148
145,000		DIRECTV Holdings LLC	6.000	08/15/40	144,853
100,000		DIRECTV Holdings LLC	6.375	03/01/41	104,508
550,000		DIRECTV Holdings LLC	5.150	03/15/42	490,641
500,000		Discovery Communications LLC	3.300	05/15/22	478,104
100,000		Discovery Communications LLC	4.950	05/15/42	93,630
125,000		Discovery Communications LLC	4.875	04/01/43	115,551
550,000		Grupo Televisa S.A.	6.625	03/18/25	642,926
348,000		Historic TW, Inc	6.625	05/15/29	406,185
100,000		Interpublic Group of Cos, Inc	6.250	11/15/14	106,010
62

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Interpublic Group of Cos, Inc	2.250%	11/15/17	$291,539
100,000		Interpublic Group of Cos, Inc	4.000	03/15/22	95,883
900,000		NBC Universal Media LLC	4.450	01/15/43	840,171
235,000		NBC Universal Media LLC	3.650	04/30/15	246,923
585,000		NBC Universal Media LLC	5.150	04/30/20	666,017
820,000		NBC Universal Media LLC	4.375	04/01/21	884,529
375,000		NBC Universal Media LLC	2.875	01/15/23	356,189
95,000		NBC Universal Media LLC	6.400	04/30/40	113,612
150,000		NBC Universal Media LLC	5.950	04/01/41	171,319
355,000		News America, Inc	7.250	05/18/18	433,155
950,000		News America, Inc	3.000	09/15/22	886,626
1,325,000		News America, Inc	6.200	12/15/34	1,448,503
1,000,000		News America, Inc	6.150	02/15/41	1,110,474
200,000		Omnicom Group, Inc	5.900	04/15/16	222,652
200,000		Omnicom Group, Inc	4.450	08/15/20	207,802
700,000		Omnicom Group, Inc	3.625	05/01/22	675,137
500,000		Time Warner Cable, Inc	5.850	05/01/17	550,904
170,000		Time Warner Cable, Inc	6.750	07/01/18	194,591
910,000		Time Warner Cable, Inc	8.750	02/14/19	1,117,004
1,100,000		Time Warner Cable, Inc	8.250	04/01/19	1,324,393
800,000		Time Warner Cable, Inc	4.000	09/01/21	766,121
500,000		Time Warner Cable, Inc	6.550	05/01/37	500,718
175,000		Time Warner Cable, Inc	6.750	06/15/39	178,516
690,000		Time Warner Cable, Inc	5.875	11/15/40	632,076
300,000		Time Warner Cable, Inc	5.500	09/01/41	263,635
250,000		Time Warner Cable, Inc	4.500	09/15/42	193,871
490,000		Time Warner, Inc	3.150	07/15/15	511,838
628,000		Time Warner, Inc	5.875	11/15/16	716,875
450,000		Time Warner, Inc	4.750	03/29/21	484,086
1,400,000		Time Warner, Inc	3.400	06/15/22	1,356,977
785,000		Time Warner, Inc	6.500	11/15/36	887,822
350,000		Time Warner, Inc	6.100	07/15/40	382,134
150,000		Time Warner, Inc	6.250	03/29/41	165,508
400,000		Time Warner, Inc	4.900	06/15/42	380,582
406,000		Viacom, Inc	4.375	09/15/14	423,285
300,000		Viacom, Inc	1.250	02/27/15	300,869
400,000		Viacom, Inc	3.875	12/15/21	405,085
500,000		Viacom, Inc	3.125	06/15/22	471,018
200,000		Viacom, Inc	3.250	03/15/23	188,366
200,000		Viacom, Inc	4.500	02/27/42	174,763
504,000	g	Viacom, Inc	4.375	03/15/43	427,491
100,000		Viacom, Inc	4.875	06/15/43	92,148
261,000		WPP Finance 2010	4.750	11/21/21	269,958
300,000		WPP Finance 2010	3.625	09/07/22	283,058
		TOTAL MEDIA			38,574,231

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
350,000		Abbott Laboratories	5.125	04/01/19	402,652
500,000		Abbott Laboratories	5.300	05/27/40	564,803
1,700,000	g	AbbVie, Inc	1.200	11/06/15	1,701,868
800,000	g	AbbVie, Inc	1.750	11/06/17	783,774
63

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$700,000	g	AbbVie, Inc	2.000%	11/06/18	$678,738
1,075,000	g	AbbVie, Inc	4.400	11/06/42	998,528
300,000		Amgen, Inc	2.500	11/15/16	309,968
300,000		Amgen, Inc	2.125	05/15/17	301,245
550,000		Amgen, Inc	5.850	06/01/17	627,873
75,000		Amgen, Inc	4.500	03/15/20	81,693
250,000		Amgen, Inc	3.450	10/01/20	255,170
700,000		Amgen, Inc	4.100	06/15/21	734,016
500,000		Amgen, Inc	3.625	05/15/22	499,862
500,000		Amgen, Inc	6.375	06/01/37	580,069
1,000,000		Amgen, Inc	6.400	02/01/39	1,151,951
150,000		Amgen, Inc	4.950	10/01/41	145,396
400,000		Amgen, Inc	5.150	11/15/41	398,376
300,000		Amgen, Inc	5.375	05/15/43	310,280
800,000		AstraZeneca plc	5.900	09/15/17	929,526
250,000		AstraZeneca plc	1.950	09/18/19	245,493
800,000		AstraZeneca plc	6.450	09/15/37	982,785
450,000		AstraZeneca plc	4.000	09/18/42	408,371
100,000		Biogen Idec, Inc	6.875	03/01/18	118,925
250,000		Bristol-Myers Squibb Co	0.875	08/01/17	242,267
300,000		Bristol-Myers Squibb Co	5.450	05/01/18	348,708
303,000		Bristol-Myers Squibb Co	6.125	05/01/38	369,051
250,000		Bristol-Myers Squibb Co	3.250	08/01/42	201,431
200,000		Eli Lilly & Co	4.200	03/06/14	205,031
375,000		Eli Lilly & Co	5.200	03/15/17	419,392
200,000		Eli Lilly & Co	7.125	06/01/25	261,016
450,000		Eli Lilly & Co	5.550	03/15/37	506,574
125,000		Genentech, Inc	4.750	07/15/15	134,853
100,000		Genentech, Inc	5.250	07/15/35	109,865
275,000		Genzyme Corp	3.625	06/15/15	290,649
100,000		Gilead Sciences, Inc	2.400	12/01/14	102,223
600,000		Gilead Sciences, Inc	4.500	04/01/21	650,180
350,000		Gilead Sciences, Inc	4.400	12/01/21	375,842
100,000		Gilead Sciences, Inc	5.650	12/01/41	111,223
400,000		GlaxoSmithKline Capital, Inc	4.375	04/15/14	412,382
300,000		GlaxoSmithKline Capital, Inc	0.700	03/18/16	297,248
1,045,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	1,211,928
225,000		GlaxoSmithKline Capital, Inc	2.800	03/18/23	214,121
350,000		GlaxoSmithKline Capital, Inc	5.375	04/15/34	382,714
443,000		GlaxoSmithKline Capital, Inc	6.375	05/15/38	540,907
350,000		GlaxoSmithKline Capital, Inc	4.200	03/18/43	328,125
500,000		Hospira, Inc	6.050	03/30/17	535,029
100,000		Hospira, Inc	5.600	09/15/40	82,162
100,000		ICI Wilmington, Inc	5.625	12/01/13	101,836
900,000		Johnson & Johnson	2.150	05/15/16	931,911
600,000		Johnson & Johnson	2.950	09/01/20	610,942
375,000		Johnson & Johnson	5.850	07/15/38	461,123
180,000		Johnson & Johnson	4.500	09/01/40	184,645
150,000		Johnson & Johnson	4.850	05/15/41	164,686
115,000		Life Technologies Corp	3.500	01/15/16	119,691
300,000		Life Technologies Corp	5.000	01/15/21	318,977
64

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$385,000		Mead Johnson Nutrition Co	4.900%	11/01/19	$422,608
400,000		Merck & Co, Inc	0.700	05/18/16	397,234
785,000		Merck & Co, Inc	6.000	09/15/17	916,291
200,000		Merck & Co, Inc	1.100	01/31/18	192,656
400,000		Merck & Co, Inc	1.300	05/18/18	387,914
1,500,000		Merck & Co, Inc	3.875	01/15/21	1,601,649
200,000		Merck & Co, Inc	2.400	09/15/22	185,236
600,000		Merck & Co, Inc	2.800	05/18/23	567,670
150,000		Merck & Co, Inc	6.500	12/01/33	195,089
100,000		Merck & Co, Inc	3.600	09/15/42	86,368
150,000		Merck & Co, Inc	4.150	05/18/43	142,906
500,000	g	Mylan, Inc	1.800	06/24/16	498,641
500,000	g	Mylan, Inc	2.600	06/24/18	492,807
300,000		Novartis Capital Corp	4.125	02/10/14	306,566
1,245,000		Novartis Capital Corp	2.900	04/24/15	1,297,748
390,000		Novartis Capital Corp	4.400	04/24/20	433,063
300,000		Novartis Capital Corp	2.400	09/21/22	281,926
100,000		Novartis Capital Corp	3.700	09/21/42	88,742
100,000		Perrigo Co	2.950	05/15/23	92,447
300,000		Pfizer, Inc	0.900	01/15/17	296,661
300,000		Pfizer, Inc	1.500	06/15/18	294,876
1,460,000		Pfizer, Inc	6.200	03/15/19	1,760,534
300,000		Pfizer, Inc	3.000	06/15/23	290,966
500,000		Pfizer, Inc	4.300	06/15/43	485,454
175,000		Sanofi	1.250	04/10/18	169,503
800,000		Sanofi-Aventis S.A.	2.625	03/29/16	832,946
450,000		Sanofi-Aventis S.A.	4.000	03/29/21	479,951
540,000		Schering-Plough Corp	6.550	09/15/37	693,926
100,000		Sigma-Aldrich Corp	3.375	11/01/20	100,428
600,000		Teva Pharmaceutical Finance Co BV	2.400	11/10/16	617,701
400,000		Teva Pharmaceutical Finance Co BV	2.950	12/18/22	374,766
600,000		Teva Pharmaceutical Finance Co LLC	3.000	06/15/15	623,444
200,000		Teva Pharmaceutical Finance Co LLC	2.250	03/18/20	191,317
350,000		Teva Pharmaceutical Finance Co LLC	6.150	02/01/36	413,665
125,000		Watson Pharmaceuticals, Inc	5.000	08/15/14	130,191
250,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	243,715
575,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	536,072
250,000		Watson Pharmaceuticals, Inc	4.625	10/01/42	223,099
650,000		Wyeth LLC	5.500	02/15/16	724,737
500,000		Wyeth LLC	5.450	04/01/17	567,287
1,000,000		Wyeth LLC	6.450	02/01/24	1,238,064
945,000		Wyeth LLC	5.950	04/01/37	1,108,781
300,000	g	Zoetis, Inc	1.150	02/01/16	298,981
125,000	g	Zoetis, Inc	1.875	02/01/18	122,369
150,000	g	Zoetis, Inc	3.250	02/01/23	142,518
300,000	g	Zoetis, Inc	4.700	02/01/43	280,159
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			46,267,766

REAL ESTATE - 0.5%
150,000		Alexandria Real Estate Equities, Inc	4.600	04/01/22	152,869
100,000		Alexandria Real Estate Equities, Inc	3.900	06/15/23	95,472
65

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$165,000	AMB Property LP	4.500%	08/15/17	$175,087
384,000	AMB Property LP	6.625	05/15/18	441,984
100,000	American Campus Communities Operating Partnership LP	3.750	04/15/23	95,962
100,000	AvalonBay Communities, Inc	3.950	01/15/21	102,568
225,000	AvalonBay Communities, Inc	2.950	09/15/22	208,135
100,000	AvalonBay Communities, Inc	2.850	03/15/23	90,990
115,000	BioMed Realty LP	6.125	04/15/20	128,673
100,000	BioMed Realty LP	4.250	07/15/22	98,318
25,000	Boston Properties LP	5.000	06/01/15	26,869
150,000	Boston Properties LP	3.700	11/15/18	157,544
80,000	Boston Properties LP	5.875	10/15/19	92,273
175,000	Boston Properties LP	4.125	05/15/21	179,690
500,000	Boston Properties LP	3.850	02/01/23	491,014
425,000	Boston Properties LP	3.125	09/01/23	392,573
200,000	Boston Properties LP	3.800	02/01/24	196,429
115,000	Brandywine Operating Partnership LP	5.700	05/01/17	125,436
200,000	Brandywine Operating Partnership LP	3.950	02/15/23	188,069
250,000	BRE Properties, Inc	3.375	01/15/23	232,843
100,000	Camden Property Trust	4.625	06/15/21	105,624
200,000	Camden Property Trust	2.950	12/15/22	181,712
100,000	CubeSmart LP	4.800	07/15/22	103,790
500,000	DDR Corp	4.625	07/15/22	505,295
200,000	DDR Corp	3.375	05/15/23	183,304
275,000	Duke Realty LP	5.950	02/15/17	305,162
200,000	Duke Realty LP	4.375	06/15/22	197,820
100,000	Duke Realty LP	3.875	10/15/22	94,724
100,000	Duke Realty LP	3.625	04/15/23	92,541
100,000	Entertainment Properties Trust	5.750	08/15/22	101,188
200,000	EPR Properties	5.250	07/15/23	194,243
200,000	Equity One, Inc	3.750	11/15/22	188,217
35,000	ERP Operating LP	5.250	09/15/14	36,816
500,000	ERP Operating LP	5.125	03/15/16	548,830
750,000	ERP Operating LP	4.625	12/15/21	794,440
200,000	ERP Operating LP	3.000	04/15/23	183,804
100,000	Essex Portfolio LP	3.625	08/15/22	96,412
100,000	Essex Portfolio LP	3.250	05/01/23	92,118
100,000	Federal Realty Investment Trust	3.000	08/01/22	93,917
100,000	Federal Realty Investment Trust	2.750	06/01/23	90,630
150,000	HCP, Inc	3.750	02/01/16	157,938
430,000	HCP, Inc	6.000	01/30/17	482,366
150,000	HCP, Inc	3.750	02/01/19	153,920
250,000	HCP, Inc	2.625	02/01/20	234,201
150,000	HCP, Inc	5.375	02/01/21	162,711
400,000	HCP, Inc	3.150	08/01/22	367,756
30,000	HCP, Inc	6.750	02/01/41	35,593
100,000	Health Care REIT, Inc	3.625	03/15/16	104,856
200,000	Health Care REIT, Inc	4.700	09/15/17	217,327
150,000	Health Care REIT, Inc	2.250	03/15/18	147,275
200,000	Health Care REIT, Inc	4.125	04/01/19	209,198
440,000	Health Care REIT, Inc	6.125	04/15/20	499,841
300,000	Health Care REIT, Inc	3.750	03/15/23	285,193
66

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Health Care REIT, Inc	5.125%	03/15/43	$183,924
300,000		Healthcare Realty Trust, Inc	6.500	01/17/17	335,400
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	93,145
100,000	g	Healthcare Trust of America Holdings LP	3.700	04/15/23	93,882
125,000		Highwoods Properties, Inc	5.850	03/15/17	136,636
100,000		Highwoods Realty LP	3.625	01/15/23	93,068
350,000		Hospitality Properties Trust	5.125	02/15/15	362,437
100,000		Hospitality Properties Trust	5.000	08/15/22	99,790
200,000		Hospitality Properties Trust	4.500	06/15/23	193,165
600,000		Host Hotels & Resorts LP	3.750	10/15/23	550,288
50,000		HRPT Properties Trust	5.875	09/15/20	51,764
250,000		Jones Lang LaSalle, Inc	4.400	11/15/22	245,318
35,000		Kilroy Realty Corp	5.000	11/03/15	37,721
250,000		Kilroy Realty LP	3.800	01/15/23	234,181
145,000		Kimco Realty Corp	5.700	05/01/17	162,042
500,000		Kimco Realty Corp	3.125	06/01/23	462,603
100,000	g	Lexington Realty Trust	4.250	06/15/23	95,852
220,000		Liberty Property LP	4.750	10/01/20	231,648
150,000		Liberty Property LP	4.125	06/15/22	148,348
100,000		Liberty Property LP	3.375	06/15/23	92,741
125,000		Mack-Cali Realty Corp	7.750	08/15/19	153,148
200,000		Mack-Cali Realty LP	2.500	12/15/17	196,577
150,000		Mack-Cali Realty LP	4.500	04/18/22	150,741
75,000		National Retail Properties, Inc	6.875	10/15/17	87,375
100,000		National Retail Properties, Inc	3.800	10/15/22	95,255
100,000		National Retail Properties, Inc	3.300	04/15/23	90,374
400,000		OMEGA Healthcare Investors, Inc	6.750	10/15/22	426,000
200,000	g	Piedmont Operating Partnership LP	3.400	06/01/23	182,127
300,000		Post Apartment Homes LP	3.375	12/01/22	280,288
200,000		Rayonier, Inc	3.750	04/01/22	195,059
40,000		Realty Income Corp	5.950	09/15/16	44,920
150,000		Realty Income Corp	2.000	01/31/18	145,553
75,000		Realty Income Corp	5.750	01/15/21	82,587
200,000		Realty Income Corp	3.250	10/15/22	182,929
175,000		Regency Centers LP	5.250	08/01/15	188,216
10,000		Regency Centers LP	5.875	06/15/17	11,137
100,000		Senior Housing Properties Trust	6.750	12/15/21	110,476
488,000		Simon Property Group LP	5.100	06/15/15	527,606
295,000		Simon Property Group LP	5.250	12/01/16	329,602
100,000		Simon Property Group LP	2.800	01/30/17	102,944
740,000		Simon Property Group LP	10.350	04/01/19	1,024,850
290,000		Simon Property Group LP	4.375	03/01/21	308,615
300,000		Simon Property Group LP	3.375	03/15/22	294,365
200,000		Simon Property Group LP	2.750	02/01/23	183,597
300,000		Simon Property Group LP	4.750	03/15/42	285,673
200,000		UDR, Inc	4.625	01/10/22	206,908
100,000	g,i	USB Realty Corp	1.424	12/30/49	86,000
55,000		Ventas Realty LP	3.125	11/30/15	57,556
175,000		Ventas Realty LP	2.000	02/15/18	169,396
200,000		Ventas Realty LP	2.700	04/01/20	189,108
300,000		Ventas Realty LP	4.750	06/01/21	315,164
67

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$350,000	Ventas Realty LP	3.250%	08/15/22	$324,901
100,000	Vornado Realty LP	5.000	01/15/22	104,967
195,000	Washington Real Estate Investment Trust	4.950	10/01/20	202,458
100,000	Washington Real Estate Investment Trust	3.950	10/15/22	95,287
100,000	Weingarten Realty Investors	3.375	10/15/22	91,692
100,000	Weingarten Realty Investors	3.500	04/15/23	92,312
400,000	Weyerhaeuser Co	7.375	03/15/32	480,188
	TOTAL REAL ESTATE			22,921,464

RETAILING - 0.6%
120,000	Advance Auto Parts, Inc	5.750	05/01/20	127,290
600,000	Amazon.com, Inc	0.650	11/27/15	598,118
600,000	Amazon.com, Inc	2.500	11/29/22	544,657
150,000	AutoZone, Inc	6.500	01/15/14	154,514
100,000	AutoZone, Inc	4.000	11/15/20	102,186
200,000	AutoZone, Inc	3.700	04/15/22	194,453
300,000	AutoZone, Inc	2.875	01/15/23	273,949
150,000	AutoZone, Inc	3.125	07/15/23	140,070
300,000	Cooper US, Inc	2.375	01/15/16	307,071
320,000	Costco Wholesale Corp	5.500	03/15/17	364,621
500,000	Costco Wholesale Corp	1.125	12/15/17	486,411
250,000	Costco Wholesale Corp	1.700	12/15/19	240,724
500,000	Dollar General Corp	1.875	04/15/18	482,414
100,000	Family Dollar Stores, Inc	5.000	02/01/21	102,736
250,000	Gap, Inc	5.950	04/12/21	276,507
155,000	Home Depot, Inc	5.250	12/16/13	158,345
600,000	Home Depot, Inc	5.400	03/01/16	668,572
400,000	Home Depot, Inc	3.950	09/15/20	433,644
350,000	Home Depot, Inc	4.400	04/01/21	384,176
750,000	Home Depot, Inc	2.700	04/01/23	711,043
960,000	Home Depot, Inc	5.875	12/16/36	1,128,804
500,000	Home Depot, Inc	4.200	04/01/43	474,959
125,000	Kohl’s Corp	6.250	12/15/17	143,190
200,000	Kohl’s Corp	3.250	02/01/23	185,016
150,000	Kohl’s Corp	6.000	01/15/33	151,773
100,000	Kohl’s Corp	6.875	12/15/37	110,088
400,000	Lowe’s Cos, Inc	2.125	04/15/16	412,048
200,000	Lowe’s Cos, Inc	3.800	11/15/21	207,673
850,000	Lowe’s Cos, Inc	3.120	04/15/22	836,589
200,000	Lowe’s Cos, Inc	6.875	02/15/28	247,092
175,000	Lowe’s Cos, Inc	5.500	10/15/35	188,953
150,000	Lowe’s Cos, Inc	5.800	04/15/40	167,425
150,000	Lowe’s Cos, Inc	5.125	11/15/41	155,185
100,000	Lowe’s Cos, Inc	4.650	04/15/42	97,864
191,000	Macy’s Retail Holdings, Inc	5.900	12/01/16	216,967
250,000	Macy’s Retail Holdings, Inc	3.875	01/15/22	250,653
125,000	Macy’s Retail Holdings, Inc	2.875	02/15/23	115,296
400,000	Macy’s Retail Holdings, Inc	6.900	04/01/29	467,386
200,000	Macy’s Retail Holdings, Inc	6.375	03/15/37	224,806
200,000	Macy’s Retail Holdings, Inc	4.300	02/15/43	171,946
300,000	Nordstrom, Inc	6.250	01/15/18	348,732
68

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$30,000		Nordstrom, Inc	4.750%	05/01/20	$33,087
100,000		Nordstrom, Inc	4.000	10/15/21	105,858
100,000		Nordstrom, Inc	7.000	01/15/38	131,742
150,000		O’Reilly Automotive, Inc	4.875	01/14/21	159,703
100,000		O’Reilly Automotive, Inc	3.800	09/01/22	98,563
200,000		O’Reilly Automotive, Inc	3.850	06/15/23	194,223
900,000		Phillips 66	2.950	05/01/17	927,556
400,000		Phillips 66	5.875	05/01/42	440,897
100,000		QVC, Inc	5.125	07/02/22	101,054
100,000	g	QVC, Inc	4.375	03/15/23	93,277
150,000	g	QVC, Inc	5.950	03/15/43	134,909
150,000		Staples, Inc	2.750	01/12/18	150,046
150,000		Staples, Inc	4.375	01/12/23	145,413
100,000		Target Corp	1.125	07/18/14	100,674
1,150,000		Target Corp	3.875	07/15/20	1,229,311
900,000		Target Corp	2.900	01/15/22	880,746
200,000		Target Corp	6.500	10/15/37	247,861
550,000		Target Corp	4.000	07/01/42	500,150
105,000		TJX Cos, Inc	6.950	04/15/19	128,346
300,000		TJX Cos, Inc	2.500	05/15/23	278,039
650,000		Wal-Mart Stores, Inc	4.500	07/01/15	699,615
200,000		Wal-Mart Stores, Inc	1.500	10/25/15	203,883
200,000		Wal-Mart Stores, Inc	2.800	04/15/16	210,227
350,000		Wal-Mart Stores, Inc	1.125	04/11/18	339,669
300,000		Wal-Mart Stores, Inc	3.625	07/08/20	316,871
1,400,000		Wal-Mart Stores, Inc	3.250	10/25/20	1,447,145
1,950,000		Wal-Mart Stores, Inc	4.250	04/15/21	2,126,742
1,000,000		Wal-Mart Stores, Inc	2.550	04/11/23	937,102
69,000		Wal-Mart Stores, Inc	7.550	02/15/30	94,654
1,095,000		Wal-Mart Stores, Inc	5.250	09/01/35	1,188,859
160,000		Wal-Mart Stores, Inc	6.500	08/15/37	202,173
900,000		Wal-Mart Stores, Inc	6.200	04/15/38	1,104,354
65,000		Wal-Mart Stores, Inc	5.625	04/01/40	74,999
345,000		Wal-Mart Stores, Inc	5.000	10/25/40	364,260
350,000		Wal-Mart Stores, Inc	4.000	04/11/43	318,915
		TOTAL RETAILING			28,764,869

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
200,000		Altera Corp	1.750	05/15/17	198,275
500,000		Analog Devices, Inc	2.875	06/01/23	470,069
55,000		Broadcom Corp	1.500	11/01/13	55,165
140,000		Broadcom Corp	2.375	11/01/15	144,279
150,000		Broadcom Corp	2.500	08/15/22	137,620
900,000		Intel Corp	1.950	10/01/16	923,025
475,000		Intel Corp	1.350	12/15/17	464,845
750,000		Intel Corp	2.700	12/15/22	700,442
750,000		Intel Corp	4.000	12/15/32	696,472
500,000		Intel Corp	4.800	10/01/41	497,129
200,000		Maxim Integrated Products, Inc	3.375	03/15/23	187,593
310,000		National Semiconductor Corp	3.950	04/15/15	327,639
69

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Texas Instruments, Inc	0.450%	08/03/15	$199,041
200,000		Texas Instruments, Inc	2.375	05/16/16	207,330
200,000		Texas Instruments, Inc	1.000	05/01/18	191,172
200,000		Texas Instruments, Inc	1.650	08/03/19	192,297
200,000		Texas Instruments, Inc	2.250	05/01/23	179,696
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			5,772,089

SOFTWARE & SERVICES - 0.5%
285,000		Adobe Systems, Inc	3.250	02/01/15	295,321
20,000		Adobe Systems, Inc	4.750	02/01/20	21,766
200,000		Autodesk, Inc	1.950	12/15/17	195,124
300,000		Baidu, Inc	2.250	11/28/17	291,837
200,000		Baidu, Inc	3.500	11/28/22	178,704
300,000		BMC Software, Inc	4.250	02/15/22	299,811
200,000		BMC Software, Inc	4.500	12/01/22	201,548
20,000	g	CA, Inc	6.125	12/01/14	21,335
300,000		CA, Inc	5.375	12/01/19	326,248
120,000		Computer Sciences Corp	6.500	03/15/18	134,022
200,000		Computer Sciences Corp	4.450	09/15/22	197,489
300,000		Expedia, Inc	7.456	08/15/18	346,137
250,000		Fidelity National Information Services, Inc	2.000	04/15/18	241,289
500,000		Fidelity National Information Services, Inc	3.500	04/15/23	451,584
50,000		Fiserv, Inc	3.125	10/01/15	52,156
150,000		Fiserv, Inc	3.125	06/15/16	156,414
100,000		Fiserv, Inc	6.800	11/20/17	116,456
550,000		Fiserv, Inc	3.500	10/01/22	522,018
100,000		Google, Inc	1.250	05/19/14	100,733
700,000		Google, Inc	2.125	05/19/16	723,407
100,000		Google, Inc	3.625	05/19/21	104,509
700,000		International Business Machines Corp	0.750	05/11/15	702,164
300,000		International Business Machines Corp	2.000	01/05/16	307,749
250,000		International Business Machines Corp	1.950	07/22/16	256,253
225,000		International Business Machines Corp	1.250	02/06/17	222,552
1,000,000		International Business Machines Corp	5.700	09/14/17	1,155,082
400,000		International Business Machines Corp	1.250	02/08/18	389,422
200,000		International Business Machines Corp	1.875	05/15/19	196,953
800,000		International Business Machines Corp	8.375	11/01/19	1,071,641
500,000		International Business Machines Corp	2.900	11/01/21	491,317
300,000		International Business Machines Corp	1.875	08/01/22	268,273
400,000		International Business Machines Corp	7.000	10/30/25	525,555
19,000		International Business Machines Corp	5.600	11/30/39	21,864
385,000		International Business Machines Corp	4.000	06/20/42	361,294
200,000		Intuit, Inc	5.750	03/15/17	222,208
175,000		Juniper Networks, Inc	4.600	03/15/21	179,575
475,000		Microsoft Corp	0.875	11/15/17	461,263
250,000		Microsoft Corp	1.000	05/01/18	241,777
675,000		Microsoft Corp	4.200	06/01/19	747,751
540,000		Microsoft Corp	3.000	10/01/20	551,002
450,000		Microsoft Corp	4.000	02/08/21	486,452
400,000		Microsoft Corp	2.125	11/15/22	364,263
300,000		Microsoft Corp	2.375	05/01/23	277,624
70

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	Microsoft Corp	5.300%	02/08/41	$452,532
500,000	Microsoft Corp	3.500	11/15/42	427,888
300,000	Microsoft Corp	3.750	05/01/43	269,284
320,000	Oracle Corp	3.750	07/08/14	330,484
1,000,000	Oracle Corp	1.200	10/15/17	971,221
320,000	Oracle Corp	5.750	04/15/18	372,362
1,365,000	Oracle Corp	3.875	07/15/20	1,456,440
925,000	Oracle Corp	2.500	10/15/22	853,015
550,000	Oracle Corp	6.500	04/15/38	688,619
470,000	Oracle Corp	6.125	07/08/39	566,167
290,000	Symantec Corp	2.750	09/15/15	299,010
250,000	Symantec Corp	2.750	06/15/17	251,714
200,000	Symantec Corp	3.950	06/15/22	196,324
250,000	Total System Services, Inc	2.375	06/01/18	242,211
125,000	Total System Services, Inc	3.750	06/01/23	116,063
	TOTAL SOFTWARE & SERVICES			21,973,276

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
75,000	Amphenol Corp	4.750	11/15/14	78,595
150,000	Amphenol Corp	4.000	02/01/22	149,691
2,000,000	Apple, Inc	0.450	05/03/16	1,978,522
1,000,000	Apple, Inc	1.000	05/03/18	960,298
1,475,000	Apple, Inc	2.400	05/03/23	1,368,009
825,000	Apple, Inc	3.850	05/04/43	732,791
1,043,000	Cisco Systems, Inc	4.950	02/15/19	1,188,261
1,900,000	Cisco Systems, Inc	4.450	01/15/20	2,102,926
400,000	Cisco Systems, Inc	5.900	02/15/39	474,580
200,000	Dell, Inc	3.100	04/01/16	199,763
350,000	Dell, Inc	5.875	06/15/19	354,578
510,000	Discovery Communications LLC	5.050	06/01/20	565,793
100,000	Discovery Communications LLC	4.375	06/15/21	104,975
600,000	Discovery Communications LLC	3.250	04/01/23	562,643
100,000	Discovery Communications LLC	6.350	06/01/40	112,362
400,000	EMC Corp	1.875	06/01/18	395,401
400,000	EMC Corp	2.650	06/01/20	394,312
400,000	EMC Corp	3.375	06/01/23	392,605
300,000	General Electric Co	0.850	10/09/15	299,716
750,000	General Electric Co	5.250	12/06/17	846,860
975,000	General Electric Co	2.700	10/09/22	922,733
825,000	General Electric Co	4.125	10/09/42	767,658
300,000	Harris Corp	4.400	12/15/20	311,219
575,000	Hewlett-Packard Co	4.750	06/02/14	593,000
600,000	Hewlett-Packard Co	2.125	09/13/15	607,252
1,900,000	Hewlett-Packard Co	3.000	09/15/16	1,951,175
175,000	Hewlett-Packard Co	2.600	09/15/17	174,771
700,000	Hewlett-Packard Co	3.750	12/01/20	677,571
200,000	Hewlett-Packard Co	4.375	09/15/21	196,833
100,000	Hewlett-Packard Co	4.650	12/09/21	100,009
200,000	Hewlett-Packard Co	4.050	09/15/22	190,107
150,000	Hewlett-Packard Co	6.000	09/15/41	144,714
71

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Ingram Micro, Inc	5.000%	08/10/22	$200,014
300,000	International Business Machines Corp	0.450	05/06/16	295,768
300,000	International Business Machines Corp	1.625	05/15/20	280,838
85,000	International Game Technology	7.500	06/15/19	98,406
547,000	Koninklijke Philips Electronics NV	5.750	03/11/18	633,503
100,000	Koninklijke Philips Electronics NV	6.875	03/11/38	124,969
300,000	Koninklijke Philips Electronics NV	5.000	03/15/42	306,581
100,000	L-3 Communications Corp	3.950	11/15/16	105,632
420,000	L-3 Communications Corp	5.200	10/15/19	452,260
100,000	Lexmark International, Inc	6.650	06/01/18	108,995
100,000	Lexmark International, Inc	5.125	03/15/20	100,535
200,000	Motorola Solutions, Inc	6.000	11/15/17	226,719
200,000	Motorola Solutions, Inc	3.750	05/15/22	194,423
250,000	Motorola Solutions, Inc	3.500	03/01/23	235,672
200,000	NetApp, Inc	2.000	12/15/17	194,800
200,000	NetApp, Inc	3.250	12/15/22	184,149
100,000	Tech Data Corp	3.750	09/21/17	101,586
200,000	Telefonaktiebolaget LM Ericsson	4.125	05/15/22	195,584
225,000	Tyco Electronics Group S.A.	6.550	10/01/17	260,460
250,000	Tyco Electronics Group S.A.	3.500	02/03/22	242,257
225,000	Xerox Corp	8.250	05/15/14	239,053
330,000	Xerox Corp	4.250	02/15/15	344,750
100,000	Xerox Corp	2.950	03/15/17	100,828
250,000	Xerox Corp	6.350	05/15/18	286,520
700,000	Xerox Corp	5.625	12/15/19	772,765
	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			26,186,790

TELECOMMUNICATION SERVICES - 1.2%
200,000	America Movil SAB de C.V.	3.625	03/30/15	206,421
500,000	America Movil SAB de C.V.	2.375	09/08/16	506,604
1,430,000	America Movil SAB de C.V.	5.000	03/30/20	1,534,805
450,000	America Movil SAB de C.V.	3.125	07/16/22	414,628
440,000	America Movil SAB de C.V.	6.125	03/30/40	475,832
525,000	America Movil SAB de C.V.	4.375	07/16/42	447,432
1,150,000	American Tower Corp	4.500	01/15/18	1,226,484
200,000	American Tower Corp	4.700	03/15/22	201,719
250,000	American Tower Corp	3.500	01/31/23	228,919
350,000	AT&T, Inc	5.100	09/15/14	367,751
1,265,000	AT&T, Inc	2.500	08/15/15	1,303,502
400,000	AT&T, Inc	0.800	12/01/15	398,173
600,000	AT&T, Inc	0.900	02/12/16	595,477
150,000	AT&T, Inc	2.950	05/15/16	156,750
600,000	AT&T, Inc	1.600	02/15/17	593,886
750,000	AT&T, Inc	1.700	06/01/17	742,614
325,000	AT&T, Inc	1.400	12/01/17	315,962
950,000	AT&T, Inc	5.800	02/15/19	1,101,816
500,000	AT&T, Inc	4.450	05/15/21	538,522
3,300,000	AT&T, Inc	3.000	02/15/22	3,171,373
400,000	AT&T, Inc	2.625	12/01/22	366,134
217,000	AT&T, Inc	6.500	09/01/37	246,208
1,575,000	AT&T, Inc	6.300	01/15/38	1,751,031
72

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$322,000	AT&T, Inc	5.350%	09/01/40	$325,812
1,200,000	AT&T, Inc	5.550	08/15/41	1,249,446
866,000	AT&T, Inc	4.300	12/15/42	754,190
1,354,000	AT&T, Inc	4.350	06/15/45	1,178,019
250,000	British Telecommunications plc	2.000	06/22/15	254,902
300,000	British Telecommunications plc	1.625	06/28/16	301,316
400,000	British Telecommunications plc	5.950	01/15/18	460,412
650,000	British Telecommunications plc	9.625	12/15/30	978,539
490,000	Cellco Partnership	5.550	02/01/14	503,048
1,365,000	Cellco Partnership	8.500	11/15/18	1,772,858
450,000	Deutsche Telekom International Finance BV	5.750	03/23/16	500,250
850,000	Deutsche Telekom International Finance BV	6.000	07/08/19	998,933
490,000	Deutsche Telekom International Finance BV	8.750	06/15/30	679,763
600,000	Embarq Corp	7.995	06/01/36	633,088
495,000	France Telecom S.A.	2.125	09/16/15	502,298
1,000,000	France Telecom S.A.	4.125	09/14/21	1,010,132
745,000	France Telecom S.A.	8.500	03/01/31	1,012,148
100,000	France Telecom S.A.	5.375	01/13/42	99,104
250,000	Koninklijke KPN NV	8.375	10/01/30	308,980
150,000	Nippon Telegraph & Telephone Corp	1.400	07/18/17	147,483
400,000	Qwest Corp	7.500	10/01/14	430,544
300,000	Qwest Corp	6.500	06/01/17	339,501
400,000	Qwest Corp	6.750	12/01/21	445,292
125,000	Rogers Communications, Inc	4.500	03/15/43	113,810
600,000	Rogers Communications, Inc	6.800	08/15/18	724,369
350,000	Rogers Wireless, Inc	7.500	03/15/15	387,539
56,000	Telecom Italia Capital S.A.	6.175	06/18/14	57,960
1,555,000	Telecom Italia Capital S.A.	7.175	06/18/19	1,730,536
600,000	Telecom Italia Capital S.A.	7.721	06/04/38	608,880
600,000	Telefonica Emisiones SAU	3.992	02/16/16	618,782
400,000	Telefonica Emisiones SAU	3.192	04/27/18	387,443
2,020,000	Telefonica Emisiones SAU	5.134	04/27/20	2,070,700
500,000	Telefonica Emisiones SAU	4.570	04/27/23	478,649
100,000	Telefonos de Mexico SAB de C.V.	5.500	01/27/15	105,250
100,000	Telefonos de Mexico SAB de C.V.	5.500	11/15/19	109,631
850,000	Verizon Communications, Inc	5.550	02/15/16	941,831
1,400,000	Verizon Communications, Inc	3.000	04/01/16	1,463,393
300,000	Verizon Communications, Inc	1.100	11/01/17	290,284
1,140,000	Verizon Communications, Inc	5.500	02/15/18	1,298,208
143,000	Verizon Communications, Inc	8.750	11/01/18	186,378
700,000	Verizon Communications, Inc	6.350	04/01/19	830,462
450,000	Verizon Communications, Inc	3.500	11/01/21	451,983
500,000	Verizon Communications, Inc	2.450	11/01/22	453,349
380,000	Verizon Communications, Inc	6.250	04/01/37	433,617
620,000	Verizon Communications, Inc	6.400	02/15/38	721,926
300,000	Verizon Communications, Inc	6.000	04/01/41	336,589
1,150,000	Verizon Communications, Inc	4.750	11/01/41	1,093,748
1,425,000	Verizon Communications, Inc	3.850	11/01/42	1,182,382
225,000	Verizon New England, Inc	4.750	10/01/13	227,327
200,000	Virgin Media Secured Finance plc	5.250	01/15/21	200,018
150,000	Vodafone Group plc	5.000	12/16/13	153,030
73

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$303,000		Vodafone Group plc	5.625%	02/27/17	$336,802
250,000		Vodafone Group plc	1.625	03/20/17	243,913
500,000		Vodafone Group plc	1.250	09/26/17	478,113
400,000		Vodafone Group plc	1.500	02/19/18	382,912
1,500,000		Vodafone Group plc	5.450	06/10/19	1,701,699
650,000		Vodafone Group plc	4.375	03/16/21	682,335
500,000		Vodafone Group plc	2.500	09/26/22	443,349
400,000		Vodafone Group plc	2.950	02/19/23	369,784
150,000		Vodafone Group plc	6.150	02/27/37	165,616
400,000		Vodafone Group plc	4.375	02/19/43	358,317
		TOTAL TELECOMMUNICATION SERVICES			54,599,015

TRANSPORTATION - 0.6%
100,000		ABB Finance USA, Inc	1.625	05/08/17	99,342
500,000		ABB Finance USA, Inc	2.875	05/08/22	479,031
150,000		ABB Finance USA, Inc	4.375	05/08/42	144,236
500,000	g	American Airlines	4.000	07/15/25	472,500
200,000		Boeing Capital Corp	2.125	08/15/16	205,529
700,000		Boeing Capital Corp	2.900	08/15/18	728,906
625,000		Boeing Co	0.950	05/15/18	598,010
750,000		Boeing Co	3.750	11/20/16	812,016
100,000		Boeing Co	5.875	02/15/40	119,502
555,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	616,260
150,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	174,151
360,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	400,929
500,000		Burlington Northern Santa Fe LLC	4.100	06/01/21	527,346
300,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	291,958
150,000		Burlington Northern Santa Fe LLC	3.050	09/01/22	144,764
200,000		Burlington Northern Santa Fe LLC	3.000	03/15/23	190,586
250,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	252,707
200,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	183,598
150,000		Burlington Northern Santa Fe LLC	4.375	09/01/42	137,250
200,000		Burlington Northern Santa Fe LLC	4.450	03/15/43	186,364
200,000		Canadian National Railway Co	5.550	05/15/18	230,929
200,000		Canadian National Railway Co	5.550	03/01/19	232,665
100,000		Canadian National Railway Co	2.850	12/15/21	97,729
300,000		Canadian National Railway Co	2.250	11/15/22	278,514
200,000		Canadian National Railway Co	6.900	07/15/28	255,889
200,000		Canadian National Railway Co	6.250	08/01/34	249,307
250,000		Canadian National Railway Co	3.500	11/15/42	212,110
200,000		Canadian Pacific Railway Co	7.250	05/15/19	245,251
200,000		Canadian Pacific Railway Co	7.125	10/15/31	247,302
250,000		Canadian Pacific Railway Co	5.950	05/15/37	280,350
100,000		Canadian Pacific Railway Ltd	5.750	01/15/42	110,405
200,000		Carnival Corp	1.875	12/15/17	193,184
443,132		Continental Airlines, Inc	4.750	01/12/21	474,151
29,826		Continental Airlines, Inc	5.983	04/19/22	33,107
200,000		Continental Airlines, Inc	4.000	10/29/24	199,500
100,000		Con-Way, Inc	7.250	01/15/18	113,650
850,000		CSX Corp	7.375	02/01/19	1,048,381
100,000		CSX Corp	6.000	10/01/36	113,242
74

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		CSX Corp	6.150%	05/01/37	$230,058
400,000		CSX Corp	5.500	04/15/41	426,878
350,000		CSX Corp	4.400	03/01/43	315,836
100,000		CSX Corp	4.100	03/15/44	86,833
401,879		Delta Air Lines, Inc	5.300	04/15/19	432,020
192,858		Delta Air Lines, Inc	4.750	05/07/20	201,537
165,000		Embraer Overseas Ltd	6.375	01/15/20	180,675
100,000		Embraer S.A.	5.150	06/15/22	100,250
134,000		FedEx Corp	8.000	01/15/19	169,387
200,000		FedEx Corp	2.625	08/01/22	185,626
200,000		FedEx Corp	2.700	04/15/23	184,351
200,000		FedEx Corp	3.875	08/01/42	170,681
350,000		FedEx Corp	4.100	04/15/43	308,990
100,000		GATX Corp	3.500	07/15/16	104,591
100,000		GATX Corp	2.375	07/30/18	98,304
125,000		GATX Corp	4.750	06/15/22	128,688
100,000		GATX Corp	3.900	03/30/23	97,629
250,000		Hawaiian Airlines Pass Through Certificates	3.900	01/15/26	238,750
100,000	g	Kansas City Southern de Mexico S.A. de C.V.	3.000	05/15/23	93,873
100,000	g	Kansas City Southern Railway	4.300	05/15/43	90,095
210,000		Norfolk Southern Corp	5.750	04/01/18	243,685
100,000		Norfolk Southern Corp	3.250	12/01/21	99,428
250,000		Norfolk Southern Corp	3.000	04/01/22	241,411
1,291,000		Norfolk Southern Corp	2.903	02/15/23	1,217,543
81,000		Norfolk Southern Corp	5.590	05/17/25	91,370
16,000		Norfolk Southern Corp	4.837	10/01/41	15,950
250,000		Norfolk Southern Corp	3.950	10/01/42	215,472
250,000		Northrop Grumman Corp	1.750	06/01/18	242,482
650,000		Northrop Grumman Corp	3.500	03/15/21	655,744
400,000		Northrop Grumman Corp	3.250	08/01/23	378,524
100,000		Northrop Grumman Corp	5.050	11/15/40	99,596
400,000		Northrop Grumman Corp	4.750	06/01/43	382,337
350,000		Ryder System, Inc	3.150	03/02/15	361,018
50,000		Ryder System, Inc	3.600	03/01/16	52,562
150,000		Ryder System, Inc	2.500	03/01/17	150,548
150,000		Ryder System, Inc	2.500	03/01/18	148,285
325,000		Southwest Airlines Co	5.250	10/01/14	340,201
300,000		Union Pacific Corp	5.750	11/15/17	346,365
331,000		Union Pacific Corp	4.163	07/15/22	352,161
500,000		Union Pacific Corp	2.950	01/15/23	481,481
200,000		Union Pacific Corp	6.625	02/01/29	250,641
100,000		Union Pacific Corp	4.750	09/15/41	101,120
100,000		Union Pacific Corp	4.300	06/15/42	94,963
150,000		Union Pacific Corp	4.250	04/15/43	142,285
42,000		United Parcel Service, Inc	3.875	04/01/14	43,061
100,000		United Parcel Service, Inc	1.125	10/01/17	97,845
100,000		United Parcel Service, Inc	5.500	01/15/18	115,083
300,000		United Parcel Service, Inc	5.125	04/01/19	344,956
1,105,000		United Parcel Service, Inc	3.125	01/15/21	1,120,344
200,000		United Parcel Service, Inc	2.450	10/01/22	188,562
35,000		United Parcel Service, Inc	6.200	01/15/38	43,440
75

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$450,000	United Parcel Service, Inc	3.625%	10/01/42	$393,784
200,000	US Airways Pass Through Trust	4.625	06/03/25	198,000
300,000	US Airways Pass Through Trust	3.950	11/15/25	288,750
	TOTAL TRANSPORTATION			24,764,700

UTILITIES - 2.0%
370,000	AGL Capital Corp	5.250	08/15/19	419,674
275,000	AGL Capital Corp	4.400	06/01/43	254,854
200,000	Alabama Power Co	0.550	10/15/15	198,906
300,000	Alabama Power Co	5.200	06/01/41	329,273
200,000	Alabama Power Co	3.850	12/01/42	174,864
60,000	Alliant Energy Corp	4.000	10/15/14	62,256
100,000	Ameren Corp	8.875	05/15/14	106,590
600,000	Ameren Illinois Co	2.700	09/01/22	570,431
250,000	American Water Capital Corp	6.085	10/15/17	288,349
125,000	American Water Capital Corp	4.300	12/01/42	117,316
50,000	Appalachian Power Co	3.400	05/24/15	52,183
140,000	Appalachian Power Co	7.000	04/01/38	171,757
150,000	Arizona Public Service Co	8.750	03/01/19	194,929
350,000	Arizona Public Service Co	4.500	04/01/42	337,023
60,000	Atmos Energy Corp	4.950	10/15/14	63,139
100,000	Atmos Energy Corp	8.500	03/15/19	130,737
100,000	Atmos Energy Corp	5.500	06/15/41	109,287
125,000	Atmos Energy Corp	4.150	01/15/43	114,696
100,000	Baltimore Gas & Electric Co	3.500	11/15/21	100,878
400,000	Baltimore Gas & Electric Co	3.350	07/01/23	389,092
785,000	Carolina Power & Light Co	5.300	01/15/19	901,741
350,000	Carolina Power & Light Co	3.000	09/15/21	349,278
150,000	Carolina Power & Light Co	2.800	05/15/22	143,956
100,000	Carolina Power & Light Co	4.100	05/15/42	91,498
300,000	Carolina Power & Light Co	4.100	03/15/43	274,142
100,000	CenterPoint Energy Houston Electric LLC	2.250	08/01/22	91,982
100,000	CenterPoint Energy Houston Electric LLC	6.950	03/15/33	131,981
100,000	CenterPoint Energy Houston Electric LLC	3.550	08/01/42	86,025
423,000	CenterPoint Energy Resources Corp	4.500	01/15/21	461,672
203,000	Cleco Power LLC	6.000	12/01/40	219,177
100,000	CMS Energy Corp	4.700	03/31/43	92,365
100,000	Commonwealth Edison Co	1.625	01/15/14	100,568
500,000	Commonwealth Edison Co	1.950	09/01/16	511,214
775,000	Commonwealth Edison Co	4.000	08/01/20	830,297
387,000	Commonwealth Edison Co	5.900	03/15/36	455,140
200,000	Commonwealth Edison Co	3.800	10/01/42	176,249
210,000	Connecticut Light & Power Co	5.500	02/01/19	244,237
200,000	Connecticut Light & Power Co	2.500	01/15/23	185,784
60,000	Consolidated Edison Co of New York, Inc	6.650	04/01/19	73,235
1,390,000	Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,526,712
325,000	Consolidated Edison Co of New York, Inc	5.700	06/15/40	372,350
200,000	Consolidated Edison Co of New York, Inc	4.200	03/15/42	191,086
550,000	Consolidated Edison Co of New York, Inc	3.950	03/01/43	497,617
105,000	Consolidated Natural Gas Co	5.000	12/01/14	110,836
76

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$480,000	Constellation Energy Group, Inc	4.550%	06/15/15	$510,973
250,000	Constellation Energy Group, Inc	5.150	12/01/20	274,180
800,000	Consumers Energy Co	5.500	08/15/16	905,852
230,000	Consumers Energy Co	6.125	03/15/19	275,885
150,000	Consumers Energy Co	2.850	05/15/22	145,089
250,000	Consumers Energy Co	3.950	05/15/43	229,948
200,000	Delmarva Power & Light Co	4.000	06/01/42	187,693
400,000	Detroit Edison Co	3.450	10/01/20	417,511
100,000	Detroit Edison Co	2.650	06/15/22	95,235
100,000	Detroit Edison Co	3.950	06/15/42	91,493
360,000	Dominion Resources, Inc	5.150	07/15/15	389,295
100,000	Dominion Resources, Inc	1.400	09/15/17	97,940
1,700,000	Dominion Resources, Inc	4.450	03/15/21	1,834,516
500,000	Dominion Resources, Inc	2.750	09/15/22	465,897
200,000	Dominion Resources, Inc	5.950	06/15/35	231,380
100,000	Dominion Resources, Inc	4.050	09/15/42	87,753
200,000	DTE Electric Co	4.000	04/01/43	184,079
790,000	Duke Energy Carolinas LLC	5.750	11/15/13	805,177
125,000	Duke Energy Carolinas LLC	4.300	06/15/20	136,039
500,000	Duke Energy Carolinas LLC	4.000	09/30/42	452,972
500,000	Duke Energy Corp	2.100	06/15/18	496,905
746,000	Duke Energy Corp	5.050	09/15/19	834,918
300,000	Duke Energy Corp	3.050	08/15/22	285,506
250,000	Duke Energy Indiana, Inc	4.200	03/15/42	226,491
200,000	El Paso Natural Gas Co	5.950	04/15/17	226,200
100,000	Enbridge, Inc	5.600	04/01/17	112,105
150,000	Energen Corp	4.625	09/01/21	147,459
400,000	Energy Transfer Partners LP	6.125	02/15/17	450,382
44,000	Energy Transfer Partners LP	9.700	03/15/19	57,102
500,000	Energy Transfer Partners LP	4.650	06/01/21	517,439
200,000	Energy Transfer Partners LP	5.200	02/01/22	211,655
200,000	Energy Transfer Partners LP	3.600	02/01/23	187,178
140,000	Energy Transfer Partners LP	7.500	07/01/38	163,629
450,000	Energy Transfer Partners LP	6.500	02/01/42	479,892
200,000	Energy Transfer Partners LP	5.150	02/01/43	181,784
100,000	Enersis S.A.	7.375	01/15/14	102,813
125,000	Entergy Arkansas, Inc	3.750	02/15/21	130,660
300,000	Entergy Arkansas, Inc	3.050	06/01/23	286,143
200,000	Entergy Corp	3.625	09/15/15	207,210
200,000	Entergy Corp	5.125	09/15/20	209,755
300,000	Entergy Gulf States Louisiana LLC	3.950	10/01/20	311,908
150,000	Entergy Louisiana LLC	1.875	12/15/14	151,988
225,000	Entergy Texas, Inc	7.125	02/01/19	268,350
75,000	Exelon Corp	4.900	06/15/15	80,269
400,000	Exelon Generation Co LLC	5.200	10/01/19	439,881
200,000	Exelon Generation Co LLC	4.250	06/15/22	200,022
371,000	Exelon Generation Co LLC	5.600	06/15/42	372,736
200,000	FirstEnergy Corp	2.750	03/15/18	194,707
800,000	FirstEnergy Corp	7.375	11/15/31	843,677
400,000	Florida Power & Light Co	2.750	06/01/23	384,539
247,000	Florida Power & Light Co	4.950	06/01/35	268,265
400,000	Florida Power & Light Co	5.250	02/01/41	444,602
77

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Florida Power & Light Co	4.125%	02/01/42	$94,199
200,000		Florida Power & Light Co	4.050	06/01/42	185,914
450,000		Florida Power & Light Co	3.800	12/15/42	403,126
29,000		Florida Power Corp	5.650	06/15/18	33,679
700,000		Florida Power Corp	3.100	08/15/21	703,075
165,000		Florida Power Corp	6.400	06/15/38	202,130
300,000		Florida Power Corp	3.850	11/15/42	262,319
690,000		FPL Group Capital, Inc	2.600	09/01/15	710,659
40,000		Georgia Power Co	1.300	09/15/13	40,069
300,000		Georgia Power Co	0.625	11/15/15	297,429
900,000		Georgia Power Co	5.700	06/01/17	1,031,505
177,000		Georgia Power Co	5.950	02/01/39	204,293
500,000		Georgia Power Co	4.300	03/15/42	458,539
200,000		Georgia Power Co	4.300	03/15/43	183,153
50,000		Great Plains Energy, Inc	2.750	08/15/13	50,106
200,000		Great Plains Energy, Inc	4.850	06/01/21	212,425
200,000	i	Great Plains Energy, Inc	5.292	06/15/22	216,487
80,000		Indiana Michigan Power Co	7.000	03/15/19	96,123
200,000		Indiana Michigan Power Co	3.200	03/15/23	189,580
70,000		Integrys Energy Group, Inc	4.170	11/01/20	73,801
100,000		Interstate Power & Light Co	6.250	07/15/39	123,362
200,000		ITC Holdings Corp	4.050	07/01/23	200,356
225,000		Kansas City Power & Light Co	3.150	03/15/23	213,601
100,000		Kansas City Power & Light Co	5.300	10/01/41	101,657
20,000	g	Kansas Gas & Electric	6.700	06/15/19	24,601
250,000		Kentucky Utilities Co	5.125	11/01/40	274,958
250,000		KeySpan Corp	5.803	04/01/35	268,893
150,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	158,060
400,000		Kinder Morgan Energy Partners LP	5.950	02/15/18	463,540
500,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	638,733
100,000		Kinder Morgan Energy Partners LP	5.800	03/01/21	113,335
700,000		Kinder Morgan Energy Partners LP	3.950	09/01/22	690,533
350,000		Kinder Morgan Energy Partners LP	3.450	02/15/23	328,648
200,000		Kinder Morgan Energy Partners LP	3.500	09/01/23	187,431
535,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	598,511
300,000		Kinder Morgan Energy Partners LP	5.625	09/01/41	304,578
200,000		Kinder Morgan Energy Partners LP	5.000	08/15/42	188,676
300,000		Kinder Morgan Energy Partners LP	5.000	03/01/43	282,878
320,000		LG&E and KU Energy LLC	3.750	11/15/20	326,643
400,000		MidAmerican Energy Co	4.650	10/01/14	419,733
350,000		Midamerican Energy Holdings Co	5.750	04/01/18	406,314
1,032,000		Midamerican Energy Holdings Co	5.950	05/15/37	1,146,571
300,000		Midamerican Energy Holdings Co	6.500	09/15/37	356,243
450,000		Mississippi Power Co	4.250	03/15/42	405,987
100,000		National Fuel Gas Co	4.900	12/01/21	106,228
200,000		National Fuel Gas Co	3.750	03/01/23	192,467
820,000		Nevada Power Co	6.500	08/01/18	983,594
45,000		Nevada Power Co	7.125	03/15/19	55,740
230,000		Nevada Power Co	5.375	09/15/40	254,168
700,000		NextEra Energy Capital Holdings, Inc	1.200	06/01/15	703,542
500,000		NextEra Energy Capital Holdings, Inc	4.500	06/01/21	536,127
78

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$235,000		NiSource Finance Corp	5.400%	07/15/14	$245,597
350,000		NiSource Finance Corp	6.400	03/15/18	406,572
150,000		NiSource Finance Corp	6.125	03/01/22	169,285
400,000		NiSource Finance Corp	3.850	02/15/23	388,132
100,000		NiSource Finance Corp	5.950	06/15/41	105,062
200,000		NiSource Finance Corp	5.250	02/15/43	195,408
150,000		NiSource Finance Corp	4.800	02/15/44	135,825
300,000		Northeast Utilities	2.800	05/01/23	280,318
150,000		Northern States Power Co	2.150	08/15/22	137,649
300,000		Northern States Power Co	2.600	05/15/23	282,475
425,000		Northern States Power Co	5.350	11/01/39	474,243
200,000		Northern States Power Co	3.400	08/15/42	166,274
150,000		NSTAR Electric Co	5.625	11/15/17	172,539
200,000		NSTAR Electric Co	2.375	10/15/22	184,423
150,000		Oglethorpe Power Corp	5.375	11/01/40	156,328
500,000		Oglethorpe Power Corp	4.200	12/01/42	432,693
250,000		Ohio Edison Co	8.250	10/15/38	366,462
600,000		Ohio Power Co	5.375	10/01/21	690,211
100,000		Oklahoma Gas & Electric Co	5.250	05/15/41	107,885
400,000		Oklahoma Gas & Electric Co	3.900	05/01/43	358,558
220,000		Oncor Electric Delivery Co LLC	6.375	01/15/15	237,483
200,000		Oncor Electric Delivery Co LLC	6.800	09/01/18	241,685
150,000		Oncor Electric Delivery Co LLC	4.100	06/01/22	154,766
70,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	90,040
100,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	105,426
350,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	331,971
200,000	g	Oncor Electric Delivery Co LLC	4.550	12/01/41	189,698
150,000		Oncor Electric Delivery Co LLC	5.300	06/01/42	159,048
250,000		ONEOK Partners LP	3.250	02/01/16	260,734
100,000		ONEOK Partners LP	2.000	10/01/17	98,343
400,000		ONEOK Partners LP	3.375	10/01/22	367,732
130,000		ONEOK Partners LP	6.650	10/01/36	144,401
250,000		ONEOK Partners LP	6.850	10/15/37	283,333
100,000		ONEOK Partners LP	6.125	02/01/41	103,220
150,000		ONEOK, Inc	4.250	02/01/22	147,579
150,000		ONEOK, Inc	6.000	06/15/35	152,998
355,000		Pacific Gas & Electric Co	8.250	10/15/18	457,807
400,000		Pacific Gas & Electric Co	3.250	06/15/23	391,711
720,000		Pacific Gas & Electric Co	6.050	03/01/34	839,466
75,000		Pacific Gas & Electric Co	5.800	03/01/37	85,106
600,000		Pacific Gas & Electric Co	5.400	01/15/40	654,919
400,000		Pacific Gas & Electric Co	4.500	12/15/41	385,258
150,000		Pacific Gas & Electric Co	3.750	08/15/42	129,498
400,000		Pacific Gas & Electric Co	4.600	06/15/43	393,783
250,000		PacifiCorp	2.950	02/01/22	245,742
200,000		PacifiCorp	2.950	06/01/23	192,835
850,000		PacifiCorp	6.000	01/15/39	1,015,140
150,000		PECO Energy Co	2.375	09/15/22	138,971
165,000		Pepco Holdings, Inc	2.700	10/01/15	169,750
350,000		PG&E Corp	5.750	04/01/14	362,947
65,000		Potomac Electric Power Co	7.900	12/15/38	95,851

79

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Potomac Electric Power Co	4.150%	03/15/43	$190,883
100,000	PPL Capital Funding, Inc	1.900	06/01/18	98,231
300,000	PPL Capital Funding, Inc	4.200	06/15/22	301,592
200,000	PPL Capital Funding, Inc	3.500	12/01/22	191,333
400,000	PPL Capital Funding, Inc	3.400	06/01/23	378,989
300,000	PPL Capital Funding, Inc	4.700	06/01/43	272,412
200,000	PPL Electric Utilities Corp	2.500	09/01/22	187,310
200,000	PPL Energy Supply LLC	6.200	05/15/16	222,430
225,000	PPL Energy Supply LLC	6.500	05/01/18	260,656
100,000	PPL Energy Supply LLC	4.600	12/15/21	101,762
300,000	Progress Energy, Inc	3.150	04/01/22	287,362
900,000	Progress Energy, Inc	7.750	03/01/31	1,164,596
200,000	PSEG Power LLC	5.320	09/15/16	221,828
335,000	Public Service Co of Colorado	5.500	04/01/14	347,669
150,000	Public Service Co of Colorado	2.250	09/15/22	137,832
200,000	Public Service Co of Colorado	2.500	03/15/23	187,153
150,000	Public Service Co of Colorado	3.600	09/15/42	129,552
520,000	Public Service Co of Oklahoma	5.150	12/01/19	589,203
100,000	Public Service Co of Oklahoma	4.400	02/01/21	107,540
150,000	Public Service Co of Oklahoma	6.625	11/15/37	183,206
220,000	Public Service Electric & Gas Co	5.300	05/01/18	254,204
400,000	Public Service Electric & Gas Co	2.375	05/15/23	370,385
410,000	Public Service Electric & Gas Co	5.375	11/01/39	473,555
200,000	Public Service Electric & Gas Co	3.950	05/01/42	185,769
100,000	Public Service Electric & Gas Co	3.650	09/01/42	87,935
200,000	Public Service Electric & Gas Co	3.800	01/01/43	180,679
250,000	Puget Sound Energy, Inc	5.757	10/01/39	292,230
100,000	Puget Sound Energy, Inc	4.434	11/15/41	97,581
100,000	Questar Corp	2.750	02/01/16	103,808
150,000	San Diego Gas & Electric Co	3.000	08/15/21	150,770
605,000	San Diego Gas & Electric Co	5.350	05/15/40	701,652
100,000	San Diego Gas & Electric Co	3.950	11/15/41	93,096
300,000	SCANA Corp	4.750	05/15/21	317,573
100,000	SCANA Corp	4.125	02/01/22	98,413
250,000	Scottish Power Ltd	5.810	03/15/25	262,364
600,000	Sempra Energy	2.000	03/15/14	605,110
200,000	Sempra Energy	2.300	04/01/17	202,566
150,000	Sempra Energy	2.875	10/01/22	140,176
260,000	Sempra Energy	6.000	10/15/39	292,544
50,000	South Carolina Electric & Gas Co	5.300	05/15/33	53,662
125,000	South Carolina Electric & Gas Co	5.450	02/01/41	135,992
250,000	South Carolina Electric & Gas Co	4.350	02/01/42	235,672
300,000	South Carolina Electric & Gas Co	4.600	06/15/43	291,113
100,000	Southern California Edison Co	5.000	01/15/16	109,785
250,000	Southern California Edison Co	5.500	08/15/18	292,845
280,000	Southern California Edison Co	3.875	06/01/21	297,576
185,000	Southern California Edison Co	6.050	03/15/39	224,002
300,000	Southern California Edison Co	4.500	09/01/40	298,723
500,000	Southern California Edison Co	3.900	12/01/41	456,861
200,000	Southern California Edison Co	4.050	03/15/42	185,961
500,000	Southern California Edison Co	3.900	03/15/43	455,890

80

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$150,000		Southern California Gas Co	3.750%	09/15/42	$135,031
200,000		Southern Co	2.375	09/15/15	206,002
100,000		Southern Co	1.950	09/01/16	101,463
108,000	g	Southern Natural Gas Co	5.900	04/01/17	123,066
100,000		Southern Natural Gas Co	8.000	03/01/32	132,641
550,000		Southern Natural Gas Co LLC	4.400	06/15/21	574,544
100,000		Southern Power Co	5.150	09/15/41	101,381
250,000		Southwest Gas Corp	3.875	04/01/22	259,102
250,000		Southwestern Electric Power Co	5.550	01/15/17	276,410
400,000		Southwestern Electric Power Co	6.200	03/15/40	451,886
500,000		Southwestern Public Service Co	4.500	08/15/41	482,419
60,000		Spectra Energy Capital LLC	6.200	04/15/18	69,910
450,000		Spectra Energy Capital LLC	8.000	10/01/19	569,522
600,000		Spectra Energy Capital LLC	3.300	03/15/23	541,310
150,000		System Energy Resources, Inc	4.100	04/01/23	149,061
200,000		Tampa Electric Co	5.400	05/15/21	234,503
100,000		Tampa Electric Co	2.600	09/15/22	92,759
100,000		Tampa Electric Co	4.100	06/15/42	92,237
200,000		TECO Finance, Inc	5.150	03/15/20	221,078
200,000		Tennessee Gas Pipeline Co	7.000	10/15/28	242,894
66,000		Toledo Edison Co	7.250	05/01/20	81,688
300,000		Toledo Edison Co	6.150	05/15/37	343,763
770,000		Total Capital S.A.	3.125	10/02/15	806,121
200,000		Total Capital S.A.	4.450	06/24/20	218,040
100,000		Total Capital S.A.	4.125	01/28/21	106,542
350,000		TransAlta Corp	6.650	05/15/18	396,201
300,000		TransAlta Corp	4.500	11/15/22	286,103
125,000		Transcontinental Gas Pipe Line Co LLC	4.450	08/01/42	113,326
100,000		Union Electric Co	8.450	03/15/39	156,902
100,000		Union Electric Co	3.900	09/15/42	91,099
100,000		United Utilities plc	6.875	08/15/28	112,027
200,000		Virginia Electric and Power Co	1.200	01/15/18	193,839
200,000		Virginia Electric and Power Co	2.750	03/15/23	190,154
350,000		Virginia Electric and Power Co	6.000	05/15/37	421,265
160,000		Virginia Electric and Power Co	4.000	01/15/43	147,314
500,000		Westar Energy, Inc	4.125	03/01/42	474,809
100,000		Westar Energy, Inc	4.100	04/01/43	94,457
450,000		Western Gas Partners LP	4.000	07/01/22	436,812
225,000		Western Massachusetts Electric Co	3.500	09/15/21	227,746
35,000		Williams Cos, Inc	7.875	09/01/21	42,251
175,000		Williams Cos, Inc	3.700	01/15/23	162,590
300,000		Williams Cos, Inc	7.750	06/15/31	350,385
245,000		Williams Partners LP	3.800	02/15/15	255,439
70,000		Williams Partners LP	7.250	02/01/17	81,355
530,000		Williams Partners LP	5.250	03/15/20	569,593
600,000		Williams Partners LP	4.000	11/15/21	588,338
200,000		Williams Partners LP	3.350	08/15/22	183,678
335,000		Williams Partners LP	6.300	04/15/40	351,169
300,000	m	Wisconsin Electric Power Co	1.700	06/15/18	295,934
200,000		Wisconsin Electric Power Co	5.625	05/15/33	231,143
200,000		Wisconsin Electric Power Co	3.650	12/15/42	175,157

81

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Wisconsin Power & Light Co	2.250%	11/15/22	$184,290
200,000	Wisconsin Power & Light Co	6.375	08/15/37	250,133
200,000	Wisconsin Public Service Corp	3.671	12/01/42	177,976
200,000	Xcel Energy, Inc	0.750	05/09/16	196,963
100,000	Xcel Energy, Inc	4.700	05/15/20	110,946
100,000	Xcel Energy, Inc	4.800	09/15/41	99,427
	TOTAL UTILITIES			88,160,177

	TOTAL CORPORATE BONDS			1,026,632,172
	(Cost $1,033,280,888)

GOVERNMENT BONDS - 74.2%

AGENCY SECURITIES - 4.7%
250,000	Federal Agricultural Mortgage Corp (FAMC)	2.375	07/22/15	258,904
3,000,000	Federal Farm Credit Bank (FFCB)	3.875	10/07/13	3,029,859
500,000	FFCB	0.300	07/18/14	500,293
2,600,000	FFCB	3.000	09/22/14	2,687,360
1,600,000	FFCB	1.050	03/28/16	1,616,717
7,740,000	Federal Home Loan Bank (FHLB)	3.625	10/18/13	7,819,645
8,625,000	FHLB	3.125	12/13/13	8,740,566
110,000	FHLB	5.250	06/18/14	115,361
200,000	FHLB	0.400	07/02/14	200,337
7,650,000	FHLB	2.875	06/12/15	8,018,118
1,000,000	FHLB	5.375	05/18/16	1,131,719
95,000	FHLB	4.750	12/16/16	107,309
500,000	FHLB	4.875	05/17/17	568,326
1,000,000	FHLB	0.750	09/08/17	974,970
4,745,000	FHLB	5.000	11/17/17	5,447,635
4,000,000	FHLB	1.625	06/14/19	3,857,568
2,125,000	FHLB	5.500	07/15/36	2,612,666
11,207,000	Federal Home Loan Mortgage Corp (FHLMC)	4.500	01/15/14	11,466,397
1,740,000	FHLMC	2.500	04/23/14	1,772,583
5,000,000	FHLMC	1.000	08/27/14	5,045,595
7,000,000	FHLMC	0.375	08/28/14	7,009,576
5,000,000	FHLMC	2.875	02/09/15	5,202,275
108,000	FHLMC	4.375	07/17/15	116,644
125,000	FHLMC	4.750	11/17/15	137,355
132,000	FHLMC	4.750	01/19/16	145,849
6,213,000	FHLMC	5.250	04/18/16	6,993,843
127,000	FHLMC	5.500	07/18/16	144,984
16,736,000	FHLMC	5.125	10/18/16	19,025,752
9,000,000	FHLMC	2.375	01/13/22	8,745,993
6,120,000	FHLMC	6.250	07/15/32	8,110,383
214,000	Federal National Mortgage Association (FNMA)	2.750	02/05/14	217,327
7,646,000	FNMA	2.750	03/13/14	7,781,762
4,071,000	FNMA	2.500	05/15/14	4,151,830
5,415,000	FNMA	3.000	09/16/14	5,596,679
9,145,000	FNMA	4.625	10/15/14	9,653,928

82

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$14,000,000		FNMA	2.625%	11/20/14	$14,454,398
5,000,000		FNMA	2.250	03/15/16	5,208,150
10,215,000		FNMA	5.000	03/15/16	11,391,840
150,000		FNMA	5.000	05/11/17	171,190
4,340,000		FNMA	5.375	06/12/17	5,023,064
11,000,000	j	FNMA	0.000	10/09/19	9,240,000
5,000,000		FNMA	6.625	11/15/30	6,785,130
2,500,000		FNMA	5.625	07/15/37	3,100,932
450,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	454,080
590,000		PEFCO	2.250	12/15/17	610,422
175,000		PEFCO	1.450	08/15/19	167,017
400,000		PEFCO	2.050	11/15/22	370,427
815,000		Financing Corp	9.400	02/08/18	1,090,025
815,000		Financing Corp	10.350	08/03/18	1,149,220
300,000		Israel Government AID Bond	5.500	04/26/24	364,533
700,000		Tunisia Government AID Bonds	1.686	07/16/19	680,650
		TOTAL AGENCY SECURITIES			209,267,186

FOREIGN GOVERNMENT BONDS - 3.4%
906,000		Brazilian Government International Bond	5.875	01/15/19	1,031,934
2,090,000		Brazilian Government International Bond	4.875	01/22/21	2,231,075
1,300,000		Brazilian Government International Bond	2.625	01/05/23	1,131,000
300,000		Brazilian Government International Bond	8.875	04/15/24	414,000
1,380,000		Brazilian Government International Bond	7.125	01/20/37	1,642,200
1,330,000		Brazilian Government International Bond	5.625	01/07/41	1,323,350
525,000		Canada Government International Bond	2.375	09/10/14	537,757
850,000		Canada Government International Bond	0.875	02/14/17	845,835
345,000		Chile Government International Bond	3.875	08/05/20	362,250
300,000		Chile Government International Bond	2.250	10/30/22	270,000
300,000		Chile Government International Bond	3.625	10/30/42	247,500
850,000		China Development Bank	5.000	10/15/15	915,874
900,000		Colombia Government International Bond	8.250	12/22/14	981,000
450,000		Colombia Government International Bond	7.375	03/18/19	547,200
900,000		Colombia Government International Bond	4.375	07/12/21	937,350
600,000		Colombia Government International Bond	2.625	03/15/23	535,500
1,250,000		Colombia Government International Bond	6.125	01/18/41	1,390,625
500,000		Council of Europe Development Bank	1.000	03/07/18	483,900
300,000		Development Bank of Japan	5.125	02/01/17	338,730
50,000		European Bank for Reconstruction & Development	1.625	09/03/15	51,161
1,500,000		European Bank for Reconstruction & Development	2.500	03/15/16	1,569,025
1,000,000		European Bank for Reconstruction & Development	1.375	10/20/16	1,016,623
1,000,000		European Investment Bank	1.500	05/15/14	1,010,200
4,000,000		European Investment Bank	1.125	04/15/15	4,045,360
5,000,000		European Investment Bank	1.625	09/01/15	5,106,000
5,500,000		European Investment Bank	1.375	10/20/15	5,591,850
4,000,000		European Investment Bank	2.250	03/15/16	4,154,400
2,200,000		European Investment Bank	1.750	03/15/17	2,240,119
1,000,000		European Investment Bank	2.875	09/15/20	1,005,000

83

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,205,000	European Investment Bank	4.875%	02/15/36	$1,350,903
200,000	Export Development Canada	1.500	05/15/14	202,067
545,000	Export Development Canada	2.250	05/28/15	563,252
300,000	Export Development Canada	0.500	09/15/15	299,340
250,000	Export Development Canada	1.250	10/26/16	252,375
500,000	Export Development Canada	0.750	12/15/17	486,785
180,000	Export-Import Bank of Korea	8.125	01/21/14	186,850
250,000	Export-Import Bank of Korea	5.875	01/14/15	265,968
1,090,000	Export-Import Bank of Korea	4.125	09/09/15	1,145,384
300,000	Export-Import Bank of Korea	1.250	11/20/15	296,570
200,000	Export-Import Bank of Korea	1.750	02/27/18	188,450
775,000	Export-Import Bank of Korea	5.125	06/29/20	820,517
300,000	Export-Import Bank of Korea	5.000	04/11/22	317,932
1,590,000	Federative Republic of Brazil	6.000	01/17/17	1,788,750
752,778	Federative Republic of Brazil	8.000	01/15/18	850,639
100,000	Finland Government International Bond	6.950	02/15/26	128,744
750,000	FMS Wertmanagement AoeR	1.000	11/21/17	732,765
500,000	Hydro Quebec	2.000	06/30/16	514,350
800,000	Hydro Quebec	1.375	06/19/17	797,280
270,000	Hydro Quebec	9.400	02/01/21	380,100
200,000	Hydro Quebec	8.500	12/01/29	295,773
1,000,000	Inter-American Development Bank	3.000	04/22/14	1,021,386
1,500,000	Inter-American Development Bank	2.250	07/15/15	1,554,711
3,000,000	Inter-American Development Bank	1.750	08/24/18	3,016,644
1,105,000	Inter-American Development Bank	3.875	09/17/19	1,216,608
200,000	Inter-American Development Bank	3.200	08/07/42	171,056
1,800,000	International Bank for Reconstruction & Development	1.125	08/25/14	1,811,115
3,200,000	International Bank for Reconstruction & Development	2.375	05/26/15	3,321,206
2,100,000	International Bank for Reconstruction & Development	2.125	03/15/16	2,181,222
950,000	International Bank for Reconstruction & Development	1.000	09/15/16	955,914
400,000	International Bank for Reconstruction & Development	7.625	01/19/23	563,452
34,000	International Bank for Reconstruction & Development	4.750	02/15/35	39,085
30,000	International Finance Corp	3.000	04/22/14	30,634
1,700,000	International Finance Corp	2.750	04/20/15	1,770,460
2,750,000	International Finance Corp	1.125	11/23/16	2,774,978
800,000	Israel Government AID Bond	5.500	09/18/23	967,795
400,000	Israel Government International Bond	5.125	03/26/19	449,600
705,000	Israel Government International Bond	4.000	06/30/22	717,337
300,000	Israel Government International Bond	3.150	06/30/23	281,100
300,000	Israel Government International Bond	4.500	01/30/43	270,000
1,000,000	Italian Republic	2.125	09/16/13	1,002,100
500,000	Italian Republic	3.125	01/26/15	512,600
1,200,000	Italian Republic	5.250	09/20/16	1,289,280
574,000	Italian Republic	5.375	06/15/33	575,900
1,500,000	Italy Government International Bond	4.750	01/25/16	1,582,650
430,000	Italy Government International Bond	5.375	06/12/17	467,496
500,000	Japan Bank for International Cooperation	1.875	09/24/15	513,762
1,900,000	Japan Bank for International Cooperation	1.125	07/19/17	1,874,730
600,000	Japan Finance Corp	2.250	07/13/16	624,427
700,000	Japan Finance Organization for Municipalities	5.000	05/16/17	795,928

84

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$600,000	KFW	2.625%	01/25/22	$597,579
600,000	Korea Development Bank	8.000	01/23/14	622,888
475,000	Korea Development Bank	4.375	08/10/15	500,200
235,000	Korea Development Bank	3.250	03/09/16	242,308
400,000	Korea Development Bank	3.500	08/22/17	408,299
300,000	Korea Development Bank	1.500	01/22/18	279,609
200,000	Korea Development Bank	3.000	09/14/22	182,869
1,000,000	Mexico Government International Bond	5.625	01/15/17	1,111,500
1,588,000	Mexico Government International Bond	3.625	03/15/22	1,556,240
1,400,000	Mexico Government International Bond	6.750	09/27/34	1,652,000
1,414,000	Mexico Government International Bond	6.050	01/11/40	1,541,260
1,174,000	Mexico Government International Bond	4.750	03/08/44	1,044,860
150,000	Mexico Government International Bond	5.750	10/12/10	136,875
300,000	North American Development Bank	2.400	10/26/22	276,745
800,000	Panama Government International Bond	5.200	01/30/20	872,800
300,000	Panama Government International Bond	7.125	01/29/26	366,750
692,000	Panama Government International Bond	6.700	01/26/36	804,450
400,000	Panama Government International Bond	4.300	04/29/53	321,000
520,000	Peruvian Government International Bond	7.125	03/30/19	629,200
925,000	Peruvian Government International Bond	7.350	07/21/25	1,184,000
600,000	Peruvian Government International Bond	6.550	03/14/37	708,000
500,000	Peruvian Government International Bond	5.625	11/18/50	515,000
1,250,000	Philippine Government International Bond	8.875	03/17/15	1,393,750
2,750,000	Philippine Government International Bond	5.000	01/13/37	2,932,188
380,000	Poland Government International Bond	3.875	07/16/15	397,339
1,985,000	Poland Government International Bond	6.375	07/15/19	2,315,125
67,000	Poland Government International Bond	5.125	04/21/21	72,863
390,000	Poland Government International Bond	5.000	03/23/22	419,250
490,000	Poland Government International Bond	3.000	03/17/23	442,225
1,055,000	Province of British Columbia Canada	2.850	06/15/15	1,102,791
400,000	Province of British Columbia Canada	1.200	04/25/17	402,529
200,000	Province of British Columbia Canada	2.650	09/22/21	199,106
800,000	Province of British Columbia Canada	2.000	10/23/22	735,520
500,000	Province of Manitoba Canada	4.900	12/06/16	563,285
500,000	Province of Manitoba Canada	1.125	06/01/18	485,062
500,000	Province of Manitoba Canada	1.750	05/30/19	488,894
200,000	Province of New Brunswick Canada	5.200	02/21/17	227,580
200,000	Province of New Brunswick Canada	2.750	06/15/18	207,998
255,000	Province of Nova Scotia Canada	2.375	07/21/15	263,339
50,000	Province of Nova Scotia Canada	5.125	01/26/17	56,635
200,000	Province of Nova Scotia Canada	8.250	07/30/22	271,850
2,200,000	Province of Ontario Canada	2.950	02/05/15	2,283,345
600,000	Province of Ontario Canada	0.950	05/26/15	603,821
2,690,000	Province of Ontario Canada	2.700	06/16/15	2,796,734
1,000,000	Province of Ontario Canada	2.300	05/10/16	1,037,000
300,000	Province of Ontario Canada	1.600	09/21/16	304,403
1,300,000	Province of Ontario Canada	1.100	10/25/17	1,268,280
1,000,000	Province of Ontario Canada	1.650	09/27/19	955,300
230,000	Province of Ontario Canada	4.400	04/14/20	255,025
800,000	Province of Ontario Canada	2.450	06/29/22	753,555

85

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$40,000		Province of Quebec Canada	4.875%	05/05/14	$41,504
385,000		Province of Quebec Canada	5.125	11/14/16	435,743
1,135,000		Province of Quebec Canada	4.625	05/14/18	1,278,124
1,120,000		Province of Quebec Canada	3.500	07/29/20	1,178,352
500,000		Province of Quebec Canada	2.625	02/13/23	468,950
200,000		Province of Quebec Canada	7.125	02/09/24	260,050
201,000		Province of Quebec Canada	7.500	09/15/29	276,103
100,000		Province of Saskatchewan Canada	8.500	07/15/22	139,302
200,000		Region of Lombardy Italy	5.804	10/25/32	190,724
475,000		Republic of Korea	5.750	04/16/14	491,880
700,000		Republic of Korea	7.125	04/16/19	850,933
2,500,000		Republic of Philippines	4.000	01/15/21	2,643,750
800,000		Republic of Turkey	7.500	07/14/17	918,000
300,000		South Africa Government International Bond	6.500	06/02/14	312,450
1,010,000		South Africa Government International Bond	6.875	05/27/19	1,143,825
225,000		South Africa Government International Bond	5.500	03/09/20	237,094
500,000		South Africa Government International Bond	4.665	01/17/24	477,500
300,000		South Africa Government International Bond	6.250	03/08/41	321,000
625,000		Svensk Exportkredit AB	5.125	03/01/17	710,625
425,000		Svensk Exportkredit AB	1.125	04/05/18	413,067
4,000,000		Turkey Government International Bond	6.750	04/03/18	4,490,000
3,500,000		Turkey Government International Bond	3.250	03/23/23	3,053,750
3,250,000		Turkey Government International Bond	4.875	04/16/43	2,795,000
1,480,000		United Mexican States	5.950	03/19/19	1,693,860
868,000		United Mexican States	5.125	01/15/20	953,932
261,630		Uruguay Government International Bond	8.000	11/18/22	330,046
300,000		Uruguay Government International Bond	7.625	03/21/36	378,750
500,000		Uruguay Government International Bond	4.125	11/20/45	407,500
		TOTAL FOREIGN GOVERNMENT BONDS			151,855,826

MORTGAGE BACKED - 29.1%
151,991	i	Federal Home Loan Mortgage Corp (FHLMC)	4.972	04/01/35	163,584
12,073	i	FHLMC	2.322	10/01/35	12,755
167,694	i	FHLMC	2.439	02/01/36	178,775
86,651	i	FHLMC	2.701	07/01/36	92,390
284,079	i	FHLMC	2.399	09/01/36	303,373
202,102	i	FHLMC	2.545	09/01/36	214,137
186,443	i	FHLMC	2.598	09/01/36	199,055
118,677	i	FHLMC	5.768	01/01/37	126,290
21,808	i	FHLMC	5.625	02/01/37	23,554
17,096	i	FHLMC	5.831	02/01/37	18,058
456,108	i	FHLMC	2.734	03/01/37	486,480
37,554	i	FHLMC	5.220	03/01/37	40,320
404,195	i	FHLMC	5.673	04/01/37	429,074
276,266	i	FHLMC	6.021	04/01/37	298,934
52,627	i	FHLMC	2.908	05/01/37	56,365
30,179	i	FHLMC	6.081	05/01/37	32,428
55,818	i	FHLMC	2.593	06/01/37	59,715
292,845	i	FHLMC	5.166	06/01/37	313,025
247,464	i	FHLMC	3.034	08/01/37	261,861
264,056	i	FHLMC	1.828	09/01/37	275,934
138,612	i	FHLMC	2.009	09/01/37	147,696

86

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,229	i	FHLMC	6.161%	09/01/37	$4,514
48,655	i	FHLMC	5.330	02/01/38	52,270
255,092	i	FHLMC	2.571	04/01/38	272,896
296,786	i	FHLMC	4.851	04/01/38	316,296
139,278	i	FHLMC	4.822	06/01/38	149,627
23,858	i	FHLMC	4.680	07/01/38	25,384
67,637		FHLMC	5.000	10/01/39	72,194
120,987	i	FHLMC	3.574	06/01/40	127,758
468,081	i	FHLMC	3.382	07/01/40	489,638
466,140	i	FHLMC	2.946	01/01/41	483,865
63,835	i	FHLMC	2.544	05/01/41	65,478
1,523,106	i	FHLMC	3.430	08/01/41	1,605,937
615,934	i	FHLMC	2.904	09/01/41	640,277
135,143	i	FHLMC	3.115	10/01/41	138,223
19,344		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	07/01/14	20,417
5,194		FGLMC	7.500	01/01/16	5,265
48		FGLMC	7.500	05/01/16	50
59		FGLMC	7.500	06/01/16	62
20,594		FGLMC	5.500	05/01/17	22,000
42,209		FGLMC	5.500	06/01/17	45,112
26,316		FGLMC	5.000	12/01/17	27,807
20,300		FGLMC	5.500	12/01/17	21,539
33,014		FGLMC	5.000	03/01/18	34,886
105,325		FGLMC	5.000	04/01/18	111,297
93,504		FGLMC	4.500	06/01/18	98,160
252,311		FGLMC	4.500	09/01/18	264,928
151,914		FGLMC	4.000	11/01/18	159,224
276,016		FGLMC	4.500	01/01/19	294,664
34,162		FGLMC	4.000	05/01/19	35,855
285,673		FGLMC	4.500	05/01/19	300,519
625,736		FGLMC	4.500	06/01/19	658,255
176,467		FGLMC	4.000	10/01/19	185,213
67,895		FGLMC	5.500	11/01/19	73,228
478,629		FGLMC	4.500	12/01/19	503,503
89,889		FGLMC	4.500	01/01/20	94,560
2,137,480		FGLMC	4.500	02/01/20	2,243,258
42,191		FGLMC	4.500	02/01/20	44,914
439,918		FGLMC	5.000	05/01/20	469,154
444,809		FGLMC	5.000	05/01/20	469,870
37,109		FGLMC	4.500	07/01/20	39,501
434,705		FGLMC	5.000	07/01/20	459,463
6,427		FGLMC	7.000	10/01/20	7,020
36,240		FGLMC	5.000	12/01/20	38,394
1,488,018		FGLMC	4.000	05/01/21	1,561,775
451,794		FGLMC	4.500	06/01/21	475,959
806,913		FGLMC	4.500	06/01/21	850,071
381,113		FGLMC	5.000	07/01/21	408,276
52,558		FGLMC	5.500	07/01/21	56,905
5,328,094		FGLMC	3.000	12/01/21	5,528,541
33,829		FGLMC	5.000	10/01/22	36,230
29,630		FGLMC	6.000	11/01/22	32,413
257,556		FGLMC	5.000	04/01/23	275,836

87

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$376,155	FGLMC	4.500%	05/01/23	$395,242
17,804	FGLMC	4.500	05/01/23	18,707
202,215	FGLMC	5.000	05/01/23	215,802
371,194	FGLMC	5.500	05/01/23	401,884
54,529	FGLMC	5.000	10/01/23	58,400
38,681	FGLMC	5.500	10/01/23	41,950
43,269	FGLMC	5.000	11/01/23	46,193
90,847	FGLMC	5.000	03/01/24	96,957
23,742	FGLMC	4.500	04/01/24	24,998
9,852	FGLMC	4.500	05/01/24	10,380
69,302	FGLMC	4.500	06/01/24	72,967
333,365	FGLMC	4.000	07/01/24	349,411
605,706	FGLMC	4.000	07/01/24	634,860
161,939	FGLMC	5.500	07/01/24	174,658
625,885	FGLMC	4.000	08/01/24	656,011
43,244	FGLMC	4.500	09/01/24	45,531
20,750	FGLMC	4.500	09/01/24	21,847
104,643	FGLMC	4.500	09/01/24	110,177
22,239	FGLMC	5.500	09/01/24	24,172
772,424	FGLMC	4.000	10/01/24	809,603
24,858	FGLMC	4.500	10/01/24	26,172
61,319	FGLMC	4.500	10/01/24	65,884
32,436	FGLMC	4.500	11/01/24	34,151
66,107	FGLMC	4.500	12/01/24	69,603
251,178	FGLMC	5.500	12/01/24	271,946
46,142	FGLMC	4.500	02/01/25	48,626
1,037,050	FGLMC	4.000	03/01/25	1,087,943
29,532	FGLMC	4.500	06/01/25	31,094
58,533	FGLMC	4.500	07/01/25	61,685
990,885	FGLMC	3.500	10/01/25	1,029,568
598,670	FGLMC	4.000	10/01/25	627,486
1,710,117	FGLMC	3.500	11/01/25	1,776,877
987,587	FGLMC	3.500	11/01/25	1,026,141
460,592	FGLMC	3.500	12/01/25	478,573
306,184	FGLMC	3.000	01/01/26	314,949
3,222,224	FGLMC	3.500	01/01/26	3,347,960
296,134	FGLMC	4.000	04/01/26	311,109
599,666	FGLMC	4.000	05/01/26	629,991
157,363	FGLMC	5.500	07/01/26	170,559
1,994,577	FGLMC	4.000	08/01/26	2,095,441
11,094	FGLMC	6.000	08/01/26	12,063
488,867	FGLMC	3.000	09/01/26	502,861
1,253,914	FGLMC	3.000	10/01/26	1,289,807
1,930,385	FGLMC	3.500	10/01/26	2,005,711
69,510	FGLMC	5.000	10/01/26	75,198
20,773	FGLMC	5.500	10/01/26	22,450
7,286,391	FGLMC	3.000	02/01/27	7,523,017
3,726,926	FGLMC	2.500	05/01/27	3,753,146
3,715,528	FGLMC	2.500	11/01/27	3,741,668
242,167	FGLMC	6.000	12/01/27	263,094
2,883,714	FGLMC	2.500	01/01/28	2,904,002
7,366,202	FGLMC	2.500	03/01/28	7,412,435

88

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$324,224		FGLMC	5.000%	03/01/28	$346,010
3,979,817		FGLMC	2.500	05/01/28	4,004,796
34,088		FGLMC	5.500	05/01/28	36,725
10,000,000	h	FGLMC	2.500	07/01/28	10,062,764
230		FGLMC	6.500	10/01/28	247
300,634		FGLMC	5.500	01/01/29	323,870
6,416		FGLMC	6.500	01/01/29	7,122
50,015		FGLMC	4.000	02/01/29	52,454
1,775		FGLMC	6.500	03/01/29	2,039
178,343		FGLMC	4.500	04/01/29	188,745
17,617		FGLMC	6.500	07/01/29	18,495
69,015		FGLMC	5.000	12/01/29	73,728
100,934		FGLMC	4.000	08/01/30	105,928
591,351		FGLMC	4.500	01/01/31	626,125
862		FGLMC	8.000	01/01/31	998
603,381		FGLMC	4.000	03/01/31	633,523
76,522		FGLMC	4.000	05/01/31	80,355
635,566		FGLMC	4.500	05/01/31	686,598
246,456		FGLMC	4.000	06/01/31	257,290
761,834		FGLMC	4.000	08/01/31	800,041
688,770		FGLMC	4.000	09/01/31	723,350
11,300		FGLMC	6.500	09/01/31	12,891
20,282		FGLMC	8.000	09/01/31	23,635
320,721		FGLMC	3.500	11/01/31	330,362
126,186		FGLMC	7.000	12/01/31	146,750
56,333		FGLMC	6.500	01/01/32	62,421
132,568		FGLMC	6.000	02/01/32	147,857
4,179,814		FGLMC	3.000	03/01/32	4,235,251
50,548		FGLMC	7.000	04/01/32	58,786
44,667		FGLMC	6.500	05/01/32	50,568
3,316,099		FGLMC	3.500	09/01/32	3,428,929
46,448		FGLMC	5.500	11/01/32	50,413
52,302		FGLMC	6.000	02/01/33	58,363
192,436		FGLMC	5.000	03/01/33	206,688
258,406		FGLMC	6.000	03/01/33	288,314
12,913		FGLMC	6.000	03/01/33	14,410
107,426		FGLMC	6.000	03/01/33	119,876
78,715		FGLMC	5.000	04/01/33	84,545
21,478		FGLMC	6.000	04/01/33	23,955
1,473,265		FGLMC	5.000	06/01/33	1,582,863
459,033		FGLMC	5.500	06/01/33	497,466
169,721		FGLMC	4.500	07/01/33	179,253
252,154		FGLMC	5.000	08/01/33	276,448
22,811		FGLMC	5.000	08/01/33	24,500
52,726		FGLMC	6.500	08/01/33	59,980
482,787		FGLMC	5.000	09/01/33	530,981
95,910		FGLMC	5.500	09/01/33	103,940
224,752		FGLMC	5.500	09/01/33	249,238
172,974		FGLMC	5.500	09/01/33	191,818
234,305		FGLMC	5.500	09/01/33	259,941
90,830		FGLMC	4.000	10/01/33	94,971
41,834		FGLMC	5.000	10/01/33	44,932

89

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$319,539	FGLMC	5.500%	10/01/33	$354,364
344,233	FGLMC	5.500	12/01/33	373,624
92,056	FGLMC	5.500	12/01/33	99,763
952,321	FGLMC	7.000	12/01/33	1,107,517
889,623	FGLMC	5.000	01/01/34	955,511
22,604	FGLMC	5.500	02/01/34	24,497
115,224	FGLMC	5.000	03/01/34	123,490
145,694	FGLMC	5.500	03/01/34	156,666
284,845	FGLMC	5.000	05/01/34	305,279
137,010	FGLMC	4.500	06/01/34	144,604
356,766	FGLMC	5.000	06/01/34	382,358
90,138	FGLMC	5.500	06/01/34	97,604
65,599	FGLMC	6.000	06/01/34	73,165
193,754	FGLMC	6.000	09/01/34	213,124
27,016	FGLMC	5.000	11/01/34	28,909
1,325,689	FGLMC	5.500	11/01/34	1,435,494
779,618	FGLMC	5.000	12/01/34	835,543
62,366	FGLMC	5.500	12/01/34	67,081
145,521	FGLMC	5.500	12/01/34	157,704
67,234	FGLMC	5.500	01/01/35	72,802
9,338	FGLMC	5.500	01/01/35	10,112
16,026	FGLMC	5.500	01/01/35	17,353
399,144	FGLMC	4.500	04/01/35	421,267
54,711	FGLMC	6.000	05/01/35	59,958
396,450	FGLMC	6.000	05/01/35	434,777
377,438	FGLMC	7.000	05/01/35	438,948
93,692	FGLMC	5.500	06/01/35	101,452
56,122	FGLMC	5.500	06/01/35	60,771
47,770	FGLMC	5.000	07/01/35	51,084
1,657,712	FGLMC	5.000	07/01/35	1,772,717
81,440	FGLMC	6.000	07/01/35	89,250
74,532	FGLMC	5.000	08/01/35	79,703
46,710	FGLMC	5.500	08/01/35	50,518
102,827	FGLMC	6.000	08/01/35	111,377
34,818	FGLMC	4.500	09/01/35	36,702
258,328	FGLMC	5.000	10/01/35	276,250
323,270	FGLMC	5.000	10/01/35	353,963
42,998	FGLMC	5.000	10/01/35	45,981
1,203,266	FGLMC	5.500	10/01/35	1,304,011
42,033	FGLMC	5.000	12/01/35	44,949
197,274	FGLMC	5.000	12/01/35	210,960
100,981	FGLMC	6.000	01/01/36	109,672
82,079	FGLMC	5.000	02/01/36	87,773
37,640	FGLMC	5.000	02/01/36	40,251
45,862	FGLMC	6.000	02/01/36	50,259
510,453	FGLMC	5.500	04/01/36	553,178
57,049	FGLMC	5.500	05/01/36	61,774
8,440	FGLMC	6.500	05/01/36	9,439
1,738,489	FGLMC	6.000	06/01/36	1,883,040
333,364	FGLMC	5.000	07/01/36	355,408
315,481	FGLMC	6.000	07/01/36	347,019
56,773	FGLMC	6.000	08/01/36	61,659

90

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$48,908	FGLMC	6.000%	09/01/36	$53,423
1,980,300	FGLMC	5.500	10/01/36	2,129,108
1,343,136	FGLMC	5.500	10/01/36	1,446,707
148,058	FGLMC	6.500	10/01/36	166,380
82,443	FGLMC	5.500	11/01/36	88,801
195,302	FGLMC	6.000	11/01/36	212,111
926,317	FGLMC	6.000	12/01/36	1,006,044
1,697,249	FGLMC	5.500	03/01/37	1,828,127
516,953	FGLMC	6.000	03/01/37	561,446
106,465	FGLMC	6.500	03/01/37	118,130
611,595	FGLMC	5.500	04/01/37	657,037
73,447	FGLMC	5.000	05/01/37	78,303
49,607	FGLMC	5.000	06/01/37	52,887
311,038	FGLMC	5.500	06/01/37	334,149
1,110,326	FGLMC	6.000	07/01/37	1,204,342
320,076	FGLMC	6.000	08/01/37	350,686
128,262	FGLMC	6.000	09/01/37	140,458
1,476,613	FGLMC	5.500	10/01/37	1,600,245
54,669	FGLMC	6.000	11/01/37	59,298
446,746	FGLMC	6.500	11/01/37	502,383
191,395	FGLMC	6.000	01/01/38	207,601
719,625	FGLMC	6.000	02/01/38	780,558
78,565	FGLMC	6.000	02/01/38	85,176
726,969	FGLMC	5.000	03/01/38	775,035
2,424,723	FGLMC	5.000	03/01/38	2,589,497
72,253	FGLMC	5.000	04/01/38	79,877
782,149	FGLMC	5.000	04/01/38	853,051
1,247,585	FGLMC	5.500	04/01/38	1,348,027
299,659	FGLMC	5.500	05/01/38	321,924
34,262	FGLMC	5.500	06/01/38	36,808
86,809	FGLMC	6.000	07/01/38	94,114
128,175	FGLMC	5.500	08/01/38	138,495
1,200,154	FGLMC	5.500	08/01/38	1,292,237
128,510	FGLMC	5.000	09/01/38	137,007
575,440	FGLMC	5.500	09/01/38	621,268
1,802,430	FGLMC	5.500	09/01/38	1,937,876
24,091	FGLMC	5.500	10/01/38	25,881
705,386	FGLMC	6.000	11/01/38	764,745
4,314,360	FGLMC	5.500	01/01/39	4,634,926
3,033,820	FGLMC	4.500	02/01/39	3,192,412
1,783,276	FGLMC	5.000	02/01/39	1,901,182
131,874	FGLMC	5.500	02/01/39	141,672
20,343	FGLMC	4.500	03/01/39	21,419
552,163	FGLMC	5.000	03/01/39	602,338
106,907	FGLMC	6.000	03/01/39	115,903
3,370,133	FGLMC	4.500	04/01/39	3,611,812
72,950	FGLMC	4.500	04/01/39	76,853
1,056,055	FGLMC	4.000	05/01/39	1,098,418
645,368	FGLMC	4.500	05/01/39	679,495
28,051	FGLMC	4.500	05/01/39	29,534
2,027,535	FGLMC	4.500	05/01/39	2,134,752
377,872	FGLMC	4.500	05/01/39	401,675
91

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$561,283	FGLMC	5.000%	05/01/39	$598,398
1,344,088	FGLMC	4.000	06/01/39	1,398,005
310,943	FGLMC	4.500	06/01/39	327,386
6,732,984	FGLMC	4.500	06/01/39	7,089,025
138,132	FGLMC	5.000	06/01/39	150,954
56,750	FGLMC	5.500	06/01/39	60,966
1,391,034	FGLMC	4.000	07/01/39	1,446,834
60,210	FGLMC	4.500	07/01/39	63,394
125,396	FGLMC	4.500	07/01/39	132,027
745,881	FGLMC	4.500	07/01/39	785,323
442,177	FGLMC	5.000	07/01/39	471,967
939,449	FGLMC	5.500	07/01/39	1,009,252
56,896	FGLMC	4.500	08/01/39	59,905
163,013	FGLMC	5.000	08/01/39	173,995
681,051	FGLMC	4.000	09/01/39	708,315
4,815,031	FGLMC	5.000	09/01/39	5,133,389
1,106,880	FGLMC	5.000	09/01/39	1,213,469
34,118	FGLMC	5.500	09/01/39	37,295
2,551,891	FGLMC	6.500	09/01/39	2,809,551
189,349	FGLMC	4.500	10/01/39	205,750
492,399	FGLMC	4.500	10/01/39	518,437
144,076	FGLMC	4.500	10/01/39	156,480
79,278	FGLMC	4.000	11/01/39	82,458
373,396	FGLMC	4.500	11/01/39	393,141
40,035	FGLMC	5.000	11/01/39	42,733
125,571	FGLMC	5.000	11/01/39	134,031
289,957	FGLMC	4.500	12/01/39	305,290
669,356	FGLMC	4.500	12/01/39	704,752
395,465	FGLMC	4.500	12/01/39	424,701
1,176,435	FGLMC	4.500	12/01/39	1,265,221
758,106	FGLMC	5.500	12/01/39	814,435
730,408	FGLMC	4.500	01/01/40	769,032
52,143	FGLMC	5.000	01/01/40	57,161
150,398	FGLMC	5.500	01/01/40	161,572
305,781	FGLMC	5.500	03/01/40	328,501
103,395	FGLMC	4.500	04/01/40	111,477
503,268	FGLMC	4.500	04/01/40	530,400
800,498	FGLMC	5.000	04/01/40	869,888
337,825	FGLMC	5.000	04/01/40	363,799
3,879,286	FGLMC	6.000	04/01/40	4,207,763
8,399,603	FGLMC	4.500	05/01/40	8,843,775
4,894,790	FGLMC	5.000	05/01/40	5,336,984
17,887	FGLMC	4.500	06/01/40	18,851
2,534,749	FGLMC	5.500	06/01/40	2,725,224
4,032,716	FGLMC	4.500	07/01/40	4,250,129
78,861	FGLMC	4.500	08/01/40	83,112
844,037	FGLMC	5.000	08/01/40	901,137
190,550	FGLMC	5.000	08/01/40	205,201
1,913,329	FGLMC	5.000	08/01/40	2,066,525
1,038,063	FGLMC	4.000	09/01/40	1,080,103
8,771,898	FGLMC	4.000	11/01/40	9,198,155
5,070,870	FGLMC	4.000	12/01/40	5,317,727
92

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,461,224		FGLMC	3.500%	01/01/41	$1,482,141
1,138,915		FGLMC	3.500	01/01/41	1,155,218
967,582		FGLMC	4.000	01/01/41	1,006,768
848,998		FGLMC	3.500	02/01/41	861,151
3,920,350		FGLMC	4.000	02/01/41	4,079,120
1,376,587		FGLMC	4.000	02/01/41	1,432,268
5,543,357		FGLMC	4.000	04/01/41	5,780,271
1,280,037		FGLMC	4.500	04/01/41	1,351,694
326,813		FGLMC	5.000	04/01/41	352,407
1,247,158		FGLMC	4.500	05/01/41	1,316,974
1,645,643		FGLMC	4.500	06/01/41	1,737,767
2,935,130		FGLMC	3.500	10/01/41	2,977,146
3,005,163		FGLMC	5.000	10/01/41	3,265,832
3,436,817		FGLMC	3.500	11/01/41	3,487,898
2,003,553		FGLMC	4.500	12/01/41	2,115,713
11,609,259		FGLMC	3.500	01/01/42	11,775,441
3,443,371		FGLMC	3.500	02/01/42	3,492,662
4,155,379		FGLMC	3.500	04/01/42	4,214,861
8,011,284		FGLMC	4.000	05/01/42	8,403,482
1,191,547		FGLMC	3.000	08/01/42	1,163,211
7,186,457		FGLMC	3.000	10/01/42	7,015,560
4,835,091		FGLMC	3.000	10/01/42	4,720,110
2,402,451		FGLMC	3.500	12/01/42	2,436,842
5,646,490		FGLMC	2.500	01/01/43	5,225,217
13,188,626	h	FGLMC	3.000	01/01/43	12,874,994
14,916,741		FGLMC	3.000	04/01/43	14,562,015
7,987,864	h	FGLMC	3.500	05/01/43	8,106,217
530,929		Federal National Mortgage Association (FNMA)	4.440	07/01/13	530,868
19		FNMA	6.000	09/01/13	19
317,862		FNMA	4.770	10/01/13	319,932
55		FNMA	6.500	12/01/13	55
101,670		FNMA	4.854	02/01/14	102,346
670,663		FNMA	4.640	11/01/14	693,448
18,093		FNMA	6.000	04/01/16	18,318
45,150		FNMA	5.500	09/01/16	47,630
3,518		FNMA	6.500	10/01/16	3,682
34,613		FNMA	6.500	11/01/16	36,610
20,855		FNMA	6.500	04/01/17	22,349
17,990		FNMA	6.000	05/01/17	19,237
83,424		FNMA	5.000	09/01/17	89,261
15,596		FNMA	6.000	11/01/17	16,486
13,112		FNMA	5.000	12/01/17	13,994
178,170		FNMA	5.000	12/01/17	190,224
1,021,488		FNMA	5.000	12/01/17	1,090,378
1,471,389		FNMA	5.000	01/01/18	1,574,150
1,311,496		FNMA	4.500	02/01/18	1,392,795
199,360		FNMA	4.500	04/01/18	211,848
38,400		FNMA	5.000	04/01/18	40,991
311,104		FNMA	5.500	04/01/18	329,613
29,278		FNMA	5.500	04/01/18	31,026
19,973		FNMA	5.500	05/01/18	21,092
485,440		FNMA	4.500	06/01/18	514,747
93

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$645,661	FNMA	4.000%	08/01/18	$682,150
53,245	FNMA	4.000	08/01/18	56,275
163,143	FNMA	4.500	09/01/18	173,357
111,174	FNMA	4.500	10/01/18	118,207
311,385	FNMA	5.000	11/01/18	332,439
6,643	FNMA	5.000	01/01/19	7,093
16,361	FNMA	6.000	01/01/19	17,770
38,037	FNMA	4.500	05/01/19	40,424
16,127	FNMA	4.500	06/01/19	17,136
90,616	FNMA	4.500	06/01/19	96,276
104,378	FNMA	5.000	07/01/19	111,443
439,446	FNMA	5.000	10/01/19	468,968
63,621	FNMA	4.500	11/01/19	67,596
55,037	FNMA	4.500	12/01/19	58,497
66,263	FNMA	5.000	03/01/20	70,771
20,353	FNMA	5.000	04/01/20	21,735
43,150	FNMA	4.500	06/01/20	45,843
30,744	FNMA	4.500	09/01/20	32,662
29,646	FNMA	4.500	10/01/20	31,488
45,834	FNMA	4.500	11/01/20	48,703
92,382	FNMA	5.000	12/01/20	98,442
279,348	FNMA	5.500	01/01/21	295,031
2,607,826	FNMA	5.500	01/01/21	2,762,659
106,286	FNMA	5.000	03/01/21	113,475
722,797	FNMA	6.000	04/01/21	774,357
78,614	FNMA	5.500	08/01/21	84,712
22,336	FNMA	6.000	08/01/21	24,819
14,709	FNMA	5.000	10/01/21	15,703
37,192	FNMA	5.000	11/01/21	39,720
17,174	FNMA	5.500	11/01/21	18,533
43,215	FNMA	5.500	10/01/22	46,637
21,700	FNMA	6.000	10/01/22	24,303
13,781	FNMA	5.000	03/01/23	14,768
34,330	FNMA	4.500	04/01/23	36,470
359,429	FNMA	4.500	06/01/23	381,821
29,757	FNMA	5.000	06/01/23	31,899
33,361	FNMA	5.500	06/01/23	36,199
2,497,814	FNMA	5.000	07/01/23	2,679,397
97,120	FNMA	5.000	07/01/23	103,499
347,329	FNMA	5.000	07/01/23	372,457
43,950	FNMA	5.500	08/01/23	47,440
60,240	FNMA	5.000	11/01/23	65,320
21,955	FNMA	5.500	11/01/23	23,695
848,134	FNMA	5.500	01/01/24	914,423
55,385	FNMA	5.500	02/01/24	60,568
307,372	FNMA	4.000	03/01/24	324,772
22,099	FNMA	4.500	04/01/24	23,442
1,334,250	FNMA	4.000	05/01/24	1,409,756
371,945	FNMA	4.000	05/01/24	391,972
28,372	FNMA	4.000	06/01/24	29,974
34,786	FNMA	4.500	07/01/24	37,731
31,390	FNMA	5.500	07/01/24	34,339
94

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$530	FNMA	8.000%	07/01/24	$624
185,790	FNMA	4.500	08/01/24	197,113
163,900	FNMA	4.000	09/01/24	173,250
687,829	FNMA	4.000	09/01/24	727,308
84,106	FNMA	4.500	09/01/24	89,223
1,488,022	FNMA	4.500	10/01/24	1,579,065
78,925	FNMA	5.000	01/01/25	85,296
153,641	FNMA	4.500	02/01/25	162,892
25,063	FNMA	4.500	03/01/25	26,580
1,025,986	FNMA	4.500	03/01/25	1,088,181
344,113	FNMA	5.000	03/01/25	373,316
879,995	FNMA	4.500	04/01/25	933,103
341,387	FNMA	4.500	04/01/25	362,074
3,886,031	FNMA	4.000	05/01/25	4,095,816
1,106,566	FNMA	4.000	06/01/25	1,166,381
1,057,468	FNMA	4.500	06/01/25	1,121,733
373,972	FNMA	4.000	08/01/25	394,168
157,835	FNMA	5.500	08/01/25	172,617
1,903,496	FNMA	3.500	09/01/25	1,985,878
1,874,238	FNMA	4.000	09/01/25	1,980,192
2,018,005	FNMA	3.500	10/01/25	2,105,322
2,402,798	FNMA	3.500	10/01/25	2,506,355
734,640	FNMA	5.000	10/01/25	798,789
1,337,382	FNMA	4.000	11/01/25	1,410,315
1,877,963	FNMA	3.500	12/01/25	1,957,513
1,220,571	FNMA	3.500	02/01/26	1,272,311
422,598	FNMA	4.000	03/01/26	445,598
1,204,647	FNMA	4.000	06/01/26	1,270,424
1,077,027	FNMA	3.500	08/01/26	1,122,296
834,069	FNMA	3.500	09/01/26	869,228
511,981	FNMA	4.000	09/01/26	539,721
1,314,057	FNMA	3.500	10/01/26	1,369,715
31,276	FNMA	6.000	10/01/26	34,208
1,729,167	FNMA	3.000	11/01/26	1,780,568
1,407,365	FNMA	3.000	12/01/26	1,449,247
3,778,123	FNMA	3.000	01/01/27	3,890,743
2,735,605	FNMA	3.000	04/01/27	2,817,177
4,395,429	FNMA	3.000	04/01/27	4,526,780
1,834,560	FNMA	3.500	05/01/27	1,912,989
1,639,516	FNMA	2.500	06/01/27	1,651,705
4,450,879	FNMA	3.000	06/01/27	4,584,251
1,882,946	FNMA	2.500	07/01/27	1,896,949
272,510	FNMA	6.000	08/01/27	298,613
3,686,133	FNMA	2.500	09/01/27	3,712,148
93,206	FNMA	5.500	09/01/27	101,895
6,410,767	FNMA	2.500	10/01/27	6,456,012
12,229	FNMA	5.500	01/01/28	13,310
10,717,856	FNMA	2.500	02/01/28	10,793,498
11,694	FNMA	5.000	02/01/28	12,642
11,751,473	FNMA	2.500	04/01/28	11,834,410
507,470	FNMA	5.000	05/01/28	545,825
65,385	FNMA	5.500	06/01/28	71,021
95

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$10,293		FNMA	5.500%	11/01/28	$11,153
43		FNMA	7.500	01/01/29	51
75,597		FNMA	4.000	03/01/29	79,192
305,767		FNMA	4.500	04/01/29	325,778
476		FNMA	6.500	04/01/29	500
189,734		FNMA	4.000	05/01/29	198,709
110,959		FNMA	4.500	06/01/29	118,194
35,141		FNMA	4.000	07/01/29	36,817
249		FNMA	7.500	07/01/29	250
3,598		FNMA	7.500	07/01/29	3,750
688,573		FNMA	4.500	08/01/29	729,795
114,206		FNMA	4.500	09/01/29	121,055
77,100		FNMA	4.500	11/01/29	83,455
33,625		FNMA	4.500	01/01/30	35,632
90,890		FNMA	4.000	03/01/30	95,210
39,916		FNMA	4.500	05/01/30	42,302
54,205		FNMA	4.500	06/01/30	57,421
482,740		FNMA	4.500	08/01/30	511,366
97,245		FNMA	4.000	09/01/30	101,401
550,385		FNMA	4.000	10/01/30	574,050
5,528,714	h	FNMA	4.000	11/01/30	5,765,924
779,148		FNMA	4.000	11/01/30	812,538
213,035		FNMA	4.500	12/01/30	225,757
234,452		FNMA	3.500	02/01/31	238,377
297,090		FNMA	4.000	02/01/31	309,885
289		FNMA	7.500	02/01/31	307
1,959		FNMA	7.500	03/01/31	2,332
659,972		FNMA	3.500	04/01/31	680,906
89,174		FNMA	4.000	04/01/31	93,023
10,363		FNMA	6.000	05/01/31	11,413
1,372		FNMA	7.500	05/01/31	1,500
491,795		FNMA	4.500	07/01/31	528,626
2,443,002		FNMA	4.500	07/01/31	2,647,945
2,886,867		FNMA	4.000	08/01/31	3,014,816
199,333		FNMA	4.000	09/01/31	208,133
794		FNMA	6.500	09/01/31	887
87,951		FNMA	6.000	11/01/31	96,862
10,620		FNMA	6.500	11/01/31	11,732
4,405,543		FNMA	3.500	01/01/32	4,541,478
26,911		FNMA	6.000	01/01/32	29,243
33,766		FNMA	6.000	01/01/32	37,187
1,750,991		FNMA	3.500	02/01/32	1,805,187
25,111		FNMA	6.000	02/01/32	27,655
77,272		FNMA	6.500	04/01/32	86,505
186,101		FNMA	6.500	07/01/32	208,343
20,908		FNMA	6.500	08/01/32	24,067
1,601,250		FNMA	3.000	09/01/32	1,617,781
286,544		FNMA	6.000	09/01/32	315,575
34,613		FNMA	7.500	09/01/32	39,715
4,685,432		FNMA	3.000	10/01/32	4,733,860
105,581		FNMA	5.500	10/01/32	115,703
45,129		FNMA	6.000	10/01/32	49,119
96

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$45,624	FNMA	6.000%	11/01/32	$50,260
56,774	FNMA	5.500	12/01/32	62,217
8,831	FNMA	5.500	12/01/32	9,678
100,643	FNMA	6.000	12/01/32	110,840
463,043	FNMA	5.500	01/01/33	507,439
1,006,165	FNMA	6.000	01/01/33	1,123,190
28,215	FNMA	5.000	02/01/33	30,524
569,334	FNMA	5.000	02/01/33	615,916
4,530,250	FNMA	3.500	04/01/33	4,667,041
23,108	FNMA	6.000	04/01/33	25,796
3,593,055	FNMA	5.500	05/01/33	3,932,434
203,436	FNMA	5.000	06/01/33	220,034
436,265	FNMA	5.500	06/01/33	477,472
56,086	FNMA	4.500	07/01/33	59,497
179,549	FNMA	5.000	07/01/33	194,239
287,419	FNMA	4.500	08/01/33	304,899
122,338	FNMA	4.500	08/01/33	129,853
96,027	FNMA	5.000	08/01/33	103,883
124,188	FNMA	5.500	09/01/33	136,760
403,171	FNMA	5.500	09/01/33	449,949
45,785	FNMA	6.000	09/01/33	50,437
522,429	FNMA	4.500	10/01/33	554,202
116,129	FNMA	5.000	10/01/33	125,630
78,793	FNMA	5.000	10/01/33	85,240
1,383,097	FNMA	5.500	10/01/33	1,541,295
911,144	FNMA	5.500	10/01/33	1,017,139
40,454	FNMA	4.500	11/01/33	42,915
101,755	FNMA	5.000	11/01/33	110,080
6,826,773	FNMA	5.000	11/01/33	7,385,832
818,640	FNMA	5.000	12/01/33	885,619
830,000	FNMA	5.500	12/01/33	913,955
307,368	FNMA	5.000	02/01/34	332,515
1,212,103	FNMA	6.000	02/01/34	1,352,204
45,548	FNMA	5.000	03/01/34	49,274
77,663	FNMA	5.000	03/01/34	84,035
33,412	FNMA	5.000	03/01/34	36,145
1,854,545	FNMA	5.000	03/01/34	2,006,271
27,424	FNMA	5.000	03/01/34	29,667
96,534	FNMA	5.000	03/01/34	104,432
282,675	FNMA	5.000	04/01/34	305,270
292,129	FNMA	5.500	04/01/34	319,721
140,230	FNMA	4.500	05/01/34	148,644
33,476	FNMA	4.500	05/01/34	35,512
99,454	FNMA	5.500	07/01/34	109,042
66,249	FNMA	5.500	07/01/34	72,635
81,551	FNMA	7.000	07/01/34	95,209
777,298	FNMA	5.000	08/01/34	839,743
93,850	FNMA	5.000	08/01/34	101,317
78,140	FNMA	6.000	08/01/34	86,076
426,525	FNMA	6.000	08/01/34	475,971
42,413	FNMA	4.500	09/01/34	44,958
1,660,864	FNMA	5.500	09/01/34	1,820,982
97

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$14,670		FNMA	5.500%	11/01/34	$16,084
68,741		FNMA	6.000	11/01/34	74,716
24,772		FNMA	5.000	12/01/34	26,799
16,177		FNMA	5.500	12/01/34	17,737
48,822		FNMA	6.000	12/01/34	54,241
2,086,178		FNMA	4.500	01/01/35	2,214,320
153,778		FNMA	5.500	01/01/35	168,609
215,000		FNMA	5.500	02/01/35	235,727
5,145,917		FNMA	5.500	02/01/35	5,631,971
1,335,006		FNMA	5.500	04/01/35	1,491,159
180,865		FNMA	6.000	04/01/35	201,770
209,393		FNMA	6.000	04/01/35	230,645
185,634		FNMA	5.500	05/01/35	204,328
267,947		FNMA	6.000	05/01/35	297,502
86,208		FNMA	5.000	06/01/35	93,108
5,238		FNMA	7.500	06/01/35	5,737
8,908	i	FNMA	4.613	07/01/35	9,460
211,650		FNMA	5.000	07/01/35	229,604
481,338		FNMA	4.500	08/01/35	509,104
365,843		FNMA	5.000	08/01/35	393,898
834,130		FNMA	5.000	08/01/35	898,096
22,699		FNMA	4.500	09/01/35	24,008
24,303		FNMA	4.500	09/01/35	25,781
55,555		FNMA	5.500	09/01/35	60,802
504,236		FNMA	5.000	10/01/35	542,904
759,560		FNMA	5.500	10/01/35	836,363
30,191		FNMA	5.000	11/01/35	32,307
997,612		FNMA	5.500	11/01/35	1,088,021
14,613		FNMA	4.500	12/01/35	15,456
100,784		FNMA	5.500	12/01/35	109,306
410,839		FNMA	6.000	12/01/35	449,888
283,220	i	FNMA	2.515	02/01/36	301,994
80,944		FNMA	5.000	02/01/36	86,183
1,997,797		FNMA	5.000	02/01/36	2,152,872
214,008		FNMA	6.500	02/01/36	234,965
1,151,083		FNMA	6.000	03/01/36	1,252,599
21,501		FNMA	5.000	05/01/36	23,107
1,517,586		FNMA	6.000	06/01/36	1,680,177
204,885	i	FNMA	2.760	07/01/36	220,109
89,166		FNMA	6.000	07/01/36	97,734
584,166		FNMA	6.500	07/01/36	642,255
1,516,611		FNMA	5.500	08/01/36	1,645,379
648,689		FNMA	6.500	08/01/36	725,944
55,010		FNMA	5.500	09/01/36	60,313
51,556		FNMA	6.500	09/01/36	56,706
145,841		FNMA	6.500	09/01/36	162,406
154,521		FNMA	6.000	10/01/36	168,149
68,988		FNMA	6.500	11/01/36	76,871
20,274	i	FNMA	5.534	12/01/36	21,706
463,571		FNMA	6.000	12/01/36	504,454
56,421	i	FNMA	2.825	01/01/37	60,349
181,429		FNMA	5.500	01/01/37	196,833
98

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$8,303	i	FNMA	2.029%	02/01/37	$8,682
1,275,393		FNMA	5.500	02/01/37	1,383,681
30,386		FNMA	6.000	02/01/37	33,066
43,738		FNMA	7.000	02/01/37	50,868
19,629	i	FNMA	2.548	03/01/37	20,910
4,216		FNMA	5.000	03/01/37	4,531
163,421		FNMA	6.500	03/01/37	181,379
454,273		FNMA	6.500	03/01/37	506,456
16,951	i	FNMA	5.563	04/01/37	18,289
267,591		FNMA	7.000	04/01/37	311,216
467,758		FNMA	5.000	05/01/37	502,693
19,784		FNMA	7.000	05/01/37	23,009
69,075	i	FNMA	5.140	06/01/37	73,971
141,283		FNMA	5.500	06/01/37	153,229
100,705		FNMA	5.500	08/01/37	110,413
48,364		FNMA	6.000	08/01/37	52,727
80,303		FNMA	6.500	08/01/37	89,319
292,723		FNMA	6.500	08/01/37	325,576
103,737		FNMA	5.500	09/01/37	112,579
620,500		FNMA	6.000	09/01/37	694,957
148,786		FNMA	6.000	09/01/37	162,059
444,741		FNMA	6.000	09/01/37	498,961
202,318		FNMA	6.000	09/01/37	219,869
224,412		FNMA	6.000	09/01/37	250,996
44,689		FNMA	6.500	09/01/37	49,645
293,125		FNMA	6.500	09/01/37	326,011
526,409	i	FNMA	2.479	10/01/37	561,812
129,647		FNMA	6.500	10/01/37	141,192
844,885		FNMA	5.500	11/01/37	916,328
1,951,520		FNMA	6.000	11/01/37	2,120,808
71,381		FNMA	7.000	11/01/37	83,018
7,459		FNMA	6.500	01/01/38	8,083
38,135		FNMA	6.500	01/01/38	42,859
466,474		FNMA	5.500	02/01/38	505,919
37,646		FNMA	6.500	02/01/38	42,194
106,193		FNMA	7.000	02/01/38	123,505
80,833	i	FNMA	2.645	03/01/38	86,447
48,281		FNMA	5.000	03/01/38	51,887
35,564		FNMA	5.000	03/01/38	38,220
97,103		FNMA	5.500	03/01/38	105,314
25,583		FNMA	6.000	03/01/38	28,440
103,684		FNMA	6.500	03/01/38	116,367
728,817		FNMA	6.500	03/01/38	807,677
58,661		FNMA	6.500	03/01/38	64,518
66,741		FNMA	6.500	03/01/38	72,048
58,506		FNMA	5.000	04/01/38	62,875
1,889,405		FNMA	5.500	04/01/38	2,049,172
1,409,928		FNMA	6.000	04/01/38	1,532,357
54,010		FNMA	4.500	05/01/38	57,126
4,034,981		FNMA	5.000	05/01/38	4,357,498
1,364,527		FNMA	5.000	05/01/38	1,466,440
4,972,939		FNMA	6.000	06/01/38	5,404,754
99

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,078,866		FNMA	6.500%	06/01/38	$6,734,868
1,270,969		FNMA	6.000	07/01/38	1,381,222
16,133	i	FNMA	4.745	08/01/38	17,301
10,663	i	FNMA	5.295	08/01/38	11,381
4,727,986		FNMA	6.000	09/01/38	5,138,531
114,620	i	FNMA	4.918	10/01/38	123,849
15,956		FNMA	6.000	10/01/38	17,341
136,158		FNMA	5.500	11/01/38	147,672
22,175		FNMA	5.000	12/01/38	23,831
2,978,442		FNMA	5.500	12/01/38	3,248,367
632,749		FNMA	4.500	01/01/39	669,250
208,291		FNMA	5.000	01/01/39	223,848
764,794		FNMA	5.000	01/01/39	821,915
465,406		FNMA	5.500	01/01/39	504,760
2,219,400		FNMA	5.500	01/01/39	2,407,071
270,869		FNMA	6.000	01/01/39	294,389
138,373		FNMA	6.000	01/01/39	150,389
881,785		FNMA	4.500	02/01/39	932,651
871,674		FNMA	4.500	02/01/39	921,957
1,655,111		FNMA	4.500	02/01/39	1,750,588
38,077		FNMA	5.500	02/01/39	41,297
1,529,278		FNMA	4.000	04/01/39	1,592,974
46,521		FNMA	5.500	04/01/39	50,730
685,833		FNMA	4.500	05/01/39	725,460
2,396,079		FNMA	4.500	05/01/39	2,586,084
664,938		FNMA	4.500	06/01/39	703,358
1,470,562		FNMA	4.500	06/01/39	1,555,530
1,597,021		FNMA	5.500	06/01/39	1,732,616
62,027	i	FNMA	3.999	07/01/39	66,417
236,506		FNMA	4.500	07/01/39	250,171
436,035		FNMA	4.500	07/01/39	461,228
50,487		FNMA	5.000	07/01/39	55,244
65,094	i	FNMA	3.578	08/01/39	69,229
287,875	i	FNMA	3.722	08/01/39	306,296
729,042		FNMA	4.000	08/01/39	759,408
5,003,498		FNMA	4.000	08/01/39	5,211,899
61,366		FNMA	4.500	08/01/39	66,822
1,287,725		FNMA	4.500	08/01/39	1,362,129
2,932,320		FNMA	4.500	08/01/39	3,165,250
5,307,213		FNMA	5.000	08/01/39	5,719,739
58,915		FNMA	5.000	08/01/39	63,456
1,731,913		FNMA	4.000	09/01/39	1,804,049
111,670		FNMA	5.000	09/01/39	120,350
686,977		FNMA	5.500	09/01/39	768,937
669,681		FNMA	6.000	09/01/39	727,773
2,763,928		FNMA	6.500	10/01/39	3,063,655
84,445		FNMA	5.000	11/01/39	93,089
2,378,856		FNMA	4.000	12/01/39	2,477,938
618,121		FNMA	4.500	12/01/39	653,835
215,336		FNMA	4.500	12/01/39	232,771
8,407,421		FNMA	4.500	12/01/39	8,893,199
92,294	i	FNMA	3.681	01/01/40	97,071
100

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$135,476		FNMA	4.500%	01/01/40	$143,304
175,380		FNMA	5.000	01/01/40	191,597
1,689,083		FNMA	6.000	02/01/40	1,833,694
686,754		FNMA	4.500	03/01/40	727,622
1,544,131		FNMA	4.500	03/01/40	1,633,350
85,139		FNMA	5.000	03/01/40	92,376
72,469		FNMA	4.500	04/01/40	76,781
2,580,876		FNMA	5.000	04/01/40	2,826,686
2,836,984		FNMA	5.000	04/01/40	3,093,834
380,427	i	FNMA	3.496	05/01/40	403,507
502,334	i	FNMA	3.610	05/01/40	533,069
791,728	i	FNMA	3.752	05/01/40	840,485
69,297		FNMA	4.500	05/01/40	74,840
218,716		FNMA	4.500	07/01/40	231,732
186,035		FNMA	4.500	07/01/40	197,106
235,028		FNMA	5.000	07/01/40	255,051
124,228	i	FNMA	3.340	08/01/40	130,594
1,689,903		FNMA	4.500	08/01/40	1,787,386
2,326,113		FNMA	4.500	08/01/40	2,460,297
1,890,177		FNMA	5.000	08/01/40	2,071,599
1,413,271		FNMA	4.500	09/01/40	1,497,374
3,354,517		FNMA	4.500	09/01/40	3,554,141
4,847,663		FNMA	6.000	09/01/40	5,275,188
485,703		FNMA	3.500	10/01/40	493,718
5,739,096		FNMA	4.000	10/01/40	6,009,331
2,280,667		FNMA	4.000	10/01/40	2,377,113
3,857,157		FNMA	4.500	10/01/40	4,086,693
3,240,423		FNMA	3.500	11/01/40	3,293,900
2,527,840		FNMA	4.000	11/01/40	2,634,738
3,824,268		FNMA	4.000	11/01/40	3,985,989
4,312,238		FNMA	4.000	11/01/40	4,494,595
447,269		FNMA	4.500	11/01/40	477,326
507,892	i	FNMA	3.257	12/01/40	528,365
1,209,841		FNMA	4.000	12/01/40	1,267,079
11,354,930		FNMA	4.500	12/01/40	12,030,651
123,804		FNMA	3.500	01/01/41	125,848
353,736	i	FNMA	3.156	02/01/41	371,823
701,322		FNMA	3.500	02/01/41	712,896
3,565,554		FNMA	4.000	02/01/41	3,727,981
3,405,040		FNMA	4.000	03/01/41	3,549,034
2,851,440		FNMA	4.500	04/01/41	3,021,073
772,692		FNMA	4.500	05/01/41	819,289
2,580,843		FNMA	4.500	06/01/41	2,736,480
928,733	i	FNMA	3.234	07/01/41	971,158
2,744,914		FNMA	4.500	07/01/41	2,910,445
6,992,733		FNMA	4.000	09/01/41	7,294,998
4,158,384		FNMA	4.500	09/01/41	4,409,153
2,136,046		FNMA	5.500	09/01/41	2,317,408
1,828,904	i	FNMA	2.933	10/01/41	1,902,938
301,442	i	FNMA	3.171	10/01/41	312,729
1,597,509		FNMA	3.500	11/01/41	1,624,661
1,862,553		FNMA	3.500	11/01/41	1,893,291
101

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,537,213	i	FNMA	2.836%	12/01/41	$2,602,932
2,426,667		FNMA	4.000	12/01/41	2,531,561
4,864,525		FNMA	3.500	03/01/42	4,944,805
3,991,096		FNMA	4.000	03/01/42	4,163,614
9,038,881	h	FNMA	3.500	04/01/42	9,188,050
3,027,939		FNMA	3.500	04/01/42	3,082,294
4,261,267		FNMA	5.000	04/01/42	4,737,655
3,575,943		FNMA	4.000	05/01/42	3,727,163
5,183,856		FNMA	5.000	05/01/42	5,659,464
2,601,988		FNMA	3.000	06/01/42	2,546,149
14,342,550		FNMA	3.500	06/01/42	14,579,246
14,272,971		FNMA	4.000	06/01/42	14,919,726
21,400,998		FNMA	3.500	07/01/42	21,754,179
4,285,124		FNMA	4.500	07/01/42	4,570,208
4,646,172		FNMA	3.500	08/01/42	4,723,650
5,702,318		FNMA	3.000	09/01/42	5,579,333
8,698,575		FNMA	3.500	09/01/42	8,842,127
12,088,951		FNMA	3.000	10/01/42	11,828,223
4,675,122		FNMA	3.500	10/01/42	4,752,276
3,931,991		FNMA	2.500	01/01/43	3,659,332
14,729,391		FNMA	3.000	01/01/43	14,411,715
19,704,475		FNMA	3.000	02/01/43	19,279,500
3,493,055	h,i	FNMA	2.170	06/01/43	3,485,445
15,964,444		FNMA	3.000	06/01/43	15,619,617
5,000,000	h,i	FNMA	1.755	07/01/43	5,015,973
15,684		Government National Mortgage Association (GNMA)	5.000	02/15/18	16,858
64,127		GNMA	4.500	02/15/19	69,055
22,674		GNMA	4.500	01/20/24	24,304
117,335		GNMA	4.000	04/15/24	125,000
17,109		GNMA	4.500	07/15/24	18,360
416,132		GNMA	4.000	08/15/24	443,319
105,808		GNMA	4.500	08/15/24	113,541
334,077		GNMA	4.000	09/15/24	355,903
49,573		GNMA	4.500	01/15/25	53,187
396,312		GNMA	4.000	08/15/25	422,182
217,852		GNMA	3.500	03/15/26	228,944
318,494		GNMA	4.000	04/15/26	339,171
245,969		GNMA	4.000	06/20/26	261,852
370,562		GNMA	3.500	11/20/26	389,158
1,599,394		GNMA	3.000	12/15/26	1,659,214
4,371,557		GNMA	2.500	04/20/27	4,418,999
2,615,936		GNMA	2.500	09/20/27	2,644,325
1,660		GNMA	6.500	09/15/28	1,852
5,687		GNMA	6.500	09/15/28	6,310
5,136		GNMA	6.500	11/15/28	5,905
1,327		GNMA	7.500	11/15/28	1,516
9,293		GNMA	8.500	10/15/30	10,112
6,596		GNMA	8.500	10/20/30	7,935
877		GNMA	8.500	12/15/30	1,002
1,103		GNMA	7.000	06/20/31	1,296
1,058		GNMA	6.500	07/15/31	1,098
3,820		GNMA	7.000	07/15/31	4,324
102

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$5,623	GNMA	7.000%	07/15/31	$6,365
5,088	GNMA	7.500	02/15/32	5,251
421,316	GNMA	6.000	10/15/32	472,612
73,350	GNMA	5.500	12/20/32	80,872
144,292	GNMA	5.500	05/15/33	160,072
27,545	GNMA	5.000	07/15/33	30,003
118,110	GNMA	5.500	07/15/33	130,032
24,113	GNMA	5.000	07/20/33	26,306
154,826	GNMA	5.000	08/15/33	170,212
61,847	GNMA	5.000	08/15/33	67,569
377,390	GNMA	5.500	09/15/33	429,915
308,567	GNMA	6.000	11/20/33	357,685
133,133	GNMA	5.500	05/20/34	149,303
196,166	GNMA	6.000	09/20/34	227,757
18,347	GNMA	5.000	10/20/34	20,037
484,267	GNMA	5.500	11/15/34	531,107
174,425	GNMA	6.500	01/15/35	199,255
100,281	GNMA	5.500	02/20/35	110,680
2,056,265	GNMA	5.000	03/20/35	2,245,896
656,372	GNMA	5.000	04/15/35	715,529
696,377	GNMA	5.500	05/20/35	764,080
28,168	GNMA	5.000	09/20/35	30,721
21,987	GNMA	5.000	11/15/35	23,850
22,684	GNMA	5.000	11/15/35	24,606
219,657	GNMA	5.500	02/20/36	241,345
24,305	GNMA	5.500	03/15/36	26,532
76,260	GNMA	5.500	05/20/36	83,742
21,854	GNMA	6.500	06/15/36	25,121
759,513	GNMA	5.500	06/20/36	833,304
34,352	GNMA	5.000	09/15/36	37,344
37,729	GNMA	6.000	09/15/36	41,884
68,870	GNMA	6.000	10/20/36	76,326
37,249	GNMA	5.000	12/15/36	40,447
43,286	GNMA	5.500	01/15/37	47,178
37,966	GNMA	6.000	01/20/37	41,984
1,007,372	GNMA	5.500	02/15/37	1,097,933
126,606	GNMA	6.000	02/20/37	140,354
1,039,098	GNMA	6.000	04/15/37	1,155,811
30,331	GNMA	6.500	04/15/37	34,206
486,463	GNMA	6.000	04/20/37	539,300
70,970	GNMA	6.000	06/15/37	78,773
78,528	GNMA	6.000	08/20/37	86,871
60,284	GNMA	6.500	08/20/37	67,843
316,493	GNMA	6.500	11/20/37	356,230
285,135	GNMA	6.000	12/15/37	316,486
21,795	GNMA	5.000	02/20/38	23,587
495,161	GNMA	5.000	04/15/38	534,490
28,247	GNMA	5.500	05/20/38	30,904
78,348	GNMA	5.500	06/15/38	85,775
229,747	GNMA	6.000	06/20/38	255,564
391,941	GNMA	5.500	07/15/38	427,078
1,931,631	GNMA	5.000	07/20/38	2,091,079
103

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,815,679		GNMA	5.500%	07/20/38	$1,986,912
50,533		GNMA	5.500	08/15/38	55,063
339,276		GNMA	6.000	08/15/38	376,634
842,766		GNMA	6.000	08/15/38	935,565
186,363		GNMA	6.000	08/20/38	206,085
741,468		GNMA	6.000	09/20/38	819,926
100,442		GNMA	5.000	10/15/38	108,420
38,121		GNMA	5.500	10/15/38	43,438
31,006		GNMA	6.500	10/20/38	34,892
59,025		GNMA	6.500	10/20/38	66,878
14,434		GNMA	5.500	11/15/38	15,742
119,399		GNMA	6.500	11/20/38	134,341
1,098,731		GNMA	6.000	12/15/38	1,219,715
13,660		GNMA	6.500	12/15/38	15,409
87,923		GNMA	5.000	01/15/39	95,218
3,696,347		GNMA	4.500	01/20/39	3,942,203
314,918		GNMA	6.500	01/20/39	354,396
126,468		GNMA	5.000	02/15/39	136,961
54,550		GNMA	6.000	02/15/39	60,566
168,092		GNMA	4.500	03/15/39	179,066
1,055,981		GNMA	4.500	03/15/39	1,124,921
36,945		GNMA	4.500	03/20/39	39,476
65,419	i	GNMA	5.000	03/20/39	69,515
573,903		GNMA	5.500	03/20/39	628,103
66,288		GNMA	4.500	04/15/39	70,616
1,185,388		GNMA	5.500	04/15/39	1,297,869
24,262		GNMA	5.000	04/20/39	26,314
104,661		GNMA	4.000	05/15/39	110,049
1,792,228		GNMA	4.500	05/15/39	1,909,234
1,087,541		GNMA	5.000	05/15/39	1,177,772
112,768		GNMA	4.000	05/20/39	118,545
315,295		GNMA	4.500	05/20/39	336,900
6,732,029		GNMA	5.000	05/20/39	7,302,013
4,478,493		GNMA	4.500	06/15/39	4,770,874
39,673		GNMA	4.500	06/15/39	42,263
52,011		GNMA	5.000	06/15/39	56,327
123,069		GNMA	5.000	06/15/39	133,125
57,723		GNMA	5.000	06/15/39	62,512
3,611,531		GNMA	5.000	06/15/39	3,988,746
4,340,002		GNMA	5.000	06/15/39	4,795,497
63,276		GNMA	4.000	06/20/39	66,525
42,359		GNMA	5.000	06/20/39	46,299
86,777		GNMA	4.500	07/15/39	92,442
4,912,488		GNMA	4.500	07/15/39	5,261,483
160,357		GNMA	4.500	07/15/39	170,825
54,729		GNMA	5.000	07/15/39	59,270
676,922		GNMA	4.500	07/20/39	725,476
616,020		GNMA	5.000	07/20/39	673,555
55,844		GNMA	5.500	07/20/39	61,026
240,381		GNMA	4.000	08/15/39	252,350
1,082,416		GNMA	5.000	08/15/39	1,172,222
104

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$67,239		GNMA	5.500%	08/15/39	$73,262
127,944		GNMA	6.000	08/15/39	142,054
167,721		GNMA	4.000	08/20/39	177,603
174,889		GNMA	5.000	08/20/39	192,737
87,753		GNMA	5.000	09/15/39	94,911
239,405		GNMA	5.000	09/20/39	260,970
63,742		GNMA	4.500	10/15/39	67,904
32,123		GNMA	5.000	10/15/39	34,788
67,165		GNMA	4.500	10/20/39	71,658
105,409		GNMA	4.500	11/15/39	114,224
98,363		GNMA	4.500	11/20/39	106,205
118,544		GNMA	5.000	11/20/39	128,918
3,518,454		GNMA	4.500	12/15/39	3,748,158
198,215		GNMA	4.500	12/15/39	211,155
95,677		GNMA	4.500	12/20/39	102,542
3,672,236		GNMA	5.000	12/20/39	4,002,874
3,195,813		GNMA	4.500	01/20/40	3,449,437
50,180		GNMA	5.500	01/20/40	55,128
2,167,605		GNMA	5.500	02/15/40	2,363,177
186,901		GNMA	4.000	03/15/40	196,683
53,758		GNMA	5.000	03/15/40	58,625
46,762		GNMA	4.500	04/15/40	50,021
1,110,744		GNMA	5.000	04/15/40	1,211,298
140,447		GNMA	4.500	04/20/40	151,385
23,868		GNMA	4.500	05/15/40	25,433
603,030		GNMA	5.000	05/15/40	657,621
1,427,260	i	GNMA	3.000	05/20/40	1,502,174
30,272		GNMA	4.500	05/20/40	32,598
10,327,932		GNMA	4.500	06/15/40	11,035,831
57,347		GNMA	4.500	06/15/40	61,344
65,652		GNMA	4.500	06/15/40	70,227
659,138		GNMA	5.000	06/20/40	726,264
434,125		GNMA	4.500	07/15/40	464,378
1,527,329		GNMA	4.500	07/15/40	1,633,765
4,858,432		GNMA	4.500	07/20/40	5,210,322
147,650		GNMA	5.000	07/20/40	162,787
3,326,821		GNMA	4.000	08/15/40	3,513,890
1,074,246		GNMA	4.000	08/15/40	1,135,274
308,751		GNMA	4.500	08/15/40	334,470
378,091		GNMA	4.500	08/20/40	407,503
288,674		GNMA	4.500	09/20/40	311,190
81,905		GNMA	5.500	09/20/40	89,683
117,940		GNMA	6.500	09/20/40	138,555
91,603		GNMA	4.000	10/15/40	97,348
271,866		GNMA	6.000	10/20/40	302,483
1,049,922		GNMA	4.000	11/15/40	1,109,568
3,482,087		GNMA	4.000	11/20/40	3,665,196
868,273		GNMA	3.500	12/15/40	892,984
1,364,098		GNMA	5.500	12/20/40	1,493,109
3,544,185		GNMA	4.000	01/15/41	3,745,578
8,984,674		GNMA	4.000	01/20/41	9,482,241
105

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$931,524		GNMA	4.000%	02/15/41	$978,143
2,800,054		GNMA	4.500	02/20/41	2,987,683
1,610,604		GNMA	4.500	03/15/41	1,721,092
3,687,658		GNMA	4.500	04/20/41	3,947,188
744,863		GNMA	5.000	04/20/41	815,035
401,819	i	GNMA	4.000	06/20/41	430,532
975,728		GNMA	4.000	07/15/41	1,024,560
1,348,834		GNMA	4.000	07/20/41	1,422,724
4,358,393		GNMA	4.500	07/20/41	4,678,713
4,105,671		GNMA	5.000	07/20/41	4,467,310
1,170,915		GNMA	4.500	08/15/41	1,244,956
1,922,054		GNMA	5.000	08/20/41	2,080,264
1,714,225		GNMA	4.000	09/15/41	1,808,628
244,938	i	GNMA	3.000	09/20/41	256,721
5,772,122		GNMA	4.000	09/20/41	6,088,702
433,115		GNMA	4.000	10/15/41	454,791
667,745	i	GNMA	2.500	10/20/41	699,558
368,638	i	GNMA	3.500	10/20/41	392,581
7,198,557		GNMA	4.000	10/20/41	7,586,072
1,113,114		GNMA	5.500	10/20/41	1,218,338
1,947,761		GNMA	3.500	11/15/41	2,002,063
4,043,577		GNMA	5.000	11/20/41	4,375,433
1,591,397		GNMA	6.000	11/20/41	1,761,923
4,191,215		GNMA	3.500	01/20/42	4,308,764
1,985,028	i	GNMA	3.000	02/20/42	2,078,129
2,112,656		GNMA	3.500	03/20/42	2,171,909
4,281,541		GNMA	4.500	03/20/42	4,589,514
3,860,551		GNMA	3.500	04/15/42	3,968,181
4,708,982		GNMA	3.500	05/20/42	4,854,071
4,406,097		GNMA	3.500	05/20/42	4,529,672
5,363,540		GNMA	4.000	05/20/42	5,638,962
9,311,720		GNMA	3.500	07/15/42	9,574,319
1,873,096	i	GNMA	2.000	07/20/42	1,950,872
4,533,453		GNMA	3.500	07/20/42	4,660,600
18,414,967		GNMA	3.500	08/20/42	18,931,440
6,660,300		GNMA	6.000	08/20/42	7,473,927
7,034,090		GNMA	3.500	10/20/42	7,231,371
6,780,988		GNMA	3.000	11/20/42	6,719,052
4,918,634		GNMA	3.000	12/20/42	4,874,564
4,933,632		GNMA	3.000	01/15/43	4,889,142
5,897,050		GNMA	3.000	01/20/43	5,843,189
4,950,471		GNMA	3.000	02/20/43	4,910,588
9,875,754		GNMA	3.000	02/20/43	9,785,552
1,991,617		GNMA	3.000	04/15/43	1,973,657
3,990,836		GNMA	3.000	05/20/43	3,954,385
6,000,000	h	GNMA	3.000	06/20/43	5,945,198
10,000,000	h	GNMA	3.500	06/20/43	10,310,158
1,317,151		GNMA	6.500	01/15/44	1,396,325
		TOTAL MORTGAGE BACKED			1,300,214,307

MUNICIPAL BONDS - 1.1%
500,000		American Municipal Power	6.270	02/15/50	532,380
106

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	American Municipal Power-Ohio, Inc	7.834%	02/15/41	$381,321
500,000	Bay Area Toll Authority	6.263	04/01/49	580,380
200,000	Central Puget Sound Regional Transit Authority	5.491	11/01/39	224,590
300,000	City of Chicago IL	5.432	01/01/42	280,833
150,000	Colorado Bridge Enterprise	6.078	12/01/40	174,789
200,000	Commonwealth of Massachusetts	4.200	12/01/21	217,558
500,000	Commonwealth of Massachusetts	5.731	06/01/40	571,990
195,000	Commonwealth of Pennsylvania	5.850	07/15/30	220,042
200,000	County of Clark NV	6.820	07/01/45	259,630
350,000	Denver City & County School District No	4.242	12/15/37	302,117
200,000	District of Columbia	5.591	12/01/34	227,894
100,000	East Baton Rouge Sewerage Commission	6.087	02/01/45	109,381
500,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	468,520
400,000	Government Development Bank for Puerto Rico	3.670	05/01/14	396,896
390,000	Government Development Bank for Puerto Rico	3.448	02/01/15	381,837
700,000	Government Development Bank for Puerto Rico	4.375	02/01/19	653,401
82,651	Kentucky Asset Liability Commission	3.165	04/01/18	83,790
30,000	Los Angeles Unified School District	5.750	07/01/34	32,280
100,000	Massachusetts School Building Authority	5.715	08/15/39	113,998
100,000	Metropolitan Government of Nashville & Davidson County	6.731	07/01/43	116,148
940,000	Metropolitan Transportation Authority	6.648	11/15/39	1,139,327
650,000	Metropolitan Transportation Authority	7.336	11/15/39	870,799
500,000	Missouri Highway & Transportation Commission	5.445	05/01/33	547,640
250,000	Municipal Electric Authority of Georgia	6.637	04/01/57	269,715
500,000	Municipal Electric Authority of Georgia	6.655	04/01/57	533,360
1,697,000	New Jersey Economic Development Authority	7.425	02/15/29	2,068,558
35,000	New Jersey State Turnpike Authority	7.414	01/01/40	46,596
800,000	New Jersey Transportation Trust Fund Authority	5.754	12/15/28	873,968
360,000	New Jersey Transportation Trust Fund Authority	6.104	12/15/28	402,847
1,100,000	New York City Municipal Water Finance Authority	5.790	06/15/41	1,213,113
500,000	New York City Municipal Water Finance Authority	5.440	06/15/43	536,720
600,000	New York State Dormitory Authority	5.289	03/15/33	637,140
130,000	New York State Dormitory Authority	5.628	03/15/39	144,529
545,000	New York State Dormitory Authority	5.600	03/15/40	603,914
400,000	New York State Urban Development Corp	5.838	03/15/40	456,660
100,000	Ohio State University	4.910	06/01/40	98,136
675,000	Ohio State Water Development Authority	4.879	12/01/34	692,199
750,000	Oregon School Boards Association	4.759	06/30/28	821,760
250,000	Oregon School Boards Association	5.680	06/30/28	282,878
100,000	Oregon State Department of Transportation	5.834	11/15/34	114,094
200,000	Port Authority of New York & New Jersey	6.040	12/01/29	228,226
100,000	Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	102,013
800,000	Santa Clara Valley Transportation Authority	5.876	04/01/32	883,960
200,000	State of California	1.050	02/01/16	199,696
300,000	State of California	5.750	03/01/17	341,337
100,000	State of California	6.200	10/01/19	116,814
100,000	State of California	5.700	11/01/21	114,270
250,000	State of California	7.500	04/01/34	324,070
285,000	State of California	7.550	04/01/39	381,626
2,900,000	State of California	7.300	10/01/39	3,742,218
2,740,000	State of California	7.625	03/01/40	3,680,286
107

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	State of Connecticut	5.090%	10/01/30	$310,563
620,000	State of Connecticut	5.850	03/15/32	695,404
100,000	State of Illinois	4.511	03/01/15	104,886
1,045,000	State of Illinois	4.961	03/01/16	1,118,025
3,200,000	State of Illinois	5.100	06/01/33	2,969,472
1,295,000	State of Illinois	6.725	04/01/35	1,347,991
300,000	State of Oregon	5.762	06/01/23	353,367
600,000	State of Texas	4.631	04/01/33	591,144
50,000	State of Texas	5.517	04/01/39	56,645
1,000,000	State of Texas	4.681	04/01/40	979,360
575,000	State of Texas Transportation Commission	5.028	04/01/26	651,124
500,000	State of Utah	3.539	07/01/25	500,310
200,000	State of Washington	5.090	08/01/33	216,512
605,000	State Public School Building Authority	5.000	09/15/27	641,603
2,000,000	Tennessee Valley Authority	4.500	04/01/18	2,255,862
750,000	Tennessee Valley Authority	3.875	02/15/21	811,010
500,000	Tennessee Valley Authority	5.880	04/01/36	619,974
500,000	Tennessee Valley Authority	5.500	06/15/38	585,558
300,000	Tennessee Valley Authority	3.500	12/15/42	251,865
1,000,000	Tennessee Valley Authority	4.625	09/15/60	960,692
500,000	University of California	1.796	07/01/19	486,010
200,000	University of California	5.770	05/15/43	220,206
860,000	University of California	4.858	05/15/12	753,695
100,000	University of Pennsylvania	4.674	09/01/12	95,644
200,000	University of Southern California	5.250	10/01/11	227,580
700,000	University of Texas	4.794	08/15/46	719,586
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	163,682
	TOTAL MUNICIPAL BONDS			47,486,014

U.S. TREASURY SECURITIES - 35.9%
278,400	United States Treasury Bond	7.500	11/15/16	340,344
160,000	United States Treasury Bond	8.750	05/15/17	207,300
139,200	United States Treasury Bond	8.875	08/15/17	183,168
1,681,000	United States Treasury Bond	9.000	11/15/18	2,338,822
375,700	United States Treasury Bond	7.875	02/15/21	532,437
125,000	United States Treasury Bond	8.125	05/15/21	180,547
122,000	United States Treasury Bond	8.125	08/15/21	177,138
13,379,100	United States Treasury Bond	8.000	11/15/21	19,396,564
1,500,000	United States Treasury Bond	6.375	08/15/27	2,100,000
16,000,000	United States Treasury Bond	5.250	11/15/28	20,340,000
26,060,000	United States Treasury Bond	5.250	02/15/29	33,153,219
24,429,000	United States Treasury Bond	5.375	02/15/31	31,822,584
2,000,000	United States Treasury Bond	4.500	02/15/36	2,381,562
4,644,000	United States Treasury Bond	4.375	02/15/38	5,437,836
6,983,000	United States Treasury Bond	3.500	02/15/39	7,096,474
241,000	United States Treasury Bond	4.500	08/15/39	288,146
850,000	United States Treasury Bond	4.375	11/15/39	996,360
915,000	United States Treasury Bond	4.625	02/15/40	1,115,013
3,380,000	United States Treasury Bond	4.375	05/15/40	3,964,105
12,585,000	United States Treasury Bond	3.875	08/15/40	13,603,605
11,185,000	United States Treasury Bond	4.250	11/15/40	12,861,005
5,075,000	United States Treasury Bond	4.750	02/15/41	6,307,271
108

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$26,350,000	United States Treasury Bond	4.375%	05/15/41	$30,903,596
10,000,000	United States Treasury Bond	3.750	08/15/41	10,557,810
2,300,000	United States Treasury Bond	3.125	11/15/41	2,156,250
4,550,000	United States Treasury Bond	3.125	02/15/42	4,259,937
7,500,000	United States Treasury Bond	3.000	05/15/42	6,836,715
10,000,000	United States Treasury Bond	2.750	08/15/42	8,631,250
4,500,000	United States Treasury Bond	2.750	11/15/42	3,879,846
2,000,000	United States Treasury Note	0.125	07/31/14	1,998,360
185,000	United States Treasury Note	2.625	07/31/14	189,835
117,000	United States Treasury Note	4.250	08/15/14	122,283
10,000,000	United States Treasury Note	0.250	08/31/14	10,004,300
5,583,000	United States Treasury Note	2.375	08/31/14	5,723,010
14,000,000	United States Treasury Note	0.250	09/15/14	14,004,928
4,910,000	United States Treasury Note	2.375	09/30/14	5,041,573
87,000,000	United States Treasury Note	0.250	10/31/14	87,034,017
9,860,000	United States Treasury Note	2.375	10/31/14	10,141,168
16,000,000	United States Treasury Note	0.375	11/15/14	16,032,496
1,280,000	United States Treasury Note	2.125	11/30/14	1,314,051
9,000,000	United States Treasury Note	0.250	12/15/14	9,002,106
10,000,000	United States Treasury Note	0.125	12/31/14	9,982,030
6,310,000	United States Treasury Note	2.250	01/31/15	6,506,449
30,000,000	United States Treasury Note	0.250	02/28/15	29,977,740
5,000,000	United States Treasury Note	0.375	03/15/15	5,005,860
12,000,000	United States Treasury Note	0.250	03/31/15	11,986,872
100	United States Treasury Note	2.500	03/31/15	104
12,000,000	United States Treasury Note	0.125	04/30/15	11,954,532
7,170,000	United States Treasury Note	2.500	04/30/15	7,452,598
30,000,000	United States Treasury Note	0.250	05/31/15	29,947,260
1,240,000	United States Treasury Note	2.125	05/31/15	1,282,043
20,000,000	United States Treasury Note	0.375	06/15/15	20,006,240
3,120,000	United States Treasury Note	1.875	06/30/15	3,213,600
6,895,000	United States Treasury Note	1.750	07/31/15	7,089,998
19,000,000	United States Treasury Note	0.250	08/15/15	18,934,678
1,775,000	United States Treasury Note	4.250	08/15/15	1,919,496
11,340,000	United States Treasury Note	1.250	08/31/15	11,541,988
2,500,000	United States Treasury Note	0.250	09/15/15	2,489,845
18,805,000	United States Treasury Note	1.250	09/30/15	19,147,308
35,000,000	United States Treasury Note	0.250	10/15/15	34,844,145
27,300,000	United States Treasury Note	1.250	10/31/15	27,803,357
20,000,000	United States Treasury Note	0.375	11/15/15	19,956,240
23,550,000	United States Treasury Note	1.375	11/30/15	24,050,438
5,000,000	United States Treasury Note	2.125	12/31/15	5,200,390
59,000,000	United States Treasury Note	0.375	01/15/16	58,787,954
5,400,000	United States Treasury Note	2.000	01/31/16	5,603,764
10,650,000	United States Treasury Note	2.125	02/29/16	11,090,143
250,000	United States Treasury Note	2.625	02/29/16	263,692
8,000,000	United States Treasury Note	0.375	03/15/16	7,957,504
9,000,000	United States Treasury Note	2.250	03/31/16	9,405,702
12,000,000	United States Treasury Note	0.250	04/15/16	11,884,692
14,000,000	United States Treasury Note	2.000	04/30/16	14,538,132
164,000	United States Treasury Note	5.125	05/15/16	185,000
11,250,000	United States Treasury Note	1.750	05/31/16	11,603,318
109

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$22,000,000	United States Treasury Note	0.500%	06/15/16	$21,907,182
5,000,000	United States Treasury Note	1.500	06/30/16	5,120,705
10,750,000	United States Treasury Note	1.500	07/31/16	11,006,151
970,000	United States Treasury Note	3.250	07/31/16	1,044,872
14,000,000	United States Treasury Note	1.000	08/31/16	14,108,276
14,200,000	United States Treasury Note	1.000	09/30/16	14,296,517
23,050,000	United States Treasury Note	1.000	10/31/16	23,186,871
173,000	United States Treasury Note	4.625	11/15/16	194,936
15,250,000	United States Treasury Note	0.875	11/30/16	15,259,531
4,000,000	United States Treasury Note	0.875	12/31/16	3,997,500
50,300,000	United States Treasury Note	0.875	01/31/17	50,221,431
16,250,000	United States Treasury Note	0.875	02/28/17	16,209,375
220,000	United States Treasury Note	3.000	02/28/17	236,363
21,300,000	United States Treasury Note	1.000	03/31/17	21,319,979
16,500,000	United States Treasury Note	0.875	04/30/17	16,417,500
30,400,000	United States Treasury Note	0.625	05/31/17	29,915,485
11,000,000	United States Treasury Note	0.750	06/30/17	10,862,500
20,200,000	United States Treasury Note	0.500	07/31/17	19,715,523
17,300,000	United States Treasury Note	0.625	08/31/17	16,944,537
16,000,000	United States Treasury Note	0.625	09/30/17	15,643,744
61,750,000	United States Treasury Note	0.750	10/31/17	60,587,371
8,414,000	United States Treasury Note	4.250	11/15/17	9,518,337
20,500,000	United States Treasury Note	0.625	11/30/17	19,985,901
31,000,000	United States Treasury Note	0.750	12/31/17	30,329,129
8,044,000	United States Treasury Note	2.750	12/31/17	8,578,797
21,000,000	United States Treasury Note	0.875	01/31/18	20,625,948
8,127,000	United States Treasury Note	2.625	01/31/18	8,624,779
31,000,000	United States Treasury Note	0.750	02/28/18	30,241,957
23,000,000	United States Treasury Note	0.750	03/31/18	22,387,257
15,000,000	United States Treasury Note	0.625	04/30/18	14,496,090
6,172,000	United States Treasury Note	2.625	04/30/18	6,546,178
6,266,000	United States Treasury Note	3.875	05/15/18	7,019,875
72,000,000	United States Treasury Note	1.000	05/31/18	70,762,464
7,862,000	United States Treasury Note	2.375	05/31/18	8,242,820
13,065,000	United States Treasury Note	2.250	07/31/18	13,608,008
13,350,000	United States Treasury Note	1.500	08/31/18	13,387,540
2,802,400	United States Treasury Note	2.750	02/15/19	2,982,804
3,000,000	United States Treasury Note	1.000	06/30/19	2,883,750
3,000,000	United States Treasury Note	1.375	01/31/20	2,916,564
1,377,000	United States Treasury Note	3.625	02/15/20	1,536,108
1,132,000	United States Treasury Note	3.500	05/15/20	1,252,363
7,342,000	United States Treasury Note	2.625	08/15/20	7,672,390
5,650,000	United States Treasury Note	2.625	11/15/20	5,887,034
5,900,000	United States Treasury Note	3.625	02/15/21	6,557,756
27,610,000	United States Treasury Note	2.125	08/15/21	27,497,848
6,070,000	United States Treasury Note	2.000	11/15/21	5,965,195
110

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$10,500,000	United States Treasury Note	1.625%	11/15/22	$9,801,918
35,000,000	United States Treasury Note	1.750	05/15/23	32,779,670
14,250,000	United States Treasury Note	2.875	05/15/43	12,611,250
	TOTAL U.S. TREASURY SECURITIES			1,607,166,222

	TOTAL GOVERNMENT BONDS			3,315,989,555
	(Cost $3,342,878,947)

STRUCTURED ASSETS - 2.2%

ASSET BACKED - 0.4%
500,000	Ally Auto Receivables Trust	1.210	07/15/16	503,251
	Series - 2012 1 (Class A4)
800,000	Ally Auto Receivables Trust	0.800	10/16/17	792,190
	Series - 2012 4 (Class A4)
500,000	Americredit Automobile Receivables Trust	2.420	05/08/19	487,264
	Series - 0 2 (Class D)
337,995	AmeriCredit Automobile Receivables Trust	5.190	08/17/15	345,855
	Series - 2010 1 (Class C)
590,000	AmeriCredit Automobile Receivables Trust	3.340	04/08/16	606,414
	Series - 2010 3 (Class C)
500,000	AmeriCredit Automobile Receivables Trust	2.670	01/08/18	511,373
	Series - 2012 1 (Class C)
300,000	AmeriCredit Automobile Receivables Trust	1.790	03/08/19	293,053
	Series - 2013 2 (Class C)
500,000	Capital Auto Receivables Asset Trust	2.190	04/20/17	480,432
	Series - 0 1 (Class D)
1,250,000	Capital One Multi-Asset Execution Trust	5.050	12/17/18	1,380,618
	Series - 2006 A3 (Class A3)
500,000	Capital One Multi-Asset Execution Trust	5.750	07/15/20	582,014
	Series - 2007 A7 (Class A7)
600,000	Centerpoint Energy Transistion	3.460	08/15/19	640,732
	Series - 0 1 (Class A2)
600,000	CenterPoint Energy Transition Bond Co LLC	2.161	10/15/21	598,366
	Series - 2012 1 (Class A2)
400,000	Chase Issuance Trust	0.790	06/15/17	399,853
	Series - 2012 A3 (Class A3)
135,000	CitiBank Credit Card Issuance Trust	4.900	06/23/16	140,693
	Series - 2009 A4 (Class A4)
750,000	CitiBank Credit Card Issuance Trust	5.650	09/20/19	871,213
	Series - 2007 A8 (Class A8)
310,000	CitiBank Credit Card Issuance Trust	5.350	02/07/20	357,247
	Series - 2008 A1 (Class A1)
375,000	Detroit Edison Securitization Funding LLC	6.620	03/01/16	396,296
	Series - 2001 1 (Class A6)
3,000,000	Discover Card Master Trust	5.650	03/16/20	3,470,604
	Series - 2007 A1 (Class A1)
260,000	Ford Credit Auto Owner Trust	3.560	01/15/17	269,989
	Series - 2010 B (Class D)
900,000	GE Capital Credit Card Master Note Trust	1.360	08/17/20	885,213
	Series - 2012 6 (Class A)
111

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$590,000		Hyundai Auto Receivables Trust	0.750%	09/17/18	$583,140
		Series - 2013 A (Class A4)
1,000,000		Nissan Auto Receivables Owner Trust	0.730	05/16/16	1,000,932
		Series - 2012 A (Class A3)
400,000		Nissan Auto Receivables Owner Trust	1.000	07/16/18	400,128
		Series - 2012 A (Class A4)
22,153	i	Residential Asset Securities Corp	6.489	10/25/30	22,204
		Series - 2001 KS2 (Class AI6)
15,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	14,853
		Series - 2006 HI1 (Class M2)
1,600,000		Santander Drive Auto Receivables Trust	0.620	07/15/16	1,599,861
		Series - 2012 6 (Class A3)
400,000		Santander Drive Auto Receivables Trust	0.830	12/15/16	400,478
		Series - 2012 5 (Class A3)
200,000		Santander Drive Auto Receivables Trust	3.300	09/17/18	201,715
		Series - 2012 5 (Class D)
300,000		Santander Drive Auto Receivables Trust	1.950	03/15/19	293,192
		Series - 2013 2 (Class C)
100,000		Volkswagen Auto Loan Enhanced Trust	0.660	03/20/19	98,633
		Series - 2012 2 (Class A4)
15,000	g	Vornado DP LLC	4.004	09/13/28	15,633
		Series - 2010 VNO (Class A2FX)
		TOTAL ASSET BACKED			18,643,439

OTHER MORTGAGE BACKED - 1.8%
706,835	i	Banc of America Commercial Mortgage, Inc	5.284	11/10/42	715,814
		Series - 2005 1 (Class A4)
105,000	i	Banc of America Commercial Mortgage, Inc	5.889	07/10/44	116,456
		Series - 2006 3 (Class A4)
450,000		Banc of America Commercial Mortgage, Inc	5.356	10/10/45	490,394
		Series - 2006 6 (Class A4)
234,812		Banc of America Commercial Mortgage, Inc	5.379	09/10/47	244,200
		Series - 2006 5 (Class AAB)
137,412		Banc of America Commercial Mortgage, Inc	5.449	01/15/49	139,182
		Series - 2007 1 (Class A3)
125,000		Banc of America Merrill Lynch Commercial Mortgage, Inc	4.811	12/10/42	130,230
		Series - 2004 6 (Class A5)
1,350,000	i	Banc of America Merrill Lynch Commercial Mortgage, Inc	5.358	09/10/47	1,455,403
		Series - 2005 6 (Class A4)
475,000		Banc of America Merrill Lynch Commercial Mortgage, Inc	5.620	02/10/51	482,874
		Series - 2007 5 (Class A3)
320,000		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	353,188
		Series - 2006 PW14 (Class A4)
280,000	i	Bear Stearns Commercial Mortgage Securities	5.611	03/11/39	305,348
		Series - 2006 PW11 (Class A4)
200,000	i	Bear Stearns Commercial Mortgage Securities	5.905	06/11/40	225,916
		Series - 2007 PW16 (Class A4)
355,000		Bear Stearns Commercial Mortgage Securities	4.674	06/11/41	373,541
		Series - 2005 PWR8 (Class A4)
515,434	i	Bear Stearns Commercial Mortgage Securities	5.468	06/11/41	529,949
		Series - 2004 PWR4 (Class A3)
112

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$825,000	i	Bear Stearns Commercial Mortgage Securities	5.582%	09/11/41	$901,312
		Series - 2006 PW13 (Class AM)
495,000		Bear Stearns Commercial Mortgage Securities	5.537	10/12/41	549,644
		Series - 2006 T24 (Class A4)
658,906	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	682,705
		Series - 2004 T16 (Class A6)
1,000,000	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	1,131,201
		Series - 2007 PW17 (Class A4)
176,128		Bear Stearns Commercial Mortgage Securities	5.736	06/11/50	183,170
		Series - 2007 PW17 (Class A3)
550,000		Citigroup Commercial Mortgage Trust	4.733	10/15/41	569,829
		Series - 2004 C2 (Class A5)
750,000	i	Citigroup Commercial Mortgage Trust	6.096	12/10/49	855,967
		Series - 2008 C7 (Class A4)
104,428		Citigroup Commercial Mortgage Trust	5.205	12/11/49	105,182
		Series - 2007 CD4 (Class A2B)
585,000		Citigroup, Inc	5.322	12/11/49	643,989
		Series - 2007 CD4 (Class A4)
550,000	i	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.392	07/15/44	575,731
		Series - 2005 CD1 (Class AJ)
1,035,000		Citigroup/Deutsche Bank Commercial Mortgage Trust	5.617	10/15/48	1,142,527
		Series - 2006 CD3 (Class A5)
524,000		COMM Mortgage Trust	3.213	04/10/23	496,506
		Series - 0 CR7 (Class A4)
730,000		COMM Mortgage Trust	2.256	12/10/44	742,727
		Series - 2012 LC4 (Class A2)
500,000		COMM Mortgage Trust	2.752	08/15/45	488,258
		Series - 2012 CR2 (Class ASB)
522,000		COMM Mortgage Trust	1.906	01/10/46	517,978
		Series - 2013 LC6 (Class A2)
300,000	i	Commercial Mortgage Loan Trust	6.208	12/10/49	324,517
		Series - 2008 LS1 (Class ASM)
525,000	i	Commercial Mortgage Pass Through Certificates	5.940	06/10/46	577,064
		Series - 2006 C7 (Class A4)
255,000	i	Commercial Mortgage Pass Through Certificates	5.993	12/10/49	289,124
		Series - 2007 C9 (Class A4)
198,093	i	Credit Suisse First Boston Mortgage Securities Corp	5.253	08/15/36	198,056
		Series - 2003 C4 (Class B)
2,789,000		Credit Suisse First Boston Mortgage Securities Corp	4.829	11/15/37	2,908,389
		Series - 2004 C5 (Class A4)
500,000	i	Credit Suisse Mortgage Capital Certificates	5.569	02/15/39	546,204
		Series - 0 C1 (Class A4)
182,636		Credit Suisse Mortgage Capital Certificates	5.467	09/15/39	201,203
		Series - 2006 C4 (Class A3)
2,100,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	2,253,676
		Series - 2006 C4 (Class AM)
250,000	i	CS First Boston Mortgage Securities Corp	5.416	05/15/36	254,480
		Series - 2004 C2 (Class A2)
220,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	231,710
		Series - 2005 C5 (Class AJ)
625,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	666,508
		Series - 2005 C5 (Class A4)
113

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$217,949	i	GE Capital Commercial Mortgage Corp	5.439%	11/10/45	$222,699
		Series - 2005 C4 (Class ASB)
1,000,000	i	GE Capital Commercial Mortgage Corp	5.471	11/10/45	1,081,525
		Series - 2005 C4 (Class A4)
259,930		GMAC Commercial Mortgage Securities, Inc	5.023	04/10/40	260,830
		Series - 2003 C3 (Class A4)
163,507	i	Greenwich Capital Commercial Funding Corp	5.317	06/10/36	166,524
		Series - 0 GG1 (Class A7)
1,835,000	i	Greenwich Capital Commercial Funding Corp	5.224	04/10/37	1,966,032
		Series - 2005 GG5 (Class A5)
600,000	i	Greenwich Capital Commercial Funding Corp	5.277	04/10/37	637,608
		Series - 2005 GG5 (Class AM)
725,000	i	Greenwich Capital Commercial Funding Corp	6.056	07/10/38	803,628
		Series - 2006 GG7 (Class A4)
550,000		Greenwich Capital Commercial Funding Corp	5.444	03/10/39	607,933
		Series - 2007 GG9 (Class A4)
610,000		Greenwich Capital Commercial Funding Corp	5.475	03/10/39	641,205
		Series - 2007 GG9 (Class AM)
1,000,000		Greenwich Capital Commercial Funding Corp	5.736	12/10/49	1,119,958
		Series - 2007 GG11 (Class A4)
1,825,000	i	GS Mortgage Securities Corp II	5.553	04/10/38	1,987,828
		Series - 2006 GG6 (Class A4)
740,000	i	GS Mortgage Securities Corp II	5.622	04/10/38	791,584
		Series - 2006 GG6 (Class AM)
1,350,000		GS Mortgage Securities Corp II	5.560	11/10/39	1,495,121
		Series - 2006 GG8 (Class A4)
434,000		GS Mortgage Securities Corp II	3.314	01/10/45	442,493
		Series - 0 GC6 (Class AAB)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	279,023
		Series - 2013 GC10 (Class A5)
300,000		GS Mortgage Securities Corp II	3.279	02/10/46	277,623
		Series - 2013 GC10 (Class AS)
500,000		GS Mortgage Securities Trust	3.482	01/10/45	495,080
		Series - 2012 GC6 (Class A3)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	196,540
		Series - 0 GCJ7 (Class B)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633	12/05/27	102,297
		Series - 2009 IWST (Class A2)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.115	07/15/41	518,343
		Series - 2004 LN2 (Class A2)
1,125,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.429	12/12/43	1,236,077
		Series - 2006 CB17 (Class A4)
1,000,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.367	12/15/44	1,079,141
		Series - 2005 LDP5 (Class A4)
200,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.056	04/15/45	219,759
		Series - 2006 LDP7 (Class AM)
2,315,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.447	05/15/45	2,364,823
		Series - 2006 LDP8 (Class A3B)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	296,481
		Series - 2012 CBX (Class A4)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	521,844
		Series - 2011 C5 (Class A3)
114

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$468,485		JP Morgan Chase Commercial Mortgage Securities Corp	5.134%	05/15/47	$487,300
		Series - 2006 LDP9 (Class A2)
1,480,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	1,630,072
		Series - 2006 LDP9 (Class A3)
950,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	1,052,547
		Series - 2007 CB18 (Class A4)
450,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.003	06/15/49	472,076
		Series - 2007 LD11 (Class A3)
360,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.003	06/15/49	402,875
		Series - 2007 LD11 (Class A4)
400,000	i	LB-UBS Commercial Mortgage Trust	5.020	08/15/29	409,751
		Series - 2004 C6 (Class A6)
545,000		LB-UBS Commercial Mortgage Trust	4.742	02/15/30	569,320
		Series - 2005 C1 (Class A4)
415,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	439,401
		Series - 2005 C2 (Class A5)
380,000		LB-UBS Commercial Mortgage Trust	5.156	02/15/31	410,463
		Series - 2006 C1 (Class A4)
125,000		LB-UBS Commercial Mortgage Trust	5.372	09/15/39	137,502
		Series - 2006 C6 (Class A4)
200,000	i	LB-UBS Commercial Mortgage Trust	5.452	09/15/39	209,765
		Series - 2006 C6 (Class AJ)
1,405,000		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	1,561,112
		Series - 2007 C1 (Class A4)
970,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	1,063,969
		Series - 2007 C2 (Class A3)
875,000		LB-UBS Commercial Mortgage Trust	4.843	07/15/40	913,142
		Series - 2005 C3 (Class AJ)
600,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	652,169
		Series - 2007 C6 (Class AM)
384,066	i	LB-UBS Commercial Mortgage Trust	5.866	09/15/45	428,077
		Series - 2007 C7 (Class A3)
289,214	i	Merrill Lynch	5.382	07/12/46	295,808
		Series - 2006 3 (Class ASB)
143,815	i	Merrill Lynch Mortgage Trust	5.458	11/12/37	154,342
		Series - 2005 CKI1 (Class A6)
225,000	i	Merrill Lynch Mortgage Trust	5.458	11/12/37	232,033
		Series - 2005 CKI1 (Class AJ)
290,000	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	307,002
		Series - 2005 CIP1 (Class AM)
139,149	i	Merrill Lynch Mortgage Trust	5.827	05/12/39	139,268
		Series - 2006 C1 (Class A2)
235,000	i	Merrill Lynch Mortgage Trust	5.872	05/12/39	259,436
		Series - 2006 C1 (Class A4)
450,000	i	Merrill Lynch Mortgage Trust	6.038	06/12/50	468,955
		Series - 2007 C1 (Class A3)
475,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.665	02/12/39	518,675
		Series - 2006 1 (Class A4)
164,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.506	11/15/45	157,604
		Series - 2012 C6 (Class A3)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	55,814
		Series - 2013 C7 (Class A4)
115

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$750,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102%	05/15/46	$704,173
		Series - 2013 C9 (Class A4)
150,000	i	Morgan Stanley Capital I	5.607	04/15/38	150,776
		Series - 2003 IQ5 (Class C)
365,488		Morgan Stanley Capital I	4.970	04/14/40	375,615
		Series - 2004 HQ4 (Class A7)
505,000	i	Morgan Stanley Capital I	5.270	06/13/41	519,862
		Series - 2004 T15 (Class A4)
1,255,000		Morgan Stanley Capital I	5.168	01/14/42	1,311,349
		Series - 2005 HQ5 (Class A4)
590,000		Morgan Stanley Capital I	5.364	03/15/44	654,752
		Series - 2007 IQ13 (Class A4)
219,169	i	Morgan Stanley Capital I	5.731	07/12/44	242,192
		Series - 2006 HQ9 (Class A4)
750,000		Morgan Stanley Capital I	5.569	12/15/44	812,722
		Series - 2007 HQ13 (Class A3)
250,000		Morgan Stanley Capital I	2.111	03/15/45	252,869
		Series - 2012 C4 (Class A2)
1,250,000		Morgan Stanley Capital I	3.244	03/15/45	1,214,180
		Series - 2012 C4 (Class A4)
1,550,000	i	Morgan Stanley Capital I	5.692	04/15/49	1,725,954
		Series - 2007 IQ14 (Class A4)
205,000	i	Morgan Stanley Capital I	5.544	11/12/49	222,417
		Series - 2007 T25 (Class AM)
1,750,000		Morgan Stanley Capital I	5.809	12/12/49	1,975,195
		Series - 2007 IQ16 (Class A4)
245,000		Morgan Stanley Capital I	4.770	07/15/56	256,138
		Series - 0 IQ9 (Class AJ)
500,000	i	TIAA Seasoned Commercial Mortgage Trust	5.526	08/15/39	537,841
		Series - 2007 C4 (Class AJ)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	03/10/23	475,955
		Series - 0 C6 (Class A4)
1,500,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,441,539
		Series - 2013 C5 (Class A4)
1,000,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	983,645
		Series - 2012 C2 (Class A4)
400,000		UBS Citigroup Commercial Mortgage Trust	3.595	01/10/45	400,091
		Series - 2011 C1 (Class A3)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	102,558
		Series - 2012 C1 (Class B)
100,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	110,988
		Series - 2007 C30 (Class A5)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.465	12/15/44	1,082,204
		Series - 2005 C22 (Class A4)
730,228	i	Wachovia Bank Commercial Mortgage Trust	5.515	12/15/44	780,844
		Series - 2005 C22 (Class AM)
105,000	i	Wachovia Bank Commercial Mortgage Trust	5.515	01/15/45	110,348
		Series - 2006 C23 (Class AJ)
82,428		Wachovia Bank Commercial Mortgage Trust	5.576	03/15/45	83,296
		Series - 2006 C24 (Class APB)
116

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$750,000		Wachovia Bank Commercial Mortgage Trust	5.678%	05/15/46	$841,346
		Series - 2007 C34 (Class A3)
300,000	i	Wachovia Bank Commercial Mortgage Trust	5.603	10/15/48	324,716
		Series - 2006 C28 (Class AM)
1,225,000	i	Wachovia Bank Commercial Mortgage Trust	6.122	02/15/51	1,362,728
		Series - 2007 C33 (Class A4)
200,000	i	Wachovia Bank Commercial Mortgage Trust	6.122	02/15/51	227,604
		Series - 2007 C33 (Class A5)
1,250,000		WF-RBS Commercial Mortgage Trust	2.684	11/15/44	1,285,757
		Series - 2011 C5 (Class A2)
250,000	i	WF-RBS Commercial Mortgage Trust	5.005	06/15/45	247,292
		Series - 0 C7 (Class C)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	376,982
		Series - 2012 C8 (Class A3)
336,882		WF-RBS Commercial Mortgage Trust	0.735	03/15/48	332,213
		Series - 2013 C12 (Class A1)
500,000		WF-RBS Commercial Mortgage Trust	3.198	03/15/48	474,549
		Series - 2013 C12 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			78,841,319

		TOTAL STRUCTURED ASSETS			97,484,758
		(Cost $96,735,985)

		TOTAL BONDS			4,440,106,485
		(Cost $4,472,895,820)

SHORT-TERM INVESTMENTS - 0.6%
TREASURY DEBT - 0.6%
14,450,000		United States Treasury Bill	0.088	09/05/13	14,449,465
10,000,000		United States Treasury Bill	0.056	11/07/13	9,998,210
		TOTAL TREASURY DEBT			24,447,675

		TOTAL SHORT-TERM INVESTMENTS			24,447,675
		(Cost $24,445,693)

		TOTAL INVESTMENTS - 100.0%			4,464,554,160
		(Cost $4,497,341,513)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			972,199
		NET ASSETS - 100.0%			$4,465,526,359

Abbreviation(s):
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2013, the aggregate value of these securities was $16,321,910 or 0.4% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon.
m	Indicates a security that has been deemed illiquid.
117

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS

BOND PLUS FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 4.1%

AUTOMOBILES & COMPONENTS - 0.2%
$2,341,394	i	Allison Transmission Holdings, Inc	4.250%	08/23/19	$2,345,422
		TOTAL AUTOMOBILES & COMPONENTS			2,345,422

CAPITAL GOODS - 1.0%
794,000	i	FMG Resources August 2006 Pty Ltd	5.250	10/18/17	788,664
1,309,167	i	Generac Power Systems, Inc	6.250	05/30/18	1,297,711
962,985	i	Huntington Ingalls Industries, Inc	2.750	03/30/16	962,985
3,000,000	i	Schaeffler AG.	4.250	01/27/17	3,000,750
970,125	i	Sequa Corp	5.250	05/19/17	970,930
149,250	i	Silver II Borrower S.C.A	4.000	12/13/19	147,913
2,191,410	i	Tomkins LLC	4.000	09/29/16	2,197,437
2,947,597	i	TransDigm, Inc	3.750	02/28/20	2,905,476
		TOTAL CAPITAL GOODS			12,271,866

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
997,494	i	Pilot Corp	4.250	08/07/19	981,913
2,000,000	h	Scientific Games International, Inc	1.000	05/22/20	1,968,340
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			2,950,253

CONSUMER SERVICES - 0.4%
900,000	i	ARAMARK Corp	4.000	09/07/19	896,625
1,402,492	i	Burger King Corp	3.750	09/28/19	1,407,247
2,211,680	i	DineEquity, Inc	3.750	10/19/17	2,213,648
597,000	i	MGM Resorts International	4.250	12/20/19	592,522
349,210	i	Penn National Gaming, Inc	3.750	07/14/18	350,272
77,922	i	Spin Holdco, Inc	4.250	05/14/19	77,484
		TOTAL CONSUMER SERVICES			5,537,798

DIVERSIFIED FINANCIALS - 0.1%
297,751	i	Fox Acquisition Sub LLC	5.500	07/14/17	300,172
1,933,947	i	TransUnion LLC	4.250	02/10/19	1,939,749
		TOTAL DIVERSIFIED FINANCIALS			2,239,921

ENERGY - 0.2%
2,970,009	i	Arch Coal, Inc	5.750	05/16/18	2,954,238
		TOTAL ENERGY			2,954,238

FOOD & STAPLES RETAILING - 0.2%
1,000,000	i	Rite Aid Corp	5.750	08/01/20	1,012,500
1,500,000	i	Rite Aid Corp	4.875	06/21/21	1,494,375
		TOTAL FOOD & STAPLES RETAILING			2,506,875
118

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
FOOD BEVERAGE & TOBACCO - 0.2%
$2,300,000	i	HJ Heinz Co	3.500%	06/05/20	$2,297,378
		TOTAL FOOD BEVERAGE & TOBACCO			2,297,378

FOOD, BEVERAGE & TOBACCO - 0.2%
3,254,286	i	Del Monte Foods Co	4.000	03/08/18	3,239,382
		TOTAL FOOD, BEVERAGE & TOBACCO			3,239,382

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
1,000,000	i	Apria Healthcare Group, Inc	6.750	04/05/20	999,690
2,586,609	i	Capsugel Holdings US, Inc	4.750	08/01/18	2,593,076
3,000,000	i	HCA, Inc	2.945	05/01/18	2,984,520
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			6,577,286

INSURANCE - 0.1%
1,218,875	i	Compass Investors, Inc	5.000	12/27/19	1,221,166
		TOTAL INSURANCE			1,221,166

MATERIALS - 0.1%
1,025,000	i	Tronox Pigments BV	1.000	03/19/20	1,028,260
		TOTAL MATERIALS			1,028,260

MEDIA - 0.3%
2,500,000	i	CSC Holdings LLC	2.695	04/17/20	2,468,750
2,000,000	i	Virgin Media Investment Holdings Ltd	3.500	06/07/20	1,976,120
		TOTAL MEDIA			4,444,870

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
1,591,651	i	NBTY, Inc	3.500	10/01/17	1,588,420
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,588,420

REAL ESTATE - 0.0%
250,000	h,i	Four Seasons Holdings, Inc	1.000	06/24/20	250,938
100,000	h,i	Four Seasons Holdings, Inc	1.000	12/24/20	100,750
		TOTAL REAL ESTATE			351,688

RETAILING - 0.1%
1,977,556	i	Academy Ltd	4.750	08/03/18	1,981,887
		TOTAL RETAILING			1,981,887

SOFTWARE & SERVICES - 0.2%
963,779	i	IMS Health, Inc	3.750	09/01/17	962,574
1,351,103	i	Lawson Software, Inc	5.250	04/05/18	1,352,508
796,000	i	RP Crown Parent LLC	6.750	12/21/18	798,325
498,750	i	SunGard Data Systems, Inc	4.500	01/31/20	499,688
		TOTAL SOFTWARE & SERVICES			3,613,095

TELECOMMUNICATION SERVICES - 0.1%
992,481	i	Windstream Corp	4.000	08/08/19	994,804
		TOTAL TELECOMMUNICATION SERVICES			994,804
119

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
UTILITIES - 0.0%
$248,125	i	Calpine Corp	4.000%	10/09/19	$247,661
		TOTAL UTILITIES			247,661

		TOTAL BANK LOAN OBLIGATIONS			58,392,270
		(Cost $58,390,738)

BONDS - 90.2%

CORPORATE BONDS - 40.6%

AUTOMOBILES & COMPONENTS - 0.2%
1,000,000		DaimlerChrysler Group LLC	8.000	06/15/19	1,091,250
1,450,000		Ford Motor Co	4.750	01/15/43	1,275,407
775,000	g	TRW Automotive, Inc	4.500	03/01/21	773,062
		TOTAL AUTOMOBILES & COMPONENTS			3,139,719

BANKS - 4.5%
750,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.875	09/25/17	795,900
2,000,000	g	Australia & New Zealand Banking Group Ltd	2.400	11/23/16	2,069,800
1,025,000	g	Banco Davivienda S.A.	2.950	01/29/18	968,625
750,000	g	Banco de Credito del Peru	4.250	04/01/23	691,875
475,000	g	Banco de Credito e Inversiones	4.000	02/11/23	447,821
750,000		Banco de Oro Unibank, Inc	3.875	04/22/16	751,196
750,000	g,i	Banco do Brasil S.A.	6.250	12/30/49	660,000
750,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	4.125	11/09/22	703,125
865,000		Bancolombia S.A.	5.950	06/03/21	919,062
370,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	365,967
1,000,000	g	Bank of India	3.625	09/21/18	938,400
6,450,000	g	Bank of Montreal	2.625	01/25/16	6,727,350
1,450,000	g	Bank of Nova Scotia	1.450	07/26/13	1,450,870
1,500,000	g	Bank of Nova Scotia	1.650	10/29/15	1,529,100
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	4,955,040
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,010,714
1,000,000		BB&T Corp	1.450	01/12/18	966,070
375,000		BB&T Corp	2.050	06/19/18	369,540
750,000	g	BBVA Banco Continental S.A.	2.250	07/29/16	727,500
450,000	g	BBVA Banco Continental S.A.	3.250	04/08/18	437,625
1,000,000	g	Caixa Economica Federal	2.375	11/06/17	922,500
1,750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	1,829,975
300,000		Capital One Bank USA NA	3.375	02/15/23	283,576
225,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	226,579
3,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	2,868,816
1,000,000	g	HSBC Bank plc	3.100	05/24/16	1,049,178
2,500,000	g	HSBC Bank plc	1.500	05/15/18	2,409,217
500,000	g	HSBC Bank plc	4.125	08/12/20	523,728
1,150,000		HSBC USA, Inc	2.375	02/13/15	1,175,163
1,000,000		HSBC USA, Inc	1.625	01/16/18	975,613
335,000		JPMorgan Chase & Co	5.125	09/15/14	351,470
2,948,000		JPMorgan Chase & Co	3.150	07/05/16	3,061,793
1,000,000		JPMorgan Chase & Co	1.800	01/25/18	967,361
1,750,000		JPMorgan Chase & Co	1.625	05/15/18	1,677,685
120

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$750,000		JPMorgan Chase & Co	5.400%	01/06/42	$793,306
400,000	i	JPMorgan Chase & Co	5.150	12/30/49	381,000
750,000	i	Malayan Banking Bhd	3.250	09/20/22	725,504
250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	257,041
1,150,000	g	PKO Finance AB	4.630	09/26/22	1,117,340
2,075,000		PNC Bank NA	2.950	01/30/23	1,914,270
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	897,750
1,750,000	g	State Bank of India	3.250	04/18/18	1,638,875
125,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	130,207
425,000		Toronto-Dominion Bank	2.500	07/14/16	440,566
2,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	2,031,400
1,000,000	g	Turkiye Halk Bankasi AS.	4.875	07/19/17	1,000,000
1,000,000	g	Turkiye Is Bankasi	3.750	10/10/18	940,000
725,000	g	Turkiye Is Bankasi	6.000	10/24/22	708,687
500,000		Union Bank NA	2.125	06/16/17	499,477
100,000		Union Bank of California NA	5.950	05/11/16	112,080
400,000		UnionBanCal Corp	3.500	06/18/22	391,604
1,000,000		US Bancorp	1.650	05/15/17	996,915
475,000		US Bancorp	2.950	07/15/22	440,633
350,000		Wachovia Bank NA	5.850	02/01/37	390,027
500,000		Wells Fargo & Co	1.500	07/01/15	505,697
650,000		Wells Fargo & Co	2.100	05/08/17	652,324
1,250,000		Wells Fargo & Co	1.500	01/16/18	1,219,158
		TOTAL BANKS			63,992,095

CAPITAL GOODS - 1.3%
1,000,000		Access Midstream Partners LP	5.875	04/15/21	1,015,000
155,000		Access Midstream Partners LP	4.875	05/15/23	143,763
250,000		Alliant Techsystems, Inc	6.875	09/15/20	265,000
825,000	o	Alphabet Holding Co, Inc	7.750	11/01/17	845,625
225,000		Anixter, Inc	5.625	05/01/19	232,875
700,000		Caterpillar Financial Services Corp	1.250	11/06/17	682,189
1,200,000		Caterpillar, Inc	1.375	05/27/14	1,209,175
950,000		Caterpillar, Inc	1.500	06/26/17	940,448
500,000		Chesapeake Midstream Partners LP	6.125	07/15/22	506,250
1,600,000		Danaher Corp	1.300	06/23/14	1,611,118
650,000		Deere & Co	2.600	06/08/22	619,503
625,000	g	EADS Finance BV	2.700	04/17/23	579,119
470,000	g	Ferreycorp SAA	4.875	04/26/20	441,800
500,000		Harsco Corp	5.125	09/15/13	504,171
837,500		Huntington Ingalls Industries, Inc	6.875	03/15/18	895,078
660,000	g	Rexel S.A.	6.125	12/15/19	673,200
500,000	g	Rexel S.A.	5.250	06/15/20	498,750
100,000	g	Schaeffler Finance BV	7.750	02/15/17	110,500
600,000	g	Schaeffler Finance BV	8.500	02/15/19	669,000
500,000		Seagate HDD Cayman	6.875	05/01/20	530,000
920,000		Seagate HDD Cayman	7.000	11/01/21	984,400
947,000	g	Sealed Air Corp	8.125	09/15/19	1,055,905
947,000	g	Sealed Air Corp	8.375	09/15/21	1,070,110
115,000	g	Sealed Air Corp	5.250	04/01/23	111,837
75,000	g	Silver II Borrower	7.750	12/15/20	75,375
1,000,000		SPX Corp	6.875	09/01/17	1,080,000
121

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$772,000		Tomkins LLC	9.000%	10/01/18	$841,480
500,000		TransDigm, Inc	7.750	12/15/18	526,250
575,000	g	Turlock Corp	1.500	11/02/17	558,162
150,000	g	Turlock Corp	4.000	11/02/32	140,247
875,000		United Technologies Corp	1.800	06/01/17	878,205
		TOTAL CAPITAL GOODS			20,294,535

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
1,225,000		Clean Harbors, Inc	5.125	06/01/21	1,234,187
670,000		Republic Services, Inc	3.800	05/15/18	707,690
375,000		Republic Services, Inc	6.200	03/01/40	427,724
1,000,000		RR Donnelley & Sons Co	7.875	03/15/21	1,020,000
250,000		RR Donnelley & Sons Co	7.250	05/15/18	258,750
1,925,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	2,002,000
750,000		Waste Management, Inc	2.900	09/15/22	689,271
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			6,339,622

CONSUMER DURABLES & APPAREL - 0.4%
525,000	g	Arcelik AS.	5.000	04/03/23	469,875
275,000		DR Horton, Inc	4.750	05/15/17	283,938
761,000		DR Horton, Inc	3.625	02/15/18	747,682
500,000		Hanesbrands, Inc	6.375	12/15/20	533,125
500,000		Levi Strauss & Co	6.875	05/01/22	542,500
2,000,000		Libbey Glass, Inc	6.875	05/15/20	2,092,500
1,100,000		Whirlpool Corp	8.600	05/01/14	1,167,841
225,000		Whirlpool Corp	3.700	03/01/23	215,643
		TOTAL CONSUMER DURABLES & APPAREL			6,053,104

CONSUMER SERVICES - 1.1%
795,000		Ameristar Casinos, Inc	7.500	04/15/21	826,800
350,000	g	ARAMARK Corp	5.750	03/15/20	357,875
1,000,000	g	Barry Callebaut Services NV	5.500	06/15/23	1,006,540
610,000	g	BC Luxco S.A.	7.375	01/29/20	579,500
1,500,000		Boyd Gaming Corp	9.000	07/01/20	1,520,625
500,000		DineEquity, Inc	9.500	10/30/18	555,000
325,000		Marina District Finance Co, Inc	9.500	10/15/15	338,000
500,000		MGM Resorts International	6.750	10/01/20	517,500
300,000		Royal Caribbean Cruises Ltd	5.250	11/15/22	294,000
1,000,000	g	SABMiller Holdings, Inc	3.750	01/15/22	1,017,686
500,000	g,h	Service Corp International	5.375	01/15/22	498,750
1,445,000	g	Six Flags Entertainment Corp	5.250	01/15/21	1,394,425
1,400,000		Speedway Motorsports, Inc	6.750	02/01/19	1,463,000
1,060,000	g	Transnet Ltd	4.500	02/10/16	1,086,500
665,000	g	Transnet SOC Ltd	4.000	07/26/22	581,476
4,000,000		University of Chicago	4.151	10/01/45	3,603,964
1,000,000		Walt Disney Co	1.125	02/15/17	982,930
		TOTAL CONSUMER SERVICES			16,624,571

DIVERSIFIED FINANCIALS - 6.7%
545,000	g	Abbey National Treasury Services plc	3.875	11/10/14	561,206
335,000		Abbey National Treasury Services plc	4.000	04/27/16	353,969
700,000	g	Ajecorp BV	6.500	05/14/22	712,600
122

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$600,000		American Express Centurion Bank	0.875%	11/13/15	$598,502
875,000		American Express Centurion Bank	6.000	09/13/17	1,005,501
1,375,000		American Express Credit Corp	1.750	06/12/15	1,393,657
250,000		American Express Credit Corp	2.800	09/19/16	259,555
750,000	g	Aralco Finance SA	10.125	05/07/20	671,845
3,475,000		Bank of America Corp	3.750	07/12/16	3,642,783
650,000		Bank of America Corp	5.300	03/15/17	704,980
25,000		Bank of America Corp	6.000	09/01/17	28,024
350,000		Bank of America Corp	5.750	12/01/17	388,981
5,350,000		Bank of America Corp	2.000	01/11/18	5,182,085
1,000,000		Bank of America Corp	5.490	03/15/19	1,078,240
1,100,000		Bank of America Corp	5.875	02/07/42	1,229,811
500,000		Bank of New York Mellon Corp	1.200	02/20/15	504,055
1,350,000	i	Bank of New York Mellon Corp	1.969	06/20/17	1,358,034
275,000		Bank of New York Mellon Corp	5.450	05/15/19	317,662
1,000,000	g	BBVA Bancomer S.A.	6.750	09/30/22	1,080,000
500,000		BlackRock, Inc	3.500	12/10/14	520,172
825,000		BlackRock, Inc	1.375	06/01/15	835,991
1,350,000		BlackRock, Inc	4.250	05/24/21	1,440,534
500,000		BlackRock, Inc	3.375	06/01/22	499,866
2,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	2,082,400
3,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	3,023,400
1,575,000		Capital One Financial Corp	3.150	07/15/16	1,635,863
1,000,000		Celanese US Holdings LLC	4.625	11/15/22	981,250
1,000,000		Citigroup, Inc	2.250	08/07/15	1,016,810
285,000		Citigroup, Inc	5.000	09/15/14	296,180
425,000		Citigroup, Inc	5.500	10/15/14	447,008
3,000,000		Citigroup, Inc	1.250	01/15/16	2,964,138
1,225,000		Citigroup, Inc	1.300	04/01/16	1,210,468
7,450,000		Citigroup, Inc	1.750	05/01/18	7,124,152
3,050,000		Citigroup, Inc	3.500	05/15/23	2,739,303
300,000		Citigroup, Inc	5.875	01/30/42	330,088
300,000		Countrywide Financial Corp	6.250	05/15/16	327,145
1,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	1,503,162
1,050,000		Ford Motor Credit Co LLC	2.375	01/16/18	1,010,989
1,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	1,082,926
850,000		General Electric Capital Corp	1.875	09/16/13	852,730
950,000		General Electric Capital Corp	2.300	04/27/17	963,119
5,450,000		General Electric Capital Corp	3.100	01/09/23	5,148,429
400,000		General Electric Capital Corp	6.875	01/10/39	492,960
500,000	g	General Motors Financial Co, Inc	2.750	05/15/16	491,875
575,000	g	General Motors Financial Co, Inc	3.250	05/15/18	559,188
150,000	g	General Motors Financial Co, Inc	4.250	05/15/23	139,687
275,000		Goldman Sachs Group, Inc	3.300	05/03/15	283,449
2,725,000		Goldman Sachs Group, Inc	2.375	01/22/18	2,675,492
1,000,000		Goldman Sachs Group, Inc	3.625	01/22/23	956,773
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	150,930
375,000		Goldman Sachs Group, Inc	6.750	10/01/37	384,137
500,000		Goldman Sachs Group, Inc	6.250	02/01/41	565,492
1,165,000		HSBC Finance Corp	4.750	07/15/13	1,166,539
200,000	g	International Lease Finance Corp	6.500	09/01/14	208,000
1,420,000		International Lease Finance Corp	5.750	05/15/16	1,459,240
123

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,300,000		International Lease Finance Corp	3.875%	04/15/18	$1,222,000
1,000,000		International Lease Finance Corp	5.875	08/15/22	991,250
625,000	g	Inversiones CMPC S.A.	4.500	04/25/22	603,416
750,000	g	Inversiones CMPC S.A.	4.375	05/15/23	717,844
1,705,000		John Deere Capital Corp	2.250	06/07/16	1,759,122
500,000		John Deere Capital Corp	1.400	03/15/17	494,770
375,000		John Deere Capital Corp	2.750	03/15/22	358,453
300,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	339,270
1,500,000	g	LUKOIL International Finance BV	4.563	04/24/23	1,395,000
800,000		Merrill Lynch & Co, Inc	6.400	08/28/17	903,331
1,200,000		Morgan Stanley	1.750	02/25/16	1,188,803
2,000,000		Morgan Stanley	2.125	04/25/18	1,914,062
1,000,000		Morgan Stanley	5.500	07/28/21	1,067,828
1,850,000		Morgan Stanley	4.100	05/22/23	1,709,250
500,000		Morgan Stanley	6.375	07/24/42	557,829
267,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	267,000
250,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	346,368
750,000	g	Odebrecht Finance Ltd	4.375	04/25/25	671,250
450,000		State Street Corp	4.300	05/30/14	465,906
1,675,000		State Street Corp	1.350	05/15/18	1,627,581
700,000		State Street Corp	3.100	05/15/23	655,670
575,000		SunTrust Bank	2.750	05/01/23	529,053
2,700,000	g	Temasek Financial I Ltd	2.375	01/23/23	2,398,445
500,000		Toyota Motor Credit Corp	2.050	01/12/17	505,745
750,000	g	Turkiye Vakiflar Bankasi Tao	3.750	04/15/18	705,000
582,000		UBS AG.	2.250	01/28/14	587,600
		TOTAL DIVERSIFIED FINANCIALS			92,623,221

ENERGY - 4.5%
160,000		Anadarko Petroleum Corp	6.950	06/15/19	192,244
325,000		Apache Corp	1.750	04/15/17	325,440
855,000		Apache Corp	4.750	04/15/43	810,979
500,000		Arch Coal, Inc	8.750	08/01/16	500,000
833,000		Arch Coal, Inc	7.000	06/15/19	693,473
1,500,000	g	Ashland, Inc	3.875	04/15/18	1,485,000
350,000		Baker Hughes, Inc	3.200	08/15/21	354,426
1,000,000		BP Capital Markets plc	5.250	11/07/13	1,016,634
3,600,000		BP Capital Markets plc	1.375	05/10/18	3,470,011
400,000		Chaparral Energy, Inc	7.625	11/15/22	408,000
500,000		Chesapeake Energy Corp	5.375	06/15/21	497,500
227,000		Chesapeake Energy Corp	5.750	03/15/23	229,837
770,000		Cimarex Energy Co	5.875	05/01/22	796,950
500,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	526,250
950,000		Concho Resources, Inc	5.500	04/01/23	935,750
575,000		ConocoPhillips	6.500	02/01/39	723,352
500,000		Consol Energy Inc	8.250	04/01/20	523,750
1,340,000		Continental Resources, Inc	5.000	09/15/22	1,363,450
580,000		Crosstex Energy LP	7.125	06/01/22	585,800
1,575,000		Crosstex Energy, Inc	8.875	02/15/18	1,669,500
790,000		Denbury Resources, Inc	4.625	07/15/23	728,775
625,000		Devon Energy Corp	1.875	05/15/17	616,528
500,000		Devon Energy Corp	5.600	07/15/41	518,111
124

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Devon Energy Corp	4.750%	05/15/42	$280,045
300,000	g	Drill Rigs Holdings, Inc	6.500	10/01/17	299,250
825,000	g	EDC Finance Ltd	4.875	04/17/20	754,875
500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	538,489
470,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	458,571
275,000		Enterprise Products Operating LLC	5.600	10/15/14	291,114
75,000		Enterprise Products Operating LLC	5.000	03/01/15	79,900
750,000		Enterprise Products Operating LLC	4.850	03/15/44	711,332
300,000		EOG Resources, Inc	2.625	03/15/23	280,723
1,250,000		EP Energy LLC	6.875	05/01/19	1,337,500
400,000	g	Exterran Partners LP	6.000	04/01/21	394,000
1,500,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	1,557,495
1,000,000	g	Gazprom OAO Via Gaz Capital S.A.	3.850	02/06/20	930,000
850,000		Halcon Resources Corp	8.875	05/15/21	824,500
285,000		Hess Corp	5.600	02/15/41	292,407
950,000	g	Indo Energy Finance II BV	6.375	01/24/23	828,875
715,000	g	KMG Finance Sub BV	6.375	04/09/21	775,775
750,000		Marathon Petroleum Corp	3.500	03/01/16	787,284
275,000		MarkWest Energy Partners LP	6.750	11/01/20	290,125
425,000		MarkWest Energy Partners LP	5.500	02/15/23	418,625
300,000		Newfield Exploration Co	5.750	01/30/22	297,000
900,000		Newfield Exploration Co	5.625	07/01/24	873,000
125,000		Noble Holding International Ltd	3.450	08/01/15	129,596
350,000		Noble Holding International Ltd	4.900	08/01/20	368,617
750,000	g	Novatek OAO via Novatek Finance Ltd	4.422	12/13/22	688,125
1,225,000		Occidental Petroleum Corp	1.500	02/15/18	1,197,437
350,000		Occidental Petroleum Corp	4.100	02/01/21	369,635
500,000		Peabody Energy Corp	7.375	11/01/16	555,000
275,000		Pemex Project Funding Master Trust	6.625	06/15/35	288,750
725,000	g	Pertamina Persero PT	4.300	05/20/23	670,625
600,000	g	Pertamina Persero PT	6.000	05/03/42	561,000
675,000	g	Pertamina PT	5.250	05/23/21	668,250
500,000	g	Pertamina PT	6.500	05/27/41	482,500
925,000	i	Petrobras Global Finance BV	1.894	05/20/16	919,450
1,000,000	i	Petrobras Global Finance BV	2.414	01/15/19	980,000
750,000		Petrobras Global Finance BV	4.375	05/20/23	688,007
1,500,000		Petrobras International Finance Co	3.875	01/27/16	1,543,239
500,000		Petrobras International Finance Co	7.875	03/15/19	578,182
325,000		Petroleos Mexicanos	5.500	01/21/21	346,125
600,000	g	Petroleos Mexicanos	3.500	01/30/23	553,500
540,000		Petroleos Mexicanos	6.500	06/02/41	557,550
575,000		Petroleos Mexicanos	5.500	06/27/44	517,500
430,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	535,350
700,000		Phillips 66	1.950	03/05/15	710,855
625,000		Phillips 66	4.300	04/01/22	645,766
3,935,000		Plains Exploration & Production Co	6.500	11/15/20	4,171,907
800,000		Precision Drilling Trust	6.625	11/15/20	812,000
500,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	534,290
500,000		Range Resources Corp	5.750	06/01/21	515,000
600,000		Regency Energy Partners LP	6.500	07/15/21	627,000
200,000		Regency Energy Partners LP	5.500	04/15/23	197,000
750,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	4.199	03/06/22	694,875
125

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$600,000	g	Schlumberger Investment S.A.	2.400%	08/01/22	$556,666
1,175,000		SESI LLC	7.125	12/15/21	1,269,000
525,000		Shell International Finance BV	4.300	09/22/19	582,592
125,000		Shell International Finance BV	6.375	12/15/38	161,042
1,000,000	g	Sibur Securities Ltd	3.914	01/31/18	925,000
300,000		SM Energy Co	6.500	01/01/23	315,000
1,000,000		Southwestern Energy Co	4.100	03/15/22	995,735
200,000		Statoil ASA	2.900	10/15/14	205,761
200,000		Statoil ASA	1.200	01/17/18	194,513
375,000		Statoil ASA	2.450	01/17/23	347,393
650,000		Total Capital Canada Ltd	1.450	01/15/18	634,894
1,000,000		Total Capital International S.A.	1.500	02/17/17	993,253
500,000		TransCanada Pipelines Ltd	5.850	03/15/36	570,034
250,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	260,710
415,000		Vale Overseas Ltd	4.375	01/11/22	394,182
125,000		Vale Overseas Ltd	6.875	11/21/36	126,561
		TOTAL ENERGY			62,912,112

FOOD & STAPLES RETAILING - 0.3%
185,000		CVS Caremark Corp	3.250	05/18/15	192,528
488,000		CVS Caremark Corp	5.750	06/01/17	560,621
1,750,000		CVS Caremark Corp	2.750	12/01/22	1,635,018
2,000,000	g	Ingles Markets, Inc	5.750	06/15/23	1,975,000
		TOTAL FOOD & STAPLES RETAILING			4,363,167

FOOD, BEVERAGE & TOBACCO - 1.2%
1,000,000		Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	938,224
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	523,167
1,250,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	1,230,251
775,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	723,539
255,000		B&G Foods, Inc	4.625	06/01/21	243,525
750,000	g	BRF-Brasil Foods S.A.	5.875	06/06/22	769,725
385,000	g	BRF-Brasil Foods S.A.	3.950	05/22/23	338,800
750,000		Coca-Cola Co	0.750	03/13/15	752,625
225,000		ConAgra Foods, Inc	1.300	01/25/16	225,371
200,000	g	Cosan Luxembourg S.A.	5.000	03/14/23	190,000
500,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	452,711
2,625,000		Kraft Foods, Inc	5.375	02/10/20	2,944,342
620,000		Kraft Foods, Inc	6.500	02/09/40	739,743
25,000		PepsiAmericas, Inc	4.375	02/15/14	25,581
38,000		PepsiCo, Inc	7.900	11/01/18	48,671
2,500,000		PepsiCo, Inc	2.750	03/01/23	2,365,440
1,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	1,023,210
550,000		Philip Morris International, Inc	6.875	03/17/14	574,851
100,000		Philip Morris International, Inc	6.375	05/16/38	118,846
1,080,000		Post Holdings, Inc	7.375	02/15/22	1,155,600
430,000		Smithfield Foods, Inc	6.625	08/15/22	462,250
500,000		TreeHouse Foods, Inc	7.750	03/01/18	529,375
		TOTAL FOOD, BEVERAGE & TOBACCO			16,375,847

HEALTH CARE EQUIPMENT & SERVICES - 1.0%
800,000		Baxter International, Inc	3.200	06/15/23	784,702
126

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000		Becton Dickinson and Co	1.750%	11/08/16	$254,296
225,000		CHS/Community Health Systems	5.125	08/15/18	228,375
1,000,000		CHS/Community Health Systems	8.000	11/15/19	1,063,750
750,000		Covidien International Finance S.A.	1.350	05/29/15	756,472
375,000		Covidien International Finance S.A.	3.200	06/15/22	369,870
3,100,000		Express Scripts Holding Co	2.100	02/12/15	3,152,653
625,000		Express Scripts Holding Co	3.900	02/15/22	632,830
1,722,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	1,808,100
165,000		HCA, Inc	6.500	02/15/20	178,509
500,000		HCA, Inc	7.875	02/15/20	538,438
975,000		HCA, Inc	5.875	03/15/22	1,000,594
450,000		Healthsouth Corp	7.250	10/01/18	480,375
900,000		Kinetic Concepts, Inc	10.500	11/01/18	967,500
1,500,000		LifePoint Hospitals, Inc	6.625	10/01/20	1,593,750
325,000	g	Mallinckrodt International Finance S.A.	3.500	04/15/18	321,281
475,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	481,963
525,000	g,h	VPII Escrow Corp	7.500	07/15/21	543,375
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			15,156,833

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
500,000		Clorox Co	3.800	11/15/21	506,133
380,000		Colgate-Palmolive Co	2.300	05/03/22	358,969
375,000		Ecolab, Inc	1.450	12/08/17	364,230
405,000	g	First Quality Finance Co, Inc	4.625	05/15/21	384,750
1,125,000		Reynolds Group Issuer, Inc	5.750	10/15/20	1,133,437
175,000	g	Spectrum Brands Escrow Corp	6.375	11/15/20	183,312
175,000	g	Spectrum Brands Escrow Corp	6.625	11/15/22	183,313
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			3,114,144

INSURANCE - 1.9%
275,000		ACE INA Holdings, Inc	5.875	06/15/14	288,023
250,000		Aetna, Inc	1.500	11/15/17	242,723
240,000		Aetna, Inc	6.500	09/15/18	284,307
150,000		Aetna, Inc	6.625	06/15/36	180,106
675,000		Allstate Corp	3.150	06/15/23	655,376
700,000		Allstate Corp	4.500	06/15/43	690,103
500,000		American International Group, Inc	3.650	01/15/14	507,225
2,700,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	2,611,205
2,000,000	g,i	Caelus Re Ltd	5.270	03/07/16	1,975,400
400,000		Chubb Corp	6.000	05/11/37	479,458
80,000		CIGNA Corp	5.125	06/15/20	86,836
1,000,000		CIGNA Corp	4.500	03/15/21	1,066,368
1,400,000	g	Fidelity & Guaranty Life Holdings, Inc	6.375	04/01/21	1,358,000
525,000		Hartford Financial Services Group, Inc	4.000	03/30/15	548,933
925,000		Hartford Financial Services Group, Inc	4.000	10/15/17	980,898
250,000		Lincoln National Corp	7.000	06/15/40	310,721
525,000	g	MetLife Institutional Funding II	1.625	04/02/15	531,653
525,000		Metlife, Inc	6.750	06/01/16	600,879
275,000		Metlife, Inc	5.700	06/15/35	304,886
1,000,000		Metlife, Inc	4.125	08/13/42	889,369
1,500,000	g	Onex USI Aquisition Corp	7.750	01/15/21	1,477,500
200,000		Principal Financial Group, Inc	1.850	11/15/17	196,421
127

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$600,000	g	Principal Life Global Funding I	5.125%	10/15/13	$607,937
750,000		Prudential Financial, Inc	5.400	06/13/35	751,217
3,400,000	i	Prudential Financial, Inc	5.200	03/15/44	3,213,000
300,000	g	Prudential Funding LLC	6.750	09/15/23	335,708
175,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	162,610
450,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	395,940
300,000		Travelers Cos, Inc	5.800	05/15/18	350,897
2,450,000		UnitedHealth Group, Inc	1.400	10/15/17	2,405,510
275,000		WellPoint, Inc	5.850	01/15/36	305,306
500,000		WellPoint, Inc	4.625	05/15/42	463,786
2,000,000		Willis Group Holdings plc	4.125	03/15/16	2,093,666
150,000		WR Berkley Corp	5.375	09/15/20	162,996
		TOTAL INSURANCE			27,514,963

MATERIALS - 3.5%
300,000		3M Co	5.700	03/15/37	360,154
75,000		Airgas, Inc	4.500	09/15/14	78,222
250,000		Airgas, Inc	7.125	10/01/18	262,197
1,000,000		Albemarle Corp	4.500	12/15/20	1,046,469
440,000		ArcelorMittal	5.000	02/25/17	445,500
250,000	g	Ardagh Packaging Finance plc	4.875	11/15/22	233,750
1,000,000		Ball Corp	5.750	05/15/21	1,052,500
945,000		Ball Corp	4.000	11/15/23	874,125
750,000	g	Barrick Gold Corp	2.500	05/01/18	673,038
1,475,000	g	Barrick Gold Corp	4.100	05/01/23	1,232,298
850,000		Barrick North America Finance LLC	4.400	05/30/21	759,954
450,000	g	Belden, Inc	5.500	09/01/22	442,125
750,000	g	Braskem America Finance Co	7.125	07/22/41	709,687
1,500,000		CF Industries, Inc	7.125	05/01/20	1,794,549
825,000	g	Cia Minera Milpo SAA	4.625	03/28/23	752,813
200,000		Corning, Inc	1.450	11/15/17	195,153
1,000,000		Corning, Inc	4.250	08/15/20	1,066,442
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.250	07/17/42	165,780
1,385,000		Crown Americas LLC	6.250	02/01/21	1,468,100
1,025,000	g	Crown Americas LLC	4.500	01/15/23	966,063
500,000	g	Eagle Spinco, Inc	4.625	02/15/21	480,000
750,000		EI du Pont de Nemours & Co	2.800	02/15/23	714,628
450,000		EI du Pont de Nemours & Co	4.150	02/15/43	432,393
1,175,000	g	Eldorado Gold Corp	6.125	12/15/20	1,133,875
750,000	g	Fibria Overseas Finance Ltd	6.750	03/03/21	803,625
1,000,000	g	Freeport McMoran	3.100	03/15/20	924,314
750,000	g	Gerdau Trade, Inc	4.750	04/15/23	686,250
1,450,000	g	Glencore Funding LLC	2.500	01/15/19	1,311,828
2,000,000		Graphic Packaging International, Inc	4.750	04/15/21	1,935,000
1,790,000	g	Hexion US Finance Corp	6.625	04/15/20	1,785,525
2,000,000		International Paper Co	5.300	04/01/15	2,137,064
2,750,000		International Paper Co	4.750	02/15/22	2,893,792
250,000		International Paper Co	7.300	11/15/39	300,040
4,000,000		LyondellBasell Industries NV	5.000	04/15/19	4,352,384
633,000	g	PolyOne Corp	5.250	03/15/23	623,505
200,000		Praxair, Inc	5.250	11/15/14	212,632
500,000		Praxair, Inc	2.450	02/15/22	471,286
128

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,450,000		Rio Tinto Finance USA Ltd	2.250%	09/20/16	$1,480,160
1,025,000		Rio Tinto Finance USA plc	2.250	12/14/18	996,057
325,000		Rio Tinto Finance USA plc	2.875	08/21/22	297,992
680,000		Rock Tenn Co	4.450	03/01/19	719,958
820,000		Rock Tenn Co	4.900	03/01/22	845,149
400,000		Rockwood Specialties Group, Inc	4.625	10/15/20	402,000
1,200,000		Rosetta Resources, Inc	5.625	05/01/21	1,171,500
550,000	g	Samarco Mineracao S.A.	4.125	11/01/22	492,250
250,000	g	Sappi Papier Holding AG.	6.625	04/15/21	242,500
800,000	g	Severstal OAO Via Steel Capital S.A.	5.900	10/17/22	730,000
425,000		Sherwin-Williams Co	1.350	12/15/17	413,423
500,000		Silgan Holdings, Inc	5.000	04/01/20	495,000
750,000	g	Sociedad Quimica y Minera de Chile S.A.	3.625	04/03/23	697,040
650,000	g	Steel Dynamics, Inc	5.250	04/15/23	637,000
700,000		Teck Resources Ltd	2.500	02/01/18	680,366
800,000		Teck Resources Ltd	3.750	02/01/23	735,027
125,000		Teck Resources Ltd	6.000	08/15/40	117,267
1,550,000		Teck Resources Ltd	5.200	03/01/42	1,314,681
950,000	g	Tronox Finance LLC	6.375	08/15/20	895,375
625,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	568,750
355,000	g	USG Corp	7.875	03/30/20	386,950
500,000		Verso Paper Holdings LLC	11.750	01/15/19	515,000
		TOTAL MATERIALS			50,610,505

MEDIA - 2.3%
2,000,000		AMC Entertainment, Inc	8.750	06/01/19	2,140,000
1,300,000		CCO Holdings LLC	6.500	04/30/21	1,355,250
1,100,000	g	CCO Holdings LLC	5.750	09/01/23	1,064,250
2,350,000		Comcast Corp	2.850	01/15/23	2,231,062
2,625,000		Comcast Corp	4.250	01/15/33	2,511,621
1,000,000		CSC Holdings LLC	6.750	11/15/21	1,077,500
1,750,000		DIRECTV Holdings LLC	2.400	03/15/17	1,758,458
850,000		DIRECTV Holdings LLC	5.150	03/15/42	758,263
500,000		Discovery Communications LLC	4.950	05/15/42	468,149
925,000		Discovery Communications LLC	4.875	04/01/43	855,075
2,015,000		DISH DBS Corp	4.625	07/15/17	2,025,075
250,000		Interpublic Group of Cos, Inc	6.250	11/15/14	265,025
1,435,000		Lamar Media Corp	7.875	04/15/18	1,528,275
1,000,000		Lamar Media Corp	5.000	05/01/23	960,000
650,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	632,670
700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	681,280
1,000,000		NBC Universal Media LLC	2.875	01/15/23	949,838
125,000		News America, Inc	7.625	11/30/28	152,379
90,000		News America, Inc	6.550	03/15/33	100,034
325,000		News America, Inc	6.650	11/15/37	373,992
250,000		News America, Inc	6.900	08/15/39	294,027
963,000		Nielsen Finance LLC	7.750	10/15/18	1,035,225
400,000	g	Nielsen Finance LLC	4.500	10/01/20	384,000
900,000		Regal Entertainment Group	5.750	06/15/23	870,750
450,000		Regal Entertainment Group	5.750	02/01/25	427,500
350,000		Time Warner Cable, Inc	8.750	02/14/19	429,617
625,000		Time Warner Cable, Inc	8.250	04/01/19	752,496
129

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,075,000		Time Warner Cable, Inc	4.500%	09/15/42	$833,645
250,000		Time Warner, Inc	3.150	07/15/15	261,142
1,000,000		Time Warner, Inc	4.700	01/15/21	1,070,082
275,000		Time Warner, Inc	6.500	11/15/36	311,020
700,000		Time Warner, Inc	4.900	06/15/42	666,018
1,525,000	g	Univision Communications, Inc	5.125	05/15/23	1,441,125
1,500,000		Viacom, Inc	1.250	02/27/15	1,504,347
700,000		Viacom, Inc	2.500	12/15/16	722,151
		TOTAL MEDIA			32,891,341

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
1,500,000	g	AbbVie, Inc	1.200	11/06/15	1,501,649
1,200,000	g	AbbVie, Inc	1.750	11/06/17	1,175,660
475,000	g	AbbVie, Inc	2.900	11/06/22	444,192
1,050,000	g	CFR International S.p.A	5.125	12/06/22	1,028,978
429,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	433,290
1,000,000	g	Mylan, Inc	7.875	07/15/20	1,153,948
444,000		NBTY, Inc	9.000	10/01/18	482,850
300,000		Novartis Capital Corp	3.700	09/21/42	266,225
400,000		Perrigo Co	2.950	05/15/23	369,789
800,000		Sanofi	1.250	04/10/18	774,870
250,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	243,715
350,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	326,305
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			8,201,471

REAL ESTATE - 1.0%
150,000		AMB Property LP	4.500	08/15/17	159,170
600,000		AvalonBay Communities, Inc	2.850	03/15/23	545,941
170,000		Camden Property Trust	4.625	06/15/21	179,561
1,000,000		Developers Diversified Realty Corp	4.750	04/15/18	1,074,505
500,000		Developers Diversified Realty Corp	7.875	09/01/20	609,879
25,000		Federal Realty Investment Trust	5.650	06/01/16	27,835
225,000		Federal Realty Investment Trust	3.000	08/01/22	211,314
375,000		Federal Realty Investment Trust	2.750	06/01/23	339,864
200,000		Healthcare Realty Trust, Inc	5.750	01/15/21	216,774
150,000		Healthcare Realty Trust, Inc	3.750	04/15/23	139,717
325,000	g	Healthcare Trust of America Holdings LP	3.700	04/15/23	305,117
1,783,000		Highwoods Properties, Inc	5.850	03/15/17	1,948,974
1,000,000		Host Hotels & Resorts LP	5.875	06/15/19	1,075,098
250,000		Kilroy Realty LP	3.800	01/15/23	234,181
325,000		Liberty Property LP	4.125	06/15/22	321,420
175,000		Liberty Property LP	3.375	06/15/23	162,297
300,000		National Retail Properties, Inc	5.500	07/15/21	324,678
525,000		National Retail Properties, Inc	3.300	04/15/23	474,464
150,000		Regency Centers LP	5.250	08/01/15	161,328
25,000		Regency Centers LP	5.875	06/15/17	27,843
25,000		Simon Property Group LP	5.250	12/01/16	27,932
825,000		Simon Property Group LP	2.800	01/30/17	849,288
1,000,000	g	Simon Property Group LP	1.500	02/01/18	963,191
210,000		Simon Property Group LP	10.350	04/01/19	290,836
1,000,000		Simon Property Group LP	2.750	02/01/23	917,983
130

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$185,000		Ventas Realty LP	3.125%	11/30/15	$193,598
575,000		Ventas Realty LP	2.000	02/15/18	556,587
500,000		Ventas Realty LP	4.000	04/30/19	519,947
100,000		Ventas Realty LP	4.250	03/01/22	100,857
1,000,000		Ventas Realty LP	3.250	08/15/22	928,289
450,000		Weingarten Realty Investors	3.500	04/15/23	415,402
		TOTAL REAL ESTATE			14,303,870

RETAILING - 1.4%
907,000		Amerigas Partners LP	6.500	05/20/21	916,070
750,000	g	Asbury Automotive Group, Inc	8.375	11/15/20	830,625
250,000	g	Automotores Gildemeister S.A.	6.750	01/15/23	212,500
1,475,000	g	BC Mountain LLC	7.000	02/01/21	1,504,500
810,000	g	Continental Rubber Of America Corp	4.500	09/15/19	834,037
1,500,000		Ferrellgas LP	6.500	05/01/21	1,503,750
1,000,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	869,518
1,000,000		Limited Brands, Inc	7.000	05/01/20	1,110,000
625,000		Limited Brands, Inc	6.625	04/01/21	678,906
810,000		Limited Brands, Inc	5.625	02/15/22	822,150
2,175,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	2,006,142
400,000	g,o	New Academy Finance Co LLC	8.000	06/15/18	410,000
645,000		O’Reilly Automotive, Inc	4.875	01/14/21	686,724
295,000		O’Reilly Automotive, Inc	4.625	09/15/21	308,710
350,000		O’Reilly Automotive, Inc	3.800	09/01/22	344,971
600,000		Penske Automotive Group, Inc	5.750	10/01/22	612,000
150,000		QVC, Inc	5.125	07/02/22	151,581
800,000	g	Sonic Automotive, Inc	5.000	05/15/23	776,000
3,000,000		Wal-Mart Stores, Inc	1.125	04/11/18	2,911,449
350,000		Wal-Mart Stores, Inc	4.250	04/15/21	381,723
250,000		Wal-Mart Stores, Inc	5.000	10/25/40	263,957
700,000		Wal-Mart Stores, Inc	4.000	04/11/43	637,830
725,000	g	WEX, Inc	4.750	02/01/23	685,125
		TOTAL RETAILING			19,458,268

SOFTWARE & SERVICES - 1.0%
300,000	g	Ceridian Corp	11.000	03/15/21	331,500
3,000,000		Fidelity National Information Services, Inc	5.000	03/15/22	3,018,750
3,500,000		International Business Machines Corp	0.750	05/11/15	3,510,822
950,000		International Business Machines Corp	1.250	02/06/17	939,662
1,225,000		NCR Corp	4.625	02/15/21	1,169,875
75,000		NCR Corp	5.000	07/15/22	72,375
1,100,000		Oracle Corp	1.200	10/15/17	1,068,343
1,225,000		Oracle Corp	2.500	10/15/22	1,129,668
400,000	g	Sophia LP	9.750	01/15/19	428,000
1,000,000		SunGard Data Systems, Inc	7.375	11/15/18	1,055,000
145,000	g	SunGard Data Systems, Inc	6.625	11/01/19	145,725
950,000	g	VeriSign, Inc	4.625	05/01/23	921,500
		TOTAL SOFTWARE & SERVICES			13,791,220

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
2,500,000		Apple, Inc	1.000	05/03/18	2,400,745
325,000		Apple, Inc	3.850	05/04/43	288,675
131

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$287,000		Brocade Communications Systems, Inc	6.875%	01/15/20	$306,373
100,000		CC Holdings GS V LLC	2.381	12/15/17	98,412
1,000,000	g	Flextronics International Ltd	4.625	02/15/20	970,000
2,950,000		General Electric Co	0.850	10/09/15	2,947,209
75,000		General Electric Co	5.250	12/06/17	84,686
475,000		General Electric Co	2.700	10/09/22	449,537
1,160,000		Jabil Circuit, Inc	5.625	12/15/20	1,200,600
2,000,000		L-3 Communications Corp	4.950	02/15/21	2,111,742
575,000	g	NXP BV	3.750	06/01/18	563,500
600,000	g	NXP Funding LLC	5.750	03/15/23	604,500
500,000		Scientific Games Corp	8.125	09/15/18	535,000
564,000		Scientific Games Corp	9.250	06/15/19	610,530
1,000,000		Tyco Electronics Group S.A.	1.600	02/03/15	1,007,161
525,000		Xerox Corp	8.250	05/15/14	557,790
1,000,000		Xerox Corp	2.950	03/15/17	1,008,278
225,000		Xerox Corp	4.500	05/15/21	232,086
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			15,976,824

TELECOMMUNICATION SERVICES - 1.9%
1,040,000		America Movil SAB de C.V.	3.125	07/16/22	958,251
475,000		American Tower Corp	4.700	03/15/22	479,082
550,000		American Tower Corp	3.500	01/31/23	503,621
2,250,000		AT&T, Inc	2.950	05/15/16	2,351,243
450,000		AT&T, Inc	1.400	12/01/17	437,486
1,200,000		AT&T, Inc	2.625	12/01/22	1,098,402
800,000		AT&T, Inc	6.300	01/15/38	889,413
443,000		AT&T, Inc	4.350	06/15/45	385,423
500,000		Axiata SPV1 (Labuan) Ltd	5.375	04/28/20	539,412
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,363,200
550,000		Cellco Partnership	8.500	11/15/18	714,338
400,000	g,o	CommScope Holding Co, Inc	6.625	06/01/20	382,000
750,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	753,614
425,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	414,582
550,000	g	Intelsat Jackson Holdings S.A.	5.500	08/01/23	517,000
1,000,000	g	Intelsat Luxembourg S.A.	8.125	06/01/23	1,032,500
160,000	g	Lynx I Corp	5.375	04/15/21	160,800
780,000	g	Lynx II Corp	6.375	04/15/23	785,850
1,050,000	g	Oi S.A.	5.750	02/10/22	977,813
750,000	g	Qtel International Finance Ltd	3.875	01/31/28	656,250
175,000	g	SES	3.600	04/04/23	170,132
2,175,000		Sprint Nextel Corp	6.000	11/15/22	2,131,500
500,000		Starz LLC	5.000	09/15/19	496,250
150,000		Telecom Italia Capital S.A.	6.999	06/04/18	164,895
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	1,031,304
800,000		Telefonica Emisiones SAU	3.192	04/27/18	774,886
750,000		Telefonica Emisiones SAU	4.570	04/27/23	717,974
500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	548,157
1,800,000		Verizon Communications, Inc	0.700	11/02/15	1,787,911
137,000		Verizon Communications, Inc	8.750	11/01/18	178,558
1,300,000		Verizon Communications, Inc	3.850	11/01/42	1,078,665
675,000	g	VimpelCom Holdings BV	5.200	02/13/19	658,125
132

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000	g	VimpelCom Holdings BV	5.950%	02/13/23	$374,000
1,425,000		Windstream Corp	6.375	08/01/23	1,332,375
		TOTAL TELECOMMUNICATION SERVICES			26,845,012

TRANSPORTATION - 0.9%
655,000	g	Asciano Finance Ltd	5.000	04/07/18	695,860
750,000	g	Bombardier, Inc	7.500	03/15/18	832,500
600,000	g	Bombardier, Inc	7.750	03/15/20	666,000
600,000	g	Bombardier, Inc	6.125	01/15/23	595,500
225,000		Bristow Group, Inc	6.250	10/15/22	230,625
725,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	732,852
1,000,000	g	DP World Ltd	6.850	07/02/37	1,032,500
150,000		Embraer Overseas Ltd	6.375	01/15/20	164,250
275,000		Embraer S.A.	5.150	06/15/22	275,688
580,000		Gulfmark Offshore, Inc	6.375	03/15/22	575,650
500,000		Hertz Corp	7.500	10/15/18	536,250
350,000		Hertz Corp	5.875	10/15/20	360,500
1,000,000		Hertz Corp	7.375	01/15/21	1,082,500
750,000		Hertz Corp	6.250	10/15/22	782,813
400,000	g	Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	386,982
250,000	g	Kansas City Southern Railway	4.300	05/15/43	225,238
375,000		Northrop Grumman Corp	1.750	06/01/18	363,723
1,150,000		Northrop Grumman Corp	3.250	08/01/23	1,088,255
1,150,000		Northrop Grumman Corp	4.750	06/01/43	1,099,218
640,000	g	TAM Capital 3, Inc	8.375	06/03/21	656,000
525,000		United Parcel Service, Inc	3.625	10/01/42	459,414
		TOTAL TRANSPORTATION			12,842,318

UTILITIES - 3.1%
750,000	g	Abu Dhabi National Energy Co	5.875	10/27/16	828,405
750,000	g	Abu Dhabi National Energy Co	3.625	01/12/23	693,750
1,750,000		AES Corp	8.000	10/15/17	1,968,750
425,000		AES Corp	4.875	05/15/23	396,313
625,000		AGL Capital Corp	4.400	06/01/43	579,213
365,000		Alliant Energy Corp	4.000	10/15/14	378,723
250,000		Atmos Energy Corp	8.500	03/15/19	326,843
525,000		Atmos Energy Corp	4.150	01/15/43	481,721
675,000	g	Calpine Corp	7.500	02/15/21	720,562
634,000	g	Calpine Corp	7.875	01/15/23	681,550
190,000		Carolina Power & Light Co	5.125	09/15/13	191,746
250,000		Carolina Power & Light Co	5.300	01/15/19	287,179
275,000		Carolina Power & Light Co	5.700	04/01/35	314,752
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	353,570
2,050,000	g	CEZ AS.	4.250	04/03/22	2,034,215
750,000		CLP Power Hong Kong Financing Ltd	3.375	10/26/27	631,308
1,000,000		CMS Energy Corp	5.050	03/15/22	1,080,402
500,000		CMS Energy Corp	4.700	03/31/43	461,823
450,000	g	Colbun S.A.	6.000	01/21/20	479,295
625,000	g	Comision Federal de Electricidad	5.750	02/14/42	578,125
1,895,000		Commonwealth Edison Co	4.000	08/01/20	2,030,210
133

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Commonwealth Edison Co	5.900%	03/15/36	$235,215
200,000		Connecticut Light & Power Co	5.500	02/01/19	232,607
750,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	678,569
375,000		Detroit Edison Co	3.950	06/15/42	343,100
300,000		Dominion Resources, Inc	4.050	09/15/42	263,260
200,000		Duke Energy Carolinas LLC	4.300	06/15/20	217,662
1,000,000		Duke Energy Corp	3.950	09/15/14	1,036,407
778,000	g	Eskom Holdings Ltd	5.750	01/26/21	770,220
975,000		Florida Power & Light Co	2.750	06/01/23	937,313
250,000		Indiana Michigan Power Co	7.000	03/15/19	300,385
415,000	g	Inergy Midstream LP	6.000	12/15/20	400,475
125,000		Integrys Energy Group, Inc	4.170	11/01/20	131,787
375,000	g	Israel Electric Corp Ltd	6.700	02/10/17	395,625
1,000,000	g	Israel Electric Corp Ltd	5.625	06/21/18	1,027,500
500,000	g	Israel Electric Corp Ltd	7.250	01/15/19	532,500
100,000	g	Kansas Gas & Electric	6.700	06/15/19	123,006
200,000	g	KazMunayGas National Co JSC	4.400	04/30/23	185,500
350,000		LG&E and KU Energy LLC	3.750	11/15/20	357,266
500,000	g	Majapahit Holding BV	7.875	06/29/37	580,000
250,000		Midamerican Energy Holdings Co	5.950	05/15/37	277,755
1,000,000		Nevada Power Co	5.450	05/15/41	1,117,959
750,000		NiSource Finance Corp	4.800	02/15/44	679,124
1,500,000		Northeast Utilities	1.450	05/01/18	1,455,947
1,500,000		NRG Energy, Inc	7.875	05/15/21	1,601,250
500,000	g	NRG Energy, Inc	6.625	03/15/23	500,000
500,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	474,244
300,000		ONEOK Partners LP	3.375	10/01/22	275,799
325,000		Pacific Gas & Electric Co	8.250	10/15/18	419,119
350,000		PacifiCorp	2.950	02/01/22	344,038
250,000		Pepco Holdings, Inc	2.700	10/01/15	257,197
200,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	196,000
500,000		PG&E Corp	5.750	04/01/14	518,495
50,000		Potomac Electric Power Co	7.900	12/15/38	73,731
500,000		PPL Capital Funding, Inc	4.200	06/15/22	502,653
275,000		Progress Energy, Inc	7.050	03/15/19	333,216
550,000		Public Service Co of Colorado	4.750	08/15/41	568,478
400,000		Public Service Co of Oklahoma	5.150	12/01/19	453,233
1,150,000		Public Service Electric & Gas Co	2.375	05/15/23	1,064,856
1,750,000		Questar Market Resources, Inc	6.875	03/01/21	1,885,625
1,250,000	g	Sabine Pass Liquefaction LLC	5.625	02/01/21	1,212,500
500,000		Sabine Pass LNG LP	7.500	11/30/16	538,125
150,000		San Diego Gas & Electric Co	3.000	08/15/21	150,770
300,000		San Diego Gas & Electric Co	3.950	11/15/41	279,289
200,000		Tampa Electric Co	4.100	06/15/42	184,474
1,575,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	1,393,875
420,000		Virginia Electric and Power Co	2.950	01/15/22	414,429
225,000		Williams Partners LP	3.800	02/15/15	234,587
650,000		Williams Partners LP	3.350	08/15/22	596,955
134

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	g	Wpd Investment Holdings Ltd	3.900%	05/01/16	$1,045,096
300,000		Xcel Energy, Inc	4.800	09/15/41	298,280
		TOTAL UTILITIES			43,593,951

		TOTAL CORPORATE BONDS			577,018,713
		(Cost $580,299,432)

GOVERNMENT BONDS - 38.9%

AGENCY SECURITIES - 0.4%
750,000		Amber Circle Funding LTD	3.250	12/04/22	674,083
1,523,191		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,668,904
415,000		Federal Home Loan Mortgage Corp (FHLMC)	2.500	04/23/14	422,771
3,000,000		Private Export Funding Corp (PEFCO)	2.050	11/15/22	2,778,204
		TOTAL AGENCY SECURITIES			5,543,962

FOREIGN GOVERNMENT BONDS - 4.8%
750,000	g	Barbados Government International Bond	7.000	08/04/22	738,750
1,000,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	970,000
900,000		Brazilian Government International Bond	2.625	01/05/23	783,000
1,275,000		Canada Government International Bond	0.875	02/14/17	1,268,752
3,000,000	g,m	Carpintero Finance Ltd	2.581	11/11/24	2,976,348
215,000		Chile Government International Bond	3.875	08/05/20	225,750
260,000		Colombia Government International Bond	4.375	07/12/21	270,790
425,000		Colombia Government International Bond	2.625	03/15/23	379,313
875,000	g	Costa Rica Government International Bond	4.250	01/26/23	809,375
270,000	g	Croatia Government International Bond	6.375	03/24/21	282,487
700,000	g	Croatia Government International Bond	5.500	04/04/23	679,000
1,000,000	g	Dominican Republic International Bond	5.875	04/18/24	962,500
500,000		Egypt Government AID Bonds	4.450	09/15/15	542,670
275,000		European Investment Bank	4.875	02/15/36	308,297
500,000		Export Development Canada	2.250	05/28/15	516,745
600,000		Export-Import Bank of Korea	1.250	11/20/15	593,140
550,000		Export-Import Bank of Korea	1.750	02/27/18	518,236
525,000		Export-Import Bank of Korea	5.125	06/29/20	555,834
100,000		Federative Republic of Brazil	6.000	01/17/17	112,500
825,000	g	Guatemala Government Bond	4.875	02/13/28	746,625
630,000		Hungary Government International Bond	4.125	02/19/18	612,675
750,000	g	Iceland Government International Bond	4.875	06/16/16	783,750
1,200,000	g	Indonesia Government International Bond	3.375	04/15/23	1,077,000
1,500,000	g	Indonesia Government International Bond	4.625	04/15/43	1,312,500
750,000		Israel Government International Bond	4.500	01/30/43	675,000
225,000		Italy Government International Bond	5.375	06/12/17	244,620
180,000		Italy Government International Bond	6.875	09/27/23	208,692
3,000,000		KFW	2.625	01/25/22	2,987,895
1,900,000	g	Kommunalbanken AS.	1.375	06/08/17	1,893,160
1,000,000	g,i	Kommunalbanken AS.	0.454	02/20/18	998,626
625,000		Korea Development Bank	3.000	09/14/22	571,467
750,000	g	Lithuania Government International Bond	5.125	09/14/17	802,050
9,590,000		Mexican Bonos	8.000	12/07/23	859,882
750,000		Mexico Government International Bond	3.625	03/15/22	735,000
135

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$150,000		Mexico Government International Bond	6.750%	09/27/34	$177,000
250,000		Mexico Government International Bond	4.750	03/08/44	222,500
2,000,000	g	Mongolia Government International Bond	4.125	01/05/18	1,860,000
800,000	g	Mongolia Government International Bond	5.125	12/05/22	704,000
2,250,000	g	Morocco Government International Bond	4.250	12/11/22	1,980,450
500,000	g	Namibia International Bonds	5.500	11/03/21	505,000
575,000	g	National Bank of Canada	1.650	01/30/14	578,853
4,000,000		North American Development Bank	2.400	10/26/22	3,689,932
500,000		Panama Government International Bond	5.200	01/30/20	545,500
135,000		Peruvian Government International Bond	7.350	07/21/25	172,800
433,000		Poland Government International Bond	5.125	04/21/21	470,887
375,000		Poland Government International Bond	3.000	03/17/23	338,438
750,000		Province of British Columbia Canada	2.850	06/15/15	783,975
5,000,000		Province of British Columbia Canada	1.200	04/25/17	5,031,615
500,000		Province of Ontario Canada	2.950	02/05/15	518,942
1,750,000		Province of Ontario Canada	2.700	06/16/15	1,819,437
5,000,000		Province of Ontario Canada	2.300	05/10/16	5,185,000
620,000		Province of Quebec Canada	4.625	05/14/18	698,182
1,000,000		Province of Quebec Canada	3.500	07/29/20	1,052,100
3,000,000		Province of Quebec Canada	2.750	08/25/21	2,946,561
750,000	g	Republic of Latvia	2.750	01/12/20	693,750
750,000	g	Republic of Paraguay	4.625	01/25/23	723,750
500,000	g	Republic of Serbia	4.875	02/25/20	455,000
197,394	i	Republic of Serbia	6.750	11/01/24	196,900
750,000	g	Romanian Government International Bond	6.750	02/07/22	836,137
775,000	g	Romanian Government International Bond	4.375	08/22/23	736,266
750,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	771,473
875,000	g	Slovenia Government International Bond	5.500	10/26/22	805,000
400,000		South Africa Government International Bond	5.875	05/30/22	428,000
750,000		South Africa Government International Bond	4.665	01/17/24	716,250
2,000,000	g	Spain Government International Bond	4.000	03/06/18	1,968,600
1,460,000	g	Sri Lanka Government International Bond	5.875	07/25/22	1,379,700
152,000		United Mexican States	5.875	02/17/14	155,952
300,000		United Mexican States	5.950	03/19/19	343,350
500,000		United Mexican States	5.125	01/15/20	549,500
		TOTAL FOREIGN GOVERNMENT BONDS			68,043,229

MORTGAGE BACKED - 21.3%
269,937	i	Federal Home Loan Mortgage Corp (FHLMC)	2.439	02/01/36	287,775
1,109,333	i	FHLMC	2.701	07/01/36	1,182,806
326,361	i	FHLMC	2.399	09/01/36	348,526
208,947	i	FHLMC	2.598	09/01/36	223,082
83,832	i	FHLMC	5.803	02/01/37	90,649
381,227	i	FHLMC	2.734	03/01/37	406,613
33,726	i	FHLMC	6.021	04/01/37	36,494
6,632	i	FHLMC	6.081	05/01/37	7,126
709,972	i	FHLMC	2.593	06/01/37	759,541
244,706	i	FHLMC	3.034	08/01/37	258,943
615,170		FHLMC	3.000	08/15/42	514,326
8,000,000	h	FHLMC	4.000	07/15/43	8,319,062
9,000,000	h	FHLMC	4.500	07/15/43	9,476,719
136

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,000,000	h	FHLMC	3.500%	08/15/43	$3,030,000
20,769		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	22,060
356,527		FGLMC	5.500	01/01/19	385,601
61,415		FGLMC	4.500	01/01/20	64,607
410,204		FGLMC	4.500	07/01/20	436,645
118,881		FGLMC	4.500	09/01/20	125,240
133,036		FGLMC	5.000	10/01/20	142,518
92,113		FGLMC	5.500	10/01/20	98,664
20,954		FGLMC	7.000	10/01/20	22,890
103,238		FGLMC	4.500	06/01/21	108,759
186,517		FGLMC	5.500	08/01/21	201,943
60,877		FGLMC	5.000	04/01/23	65,198
72,710		FGLMC	4.500	09/01/24	76,556
41,670		FGLMC	6.500	01/01/29	46,257
2,616		FGLMC	8.000	01/01/31	3,028
70,787		FGLMC	6.000	03/01/33	78,991
744,288		FGLMC	5.500	12/01/33	807,835
809,279		FGLMC	7.000	12/01/33	941,163
515,597		FGLMC	5.000	01/01/34	553,783
220,013		FGLMC	5.000	05/01/34	235,795
271,002		FGLMC	4.500	10/01/34	286,222
135,452		FGLMC	5.500	12/01/34	145,693
382,544		FGLMC	5.500	03/01/35	413,343
328,503		FGLMC	6.000	04/01/35	360,005
320,855		FGLMC	7.000	05/01/35	373,143
596,816		FGLMC	5.500	06/01/35	646,045
526,725		FGLMC	5.500	06/01/35	570,338
60,156		FGLMC	5.000	02/01/36	64,330
127,613		FGLMC	5.500	04/01/36	138,294
4,863		FGLMC	6.500	05/01/36	5,439
144,286		FGLMC	6.500	10/01/36	162,142
119,265		FGLMC	6.000	08/01/37	129,414
28,984		FGLMC	6.000	09/01/37	31,741
113,671		FGLMC	6.500	11/01/37	127,828
439,771		FGLMC	5.000	04/01/38	479,637
201,539		FGLMC	6.000	11/01/38	218,499
368,500		FGLMC	4.500	11/01/40	402,015
2,934,798		FGLMC	4.000	12/01/40	3,092,472
2,452,765		FGLMC	4.000	12/01/40	2,575,199
1,173,047		FGLMC	4.000	12/01/40	1,235,730
419,427		FGLMC	4.500	12/01/40	456,316
441,625		Federal National Mortgage Association (FNMA)	4.854	02/01/14	444,560
2,571,990		FNMA	4.640	11/01/14	2,659,367
183,261		FNMA	4.606	01/01/15	187,472
31,360		FNMA	6.500	10/01/16	32,818
24,011		FNMA	6.500	11/01/16	25,397
91,608		FNMA	5.000	12/01/17	97,805
28,635		FNMA	6.500	02/01/18	30,649
96,426		FNMA	5.500	04/01/18	102,182
55,921		FNMA	5.500	05/01/18	59,055
137

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$42,928		FNMA	6.000%	01/01/19	$46,624
741,816		FNMA	4.000	02/25/19	783,145
249,289		FNMA	4.500	04/01/19	264,888
61,977		FNMA	4.500	06/01/19	65,848
97,447		FNMA	5.000	03/01/20	104,076
31,705		FNMA	4.500	11/01/20	33,690
31,231		FNMA	4.500	12/01/20	33,880
67,277		FNMA	5.000	12/01/20	71,690
156,305		FNMA	5.000	03/01/21	166,879
19,050		FNMA	8.000	03/01/23	21,563
180,433		FNMA	5.500	02/01/24	197,321
126,983		FNMA	4.000	05/01/24	133,821
414,063		FNMA	5.500	07/01/24	452,955
174,568		FNMA	4.500	08/01/24	185,207
775,032		FNMA	5.000	10/01/25	842,708
8,789		FNMA	9.000	11/01/25	10,397
4,494,130		FNMA	3.000	05/01/27	4,641,453
2,385,375		FNMA	2.500	10/01/27	2,402,959
3,000,000	h	FNMA	2.500	07/25/28	3,017,344
17,000,000	h	FNMA	3.000	07/25/28	17,486,095
1,000,000	h	FNMA	4.000	07/25/28	1,054,023
8,126		FNMA	7.500	01/01/29	9,588
226,857		FNMA	7.000	07/01/32	264,663
35,225		FNMA	5.000	02/01/33	38,107
186,513		FNMA	4.500	03/25/33	194,362
103,756		FNMA	5.000	07/01/33	112,245
344,488		FNMA	5.500	07/01/33	377,026
284,573		FNMA	4.500	08/01/33	301,880
309,130		FNMA	4.500	10/01/33	327,930
168,827		FNMA	5.000	10/01/33	182,639
114,549		FNMA	5.000	10/01/33	123,920
309,908		FNMA	5.000	11/01/33	346,091
514,233		FNMA	5.000	11/01/33	573,897
105,495		FNMA	5.500	12/01/33	116,286
187,764		FNMA	5.500	12/01/33	205,499
529,870		FNMA	5.000	03/01/34	573,220
65,557		FNMA	5.000	03/01/34	70,921
280,680		FNMA	5.000	03/01/34	303,643
60,262		FNMA	5.000	03/01/34	65,193
53,727		FNMA	5.000	03/01/34	58,123
459,060		FNMA	5.000	04/01/34	495,752
960,756		FNMA	5.000	08/01/34	1,037,940
221,753		FNMA	6.000	08/01/34	247,460
95,587		FNMA	6.000	12/01/34	106,196
113,909		FNMA	5.500	01/01/35	124,895
346,129		FNMA	5.500	02/01/35	378,822
139,595		FNMA	6.000	04/01/35	153,763
1,085,452		FNMA	5.500	05/01/35	1,213,028
900,804		FNMA	5.500	05/01/35	991,923
464,433		FNMA	6.000	05/01/35	515,659
14,455		FNMA	7.500	06/01/35	15,831
138

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$265,915		FNMA	6.000%	07/01/35	$292,476
234,274		FNMA	5.000	08/01/35	252,240
47,719		FNMA	5.000	10/01/35	51,379
719,557		FNMA	5.000	10/01/35	774,738
189,760		FNMA	5.500	12/01/35	205,806
183,349		FNMA	5.000	02/01/36	197,581
179,057		FNMA	6.000	03/01/36	194,849
329,139		FNMA	6.000	04/01/36	358,167
236,816		FNMA	6.500	04/01/36	272,590
374,779	i	FNMA	2.760	07/01/36	402,626
421,863	i	FNMA	2.999	09/01/36	450,971
142,418		FNMA	6.500	09/01/36	158,594
115,519		FNMA	6.000	12/01/36	125,707
83,476		FNMA	7.000	02/01/37	97,085
221,575		FNMA	6.500	03/01/37	247,028
23,858		FNMA	7.000	04/01/37	27,748
57,131		FNMA	6.500	08/01/37	63,542
71,976		FNMA	6.500	08/01/37	80,057
50,597		FNMA	6.000	09/01/37	56,591
33,648		FNMA	6.000	09/01/37	36,649
47,731		FNMA	6.000	09/01/37	53,458
34,210		FNMA	6.000	09/01/37	38,381
203,812		FNMA	6.500	09/01/37	224,125
99,378		FNMA	6.500	09/01/37	114,379
143,145		FNMA	6.500	09/01/37	157,650
57,283		FNMA	6.500	09/01/37	63,710
44,117		FNMA	6.500	09/01/37	49,010
100,107	i	FNMA	2.479	10/01/37	106,839
1,543,924		FNMA	6.000	11/01/37	1,677,854
49,065		FNMA	6.000	11/01/37	53,322
249,690		FNMA	6.000	11/01/38	271,371
118,540		FNMA	5.500	01/01/39	128,564
99,243		FNMA	6.000	01/01/39	107,861
139,418		FNMA	6.000	01/01/39	151,524
239,615		FNMA	4.500	02/01/39	253,438
435,556		FNMA	4.500	02/01/39	460,681
133,270		FNMA	5.500	02/01/39	144,539
4,170,720		FNMA	6.000	04/01/39	4,532,516
169,341		FNMA	4.500	05/01/39	179,126
285,139		FNMA	4.500	08/01/39	301,614
685,654		FNMA	5.500	08/01/39	754,454
1,103,495		FNMA	4.500	09/01/40	1,169,163
1,038,635		FNMA	4.500	09/01/40	1,100,443
3,561,485		FNMA	4.500	10/01/40	3,825,992
1,024,996		FNMA	4.000	11/01/40	1,068,341
1,298,031		FNMA	4.500	11/01/40	1,385,259
1,957,868		FNMA	3.500	10/01/42	1,991,293
491,765		FNMA	3.000	12/01/42	481,146
1,000,000	h	FNMA	2.500	07/25/43	929,063
28,000,000	h	FNMA	3.000	07/25/43	27,356,874
139

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$43,000,000	h	FNMA	3.500%	07/25/43	$43,651,717
9,000,000	h	FNMA	4.000	07/25/43	9,375,820
21,000,000	h	FNMA	4.500	07/25/43	22,220,625
9,000,000	h	FNMA	5.000	07/25/43	9,685,547
3,000,000	h	FNMA	5.500	07/25/43	3,258,281
3,000,000	h	FNMA	6.000	07/25/43	3,262,500
9,000,000	h	FNMA	4.000	08/25/43	9,356,133
18,550		Government National Mortgage Association (GNMA)	7.500	11/15/23	21,135
4,262		GNMA	7.500	08/15/28	4,379
22,512		GNMA	6.500	12/15/28	25,163
65,986		GNMA	6.500	03/15/29	76,042
23,274		GNMA	8.500	10/20/30	27,998
6,873		GNMA	7.000	06/20/31	8,075
138,699		GNMA	5.000	02/15/33	151,076
86,004		GNMA	5.500	07/15/33	94,685
729,274		GNMA	5.000	09/15/33	794,349
141,057		GNMA	5.500	11/20/33	155,674
556,470		GNMA	5.500	02/20/35	614,170
194,730		GNMA	5.500	03/20/35	215,039
89,786		GNMA	6.000	10/20/36	99,506
93,539		GNMA	6.000	01/20/37	103,438
139,100		GNMA	6.000	02/20/37	154,204
237,492		GNMA	6.000	12/15/37	263,605
131,293		GNMA	5.000	04/15/38	141,721
120,985		GNMA	5.500	07/15/38	131,831
206,051		GNMA	5.500	07/20/38	225,483
90,685		GNMA	6.000	08/15/38	100,671
83,135		GNMA	6.000	08/20/38	91,933
143,237		GNMA	5.000	07/20/39	156,615
167,028		GNMA	4.000	08/15/39	175,344
5,790,501		GNMA	4.500	01/20/41	6,241,531
4,000,000	h	GNMA	3.000	07/15/43	3,954,375
24,000,000	h	GNMA	3.500	07/15/43	24,618,749
6,000,000	h	GNMA	4.000	07/15/43	6,288,750
2,000,000	h	GNMA	4.500	07/15/43	2,122,109
7,000,000	h	GNMA	3.000	07/20/43	6,922,344
6,000,000	h	GNMA	3.500	07/20/43	6,157,499
1,000,000	h	GNMA	5.000	07/20/43	1,082,187
		TOTAL MORTGAGE BACKED			301,964,130

MUNICIPAL BONDS - 3.0%
1,000,000		American Municipal Power	6.270	02/15/50	1,064,760
4,000,000		California State Department of Water Resources	3.237	12/01/27	3,773,320
3,000,000		Denver City & County School District No	4.242	12/15/37	2,589,570
600,000		Grant County Public Utility District No 2	5.630	01/01/27	691,122
2,000,000		Illinois Housing Development Authority	4.105	07/01/27	1,836,400
375,000		Massachusetts Housing Finance Agency	1.306	06/01/16	371,662
500,000		Massachusetts Housing Finance Agency	1.602	12/01/16	495,590
400,000		Massachusetts Housing Finance Agency	1.776	06/01/17	393,232
450,000		Massachusetts Housing Finance Agency	1.876	12/01/17	442,890
250,000		Massachusetts Housing Finance Agency	2.807	12/01/19	242,112
140

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,500,000		Massachusetts Housing Finance Agency	4.786%	12/01/32	$2,348,550
2,000,000		San Francisco Bay Area Rapid Transit District	3.477	07/01/27	1,886,720
5,000,000		State of California	4.988	04/01/39	4,879,800
775,000		State of California	7.625	03/01/40	1,040,957
3,000,000	h	State of Georgia	4.530	02/01/33	3,001,530
5,000,000		State of Illinois	3.650	04/01/20	4,780,750
775,000		State of Illinois	6.725	04/01/35	806,713
3,000,000		State of Illinois	5.520	04/01/38	2,664,180
3,000,000		State of Michigan	3.800	05/15/33	2,640,030
4,000,000		University of California	4.062	05/15/33	3,732,360
2,740,000		Virginia Housing Development Authority	3.668	10/01/27	2,532,007
		TOTAL MUNICIPAL BONDS			42,214,255

U.S. TREASURY SECURITIES - 9.4%
3,302,000	l	United States Treasury Bond	8.000	11/15/21	4,787,127
3,902,500		United States Treasury Bond	5.250	02/15/29	4,964,714
742,500		United States Treasury Bond	4.750	02/15/41	922,788
14,130,000		United States Treasury Bond	4.375	05/15/41	16,571,834
3,492,000		United States Treasury Bond	3.125	02/15/43	3,259,565
830,000		United States Treasury Note	0.125	12/31/13	830,000
200,000		United States Treasury Note	0.250	06/30/14	200,117
1,895,000		United States Treasury Note	0.250	09/30/14	1,895,667
1,500,000		United States Treasury Note	0.250	10/31/14	1,500,587
2,886,000		United States Treasury Note	0.250	11/30/14	2,886,675
1,500,000		United States Treasury Note	0.250	01/31/15	1,499,708
2,745,000		United States Treasury Note	0.250	02/28/15	2,742,963
2,887,000		United States Treasury Note	2.500	04/30/15	3,000,788
8,978,000		United States Treasury Note	0.250	05/31/15	8,962,217
9,502,000		United States Treasury Note	1.250	09/30/15	9,674,965
7,412,000		United States Treasury Note	0.375	11/15/15	7,395,783
1,000,000		United States Treasury Note	2.375	03/31/16	1,048,906
1,105,000		United States Treasury Note	0.250	05/15/16	1,093,259
4,125,000		United States Treasury Note	0.500	06/15/16	4,107,597
12,586,000		United States Treasury Note	1.000	05/31/18	12,369,672
530,000		United States Treasury Note	1.750	10/31/18	537,453
205,000		United States Treasury Note	1.250	10/31/19	198,834
7,500,000		United States Treasury Note	1.125	12/31/19	7,185,937
5,000,000		United States Treasury Note	1.375	01/31/20	4,860,940
5,000,000		United States Treasury Note	1.125	04/30/20	4,754,690
7,500,000		United States Treasury Note	1.375	05/31/20	7,238,085
280,000		United States Treasury Note	2.625	11/15/20	291,747
10,830,000		United States Treasury Note	1.750	05/15/23	10,142,966
9,500,000		United States Treasury Note	2.875	05/15/43	8,407,500
		TOTAL U.S. TREASURY SECURITIES			133,333,084

		TOTAL GOVERNMENT BONDS			551,098,660
		(Cost $551,644,989)
141

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
STRUCTURED ASSETS - 10.7%

ASSET BACKED - 5.4%
$653,692	g,m	ABSC Manufactured Housing Contract	5.019%	04/16/30	$656,490
		Series - 2004 OK1 (Class A3)
517,460	i	Accredited Mortgage Loan Trust	4.330	06/25/33	444,850
		Series - 2003 1 (Class A1)
729,892	i	Ameriquest Mortgage Securities	0.513	05/25/35	727,588
		Series - 0 R3 (Class A3D)
648,841	i	Bear Stearns Asset Backed Securities Trust	0.563	11/25/39	632,165
		Series - 2005 SD3 (Class 2A1)
1,000,000	g,m	CCR, Inc	4.750	08/10/22	1,041,250
		Series - 2012 CA (Class C)
566,903		Centex Home Equity	5.540	01/25/32	570,248
		Series - 2002 A (Class AF6)
3,282,125	i	Conseco Financial Corp	7.300	06/15/25	3,460,656
		Series - 1995 4 (Class B1)
1,034,696	i	Conseco Financial Corp	7.600	04/15/26	926,354
		Series - 1996 2 (Class M1)
1,402,146	i	Countrywide Asset-Backed Certificates	5.216	10/25/17	1,360,443
		Series - 2002 S4 (Class A5)
41,925	i	Countrywide Asset-Backed Certificates	0.613	02/25/36	41,872
		Series - 2005 11 (Class 3AV3)
3,000,000	i	Countrywide Asset-Backed Certificates	0.663	02/25/36	2,913,945
		Series - 2005 11 (Class MV1)
11,188	i	Countrywide Asset-Backed Certificates	5.513	08/25/36	11,162
		Series - 2006 S9 (Class A2)
116,729	i	Countrywide Asset-Backed Certificates	5.585	10/25/46	116,290
		Series - 2006 15 (Class A2)
46,789	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	47,441
		Series - 2007 MX1 (Class A1)
1,025,000	g,i	DB/UBS Mortgage Trust	5.728	11/10/46	1,089,666
		Series - 2011 LC1A (Class C)
3,372,560	i	First Frankin Mortgage Loan Trust	0.433	01/25/36	3,230,231
		Series - 2006 FF1 (Class 2A3)
1,575,419	i	First Franklin Mortgage Loan Asset Backed Certificates	0.633	03/25/35	1,565,721
		Series - 2005 FF2 (Class M2)
1,874,716	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	1,874,464
		Series - 2007 1A (Class AF3)
400,000		Ford Credit Auto Owner Trust	3.210	07/15/17	414,966
		Series - 2011 A (Class D)
2,000,000	g	Ford Credit Floorplan Master Owner Trust	2.960	02/15/16	2,022,582
		Series - 2011 1 (Class D)
1,886,270	g,i	GMAC Mortgage Corp Loan Trust	0.943	02/25/31	1,778,826
		Series - 2004 VF1 (Class A1)
1,660,137	i	Greenpoint Mortgage Funding Trust	0.913	07/25/30	1,642,835
		Series - 2005 HE4 (Class 2A4C)
619,199	i	Greenpoint Mortgage Funding Trust	0.323	04/25/47	607,789
		Series - 2007 AR2 (Class 1A1)
142

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$628,025	i	HSI Asset Securitization Corp Trust	0.553%	07/25/35	$623,899
		Series - 2005 NC1 (Class 2A3)
4,664,511	i	Lehman XS Trust	0.473	08/25/35	4,330,574
		Series - 2005 2 (Class 1A1)
1,102,364	i	Lehman XS Trust	0.443	02/25/36	969,890
		Series - 2006 1 (Class 1A1)
1,223,431		Lehman XS Trust	6.500	06/25/46	914,220
		Series - 2006 13 (Class 2A1)
448,458	i	Long Beach Mortgage Loan Trust	0.943	02/25/35	444,814
		Series - 2005 1 (Class M1)
1,000,000	g,i	Longpoint Re Ltd	4.020	05/18/16	995,800
		Series - 2013 144A (Class )
2,929,167	i	Morgan Stanley Capital I	0.373	02/25/36	2,878,745
		Series - 2006 NC2 (Class A2C)
1,535,128	i	Renaissance Home Equity Loan Trust	5.392	07/25/34	1,594,366
		Series - 2004 2 (Class AF4)
2,000,000	g	Rental Car Finance Corp	4.380	02/25/16	2,064,956
		Series - 2011 1A (Class B1)
262,027	i	Residential Asset Mortgage Products, Inc	4.970	09/25/33	272,561
		Series - 2003 RZ5 (Class A7)
138,459	i	Residential Asset Securities Corp	6.489	10/25/30	138,777
		Series - 2001 KS2 (Class AI6)
107,868	i	Residential Asset Securities Corp	0.623	04/25/35	105,073
		Series - 2005 KS3 (Class M3)
550,163		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	545,110
		Series - 2006 HI5 (Class A3)
1,850,000	i	Residential Funding Mortgage Securities II, Inc	6.130	09/25/35	1,737,428
		Series - 2005 HI3 (Class M5)
418,569		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	426,361
		Series - 2006 HI3 (Class A3)
500,000	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	497,252
		Series - 2006 HI1 (Class M1)
3,500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	3,465,721
		Series - 2006 HI1 (Class M2)
151,415	i	SACO I, Inc	0.753	09/25/35	150,245
		Series - 2005 7 (Class A)
540,852	i	SACO I, Inc	0.753	11/25/35	533,323
		Series - 2005 8 (Class A1)
1,354,642	i	SACO I, Inc	0.953	11/25/35	1,338,345
		Series - 2005 8 (Class A3)
1,000,000	g,i	Sanders Re Ltd	4.046	05/05/17	989,500
		Series - 2013 144A (Class )
555,970	i	Saxon Asset Securities Trust	6.120	11/25/30	596,058
		Series - 2002 2 (Class AF6)
698,656	i	Securitized Asset Backed Receivables LLC	0.493	10/25/35	680,609
		Series - 2006 OP1 (Class A2C)
925,000	g,i,m	Sheridan Square CLO Ltd	1.277	04/15/25	925,462
		Series - 2013 1A (Class X)
431,326	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	438,805
		Series - 2012 2A (Class B)
143

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,400,000	g	SLM Student Loan Trust	4.370%	04/17/28	$1,507,170
		Series - 2011 A (Class A2)
590,000	g	SLM Student Loan Trust	3.740	02/15/29	621,713
		Series - 2011 B (Class A2)
1,500,000	g	SLM Student Loan Trust	3.830	01/17/45	1,594,585
		Series - 2012 A (Class A2)
1,055,339	i	Soundview Home Equity Loan Trust	0.493	11/25/35	1,037,867
		Series - 2005 OPT3 (Class A4)
579,997	i	Structured Asset Investment Loan Trust	0.793	05/25/35	576,828
		Series - 2005 4 (Class M1)
294,700	i	Structured Asset Investment Loan Trust	0.473	12/25/35	293,584
		Series - 2005 10 (Class A5)
5,459,880	g,i	Structured Asset Securities Corp	0.343	07/25/36	5,296,908
		Series - 2006 EQ1A (Class A4)
3,029,532	i	Structured Asset Securities Corp Mortgage Loan Trust	0.353	03/25/36	2,851,414
		Series - 2006 BC1 (Class A5)
3,564,666	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.413	10/25/36	3,423,705
		Series - 2006 GEL4 (Class A2)
55,972	g,i	Terwin Mortgage Trust	1.063	02/25/35	55,852
		Series - 2005 1SL (Class M1)
4,000,000	g,i	Vitality Re IV Ltd	2.770	01/09/16	4,047,200
		Series - 2013 IV B (Class)
455,000	g	Vornado DP LLC	5.280	09/13/28	488,351
		Series - 2010 VNO (Class C)
597,797	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	621,709
		Series - 2006 N1 (Class N1)
148,842	g,i	Wachovia Loan Trust	0.553	05/25/35	137,706
		Series - 2005 SD1 (Class A)
81,233	i	Wells Fargo Home Equity Trust	0.333	07/25/36	80,277
		Series - 2006 2 (Class A3)
		TOTAL ASSET BACKED			77,470,597

OTHER MORTGAGE BACKED - 5.3%
1,909,013	g	7 WTC Depositor LLC Trust	4.082	03/13/31	1,991,956
		Series - 2012 7WTC (Class A)
3,875,000		Banc of America Commercial Mortgage Trust	5.675	07/10/46	4,291,260
		Series - 2006 4 (Class AM)
2,174,077	g,i	Banc of America Large Loan, Inc	6.118	02/15/51	2,416,474
		Series - 2010 UB3 (Class A4B3)
2,100,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	2,295,317
		Series - 2006 T24 (Class AM)
108,233		Chase Mortgage Finance Corp	5.500	10/25/35	107,514
		Series - 2005 S2 (Class A25)
850,859		Citicorp Mortgage Securities, Inc	5.500	07/25/35	806,386
		Series - 2005 4 (Class 1A7)
10,503		Citicorp Mortgage Securities, Inc	5.750	11/25/36	10,445
		Series - 2006 6 (Class A2)
5,598	g,i	Citigroup Commercial Mortgage Trust	0.333	04/15/22	5,551
		Series - 2007 FL3A (Class A2)
307,276		Countrywide Alternative Loan Trust	5.500	08/25/16	311,639
		Series - 2004 30CB (Class 1A15)
144

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,918,438		Countrywide Alternative Loan Trust	5.000%	04/25/20	$2,962,305
		Series - 2005 6CB (Class 2A1)
761,584		Countrywide Alternative Loan Trust	5.500	08/25/34	763,628
		Series - 2004 14T2 (Class A2)
769,291	i	Countrywide Alternative Loan Trust	0.422	07/20/35	643,000
		Series - 2005 24 (Class 4A1)
4,425,927	i	Countrywide Alternative Loan Trust	1.668	09/25/35	3,809,771
		Series - 2005 38 (Class A1)
2,002,174	i	Countrywide Home Loan Mortgage Pass Through Trust	2.890	11/20/34	1,854,794
		Series - 2004 HYB6 (Class A2)
47,604		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	47,132
		Series - 2005 12 (Class 1A5)
37,160	i	Countrywide Home Loan Mortgage Pass Through Trust	0.493	08/25/35	37,066
		Series - 2005 J2 (Class 3A6)
34,150		Countrywide Home Loan Mortgage Pass Through Trust	4.500	09/25/35	33,879
		Series - 2005 J3 (Class 2A3)
372,781		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	360,324
		Series - 2005 17 (Class 1A10)
1,150,000		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	1,188,965
		Series - 2005 C3 (Class AJ)
100,483	g,i	Credit Suisse Mortgage Capital Certificates	0.373	04/15/22	99,362
		Series - 2007 TF2A (Class A1)
725,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	805,490
		Series - 2006 OMA (Class D)
140,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	150,245
		Series - 2006 C4 (Class AM)
1,870,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	1,941,367
		Series - 2009 RR1 (Class A3C)
370,938	g,i	Deutsche Mortgage Securities, Inc	5.235	06/26/35	371,363
		Series - 2005 WF1 (Class 1A2)
1,000,000	g	GS Mortgage Securities Corp II	4.049	04/10/34	996,731
		Series - 2012 ALOH (Class B)
425,000	g,i	GS Mortgage Securities Corp II	4.276	04/10/34	416,439
		Series - 2012 GSMS (Class C)
305,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	315,845
		Series - 2010 C2 (Class C)
515,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	549,791
		Series - 2010 C2 (Class B)
4,295,088	i	Harborview Mortgage Loan Trust	0.522	09/19/35	3,161,323
		Series - 2005 8 (Class 1A2A)
3,431,728	i	Impac CMB Trust	0.443	05/25/35	2,930,545
		Series - 0 4 (Class 1A1B)
531,736	i	Impac CMB Trust	0.853	02/25/36	478,308
		Series - 2004 11 (Class 2A1)
417,818	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.568	07/15/19	406,642
		Series - 2007 FL1A (Class A1)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.431	07/15/46	322,319
		Series - 2011 C4 (Class C)
205,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.140	02/15/51	213,947
		Series - 2007 C1 (Class AM)
1,500,000	i	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12	6.197	02/15/51	1,311,332
		Series - 2007 LD12 (Class AJ)
145

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,906,966	i	JP Morgan Mortgage Trust	2.888%	11/25/33	$2,896,329
		Series - 2006 A2 (Class 5A3)
2,235	i	JP Morgan Mortgage Trust	4.115	04/25/35	2,235
		Series - 2005 A2 (Class 5A1)
330,000		LB-UBS Commercial Mortgage Trust	5.378	11/15/38	354,072
		Series - 2006 C7 (Class AM)
1,500,000	i	LB-UBS Commercial Mortgage Trust	5.493	02/15/40	1,536,570
		Series - 2007 C2 (Class AM)
1,050,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	1,086,396
		Series - 2005 C5 (Class AJ)
2,302,512		Lehman Mortgage Trust 2005-	5.500	11/25/35	2,238,168
		Series - 2005 1 (Class 2A4)
2,298		MASTER Asset Securitization Trust	5.000	05/25/35	2,280
		Series - 2005 1 (Class 2A5)
2,576,973	i	Merrill Lynch Mortgage Investors, Inc	2.611	12/25/35	2,515,727
		Series - 2005 A9 (Class 2A1B)
75,000	i	Merrill Lynch Mortgage Trust	6.441	02/12/51	79,032
		Series - 0 C1 (Class AJA)
1,242,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	1,308,961
		Series - 2011 C1 (Class C)
82,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	78,829
		Series - 2011 C1 (Class D)
125,000	i	Morgan Stanley Capital I	5.544	11/12/49	135,620
		Series - 2007 T25 (Class AM)
980,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	1,021,754
		Series - 2006 HQ9 (Class B)
1,830,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	1,847,462
		Series - 2006 HQ9 (Class C)
304,117	i	Opteum Mortgage Acceptance Corp	0.593	02/25/35	299,996
		Series - 2005 1 (Class A4)
2,724,790		RALI Trust	4.250	12/26/33	2,775,373
		Series - 2003 QS22 (Class A5)
530,181	i	RALI Trust	0.493	01/25/35	509,505
		Series - 2005 QA1 (Class A1)
1,128,418		Residential Accredit Loans, Inc	4.350	03/25/34	1,150,682
		Series - 2004 QS4 (Class A1)
2,422,838	i	Residential Accredit Loans, Inc	0.383	05/25/46	1,806,730
		Series - 2006 QO5 (Class 2A1)
1,459,524		RFMSI Trust	5.500	03/25/35	1,484,085
		Series - 2005 S2 (Class A6)
1,195,792	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	1,219,282
		Series - 2012 1A (Class A)
517,676	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	525,186
		Series - 0 2A (Class A)
1,263	i	Structured Adjustable Rate Mortgage Loan Trust	0.953	03/25/35	1,268
		Series - 2005 6XS (Class A3)
2,664,750	i	Structured Adjustable Rate Mortgage Loan Trust	0.533	08/25/35	2,403,306
		Series - 2005 16XS (Class A1)
3,890,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	4,100,776
		Series - 2007 C30 (Class AM)
146

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.166%	05/15/46	$2,876,031
		Series - 2007 C34 (Class AJ)
275,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	307,811
		Series - 2007 C31 (Class A5)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	1,919,950
		Series - 2007 C31 (Class AJ)
		TOTAL OTHER MORTGAGE BACKED			74,891,871

		TOTAL STRUCTURED ASSETS			152,362,468
		(Cost $148,869,548)

		TOTAL BONDS			1,280,479,841
		(Cost $1,280,813,969)

SHARES		COMPANY
PREFERRED STOCKS - 0.1%

DIVERSIFIED FINANCIALS - 0.1%
54,446		GMAC Capital Trust I	8.125	02/15/40	1,418,318
		TOTAL DIVERSIFIED FINANCIALS			1,418,318
		TOTAL PREFERRED STOCKS			1,418,318
		(Cost $1,361,150)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 20.2%
TREASURY DEBT - 20.2%
$500,000		United States Treasury Bill	0.065	07/05/13	499,996
50,800,000	d	United States Treasury Bill	0.090	07/18/13	50,797,841
13,100,000	d	United States Treasury Bill	0.073-0.100	07/25/13	13,099,272
7,000,000	d	United States Treasury Bill	0.085	08/08/13	6,999,372
2,300,000		United States Treasury Bill	0.040-0.080	08/15/13	2,299,870
2,800,000		United States Treasury Bill	0.048	08/22/13	2,799,806
9,300,000	d	United States Treasury Bill	0.088-0.091	09/05/13	9,299,656
30,000,000	d	United States Treasury Bill	0.070	09/12/13	29,998,770
30,000,000	d	United States Treasury Bill	0.045-0.080	09/19/13	29,997,660
42,000,000	d	United States Treasury Bill	0.050-0.060	09/26/13	41,996,430
15,000,000	d	United States Treasury Bill	0.050	10/03/13	14,998,230
27,000,000	d	United States Treasury Bill	0.040-0.055	10/10/13	26,996,031
900,000		United States Treasury Bill	0.081	10/17/13	899,858
147

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$6,000,000	d	United States Treasury Bill	0.060%	11/07/13	$5,998,926
50,000,000	d	United States Treasury Bill	0.071	12/05/13	49,984,750
		TOTAL TREASURY DEBT			286,666,468

		TOTAL SHORT-TERM INVESTMENTS			286,666,468
		(Cost $286,657,648)

		TOTAL INVESTMENTS - 114.6%			1,626,956,897
		(Cost $1,627,223,505)
		OTHER ASSETS & LIABILITIES, NET - (14.6)%			(207,819,281)
		NET ASSETS - 100.0%			$1,419,137,616

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2013, the aggregate value of these securities was $241,583,500 or 17.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond.
148

TIAA-CREF FUNDS - High-Yield Fund

 TIAA-CREF FUNDS

HIGH-YIELD FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2013

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 12.2%

AUTOMOBILES & COMPONENTS - 0.9%
$11,607,970	i	Allison Transmission Holdings, Inc	4.250%	08/23/19	$11,627,936
8,844,377	i	DaimlerChrysler Group LLC	4.250	05/24/17	8,874,801
		TOTAL AUTOMOBILES & COMPONENTS			20,502,737
CAPITAL GOODS - 1.3%
11,116,000	i	FMG Resources August 2006 Pty Ltd	5.250	10/18/17	11,041,300
7,855,000	i	Generac Power Systems, Inc	3.500	05/30/18	7,786,269
9,850,500	i	Sequa Corp	5.250	05/19/17	9,858,676
820,875	i	Silver II Borrower S.C.A	4.000	12/13/19	813,520
		TOTAL CAPITAL GOODS			29,499,765

COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
14,887,500	i	Pilot Corp	4.250	08/07/19	14,654,957
20,000,000		Scientific Games International, Inc	4.250	05/22/20	19,683,400
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			34,338,357

CONSUMER SERVICES - 1.3%
9,100,000	i	ARAMARK Corp	4.000	09/07/19	9,065,875
2,237,563	i	Burger King Corp	3.750	09/28/19	2,245,148
5,373,000	i	MGM Resorts International	3.500	12/20/19	5,332,703
12,437,500	i	Peninsula Gaming LLC	4.250	11/20/17	12,409,516
465,239	i	Penn National Gaming, Inc	3.750	07/14/18	466,654
974,026	i	Spin Holdco, Inc	4.250	05/14/19	968,552
		TOTAL CONSUMER SERVICES			30,488,448

DIVERSIFIED FINANCIALS - 0.2%
3,575,249	i	Fox Acquisition Sub LLC	5.500	07/14/17	3,604,316
		TOTAL DIVERSIFIED FINANCIALS			3,604,316

ENERGY - 0.7%
16,830,048	i	Arch Coal, Inc	5.750	05/16/18	16,740,681
		TOTAL ENERGY			16,740,681

FOOD & STAPLES RETAILING - 0.6%
2,000,000	i	Rite Aid Corp	5.750	08/01/20	2,025,000
11,000,000	i	Rite Aid Corp	4.875	06/21/21	10,958,750
		TOTAL FOOD & STAPLES RETAILING			12,983,750
FOOD, BEVERAGE & TOBACCO - 0.2%
4,848,955	i	Del Monte Foods Co	4.000	03/08/18	4,826,746
		TOTAL FOOD, BEVERAGE & TOBACCO			4,826,746
149

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.7%
$12,000,000	i	Apria Healthcare Group, Inc	6.750%	04/05/20	$11,996,280
6,633,126	i	Biomet, Inc	3.967	07/25/17	6,594,455
12,366,343	i	Capsugel Holdings US, Inc	4.250	08/01/18	12,397,259
7,960,000	i	DaVita, Inc	4.000	11/01/19	7,957,134
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			38,945,128

INSURANCE - 0.6%
14,029,500	i	Compass Investors, Inc	5.250	12/27/19	14,055,876
		TOTAL INSURANCE			14,055,876

MATERIALS - 0.4%
8,775,000	i	Tronox Pigments BV	4.500	03/19/20	8,802,905
		TOTAL MATERIALS			8,802,905

MEDIA - 0.5%
5,458,795	i	MTL Publishing LLC	4.250	06/29/18	5,457,103
4,920,299	i	Univision Communications, Inc	4.500	03/01/20	4,869,866
		TOTAL MEDIA			10,326,969

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
596,124	i	NBTY, Inc	3.500	10/01/17	594,914
3,980,000	i	Valeant Pharmaceuticals International, Inc	3.500	02/13/19	3,950,150
4,975,000	i	Valeant Pharmaceuticals International, Inc	3.500	12/11/19	4,934,603
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			9,479,667

REAL ESTATE - 0.1%
2,250,000	h,i	Four Seasons Holdings, Inc	4.250	06/24/20	2,258,438
900,000	h,i	Four Seasons Holdings, Inc	6.250	12/24/20	906,750
		TOTAL REAL ESTATE			3,165,188

RETAILING - 0.6%
13,870,063	i	Academy Ltd	4.500	08/03/18	13,900,438
		TOTAL RETAILING			13,900,438

SOFTWARE & SERVICES - 0.8%
375,703	i	IMS Health, Inc	3.750	09/01/17	375,234
4,514,965	i	Lawson Software, Inc	5.250	04/05/18	4,519,660
4,004,875	i	RP Crown Parent LLC	6.750	12/21/18	4,016,569
3,850,000	i	RP Crown Parent LLC	11.250	12/21/19	3,965,500
4,488,750	i	SunGard Data Systems, Inc	4.500	01/31/20	4,497,189
		TOTAL SOFTWARE & SERVICES			17,374,152

TELECOMMUNICATION SERVICES - 0.2%
3,935,250	i	Windstream Corp	4.000	08/08/19	3,944,458
		TOTAL TELECOMMUNICATION SERVICES			3,944,458

UTILITIES - 0.2%
4,466,250	i	Calpine Corp	4.000	10/09/19	4,457,898
		TOTAL UTILITIES			4,457,898

		TOTAL BANK LOAN OBLIGATIONS			277,437,479
		(Cost $277,010,267)
150

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BONDS - 83.4%

CORPORATE BONDS - 83.4%

AUTOMOBILES & COMPONENTS - 0.6%
$5,000,000		DaimlerChrysler Group LLC	8.000%	06/15/19	$5,456,250
7,600,000		Goodyear Tire & Rubber Co	6.500	03/01/21	7,733,000
		TOTAL AUTOMOBILES & COMPONENTS			13,189,250

BANKS - 2.3%
1,683,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	1,733,490
13,300,000	i	Fifth Third Bancorp	5.100	12/30/49	12,568,500
2,600,000	i	JPMorgan Chase & Co	7.900	04/29/49	2,938,000
9,500,000	i	JPMorgan Chase & Co	5.150	12/30/49	9,048,750
4,750,000	g,i	Lloyds Banking Group plc	6.657	01/29/49	4,132,500
900,000		Regions Bank	6.450	06/26/37	945,000
450,000		Regions Financial Corp	7.375	12/10/37	504,000
9,250,000		Royal Bank of Scotland Group plc	6.125	12/15/22	8,802,023
4,500,000		Royal Bank of Scotland Group plc	6.100	06/10/23	4,269,208
4,000,000	i	Royal Bank of Scotland Group plc	7.640	12/30/49	3,580,000
4,000,000	i	Royal Bank of Scotland Group plc	7.648	12/30/49	3,660,000
		TOTAL BANKS			52,181,471

CAPITAL GOODS - 4.6%
800,000		Access Midstream Partners LP	5.875	04/15/21	812,000
3,175,000		Access Midstream Partners LP	4.875	05/15/23	2,944,813
2,875,000		Alliant Techsystems, Inc	6.875	09/15/20	3,047,500
2,300,000		Anixter, Inc	5.625	05/01/19	2,380,500
4,250,000		Case New Holland, Inc	7.875	12/01/17	4,813,125
4,000,000		Chesapeake Midstream Partners LP	6.125	07/15/22	4,050,000
3,610,000	g	FMG Resources August 2006 Pty Ltd	7.000	11/01/15	3,646,100
5,250,000	g	FMG Resources August 2006 Pty Ltd	8.250	11/01/19	5,407,500
6,300,000	g	FMG Resources August 2006 Pty Ltd	6.875	04/01/22	6,111,000
3,700,000	g	Rexel S.A.	6.125	12/15/19	3,774,000
9,250,000	g	Rexel S.A.	5.250	06/15/20	9,226,875
3,375,000	g	Schaeffler Finance BV	7.750	02/15/17	3,729,375
8,275,000	g	Schaeffler Finance BV	8.500	02/15/19	9,226,625
1,625,000	g	Schaeffler Finance BV	4.750	05/15/21	1,543,750
6,975,000		Seagate HDD Cayman	7.000	11/01/21	7,463,250
10,000,000	g	Seagate HDD Cayman	4.750	06/01/23	9,325,000
3,158,000	g	Sealed Air Corp	8.125	09/15/19	3,521,170
1,600,000	g	Sealed Air Corp	6.500	12/01/20	1,688,000
4,158,000	g	Sealed Air Corp	8.375	09/15/21	4,698,540
2,285,000	g	Sealed Air Corp	5.250	04/01/23	2,222,162
3,250,000	g	Silver II Borrower	7.750	12/15/20	3,266,250
2,250,000		SPX Corp	6.875	09/01/17	2,430,000
7,574,000		Tomkins LLC	9.000	10/01/18	8,255,660
		TOTAL CAPITAL GOODS			103,583,195
151

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 3.6%
$8,150,000		Clean Harbors, Inc	5.250%	08/01/20	$8,272,250
1,925,000		Clean Harbors, Inc	5.125	06/01/21	1,939,438
5,000,000	g,o	Neovia Logistics Intermediate Holdings LLC	10.000	02/15/18	4,950,000
12,825,000		RR Donnelley & Sons Co	7.875	03/15/21	13,081,500
3,250,000		RR Donnelley & Sons Co	7.250	05/15/18	3,363,750
5,775,000		RR Donnelley & Sons Co	8.250	03/15/19	6,063,750
4,000,000	h	Scientific Games International, Inc	6.250	09/01/20	4,020,000
2,700,000		ServiceMaster Co	8.000	02/15/20	2,693,250
21,200,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	22,048,000
3,000,000		United Rentals North America, Inc	7.375	05/15/20	3,202,500
4,700,000		United Rentals North America, Inc	8.250	02/01/21	5,146,500
2,825,000		United Rentals North America, Inc	7.625	04/15/22	3,058,062
3,334,000		Visant Corp	10.000	10/01/17	3,075,615
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			80,914,615

CONSUMER DURABLES & APPAREL - 1.2%
4,500,000		Beazer Homes USA, Inc	6.625	04/15/18	4,775,625
3,525,000		Hanesbrands, Inc	6.375	12/15/20	3,758,531
6,150,000		Levi Strauss & Co	6.875	05/01/22	6,672,750
8,523,000		Libbey Glass, Inc	6.875	05/15/20	8,917,189
1,800,000		Standard Pacific Corp	8.375	01/15/21	2,052,000
		TOTAL CONSUMER DURABLES & APPAREL			26,176,095

CONSUMER SERVICES - 4.5%
10,526,000		Ameristar Casinos, Inc	7.500	04/15/21	10,947,040
3,375,000	g	ARAMARK Corp	5.750	03/15/20	3,450,937
4,000,000	g	Barry Callebaut Services NV	5.500	06/15/23	4,026,160
2,680,000	g	BC Luxco S.A.	7.375	01/29/20	2,546,000
9,227,000		Boyd Gaming Corp	9.000	07/01/20	9,353,871
1,000,000		Caesars Entertainment Operating Co, Inc	11.250	06/01/17	1,041,250
4,500,000		DineEquity, Inc	9.500	10/30/18	4,995,000
750,000		Harrahs Operating Co, Inc	12.750	04/15/18	510,000
3,684,000		Marina District Finance Co, Inc	9.500	10/15/15	3,831,360
1,000,000		MGM Resorts International	10.000	11/01/16	1,172,500
3,500,000		MGM Resorts International	11.375	03/01/18	4,375,000
4,250,000		MGM Resorts International	6.750	10/01/20	4,398,750
9,525,000		MGM Resorts International	6.625	12/15/21	9,822,656
12,500,000		MGM Resorts International	7.750	03/15/22	13,578,125
3,000,000		Royal Caribbean Cruises Ltd	5.250	11/15/22	2,940,000
4,950,000	g,h	Service Corp International	5.375	01/15/22	4,937,625
14,435,000	g	Six Flags Entertainment Corp	5.250	01/15/21	13,929,775
6,900,000		Speedway Motorsports, Inc	6.750	02/01/19	7,210,500
		TOTAL CONSUMER SERVICES			103,066,549

DIVERSIFIED FINANCIALS - 5.0%
4,500,000	g	Aralco Finance SA	10.125	05/07/20	4,031,073
4,000,000		CIT Group, Inc	5.250	03/15/18	4,110,000
4,500,000		CIT Group, Inc	5.000	08/15/22	4,466,250
2,000,000	g	CIT Group, Inc	6.625	04/01/18	2,160,000
3,000,000	g	CIT Group, Inc	5.500	02/15/19	3,097,500
9,500,000	i	Citigroup, Inc	5.350	12/30/49	8,906,250
152

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		General Motors Acceptance Corp LLC	8.000%	11/01/31	$2,390,000
3,000,000	g	General Motors Financial Co, Inc	4.750	08/15/17	3,075,000
3,200,000	g	General Motors Financial Co, Inc	3.250	05/15/18	3,112,000
7,000,000		GMAC, Inc	8.000	03/15/20	8,128,750
4,000,000		GMAC, Inc	7.500	09/15/20	4,610,000
7,000,000		GMAC, Inc	8.000	11/01/31	8,417,500
16,068,000	g,i	ILFC E-Capital Trust I	4.540	12/21/65	13,657,800
2,232,000		International Lease Finance Corp	8.750	03/15/17	2,485,890
8,000,000		International Lease Finance Corp	6.250	05/15/19	8,220,000
3,600,000		International Lease Finance Corp	8.250	12/15/20	4,045,500
9,500,000		International Lease Finance Corp	4.625	04/15/21	8,740,000
14,000,000		International Lease Finance Corp	5.875	08/15/22	13,877,500
6,650,000	i	PNC Financial Services Group, Inc	4.850	12/30/49	6,201,125
		TOTAL DIVERSIFIED FINANCIALS			113,732,138

ENERGY - 11.1%
1,000,000		Arch Coal, Inc	8.750	08/01/16	1,000,000
5,000,000		Arch Coal, Inc	7.000	06/15/19	4,162,500
4,700,000	g	Ashland, Inc	6.875	05/15/43	4,794,000
5,700,000	g	Atlas Pipeline Partners LP	4.750	11/15/21	5,130,000
3,855,000		Bill Barrett Corp	7.625	10/01/19	3,989,925
3,500,000		Chaparral Energy, Inc	8.250	09/01/21	3,683,750
7,400,000		Chaparral Energy, Inc	7.625	11/15/22	7,548,000
10,000,000		Chesapeake Energy Corp	5.375	06/15/21	9,950,000
4,546,000		Chesapeake Energy Corp	5.750	03/15/23	4,602,825
7,106,000		Cimarex Energy Co	5.875	05/01/22	7,354,710
2,750,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	2,894,375
1,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	1,065,000
11,450,000		Concho Resources, Inc	5.500	04/01/23	11,278,250
1,500,000		Consol Energy Inc	8.250	04/01/20	1,571,250
5,195,000		Continental Resources, Inc	5.000	09/15/22	5,285,912
5,840,000		Crosstex Energy LP	7.125	06/01/22	5,898,400
2,000,000		Crosstex Energy, Inc	8.875	02/15/18	2,120,000
4,000,000		Denbury Resources, Inc	4.625	07/15/23	3,690,000
7,700,000	g	Drill Rigs Holdings, Inc	6.500	10/01/17	7,680,750
3,975,000	g	EDC Finance Ltd	4.875	04/17/20	3,637,125
9,250,000		EP Energy LLC	9.375	05/01/20	10,452,500
3,780,000		EP Energy LLC	7.750	09/01/22	4,044,600
12,900,000	g	Exterran Partners LP	6.000	04/01/21	12,706,500
13,300,000		Halcon Resources Corp	8.875	05/15/21	12,901,000
6,750,000		Linn Energy LLC	6.500	05/15/19	6,598,125
9,600,000	g	Linn Energy LLC	6.250	11/01/19	9,144,000
5,625,000		Linn Energy LLC	7.750	02/01/21	5,639,062
2,560,000		MarkWest Energy Partners LP	6.750	11/01/20	2,700,800
2,925,000		MarkWest Energy Partners LP	6.250	06/15/22	3,012,750
2,800,000		Newfield Exploration Co	6.875	02/01/20	2,884,000
2,300,000		Newfield Exploration Co	5.750	01/30/22	2,277,000
4,800,000		Peabody Energy Corp	6.000	11/15/18	4,812,000
1,000,000		Peabody Energy Corp	6.500	09/15/20	1,002,500
9,500,000		Peabody Energy Corp	6.250	11/15/21	9,167,500
3,000,000		Peabody Energy Corp	4.750	12/15/41	2,083,125
2,665,000		Precision Drilling Corp	6.500	12/15/21	2,698,313
153

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,841,000		Precision Drilling Trust	6.625%	11/15/20	$4,913,615
1,000,000		Range Resources Corp	6.750	08/01/20	1,072,500
2,665,000		Range Resources Corp	5.000	08/15/22	2,605,038
5,400,000		Regency Energy Partners LP	6.500	07/15/21	5,643,000
4,685,000	g	Rockies Express Pipeline LLC	6.000	01/15/19	4,193,075
2,000,000		SandRidge Energy, Inc	8.750	01/15/20	2,040,000
5,175,000		SandRidge Energy, Inc	7.500	03/15/21	4,942,125
4,150,000		SandRidge Energy, Inc	7.500	02/15/23	3,942,500
8,850,000		SESI LLC	7.125	12/15/21	9,558,000
4,000,000		SM Energy Co	6.500	11/15/21	4,200,000
5,795,000		SM Energy Co	6.500	01/01/23	6,084,750
4,350,000		Tesoro Corp	5.375	10/01/22	4,404,375
4,250,000		WPX Energy, Inc	5.250	01/15/17	4,356,250
4,000,000		WPX Energy, Inc	6.000	01/15/22	4,040,000
		TOTAL ENERGY			251,455,775

FOOD & STAPLES RETAILING - 1.3%
15,000,000	g	Ingles Markets, Inc	5.750	06/15/23	14,812,500
3,500,000		Rite Aid Corp	9.250	03/15/20	3,863,125
2,000,000		Rite Aid Corp	8.000	08/15/20	2,215,000
5,000,000	g,h	Rite Aid Corp	6.750	06/15/21	4,912,500
3,800,000		Stater Bros Holdings, Inc	7.375	11/15/18	4,018,500
		TOTAL FOOD & STAPLES RETAILING			29,821,625

FOOD, BEVERAGE & TOBACCO - 1.4%
6,575,000		Del Monte Foods Co	7.625	02/15/19	6,755,813
13,885,000		Post Holdings, Inc	7.375	02/15/22	14,856,950
5,509,000		Smithfield Foods, Inc	6.625	08/15/22	5,922,175
5,000,000	g	USJ Acucar e Alcool S.A.	9.875	11/09/19	4,950,000
		TOTAL FOOD, BEVERAGE & TOBACCO			32,484,938

HEALTH CARE EQUIPMENT & SERVICES - 5.1%
816,000		Apria Healthcare Group, Inc	12.375	11/01/14	827,220
1,625,000		CHS/Community Health Systems	5.125	08/15/18	1,649,375
14,950,000		CHS/Community Health Systems	8.000	11/15/19	15,903,062
5,047,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	5,299,350
5,000,000	g	Fresenius Medical Care II	5.625	07/31/19	5,200,000
705,000		HCA Holdings, Inc	7.750	05/15/21	761,400
8,000,000		HCA, Inc	6.500	02/15/20	8,655,000
13,600,000		HCA, Inc	7.500	02/15/22	15,062,000
6,800,000		HCA, Inc	5.875	03/15/22	6,978,500
15,000,000		HCA, Inc	5.875	05/01/23	15,037,500
900,000		HCA, Inc	7.500	11/06/33	927,000
9,200,000		Kinetic Concepts, Inc	10.500	11/01/18	9,890,000
8,000,000		Kinetic Concepts, Inc	12.500	11/01/19	8,240,000
7,295,000		LifePoint Hospitals, Inc	6.625	10/01/20	7,750,937
2,500,000	g	Mallinckrodt International Finance S.A.	3.500	04/15/18	2,471,390
4,225,000	g	Tenet Healthcare Corp	4.375	10/01/21	3,876,438
1,750,000		Tenet Healthcare Corp	6.875	11/15/31	1,505,000
5,125,000	g,h	VPII Escrow Corp	7.500	07/15/21	5,304,375
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			115,338,547
154

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
$4,800,000	g	First Quality Finance Co, Inc	4.625%	05/15/21	$4,560,000
13,125,000		Reynolds Group Issuer, Inc	5.750	10/15/20	13,223,437
5,000,000		Reynolds Group Issuer, Inc	6.875	02/15/21	5,250,000
1,750,000	g	Spectrum Brands Escrow Corp	6.375	11/15/20	1,833,125
1,750,000	g	Spectrum Brands Escrow Corp	6.625	11/15/22	1,833,125
3,000,000		Spectrum Brands, Inc	6.750	03/15/20	3,161,250
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			29,860,937

INSURANCE - 1.1%
11,200,000	g	Fidelity & Guaranty Life Holdings, Inc	6.375	04/01/21	10,864,000
3,155,000	g	HBOS plc	6.000	11/01/33	2,910,708
11,250,000	g	Onex USI Aquisition Corp	7.750	01/15/21	11,081,250
		TOTAL INSURANCE			24,855,958

MATERIALS - 6.2%
4,750,000		ArcelorMittal	5.750	08/05/20	4,702,500
4,750,000		ArcelorMittal	6.000	03/01/21	4,726,250
4,750,000		ArcelorMittal	6.750	02/25/22	4,868,750
3,700,000		ArcelorMittal	7.500	10/15/39	3,515,000
5,700,000		ArcelorMittal	7.250	03/01/41	5,329,500
4,000,000	g	Ardagh Packaging Finance plc	4.875	11/15/22	3,740,000
5,375,000	g	Belden, Inc	5.500	09/01/22	5,280,937
4,125,000	g	Cemex SAB de C.V.	5.875	03/25/19	4,001,250
8,100,000	g	CommScope, Inc	8.250	01/15/19	8,646,750
2,000,000		Crown Americas LLC	6.250	02/01/21	2,120,000
11,775,000	g	Eldorado Gold Corp	6.125	12/15/20	11,362,875
600,000		Greif, Inc	7.750	08/01/19	687,000
12,855,000	g	Hexion US Finance Corp	6.625	04/15/20	12,822,863
9,425,000		Hexion US Finance Corp	6.625	04/15/20	9,401,437
2,500,000		Lafarge S.A.	7.125	07/15/36	2,600,000
7,200,000		Momentive Performance Materials, Inc	8.875	10/15/20	7,524,000
1,133,000	g	PolyOne Corp	5.250	03/15/23	1,116,005
5,000,000		Rockwood Specialties Group, Inc	4.625	10/15/20	5,025,000
5,500,000		Rosetta Resources, Inc	5.625	05/01/21	5,369,375
2,778,000	g	Sappi Papier Holding AG.	6.625	04/15/21	2,694,660
2,000,000	g	Sappi Papier Holding GmbH	7.750	07/15/17	2,110,000
5,800,000	g	Sappi Papier Holding GmbH	8.375	06/15/19	6,119,000
800,000	g	Steel Dynamics, Inc	6.125	08/15/19	846,000
650,000	g	Steel Dynamics, Inc	6.375	08/15/22	685,750
11,140,000	g	Tronox Finance LLC	6.375	08/15/20	10,499,450
4,200,000		United States Steel Corp	7.500	03/15/22	4,116,000
2,645,000	g	USG Corp	7.875	03/30/20	2,883,050
6,750,000		Verso Paper Holdings LLC	11.750	01/15/19	6,952,500
5,600,000		Verso Paper Holdings LLC	8.750	02/01/19	2,450,000
		TOTAL MATERIALS			142,195,902

MEDIA - 8.4%
3,450,000		AMC Entertainment Holdings, Inc	9.750	12/01/20	3,907,125
9,700,000		AMC Entertainment, Inc	8.750	06/01/19	10,379,000
4,500,000		Cablevision Systems Corp	5.875	09/15/22	4,353,750
5,375,000		CCO Holdings LLC	8.125	04/30/20	5,872,187
155

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,450,000		CCO Holdings LLC	6.500%	04/30/21	$5,681,625
1,960,000		CCO Holdings LLC	6.625	01/31/22	2,043,300
13,700,000		CCO Holdings LLC	5.125	02/15/23	12,843,750
5,400,000	g	CCO Holdings LLC	5.750	09/01/23	5,224,500
1,000,000		Cinemark USA, Inc	7.375	06/15/21	1,085,000
9,445,000		Cinemark USA, Inc	5.125	12/15/22	9,114,425
13,110,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	13,568,850
940,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	968,200
2,010,000	g	Clear Channel Worldwide Holdings, Inc	6.500	11/15/22	2,060,250
10,250,000		CSC Holdings LLC	6.750	11/15/21	11,044,375
3,705,000		DISH DBS Corp	4.625	07/15/17	3,723,525
8,900,000	g	DISH DBS Corp	4.250	04/01/18	8,722,000
8,000,000		DISH DBS Corp	6.750	06/01/21	8,500,000
12,000,000		DISH DBS Corp	5.875	07/15/22	12,180,000
8,275,000		DISH DBS Corp	5.000	03/15/23	7,964,687
4,075,000		Lamar Media Corp	5.875	02/01/22	4,187,063
8,000,000		Lamar Media Corp	5.000	05/01/23	7,680,000
8,000,000	g	Nielsen Finance LLC	4.500	10/01/20	7,680,000
7,650,000		Regal Entertainment Group	5.750	06/15/23	7,401,375
2,275,000		Regal Entertainment Group	5.750	02/01/25	2,161,250
2,000,000	g	Unitymedia Hessen GmbH & Co KG	7.500	03/15/19	2,105,000
13,100,000	g	Unitymedia Hessen GmbH & Co KG	5.500	01/15/23	12,379,500
7,625,000	g	Univision Communications, Inc	6.750	09/15/22	8,006,250
8,025,000	g	Univision Communications, Inc	5.125	05/15/23	7,583,625
2,700,000		WideOpenWest Finance LLC	10.250	07/15/19	2,868,750
		TOTAL MEDIA			191,289,362

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
2,577,000		Endo Health Solutions, Inc	7.250	01/15/22	2,596,327
3,389,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	3,422,890
1,250,000		Endo Pharmaceuticals Holdings, Inc	7.000	12/15/20	1,254,688
14,200,400	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	14,040,645
1,900,000	g	Valeant Pharmaceuticals International, Inc	6.750	08/15/21	1,902,375
10,000,000	g	Valeant Pharmaceuticals International, Inc	7.250	07/15/22	10,150,000
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			33,366,925

RETAILING - 4.4%
4,000,000		AmeriGas Finance LLC	7.000	05/20/22	4,090,000
2,000,000		AmeriGas Partners LP	6.250	08/20/19	2,010,000
5,000,000		Asbury Automotive Group, Inc	8.375	11/15/20	5,537,500
4,500,000	g	Asbury Automotive Group, Inc	8.375	11/15/20	4,983,750
2,000,000		AutoNation, Inc	6.750	04/15/18	2,230,000
4,166,000		AutoNation, Inc	5.500	02/01/20	4,332,640
13,700,000	g	BC Mountain LLC	7.000	02/01/21	13,974,000
6,080,000	g	Continental Rubber Of America Corp	4.500	09/15/19	6,260,424
4,180,000		Ferrellgas LP	6.500	05/01/21	4,190,450
10,838,000		Ferrellgas Partners LP	8.625	06/15/20	11,027,665
1,275,000		JC Penney Corp, Inc	5.650	06/01/20	1,064,625
3,000,000		JC Penney Corp, Inc	6.375	10/15/36	2,340,000
1,875,000		Limited Brands, Inc	7.000	05/01/20	2,081,250
1,000,000		Limited Brands, Inc	6.625	04/01/21	1,086,250
156

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,000,000	g,o	New Academy Finance Co LLC	8.000%	06/15/18	$4,100,000
11,759,000		Penske Automotive Group, Inc	5.750	10/01/22	11,994,180
3,460,000		Sally Holdings LLC	5.750	06/01/22	3,511,900
5,000,000		Sonic Automotive, Inc	7.000	07/15/22	5,450,000
3,975,000	g	Sonic Automotive, Inc	5.000	05/15/23	3,855,750
6,950,000	g	WEX, Inc	4.750	02/01/23	6,567,750
		TOTAL RETAILING			100,688,134

SOFTWARE & SERVICES - 2.2%
7,700,000	g	Ceridian Corp	11.000	03/15/21	8,508,500
5,775,000		Equinix, Inc	4.875	04/01/20	5,659,500
800,000	g	First Data Corp	7.375	06/15/19	822,000
4,800,000	g	IMS Health, Inc	12.500	03/01/18	5,580,000
2,000,000	g	IMS Health, Inc	6.000	11/01/20	2,035,000
9,225,000		NCR Corp	4.625	02/15/21	8,809,875
1,625,000		NCR Corp	5.000	07/15/22	1,568,125
8,600,000	g	Sophia LP	9.750	01/15/19	9,202,000
5,580,000	g	SunGard Data Systems, Inc	6.625	11/01/19	5,607,900
2,000,000		SunGard Data Systems, Inc	7.625	11/15/20	2,120,000
		TOTAL SOFTWARE & SERVICES			49,912,900

TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%

2,825,000	g	NXP BV	3.750	06/01/18	2,768,500
9,500,000	g	NXP Funding LLC	5.750	02/15/21	9,618,750
7,850,000	g	NXP Funding LLC	5.750	03/15/23	7,908,875
2,500,000		Scientific Games Corp	8.125	09/15/18	2,675,000
5,611,000		Scientific Games Corp	9.250	06/15/19	6,073,907
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			29,045,032

TELECOMMUNICATION SERVICES - 9.0%
9,500,000		CenturyLink, Inc	5.625	04/01/20	9,595,000
6,000,000		CenturyLink, Inc	6.450	06/15/21	6,255,000
7,300,000		CenturyLink, Inc	5.800	03/15/22	7,190,500
3,300,000		CenturyLink, Inc	7.650	03/15/42	3,135,000
3,200,000		Citizens Communications Co	7.125	03/15/19	3,368,000
2,750,000		Citizens Communications Co	9.000	08/15/31	2,722,500
8,800,000	g,o	CommScope Holding Co, Inc	6.625	06/01/20	8,404,000
6,650,000		Frontier Communications Corp	8.500	04/15/20	7,331,625
3,225,000		Frontier Communications Corp	7.125	01/15/23	3,208,875
3,000,000		Intelsat Jackson Holdings S.A.	7.250	04/01/19	3,138,750
6,000,000		Intelsat Jackson Holdings S.A.	7.250	10/15/20	6,300,000
4,250,000	g	Intelsat Jackson Holdings S.A.	6.625	12/15/22	4,122,500
11,050,000	g	Intelsat Jackson Holdings S.A.	5.500	08/01/23	10,387,000
11,050,000	g	Intelsat Luxembourg S.A.	7.750	06/01/21	11,160,500
6,450,000	g	Intelsat Luxembourg S.A.	8.125	06/01/23	6,659,625
750,000	g	Lynx I Corp	5.375	04/15/21	753,750
16,200,000	g	Lynx II Corp	6.375	04/15/23	16,321,500
6,650,000	g	MetroPCS Wireless, Inc	6.625	04/01/23	6,766,375
9,724,000		Sprint Capital Corp	6.900	05/01/19	10,112,960
3,507,000		Sprint Capital Corp	6.875	11/15/28	3,366,720
2,050,000		Sprint Capital Corp	8.750	03/15/32	2,255,000
157

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,000,000		Sprint Nextel Corp	6.000%	12/01/16	$5,275,000
4,500,000	g	Sprint Nextel Corp	9.000	11/15/18	5,265,000
3,125,000	g	Sprint Nextel Corp	7.000	03/01/20	3,375,000
16,375,000		Sprint Nextel Corp	6.000	11/15/22	16,047,500
8,638,000		Starz LLC	5.000	09/15/19	8,573,215
6,392,000	g	VimpelCom Holdings BV	5.950	02/13/23	5,976,520
2,750,000	g	Wind Acquisition Finance S.A.	11.750	07/15/17	2,860,000
7,000,000	g	Wind Acquisition Finance S.A.	7.250	02/15/18	7,052,500
2,725,000	g	Wind Acquisition Finance S.A.	6.500	04/30/20	2,704,563
2,500,000		Windstream Corp	7.875	11/01/17	2,743,750
2,105,000		Windstream Corp	8.125	09/01/18	2,241,825
2,000,000		Windstream Corp	7.500	04/01/23	2,030,000
8,575,000		Windstream Corp	6.375	08/01/23	8,017,625
		TOTAL TELECOMMUNICATION SERVICES			204,717,678

TRANSPORTATION - 2.4%
4,000,000	g	Bombardier, Inc	7.500	03/15/18	4,440,000
6,000,000	g	Bombardier, Inc	7.750	03/15/20	6,660,000
7,825,000	g	Bombardier, Inc	6.125	01/15/23	7,766,313
2,525,000		Bristow Group, Inc	6.250	10/15/22	2,588,125
5,840,000		Gulfmark Offshore, Inc	6.375	03/15/22	5,796,200
8,700,000		Hertz Corp	6.750	04/15/19	9,200,250
5,650,000		Hertz Corp	5.875	10/15/20	5,819,500
2,000,000		Hertz Corp	7.375	01/15/21	2,165,000
8,750,000	g	Meccanica Holdings USA, Inc	6.250	07/15/19	8,982,409
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	1,634,576
		TOTAL TRANSPORTATION			55,052,373

UTILITIES - 4.9%
5,600,000		AES Corp	8.000	10/15/17	6,300,000
11,145,000		AES Corp	7.375	07/01/21	12,231,638
2,775,000		AES Corp	4.875	05/15/23	2,587,687
5,400,000	g	Calpine Corp	7.500	02/15/21	5,764,500
7,681,000	g	Calpine Corp	7.875	01/15/23	8,257,075
5,435,000		El Paso Corp	7.750	01/15/32	5,774,302
6,120,000	g	Inergy Midstream LP	6.000	12/15/20	5,905,800
3,000,000		NRG Energy, Inc	7.625	05/15/19	3,135,000
3,000,000		NRG Energy, Inc	8.250	09/01/20	3,232,500
9,320,000		NRG Energy, Inc	7.875	05/15/21	9,949,100
6,750,000	g	NRG Energy, Inc	6.625	03/15/23	6,750,000
1,765,000		QEP Resources, Inc	5.375	10/01/22	1,747,350
2,335,000		Questar Market Resources, Inc	6.875	03/01/21	2,515,963
8,335,000	g	Sabine Pass Liquefaction LLC	5.625	02/01/21	8,084,950
4,750,000	g	Sabine Pass Liquefaction LLC	5.625	04/15/23	4,488,750
12,070,000		Sabine Pass LNG LP	7.500	11/30/16	12,990,337
7,445,000	g	Sabine Pass LNG LP	6.500	11/01/20	7,519,450
158

TIAA-CREF FUNDS - High-Yield Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,055,000	Suburban Propane Partners LP	7.500%	10/01/18	$1,107,750
1,900,000	Suburban Propane Partners LP	7.375	08/01/21	1,976,000
	TOTAL UTILITIES			110,318,152

	TOTAL CORPORATE BONDS			1,893,247,551
	(Cost $1,892,883,578)

	TOTAL BONDS			1,893,247,551
	(Cost $1,892,883,578)

SHARES	COMPANY
PREFERRED STOCKS - 0.3%

BANKS - 0.2%
180,000	Regions Financial Corp	6.375	12/30/49	4,410,000
	TOTAL BANKS			4,410,000

DIVERSIFIED FINANCIALS - 0.1%
122,440	GMAC Capital Trust I	8.125	02/15/40	3,189,561
	TOTAL DIVERSIFIED FINANCIALS			3,189,561
	TOTAL PREFERRED STOCKS			7,599,561
	(Cost $7,561,000)

PRINCIPAL	ISSUER
SHORT-TERM INVESTMENTS - 2.4%

GOVERNMENT AGENCY DEBT - 2.4%
$18,800,000	Federal Home Loan Bank (FHLB)	0.045	07/17/13	18,799,624
25,000,000	FHLB	0.078	08/15/13	24,997,500
10,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.040	07/01/13	10,000,000
	TOTAL GOVERNMENT AGENCY DEBT			53,797,124

	TOTAL SHORT-TERM INVESTMENTS			53,797,124
	(Cost $53,797,124)

	TOTAL INVESTMENTS - 98.3%			2,232,081,715
	(Cost $2,231,251,969)
	OTHER ASSETS & LIABILITIES, NET - 1.7%			39,055,475
	NET ASSETS - 100.0%			$2,271,137,190

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2013, the aggregate value of these securities was $697,987,008 or 30.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond.
159

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS

INFLATION-LINKED BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2013

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BONDS - 97.0%

GOVERNMENT BONDS - 97.0%

U.S. TREASURY SECURITIES - 97.0%
$31,531,180	k	United States Treasury Inflation Indexed Bonds	2.000%	07/15/14	$32,551,025
54,282,337	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/15	56,440,928
58,685,084	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/15	60,147,633
42,282,798	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/15	44,948,601
43,970,523	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	47,223,638
89,434,776	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/16	91,733,517
41,847,511	k	United States Treasury Inflation Indexed Bonds	2.500	07/15/16	46,257,862
38,430,863	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/17	42,598,229
98,018,546	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/17	100,568,596
30,807,601	k	United States Treasury Inflation Indexed Bonds	2.625	07/15/17	34,949,776
32,820,184	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/18	35,925,269
26,658,205	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/18	27,345,480
31,624,279	k	United States Treasury Inflation Indexed Bonds	1.375	07/15/18	34,539,658
30,756,507	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	34,781,272
34,753,632	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/19	39,182,009
41,130,680	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	44,813,151
63,542,824	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	69,023,393
70,245,425	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	75,124,180
69,057,091	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	71,269,059
72,958,439	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	71,459,362
101,120,000	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	98,836,913
61,453,840	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	59,586,196
59,651,912	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	71,060,340
39,900,350	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	46,075,568
34,025,675	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	40,966,368
34,438,550	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	38,584,641
36,035,265	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	50,013,020
34,864,667	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	43,003,405
42,418,926	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	61,136,277
12,745,768	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	17,902,821
19,906,823	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/40	24,193,000
26,299,334	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/41	32,021,491
43,942,997	k	United States Treasury Inflation Indexed Bonds	0.750	02/15/42	38,683,548
29,836,945	k	United States Treasury Inflation Indexed Bonds	0.625	02/15/43	25,093,348
10,000,000		United States Treasury Note	1.750	05/15/23	9,365,620
		TOTAL U.S. TREASURY SECURITIES			1,717,405,194

		TOTAL GOVERNMENT BONDS			1,717,405,194
		(Cost $1,664,976,150)
160

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
	TOTAL BONDS			$1,717,405,194
	(Cost $1,664,976,150)

	TOTAL INVESTMENTS - 97.0%			1,717,405,194
	(Cost $1,664,976,150)
	OTHER ASSETS & LIABILITIES, NET - 3.0%			53,682,555
	NET ASSETS - 100.0%			$1,771,087,749

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
161

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS

SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 1.1%

CAPITAL GOODS - 0.2%
$1,000,000	h,i	Apex Tool Group LLC	4.500%	02/01/20	$999,000
487,550	i	TransDigm, Inc	3.750	02/28/20	480,583
		TOTAL CAPITAL GOODS			1,479,583

CONSUMER DURABLES & APPAREL - 0.0%
443,888	i	PVH Corp	3.250	02/13/20	442,640
		TOTAL CONSUMER DURABLES & APPAREL			442,640

CONSUMER SERVICES - 0.2%
1,445,448	i	Ameristar Casinos, Inc	4.000	04/14/18	1,445,043
900,000	i	ARAMARK Corp	4.000	09/07/19	896,625
		TOTAL CONSUMER SERVICES			2,341,668

DIVERSIFIED FINANCIALS - 0.2%
1,933,947	i	TransUnion LLC	4.250	02/10/19	1,939,749
		TOTAL DIVERSIFIED FINANCIALS			1,939,749

FOOD, BEVERAGE & TOBACCO - 0.3%
1,859,592	i	Del Monte Foods Co	4.000	03/08/18	1,851,075
1,700,000	i	HJ Heinz Co	3.250	06/07/19	1,696,906
		TOTAL FOOD, BEVERAGE & TOBACCO			3,547,981

MEDIA - 0.2%
300,000	h,i	Univision Communications, Inc	4.500	03/01/20	293,562
2,000,000	i	Virgin Media Investment Holdings Ltd	3.500	06/07/20	1,976,120
		TOTAL MEDIA			2,269,682

		TOTAL BANK LOAN OBLIGATIONS			12,021,303
		(Cost $12,054,502)

BONDS - 87.9%

CORPORATE BONDS - 40.0%

BANKS - 9.1%
7,000,000	g	Australia & New Zealand Banking Group Ltd	2.400	11/23/16	7,244,300
500,000	g,i	Banco Bradesco S.A.	2.374	05/16/14	504,652
500,000	g	Banco de Credito del Peru	4.750	03/16/16	516,850
500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	500,798
5,825,000	g	Banco del Estado de Chile	2.000	11/09/17	5,551,679
788,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	779,411
7,000,000	g	Bank Nederlandse Gemeenten	1.375	03/19/18	6,853,700
1,000,000	g	Bank of India	3.625	09/21/18	938,400
162

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$250,000	g	Bank of Nova Scotia	1.650%	10/29/15	$254,850
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	4,955,040
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.250	02/24/14	1,009,083
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,010,714
1,000,000		BB&T Corp	3.200	03/15/16	1,048,129
1,000,000		BB&T Corp	1.450	01/12/18	966,070
325,000		BB&T Corp	2.050	06/19/18	320,268
500,000		BDO Unibank, Inc	4.500	02/16/17	505,416
2,800,000	g	Caixa Economica Federal	2.375	11/06/17	2,583,000
2,000,000		Canadian Imperial Bank of Commerce	1.450	09/13/13	2,004,604
759,000		Citigroup, Inc	5.500	02/15/17	830,019
750,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	787,672
1,000,000		First Horizon National Corp	5.375	12/15/15	1,080,487
1,000,000	g	HSBC Bank plc	1.625	08/12/13	1,001,469
825,000	g	HSBC Bank plc	3.100	05/24/16	865,572
2,500,000	g	HSBC Bank plc	1.500	05/15/18	2,409,218
900,000		HSBC USA, Inc	2.375	02/13/15	919,693
2,500,000		HSBC USA, Inc	1.625	01/16/18	2,439,032
1,550,000	g	Hutchison Whampoa International 12 II Ltd	2.000	11/08/17	1,504,968
1,750,000		JPMorgan Chase & Co	1.625	05/15/18	1,677,685
2,500,000	g	National Australia Bank Ltd	2.000	06/20/17	2,535,000
9,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	8,669,700
5,000,000	g	SpareBank Boligkreditt AS.	1.250	05/02/18	4,768,000
4,280,000	g	State Bank of India	4.125	08/01/17	4,240,675
1,000,000	g	State Bank of India	3.250	04/18/18	936,500
1,000,000	g	Sumitomo Mitsui Banking Corp	2.150	07/22/13	1,000,619
2,200,000	g	Toronto-Dominion Bank	1.625	09/14/16	2,234,540
500,000	g	Turkiye Is Bankasi	3.875	11/07/17	487,500
500,000		Union Bank NA	2.125	06/16/17	499,476
1,000,000		US Bancorp	1.125	10/30/13	1,001,621
1,000,000		US Bancorp	3.125	04/01/15	1,042,283
500,000		US Bancorp	1.650	05/15/17	498,457
2,000,000		Wells Fargo & Co	1.500	07/01/15	2,022,786
3,500,000		Wells Fargo & Co	2.100	05/08/17	3,512,516
4,000,000		Wells Fargo & Co	1.500	01/16/18	3,901,304
1,000,000		Westpac Banking Corp	2.100	08/02/13	1,001,400
1,000,000		Westpac Banking Corp	3.000	08/04/15	1,042,406
6,000,000	g	Westpac Banking Corp	2.450	11/28/16	6,220,200
2,700,000	g	Westpac Banking Corp	1.250	12/15/17	2,628,720
		TOTAL BANKS			99,306,482

CAPITAL GOODS - 0.9%
2,500,000		Caterpillar Financial Services Corp	1.550	12/20/13	2,514,537
2,125,000		Caterpillar Financial Services Corp	1.250	11/06/17	2,070,929
475,000		Caterpillar, Inc	1.500	06/26/17	470,224
925,000		Pentair Finance S.A.	1.350	12/01/15	926,483
1,000,000	g	Schaeffler Finance BV	8.500	02/15/19	1,115,000
1,000,000	g	Sealed Air Corp	8.375	09/15/21	1,130,000
775,000	g	Turlock Corp	1.500	11/02/17	752,305
500,000		United Technologies Corp	1.800	06/01/17	501,832
		TOTAL CAPITAL GOODS			9,481,310
163

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
$1,000,000		Thomson Corp	5.250%	08/15/13	$1,005,262
1,000,000		Waste Management, Inc	2.600	09/01/16	1,032,751
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			2,038,013

CONSUMER DURABLES & APPAREL - 0.3%
750,000	g	Grupo Aval Ltd	5.250	02/01/17	774,375
1,000,000		Hanesbrands, Inc	8.000	12/15/16	1,062,500
500,000		Hanesbrands, Inc	6.375	12/15/20	533,125
1,000,000		Phillips-Van Heusen Corp	7.375	05/15/20	1,085,000
		TOTAL CONSUMER DURABLES & APPAREL			3,455,000

CONSUMER SERVICES - 0.7%
1,000,000		DineEquity, Inc	9.500	10/30/18	1,110,000
1,000,000	g	SABMiller Holdings, Inc	2.450	01/15/17	1,015,868
890,000	g	Transnet Ltd	4.500	02/10/16	912,250
1,000,000		Walt Disney Co	0.450	12/01/15	995,410
3,500,000		Walt Disney Co	1.125	02/15/17	3,440,255
		TOTAL CONSUMER SERVICES			7,473,783

DIVERSIFIED FINANCIALS - 9.2%
2,000,000	g	Abbey National Treasury Services plc	3.875	11/10/14	2,059,470
550,000		American Express Centurion Bank	0.875	11/13/15	548,627
500,000		American Express Centurion Bank	6.000	09/13/17	574,572
1,150,000		American Express Credit Corp	1.750	06/12/15	1,165,604
1,000,000		American Express Credit Corp	2.800	09/19/16	1,038,221
1,000,000		Bank of America Corp	4.750	08/15/13	1,004,697
2,675,000		Bank of America Corp	3.750	07/12/16	2,804,157
9,350,000		Bank of America Corp	2.000	01/11/18	9,056,541
1,000,000		Bank of New York Mellon Corp	1.200	02/20/15	1,008,111
150,000	i	Bank of New York Mellon Corp	1.969	06/20/17	150,893
500,000		BlackRock, Inc	3.500	12/10/14	520,172
825,000		BlackRock, Inc	1.375	06/01/15	835,991
8,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	8,062,400
3,250,000		Capital One Financial Corp	2.125	07/15/14	3,288,087
1,000,000		Capital One Financial Corp	1.000	11/06/15	986,438
1,000,000		Capital One Financial Corp	3.150	07/15/16	1,038,643
1,000,000		Citigroup, Inc	2.250	08/07/15	1,016,810
4,565,000		Citigroup, Inc	5.000	09/15/14	4,744,071
1,025,000		Citigroup, Inc	5.500	10/15/14	1,078,078
2,000,000		Citigroup, Inc	1.250	01/15/16	1,976,092
1,000,000		Citigroup, Inc	1.300	04/01/16	988,137
2,600,000		Citigroup, Inc	1.750	05/01/18	2,486,281
2,000,000	g	Credit Suisse AG.	1.625	03/06/15	2,029,000
1,675,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,750,084
3,250,000		Ford Motor Credit Co LLC	3.000	06/12/17	3,256,851
825,000		Ford Motor Credit Co LLC	6.625	08/15/17	933,729
2,600,000		Ford Motor Credit Co LLC	2.375	01/16/18	2,503,402
1,250,000		General Electric Capital Corp	1.875	09/16/13	1,254,015
500,000		General Electric Capital Corp	3.750	11/14/14	519,602
3,000,000		General Electric Capital Corp	1.625	07/02/15	3,035,067
2,000,000		General Electric Capital Corp	2.300	04/27/17	2,027,620
164

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000	g	General Motors Financial Co, Inc	2.750%	05/15/16	$491,875
1,375,000		Goldman Sachs Group, Inc	3.300	05/03/15	1,417,244
3,025,000		Goldman Sachs Group, Inc	2.375	01/22/18	2,970,042
500,000		HSBC Finance Corp	4.750	07/15/13	500,660
160,000	g	Hyundai Capital America, Inc	3.750	04/06/16	166,013
200,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	212,008
1,000,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	1,018,246
150,000	g	International Lease Finance Corp	6.500	09/01/14	156,000
200,000		International Lease Finance Corp	5.750	05/15/16	205,527
200,000		International Lease Finance Corp	3.875	04/15/18	188,000
1,000,000		Jefferies Group, Inc	3.875	11/09/15	1,035,000
1,000,000		John Deere Capital Corp	2.000	01/13/17	1,011,510
1,000,000		John Deere Capital Corp	1.400	03/15/17	989,540
10,000,000		JPMorgan Chase & Co	0.800	04/23/15	9,942,550
1,150,000	g	LUKOIL International Finance BV	3.416	04/24/18	1,118,375
1,800,000		Morgan Stanley	1.750	02/25/16	1,783,204
5,000,000		Morgan Stanley	2.125	04/25/18	4,785,155
1,000,000		National Rural Utilities Cooperative Finance Corp	1.000	02/02/15	1,004,830
500,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	517,568
225,000		State Street Corp	4.300	05/30/14	232,953
1,675,000		State Street Corp	1.350	05/15/18	1,627,581
1,000,000		Toyota Motor Credit Corp	1.000	02/17/15	1,006,574
500,000		Toyota Motor Credit Corp	2.050	01/12/17	505,745
750,000	g	Turkiye Vakiflar Bankasi Tao	3.750	04/15/18	705,000
582,000		UBS AG.	2.250	08/12/13	582,993
1,000,000		Unilever Capital Corp	2.750	02/10/16	1,043,154
1,000,000	g	Volkswagen International Finance NV	1.625	08/12/13	1,001,190
		TOTAL DIVERSIFIED FINANCIALS			99,960,000

ENERGY - 3.5%
250,000		Apache Corp	1.750	04/15/17	250,338
2,000,000	g	Ashland, Inc	3.000	03/15/16	2,010,000
1,000,000		BP Capital Markets plc	5.250	11/07/13	1,016,634
3,500,000		BP Capital Markets plc	1.375	05/10/18	3,373,622
2,000,000		Chevron Corp	1.104	12/05/17	1,954,224
350,000		ConocoPhillips	4.600	01/15/15	371,102
500,000		Devon Energy Corp	5.625	01/15/14	512,506
625,000		Devon Energy Corp	1.875	05/15/17	616,528
355,650		Dolphin Energy Ltd	5.888	06/15/19	387,659
390,000	g	Empresa Nacional del Petroleo	4.875	03/15/14	396,122
1,150,000		EOG Resources, Inc	2.950	06/01/15	1,197,641
500,000	g	Gaz Capital S.A.	7.510	07/31/13	501,750
5,350,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	5,555,066
500,000	g	KazMunaiGaz Finance Sub BV	8.375	07/02/13	500,000
350,000		Marathon Petroleum Corp	3.500	03/01/16	367,399
2,000,000		Newfield Exploration Co	6.875	02/01/20	2,060,000
375,000		Noble Holding International Ltd	3.450	08/01/15	388,790
1,550,000		Noble Holding International Ltd	2.500	03/15/17	1,550,372
500,000	g	Novatek Finance Ltd	5.326	02/03/16	523,750
500,000		Occidental Petroleum Corp	2.500	02/01/16	518,462
1,850,000	i	Petrobras Global Finance BV	1.894	05/20/16	1,838,900
2,000,000	i	Petrobras Global Finance BV	2.414	01/15/19	1,960,000
165

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$975,000		Petrobras International Finance Co	3.875%	01/27/16	$1,003,105
925,000		Petrobras International Finance Co	3.500	02/06/17	920,881
500,000		Petroleos Mexicanos	4.875	03/15/15	525,625
400,000		Phillips 66	1.950	03/05/15	406,203
509,000		Range Resources Corp	6.750	08/01/20	545,903
2,400,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	3.149	03/06/17	2,364,000
100,000		Statoil ASA	2.900	10/15/14	102,880
750,000		Statoil ASA	1.200	01/17/18	729,423
1,000,000		Total Capital Canada Ltd	1.625	01/28/14	1,006,691
500,000		Total Capital Canada Ltd	1.450	01/15/18	488,380
750,000		Total Capital International S.A.	1.500	02/17/17	744,940
1,000,000		Vale Overseas Ltd	6.250	01/23/17	1,117,309
475,000		Valero Energy Corp	4.500	02/01/15	500,249
		TOTAL ENERGY			38,306,454

FOOD & STAPLES RETAILING - 0.2%
1,075,000		CVS Caremark Corp	3.250	05/18/15	1,118,744
488,000		CVS Caremark Corp	5.750	06/01/17	560,621
		TOTAL FOOD & STAPLES RETAILING			1,679,365

FOOD, BEVERAGE & TOBACCO - 1.4%
700,000		Anheuser-Busch InBev Worldwide, Inc	4.125	01/15/15	735,484
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	523,167
2,075,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	2,042,217
2,000,000		Coca-Cola Co	0.750	03/13/15	2,007,000
600,000		Coca-Cola Co	1.800	09/01/16	612,177
1,000,000		Coca-Cola Enterprises, Inc	1.125	11/12/13	1,002,153
225,000		ConAgra Foods, Inc	1.300	01/25/16	225,371
2,000,000		Constellation Brands, Inc	8.375	12/15/14	2,160,000
135,000		General Mills, Inc	5.200	03/17/15	144,988
1,650,000		General Mills, Inc	0.875	01/29/16	1,640,428
1,000,000		Kraft Foods, Inc	5.250	10/01/13	1,011,725
1,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	1,023,210
250,000		Philip Morris International, Inc	6.875	03/17/14	261,296
2,000,000		TreeHouse Foods, Inc	7.750	03/01/18	2,117,500
		TOTAL FOOD, BEVERAGE & TOBACCO			15,506,716

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
1,000,000		Baxter International, Inc	0.950	06/01/16	995,306
200,000		Becton Dickinson and Co	1.750	11/08/16	203,437
500,000		Covidien International Finance S.A.	1.350	05/29/15	504,314
600,000		Express Scripts Holding Co	2.100	02/12/15	610,191
1,000,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	1,105,000
1,000,000		HCA, Inc	7.875	02/15/20	1,076,875
350,000	g	Mallinckrodt International Finance S.A.	3.500	04/15/18	345,995
1,000,000		Medco Health Solutions, Inc	2.750	09/15/15	1,028,209
1,000,000		Thermo Fisher Scientific, Inc	2.050	02/21/14	1,007,609
245,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	252,963
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			7,129,899

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
1,000,000		Ecolab, Inc	3.000	12/08/16	1,043,331
166

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$375,000		Ecolab, Inc	1.450%	12/08/17	$364,230
2,000,000		Spectrum Brands Holdings, Inc	9.500	06/15/18	2,190,000
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			3,597,561

INSURANCE - 1.3%
750,000		Aetna, Inc	1.500	11/15/17	728,168
1,000,000		American International Group, Inc	3.650	01/15/14	1,014,449
2,575,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	2,490,316
675,000		Hartford Financial Services Group, Inc	4.000	10/15/17	715,790
2,000,000		MetLife, Inc	2.375	02/06/14	2,021,898
400,000		Principal Financial Group, Inc	1.850	11/15/17	392,842
1,000,000		Prudential Financial, Inc	3.875	01/14/15	1,041,811
1,000,000		Prudential Financial, Inc	6.000	12/01/17	1,148,331
550,000		UnitedHealth Group, Inc	0.850	10/15/15	550,717
2,425,000		UnitedHealth Group, Inc	1.400	10/15/17	2,380,965
1,500,000		Willis Group Holdings plc	4.125	03/15/16	1,570,250
		TOTAL INSURANCE			14,055,537

MATERIALS - 1.8%
2,000,000		Airgas, Inc	2.850	10/01/13	2,010,310
40,000		Airgas, Inc	4.500	09/15/14	41,718
1,665,000	g	Anglo American Capital plc	2.150	09/27/13	1,669,829
675,000		ArcelorMittal	4.250	08/05/15	681,750
250,000		ArcelorMittal	5.000	02/25/17	253,125
750,000	g	Barrick Gold Corp	2.500	05/01/18	673,038
1,000,000		Bemis Co, Inc	5.650	08/01/14	1,047,255
300,000		Corning, Inc	1.450	11/15/17	292,729
2,000,000		Crown Americas LLC	6.250	02/01/21	2,120,000
1,000,000		E.I. du Pont de Nemours & Co	3.250	01/15/15	1,040,195
1,324,000		Graphic Packaging International, Inc	7.875	10/01/18	1,429,920
2,000,000		International Paper Co	5.300	04/01/15	2,137,064
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	510,400
1,000,000		Rio Tinto Finance USA plc	1.625	08/21/17	980,787
1,750,000		Sherwin-Williams Co	1.350	12/15/17	1,702,330
2,000,000	g	Sociedad Quimica y Minera de Chile S.A.	6.125	04/15/16	2,151,574
1,000,000		Teck Resources Ltd	2.500	02/01/18	971,952
		TOTAL MATERIALS			19,713,976

MEDIA - 1.8%
2,000,000		CCO Holdings LLC	6.500	04/30/21	2,085,000
2,000,000		DIRECTV Holdings LLC	2.400	03/15/17	2,009,666
2,025,000	g	DISH DBS Corp	4.250	04/01/18	1,984,500
1,000,000		Echostar DBS Corp	6.625	10/01/14	1,042,500
2,000,000		Interpublic Group of Cos, Inc	6.250	11/15/14	2,120,200
1,000,000		Lamar Media Corp	7.875	04/15/18	1,065,000
625,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	608,337
1,000,000		NBC Universal Media LLC	3.650	04/30/15	1,050,737
2,000,000		TCI Communications, Inc	8.750	08/01/15	2,312,864
1,000,000		Time Warner Cable, Inc	7.500	04/01/14	1,048,813
2,000,000		Time Warner Cable, Inc	5.850	05/01/17	2,203,616
250,000		Time Warner, Inc	3.150	07/15/15	261,142
1,000,000		Viacom, Inc	1.250	02/27/15	1,002,898
167

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Viacom, Inc	3.500%	04/01/17	$1,047,095
		TOTAL MEDIA			19,842,368

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
1,500,000	g	AbbVie, Inc	1.200	11/06/15	1,501,649
1,200,000	g	AbbVie, Inc	1.750	11/06/17	1,175,660
600,000		Johnson & Johnson	2.150	05/15/16	621,274
120,000		Life Technologies Corp	3.500	01/15/16	124,895
1,000,000		Merck & Co, Inc	2.250	01/15/16	1,033,117
3,000,000	g	Mylan, Inc	7.875	07/15/20	3,461,844
1,000,000		NBTY, Inc	9.000	10/01/18	1,087,500
400,000		Sanofi	1.250	04/10/18	387,435
600,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	593,250
500,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	487,430
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			10,474,054

REAL ESTATE - 0.1%
1,000,000	g	Simon Property Group LP	1.500	02/01/18	963,191
100,000		Ventas Realty LP	3.125	11/30/15	104,648
525,000		Ventas Realty LP	2.000	02/15/18	508,188
		TOTAL REAL ESTATE			1,576,027

RETAILING - 1.0%
500,000	g	Automotores Gildemeister S.A.	8.250	05/24/21	462,500
2,000,000		Limited Brands, Inc	5.250	11/01/14	2,075,000
2,212,000		Macy’s Retail Holdings, Inc	5.750	07/15/14	2,318,419
1,000,000	g	QVC, Inc	7.500	10/01/19	1,087,211
2,300,000		Target Corp	1.125	07/18/14	2,315,491
1,000,000		Wal-Mart Stores, Inc	3.000	02/03/14	1,015,474
2,000,000		Wal-Mart Stores, Inc	1.125	04/11/18	1,940,966
		TOTAL RETAILING			11,215,061

SOFTWARE & SERVICES - 0.4%
2,500,000		International Business Machines Corp	0.750	05/11/15	2,507,730
1,075,000		International Business Machines Corp	1.250	02/06/17	1,063,302
1,050,000		Oracle Corp	1.200	10/15/17	1,019,782
150,000		SunGard Data Systems, Inc	4.875	01/15/14	150,750
		TOTAL SOFTWARE & SERVICES			4,741,564

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
250,000		Amphenol Corp	4.750	11/15/14	261,983
2,500,000		Apple, Inc	1.000	05/03/18	2,400,745
250,000		CC Holdings GS V LLC	2.381	12/15/17	246,029
3,000,000		General Electric Co	0.850	10/09/15	2,997,162
1,000,000		Jabil Circuit, Inc	7.750	07/15/16	1,132,500
1,000,000		L-3 Communications Corp	3.950	11/15/16	1,056,325
725,000	g	NXP BV	3.750	06/01/18	710,500
198,000		Seagate Technology HDD Holdings	6.800	10/01/16	219,285
1,000,000		Tyco Electronics Group S.A.	1.600	02/03/15	1,007,161
1,000,000		Xerox Corp	2.950	03/15/17	1,008,278
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			11,039,968
168

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
TELECOMMUNICATION SERVICES - 1.4%
$1,000,000		America Movil SAB de C.V.	2.375%	09/08/16	$1,013,209
1,000,000		AT&T, Inc	2.500	08/15/15	1,030,436
1,000,000		AT&T, Inc	2.950	05/15/16	1,044,997
425,000		AT&T, Inc	1.400	12/01/17	413,182
1,825,000		British Telecommunications plc	1.625	06/28/16	1,833,004
1,000,000		Cellco Partnership	7.375	11/15/13	1,023,831
1,000,000		France Telecom S.A.	2.125	09/16/15	1,014,744
1,000,000	g	Sprint Nextel Corp	9.000	11/15/18	1,170,000
1,000,000		Telecom Italia Capital S.A.	5.250	11/15/13	1,012,532
553,000		Telecom Italia Capital S.A.	6.175	06/18/14	572,354
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	1,031,304
800,000		Telefonica Emisiones SAU	3.192	04/27/18	774,886
3,000,000		Verizon Communications, Inc	0.700	11/02/15	2,979,852
250,000		Windstream Corp	8.125	08/01/13	250,625
		TOTAL TELECOMMUNICATION SERVICES			15,164,956

TRANSPORTATION - 1.0%
350,000	g	Asciano Finance Ltd	3.125	09/23/15	357,649
3,125,000		Boeing Co	0.950	05/15/18	2,990,050
1,000,000	g	ERAC USA Finance LLC	2.750	07/01/13	1,000,000
3,000,000	g	ERAC USA Finance LLC	1.400	04/15/16	2,977,692
400,000	g	Hertz Corp	4.250	04/01/18	390,000
375,000		Northrop Grumman Corp	1.750	06/01/18	363,723
2,475,000		United Parcel Service, Inc	1.125	10/01/17	2,421,669
		TOTAL TRANSPORTATION			10,500,783

UTILITIES - 2.8%
500,000	g	Abu Dhabi National Energy Co	6.600	08/01/13	501,920
750,000	g	Abu Dhabi National Energy Co	4.125	03/13/17	777,188
2,000,000	g	Abu Dhabi National Energy Co	2.500	01/12/18	1,950,000
180,000		Alliant Energy Corp	4.000	10/15/14	186,767
2,150,000		American Electric Power Co, Inc	1.650	12/15/17	2,090,073
1,000,000		Commonwealth Edison Co	4.700	04/15/15	1,064,448
2,000,000		Commonwealth Edison Co	1.950	09/01/16	2,044,856
1,000,000		Dominion Resources, Inc	1.800	03/15/14	1,006,780
2,000,000		Dominion Resources, Inc	1.400	09/15/17	1,958,794
500,000		Duke Energy Carolinas LLC	5.750	11/15/13	509,606
1,000,000		Duke Energy Corp	2.100	06/15/18	993,810
1,900,000		FPL Group Capital, Inc	2.600	09/01/15	1,956,886
550,000	g	Israel Electric Corp Ltd	6.700	02/10/17	580,250
1,000,000	g	Israel Electric Corp Ltd	5.625	06/21/18	1,027,500
200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	206,036
1,500,000		Northeast Utilities	1.450	05/01/18	1,455,947
2,950,000		ONEOK Partners LP	2.000	10/01/17	2,901,124
500,000		Pepco Holdings, Inc	2.700	10/01/15	514,395
500,000		PG&E Corp	5.750	04/01/14	518,495
500,000	g	Ras Laffan Liquefied Natural Gas Co Ltd	5.500	09/30/14	522,500
2,000,000		Sempra Energy	2.300	04/01/17	2,025,664
450,000		Williams Partners LP	3.800	02/15/15	469,174
169

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000		Xcel Energy, Inc	0.750%	05/09/16	$4,924,080
		TOTAL UTILITIES			30,186,293

		TOTAL CORPORATE BONDS			436,445,170
		(Cost $438,299,657)

GOVERNMENT BONDS - 23.4%

AGENCY SECURITIES - 3.7%
1,000,000		Federal National Mortgage Association (FNMA)	2.500	05/15/14	1,019,855
2,000,000		FNMA	3.000	09/16/14	2,067,102
10,000,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	10,090,660
6,775,004	g	Hospital for Special Surgery	3.500	01/01/23	7,140,231
20,000,000	i	KE Export Leasing 2011-II LLC	0.490	05/19/24	19,961,960
		TOTAL AGENCY SECURITIES			40,279,808

FOREIGN GOVERNMENT BONDS - 7.1%
7,500,000	g,m	Carpintero Finance Ltd	2.581	11/11/24	7,440,871
1,950,000	g	Croatia Government International Bond	6.250	04/27/17	2,044,400
300,000		Export-Import Bank of Korea	8.125	01/21/14	311,416
225,000		Export-Import Bank of Korea	4.125	09/09/15	236,432
1,750,000		Export-Import Bank of Korea	1.250	11/20/15	1,729,992
500,000		Export-Import Bank of Korea	3.750	10/20/16	525,123
925,000		Export-Import Bank of Korea	1.750	02/27/18	871,579
3,500,000		FMS Wertmanagement AoeR	1.000	11/21/17	3,419,570
1,250,000		Hungary Government International Bond	4.125	02/19/18	1,215,625
2,500,000		Hydro Quebec	1.375	06/19/17	2,491,500
1,250,000		Hydro-Quebec	7.500	04/01/16	1,463,125
1,000,000	g	Iceland Government International Bond	4.875	06/16/16	1,045,000
370,000	g	Indonesia Government International Bond	6.875	03/09/17	411,625
20,000,000	g,i,m	International Finance Facility for Immunisation	0.469	07/05/16	19,983,800
2,500,000		Korea Development Bank	1.000	01/22/16	2,445,890
7,000,000		Korea Development Bank	1.500	01/22/18	6,524,210
410,000	g	Korea Housing Finance Corp	3.500	12/15/16	426,334
250,000	g	Korea Housing Finance Corp	1.625	09/15/18	229,993
400,000	g	Lithuania Government International Bond	5.125	09/14/17	427,760
420,000		Poland Government International Bond	3.875	07/16/15	439,165
3,000,000		Province of New Brunswick Canada	2.750	06/15/18	3,119,970
2,000,000		Province of Nova Scotia Canada	2.375	07/21/15	2,065,400
1,300,000		Province of Ontario Canada	2.700	06/16/15	1,351,581
791,000	g	Qatar Government International Bond	4.000	01/20/15	821,691
550,000		Republic of Italy	4.500	01/21/15	575,683
500,000		Republic of Korea	5.750	04/16/14	517,768
2,000,000	g	Republic of Serbia	4.875	02/25/20	1,820,000
700,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	724,500
1,600,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	1,645,808
500,000		South Africa Government International Bond	6.500	06/02/14	520,750
7,000,000	g	Spain Government International Bond	4.000	03/06/18	6,890,100
3,525,000		Svensk Exportkredit AB	1.125	04/05/18	3,426,029
516,000		United Mexican States	5.875	02/17/14	529,416
		TOTAL FOREIGN GOVERNMENT BONDS			77,692,106
170

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MORTGAGE BACKED - 1.6%
$2,345,043		Federal Home Loan Mortgage Corp (FHLMC)	4.000%	05/15/37	$2,428,555
24,509		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17	26,333
148,688		FGLMC	5.500	01/01/19	160,808
142,611		FGLMC	5.500	01/01/19	154,240
1,200,000		Federal National Mortgage Association (FNMA)	1.510	06/01/17	1,209,059
3,444,864		FNMA	2.030	08/01/19	3,430,580
4,956,999		FNMA	1.570	01/01/20	4,776,480
992,845		FNMA	2.110	01/01/20	985,402
1,082,814		FNMA	4.500	10/25/28	1,100,957
3,174,408		Government National Mortgage Association (GNMA)	2.300	10/15/19	3,263,125
		TOTAL MORTGAGE BACKED			17,535,539

MUNICIPAL BONDS - 0.5%
5,000,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	4,950,250
500,000		New Jersey Health Care Facilities Financing Authority	5.000	07/01/16	524,920
		TOTAL MUNICIPAL BONDS			5,475,170

U.S. TREASURY SECURITIES - 10.5%
29,700,000		United States Treasury Note	1.250	04/15/14	29,951,767
3,800,000		United States Treasury Note	0.250	06/30/14	3,802,227
1,635,000		United States Treasury Note	2.625	06/30/14	1,674,471
1,865,000		United States Treasury Note	2.375	10/31/14	1,918,182
6,680,000		United States Treasury Note	0.250	11/30/14	6,681,563
1,355,000		United States Treasury Note	0.250	01/31/15	1,354,736
5,745,000		United States Treasury Note	0.250	02/28/15	5,740,737
21,460,000		United States Treasury Note	0.250	05/31/15	21,422,274
33,890,000		United States Treasury Note	0.250	05/15/16	33,529,919
1,900,000		United States Treasury Note	0.500	06/15/16	1,891,984
200	l	United States Treasury Note	0.750	06/30/17	197
600		United States Treasury Note	0.875	01/31/18	589
6,531,400		United States Treasury Note	1.000	05/31/18	6,419,138
		TOTAL U.S. TREASURY SECURITIES			114,387,784

		TOTAL GOVERNMENT BONDS			255,370,407
		(Cost $256,097,718)

STRUCTURED ASSETS - 24.5%

ASSET BACKED - 18.7%
230,520	i	Aames Mortgage Trust	6.546	06/25/32	220,575
		Series - 2002 1 (Class A3)
206,368	i	Accredited Mortgage Loan Trust	0.430	09/25/35	202,650
		Series - 2005 3 (Class A1)
80,284	i	ACE Securities Corp	0.663	08/25/35	80,200
		Series - 2005 HE5 (Class M1)
3,000,000	g	AESOP Funding II	3.270	02/20/18	3,130,311
		Series - 2011 5A (Class A)
2,000,000		Ally Auto Receivables Trust	2.230	03/15/16	2,025,462
		Series - 2011 1 (Class A4)
2,700,000	g	Ally Auto Receivables Trust	2.590	07/15/16	2,743,664
		Series - 2011 2 (Class B)
171

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,300,000	g	Ally Auto Receivables Trust	1.900%	11/15/16	$3,316,741
		Series - 2011 5 (Class B)
8,000,000	g	Ally Master Owner Trust	4.250	04/15/17	8,408,720
		Series - 2010 2 (Class A)
2,000,000		Ally Master Owner Trust	1.000	02/15/18	1,981,884
		Series - 2013 1 (Class A2)
1,000,000		Ally Master Owner Trust	1.720	07/15/19	990,685
		Series - 2012 4 (Class A)
1,000,000		Ally Master Owner Trust	1.540	09/15/19	979,434
		Series - 2012 5 (Class A)
2,000,000		AmeriCredit Automobile Receivables Trust	2.040	09/08/15	2,012,470
		Series - 2010 3 (Class B)
2,000,000		AmeriCredit Automobile Receivables Trust	2.330	03/08/16	2,018,408
		Series - 2011 2 (Class B)
3,000,000		AmeriCredit Automobile Receivables Trust	2.450	12/08/16	3,057,147
		Series - 2011 5 (Class B)
4,250,000		AmeriCredit Automobile Receivables Trust	1.310	11/08/17	4,241,836
		Series - 2012 4 (Class B)
393,624	i	Ameriquest Mortgage Securities	0.513	05/25/35	392,382
		Series - 0 R3 (Class A3D)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.650	11/20/14	2,036,974
		Series - 2011 2A (Class B)
4,500,000	g	Avis Budget Rental Car Funding AESOP LLC	2.090	04/20/15	4,533,318
		Series - 2010 4A (Class A)
486,548	i	Bear Stearns Asset Backed Securities Trust	0.563	11/25/39	474,043
		Series - 2005 SD3 (Class 2A1)
2,000,000	g	Cabela’s Master Credit Card Trust	2.290	09/17/18	2,057,074
		Series - 2010 2A (Class A1)
4,965,000	g	Cabela’s Master Credit Card Trust	2.390	06/17/19	5,129,525
		Series - 2011 2A (Class A1)
2,090,000	g	Cabela’s Master Credit Card Trust	1.630	02/18/20	2,092,834
		Series - 2012 1A (Class A1)
7,500,000		Capital Auto Receivables Asset Trust	0.970	01/22/18	7,435,162
		Series - 2013 1 (Class A4)
3,500,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	3,456,061
		Series - 2013 1 (Class B)
1,000,000		CarMax Auto Owner Trust	2.630	11/15/16	1,026,651
		Series - 2011 1 (Class B)
155,000		CarMax Auto Owner Trust	2.830	02/15/17	159,198
		Series - 2011 1 (Class C)
5,870,000		CarMax Auto Owner Trust	1.730	02/15/18	5,919,108
		Series - 2012 2 (Class B)
75,587		Centex Home Equity	5.540	01/25/32	76,033
		Series - 2002 A (Class AF6)
521,949	i	Centex Home Equity	0.838	03/25/34	473,610
		Series - 2004 B (Class M1)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.572	02/25/35	241,996
		Series - 2004 2 (Class 1M2)
172

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$6,000,000		CNH Equipment Trust	1.550%	11/15/17	$6,044,352
		Series - 2011 C (Class A4)
17,686	i	Countrywide Asset-Backed Certificates	5.585	10/25/46	17,620
		Series - 2006 15 (Class A2)
771,569	i	Credit-Based Asset Servicing and Securitization LLC	4.579	08/25/35	785,664
		Series - 2005 CB5 (Class AF2)
71,717	i	Credit-Based Asset Servicing and Securitization LLC	5.065	04/25/37	73,051
		Series - 2007 CB4 (Class A2A)
315,570	i	CSMC Trust	0.503	11/25/35	311,330
		Series - 2006 CF1 (Class A1)
7,850,000	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	8,380,291
		Series - 2012 1A (Class A2)
8,724,374		Entergy Louisiana Investment Recovery Funding I LLC	2.040	09/01/23	8,795,556
		Series - 2011 A (Class A1)
374,943	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	374,893
		Series - 2007 1A (Class AF3)
2,000,000		Ford Credit Auto Owner Trust	2.380	07/15/16	2,055,298
		Series - 2011 A (Class B)
5,000,000		Ford Credit Auto Owner Trust	1.150	07/15/18	4,910,000
		Series - 2013 A (Class B)
975,000		Ford Credit Floorplan Master Owner Trust	2.860	09/15/15	980,175
		Series - 2011 2 (Class D)
2,000,000	g	Ford Credit Floorplan Master Owner Trust	2.410	02/15/16	2,019,940
		Series - 2011 1 (Class B)
6,485,000	g	Ford Credit Floorplan Master Owner Trust	4.200	02/15/17	6,826,520
		Series - 2010 3 (Class A1)
1,800,000		Ford Credit Floorplan Master Owner Trust	1.490	09/15/19	1,781,375
		Series - 2012 5 (Class A)
7,435,000		GE Capital Credit Card Master Note Trust	4.470	03/15/20	8,213,199
		Series - 2010 2 (Class A)
1,000,000	g	Hertz Vehicle Financing LLC	4.170	03/25/16	1,034,090
		Series - 2011 1A (Class B1)
4,230,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	4,490,407
		Series - 2009 2A (Class A2)
2,540,000	g	Hertz Vehicle Financing LLC	3.290	03/25/18	2,670,238
		Series - 2011 1A (Class A2)
1,000,000	g	Hertz Vehicle Financing LLC	4.960	03/25/18	1,072,564
		Series - 2011 1A (Class B2)
425,356	i	HSI Asset Securitization Corp Trust	0.553	07/25/35	422,561
		Series - 2005 NC1 (Class 2A3)
2,000,000		Hyundai Auto Receivables Trust	2.450	04/15/16	2,047,564
		Series - 2011 A (Class B)
8,000,000		Hyundai Auto Receivables Trust	1.350	06/17/19	7,859,936
		Series - 2013 A (Class C)
1,102,364	i	Lehman XS Trust	0.443	02/25/36	969,890
		Series - 2006 1 (Class 1A1)
298,972	i	Long Beach Mortgage Loan Trust	0.943	02/25/35	296,543
		Series - 2005 1 (Class M1)
2,000,000	g	MMCA Automobile Trust	2.720	10/17/16	2,039,756
		Series - 2011 A (Class B)
173

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,092,263	i	Morgan Stanley Capital I	0.373%	02/25/36	$2,056,246
		Series - 2006 NC2 (Class A2C)
288,457	g	Morgan Stanley Capital I	2.602	09/15/47	293,802
		Series - 2011 C1 (Class A1)
3,000,000	g	Rental Car Finance Corp	2.510	02/25/16	3,053,874
		Series - 2011 1A (Class A1)
2,000,000	g	Rental Car Finance Corp	4.380	02/25/16	2,064,956
		Series - 2011 1A (Class B1)
261,253	i	Residential Asset Mortgage Products, Inc	0.493	04/25/35	253,217
		Series - 2005 RZ1 (Class A3)
1,501,426		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	1,529,621
		Series - 2006 HI2 (Class A3)
544,062		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	554,189
		Series - 2006 HI3 (Class A3)
500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	495,103
		Series - 2006 HI1 (Class M2)
5,000,000		Santander Drive Auto Receivables Trust	2.090	08/15/16	5,060,915
		Series - 2012 2 (Class B)
3,220,000		Santander Drive Auto Receivables Trust	3.090	05/15/17	3,300,951
		Series - 2011 3 (Class C)
555,970	i	Saxon Asset Securities Trust	6.120	11/25/30	596,058
		Series - 2002 2 (Class AF6)
232,885	i	Securitized Asset Backed Receivables LLC	0.493	10/25/35	226,870
		Series - 2006 OP1 (Class A2C)
7,800,000	g	SLM Student Loan Trust	3.480	10/15/30	8,150,470
		Series - 2012 B (Class A2)
9,000,000	g	SLM Student Loan Trust	3.830	01/17/45	9,567,513
		Series - 2012 A (Class A2)
346,695	i	Soundview Home Equity Loan Trust	0.493	11/25/35	340,955
		Series - 2005 OPT3 (Class A4)
597,306	i	Structured Asset Investment Loan Trust	1.253	11/25/34	582,191
		Series - 2004 10 (Class A9)
309,332	i	Structured Asset Investment Loan Trust	0.793	05/25/35	307,642
		Series - 2005 4 (Class M1)
231,049	i	Structured Asset Investment Loan Trust	0.473	12/25/35	230,174
		Series - 2005 10 (Class A5)
3,652,093	g,i	Structured Asset Securities Corp	0.343	07/25/36	3,543,082
		Series - 2006 EQ1A (Class A4)
5,433	i	Structured Asset Securities Corp	0.243	02/25/37	5,428
		Series - 2007 BC1 (Class A2)
2,232,081	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.413	10/25/36	2,143,815
		Series - 2006 GEL4 (Class A2)
7,000,000	g	Volvo Financial Equipment LLC	0.970	08/15/19	6,910,050
		Series - 2013 1A (Class A4)
49,532	i	Wells Fargo Home Equity Trust	0.333	07/25/36	48,949
		Series - 2006 2 (Class A3)
2,000,000		World Financial Network Credit Card Master Trust	4.660	05/15/17	2,003,930
		Series - 2009 D (Class A)
174

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,500,000		World Financial Network Credit Card Master Trust	1.680%	08/15/18	$4,548,636
		Series - 2011 A (Class A)
1,500,000		World Financial Network Credit Card Master Trust	3.960	04/15/19	1,587,600
		Series - 2010 A (Class A)
		TOTAL ASSET BACKED			204,843,207

OTHER MORTGAGE BACKED - 5.8%
5,378		Citicorp Mortgage Securities, Inc	5.750	11/25/36	5,348
		Series - 2006 6 (Class A2)
5,000,000		Citigroup Commercial Mortgage Trust	1.813	09/10/45	4,989,610
		Series - 2012 GC8 (Class A2)
407,992		Countrywide Alternative Loan Trust	5.500	08/25/34	409,086
		Series - 2004 14T2 (Class A2)
34,150		Countrywide Home Loan Mortgage Pass Through Trust	4.500	09/25/35	33,879
		Series - 2005 J3 (Class 2A3)
9,000,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	9,658,611
		Series - 2006 C4 (Class AM)
335	i	Greenpoint Mortgage Funding Trust	0.293	09/25/46	335
		Series - 2006 AR4 (Class A1A)
37	i	Greenpoint Mortgage Funding Trust	0.273	10/25/46	37
		Series - 0 AR5 (Class A1A)
9,787,129	g	GS Mortgage Securities Trust	2.059	04/10/31	9,513,187
		Series - 2013 G1 (Class A1)
2,228,172		GS Mortgage Securities Trust	1.282	01/10/45	2,238,250
		Series - 2012 GC6 (Class A1)
8,750,000		GS Mortgage Securities Trust	1.840	02/10/46	8,685,337
		Series - 2013 GC10 (Class A2)
531,736	i	Impac CMB Trust	0.853	02/25/36	478,308
		Series - 2004 11 (Class 2A1)
785,000		LB-UBS Commercial Mortgage Trust	5.378	11/15/38	842,261
		Series - 2006 C7 (Class AM)
5,000,000	i	LB-UBS Commercial Mortgage Trust	5.493	02/15/40	5,121,900
		Series - 2007 C2 (Class AM)
4,500,000		LB-UBS Commercial Mortgage Trust	4.843	07/15/40	4,696,160
		Series - 2005 C3 (Class AJ)
9,385		MASTER Asset Securitization Trust	5.000	05/25/35	9,311
		Series - 2005 1 (Class 2A5)
4,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	1.868	11/15/45	3,996,392
		Series - 2012 C6 (Class A2)
304,117	i	Opteum Mortgage Acceptance Corp	0.593	02/25/35	299,996
		Series - 2005 1 (Class A4)
277,480		Residential Accredit Loans, Inc	4.350	03/25/34	282,955
		Series - 2004 QS4 (Class A1)
1,459,524		RFMSI Trust	5.500	03/25/35	1,484,085
		Series - 2005 S2 (Class A6)
677,847	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	691,163
		Series - 2012 1A (Class A)
398,213	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	403,989
		Series - 0 2A (Class A)
175

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$9,215,000	Wachovia Bank Commercial Mortgage Trust	5.383%	12/15/43	$9,714,306
	Series - 2007 C30 (Class AM)
	TOTAL OTHER MORTGAGE BACKED			63,554,506

	TOTAL STRUCTURED ASSETS			268,397,713
	(Cost $270,350,449)

	TOTAL BONDS			960,213,290
	(Cost $964,747,824)

SHORT-TERM INVESTMENTS - 6.5%

GOVERNMENT AGENCY DEBT - 1.6%
17,548,000	Federal Home Loan Mortgage Corp (FHLMC)	0.055	08/26/13	17,546,499
	TOTAL GOVERNMENT AGENCY DEBT			17,546,499

TREASURY DEBT - 4.9%
34,200,000	United States Treasury Bill	0.088	09/05/13	34,198,734
19,000,000	United States Treasury Bill	0.045	09/19/13	18,998,518
	TOTAL TREASURY DEBT			53,197,252

	TOTAL SHORT-TERM INVESTMENTS			70,743,751
	(Cost $70,739,112)

	TOTAL INVESTMENTS - 95.5%			1,042,978,344
	(Cost $1,047,541,446)
	OTHER ASSETS & LIABILITIES, NET - 4.5%			49,861,503
	NET ASSETS - 100.0%			$1,092,839,847

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2013, the aggregate value of these securities was $297,515,889 or 27.2% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swaps agreements.
m	Indicates a security that has been deemed illiquid.
176

TIAA-CREF FUNDS - Social Choice Bond Fund

TIAA-CREF FUNDS

SOCIAL CHOICE BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2013

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 0.4%

MEDIA - 0.4%
$250,000	i	Virgin Media Investment Holdings Ltd	3.500%	06/07/20	$247,015
		TOTAL MEDIA			247,015

		TOTAL BANK LOAN OBLIGATIONS			247,015
		(Cost $249,432)

BONDS - 98.5%

CORPORATE BONDS - 42.4%

AUTOMOBILES & COMPONENTS - 0.4%
250,000		Johnson Controls, Inc	2.600	12/01/16	258,989
		TOTAL AUTOMOBILES & COMPONENTS			258,989

BANKS - 12.8%
250,000		Bank of Nova Scotia	0.750	10/09/15	248,919
250,000	g,i	Bank of Tokyo-Mitsubishi UFJ Ltd	0.723	02/26/16	250,396
500,000		BB&T Corp	2.050	06/19/18	492,720
250,000	i	Capital One NA	0.723	03/22/16	248,328
250,000		Capital One NA	1.500	03/22/18	240,963
250,000	i	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	0.753	03/18/16	250,540
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	242,940
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	239,068
250,000		Discover Bank	2.000	02/21/18	241,970
515,000		First Niagara Financial Group, Inc	6.750	03/19/20	596,671
500,000	g,i	HSBC Bank plc	0.915	05/15/18	499,997
250,000		HSBC USA, Inc	1.625	01/16/18	243,903
250,000		Manufacturers & Traders Trust Co	1.450	03/07/18	242,438
250,000	g	Mizuho Corporate Bank Ltd	1.850	03/21/18	242,671
250,000	g	Mizuho Corporate Bank Ltd	2.950	10/17/22	229,275
500,000	i	National City Bank	0.623	12/15/16	496,622
507,000		People’s United Financial, Inc	3.650	12/06/22	476,105
500,000		Regions Financial Corp	2.000	05/15/18	472,655
250,000	i	Royal Bank of Canada	0.475	04/29/15	249,908
250,000		Royal Bank of Canada	1.500	01/16/18	244,257
250,000	g	Skandinaviska Enskilda Banken AB	1.750	03/19/18	243,125
500,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	481,650
250,000	i	State Street Bank and Trust Co	0.474	12/08/15	249,169
260,000		SVB Financial Group	5.375	09/15/20	284,570
500,000	i	Toronto-Dominion Bank	0.826	04/30/18	500,002
250,000		US Bancorp	2.950	07/15/22	231,912
		TOTAL BANKS			8,440,774
177

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
CAPITAL GOODS - 2.2%
$250,000	g	Ingersoll-Rand Global Holding Co Ltd	2.875%	01/15/19	$246,619
250,000	g	Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	248,430
250,000		Pentair Finance S.A.	1.350	12/01/15	250,401
250,000		Pentair Finance S.A.	1.875	09/15/17	244,855
250,000	g	Turlock Corp	1.500	11/02/17	242,679
250,000	g	Turlock Corp	4.000	11/02/32	233,746
		TOTAL CAPITAL GOODS			1,466,730

CONSUMER DURABLES & APPAREL - 0.7%
250,000		Mohawk Industries, Inc	3.850	02/01/23	239,922
250,000		Whirlpool Corp	5.150	03/01/43	236,659
		TOTAL CONSUMER DURABLES & APPAREL			476,581

CONSUMER SERVICES - 0.4%
250,000	g	Service Corp International	5.375	01/15/22	249,375
		TOTAL CONSUMER SERVICES			249,375

DIVERSIFIED FINANCIALS - 4.7%
250,000		American Express Co	1.550	05/22/18	242,706
250,000		Bank of New York Mellon Corp	1.300	01/25/18	243,018
250,000	i	Bank of New York Mellon Corp	0.714	03/06/18	249,314
250,000		Discover Financial Services	5.200	04/27/22	258,042
500,000	i	Ford Motor Credit Co LLC	1.525	05/09/16	503,496
500,000		Ford Motor Credit Co LLC	2.375	01/16/18	481,423
300,000	g	Harley-Davidson Financial Services, Inc	1.150	09/15/15	299,465
250,000	g	RCI Banque S.A.	3.500	04/03/18	248,771
500,000		State Street Corp	1.350	05/15/18	485,845
108,000		Unilever Capital Corp	0.850	08/02/17	104,676
		TOTAL DIVERSIFIED FINANCIALS			3,116,756

ENERGY - 1.4%
250,000		National Oilwell Varco, Inc	1.350	12/01/17	243,557
250,000		Noble Holding International Ltd	2.500	03/15/17	250,060
500,000		Statoil ASA	2.650	01/15/24	463,702
		TOTAL ENERGY			957,319

FOOD, BEVERAGE & TOBACCO - 1.1%
250,000		ConAgra Foods, Inc	4.650	01/25/43	231,582
250,000	i	General Mills, Inc	0.576	01/29/16	249,686
250,000	i	PepsiCo, Inc	0.483	02/26/16	250,394
		TOTAL FOOD, BEVERAGE & TOBACCO			731,662

HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
250,000		Colgate-Palmolive Co	1.950	02/01/23	225,782
250,000		Ecolab, Inc	1.450	12/08/17	242,820
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			468,602
178

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
INSURANCE - 2.2%
$250,000		Aetna, Inc	1.500%	11/15/17	$242,723
250,000		Markel Corp	5.000	03/30/43	235,944
250,000		Principal Financial Group, Inc	1.850	11/15/17	245,526
250,000		Prudential Financial, Inc	3.000	05/12/16	260,492
250,000	i	Prudential Financial, Inc	5.200	03/15/44	236,250
250,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	219,967
		TOTAL INSURANCE			1,440,902

MATERIALS - 1.3%
250,000		Agrium, Inc	3.500	06/01/23	240,479
65,000		International Paper Co	5.500	01/15/14	66,392
250,000		International Paper Co	5.300	04/01/15	267,133
250,000		Praxair, Inc	1.050	11/07/17	241,252
50,000		Rock Tenn Co	4.000	03/01/23	48,177
		TOTAL MATERIALS			863,433

MEDIA - 0.3%
250,000		Time Warner Cable, Inc	4.500	09/15/42	193,871
		TOTAL MEDIA			193,871

PHARMACEUTICALS, BIOTECHNNOLOGY & LIFE SCIENCES - 0.4%
250,000	g	VPII Escrow Corp	6.750	08/15/18	256,250
		TOTAL PHARMACEUTICALS, BIOTECHNNOLOGY & LIFE SCIENCES			256,250

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.5%
250,000	g,i	AbbVie, Inc	1.033	11/06/15	252,390
250,000	g	AbbVie, Inc	1.750	11/06/17	244,929
250,000		Bristol-Myers Squibb Co	3.250	08/01/42	201,430
250,000		Merck & Co, Inc	1.100	01/31/18	240,820
250,000	i	Merck & Co, Inc	0.634	05/18/18	249,519
250,000		Merck & Co, Inc	4.150	05/18/43	238,177
250,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	247,188
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,674,453

REAL ESTATE - 3.3%
500,000		Federal Realty Investment Trust	5.950	08/15/14	526,878
500,000		Federal Realty Investment Trust	2.750	06/01/23	453,152
250,000		HCP, Inc	2.625	02/01/20	234,201
250,000		Healthcare Realty Trust, Inc	3.750	04/15/23	232,861
250,000		Kilroy Realty LP	3.800	01/15/23	234,181
250,000	g	Simon Property Group LP	1.500	02/01/18	240,798
250,000		Ventas Realty LP	2.000	02/15/18	241,995
		TOTAL REAL ESTATE			2,164,066

RETAILING - 0.4%
250,000		O’Reilly Automotive, Inc	3.800	09/01/22	246,408
		TOTAL RETAILING			246,408
179

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
$250,000		Intel Corp	1.350%	12/15/17	$244,655
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			244,655

TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
250,000		CC Holdings GS V LLC	2.381	12/15/17	246,029
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			246,029

TELECOMMUNICATION SERVICES - 1.7%
250,000		American Tower Corp	3.500	01/31/23	228,919
250,000		CenturyLink, Inc	5.625	04/01/20	252,500
150,000		Frontier Communications Corp	7.125	01/15/23	149,250
250,000	i	Vodafone Group plc	0.659	02/19/16	250,169
250,000		Vodafone Group plc	1.500	02/19/18	239,320
		TOTAL TELECOMMUNICATION SERVICES			1,120,158

TRANSPORTATION - 0.7%
250,000		GATX Corp	3.900	03/30/23	244,073
250,000	g	Sydney Airport Finance Co Pty Ltd	3.900	03/22/23	235,865
		TOTAL TRANSPORTATION			479,938

UTILITIES - 4.4%
250,000		ITC Holdings Corp	4.050	07/01/23	250,445
250,000		ITC Holdings Corp	5.300	07/01/43	252,369
250,000		Nevada Power Co	5.875	01/15/15	267,933
250,000		NiSource Finance Corp	4.800	02/15/44	226,374
250,000		Northeast Utilities	1.450	05/01/18	242,658
500,000		Northeast Utilities	2.800	05/01/23	467,197
250,000		Northern States Power Co	2.600	05/15/23	235,396
250,000	i	NSTAR Electric Co	0.514	05/17/16	249,856
250,000	g	Texas Eastern Transmission LP	2.800	10/15/22	232,483
250,000	g	Topaz Solar Farms LLC	4.875	09/30/39	238,890
250,000	g	Topaz Solar Farms LLC	5.750	09/30/39	256,545
		TOTAL UTILITIES			2,920,146

		TOTAL CORPORATE BONDS			28,017,097
		(Cost $28,937,107)

GOVERNMENT BONDS - 47.1%

AGENCY SECURITIES - 4.5%
500,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	09/29/17	494,050
250,000	j	Overseas Private Investment Corp (OPIC)	0.000	04/30/15	251,128
125,000		OPIC	2.310	11/15/30	117,655
250,000		Private Export Funding Corp (PEFCO)	2.050	11/15/22	231,517
395,000		United States Department of Housing and Urban Development (HUD)	4.140	08/01/14	411,635
250,000		HUD	2.050	08/01/19	248,322
300,000		HUD	2.450	08/01/20	303,530
225,000	j	Government Trust Certificate	0.000	04/01/21	177,798
250,000	i	KE Export Leasing 2011-II LLC	0.490	05/19/24	249,524
244,553	i	KE Export Leasing 2013-A LLC	0.503	02/28/25	243,621
245,175	i	KE Export Leasing LLC	0.523	02/25/25	244,323
		TOTAL AGENCY SECURITIES			2,973,103
180

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
FOREIGN GOVERNMENT BONDS - 6.8%
$245,223	g	Carpintero Finance Ltd	2.004%	09/18/24	$242,468
250,000	g,m	Carpintero Finance Ltd	2.581	11/11/24	248,029
250,000		Council of Europe Development Bank	1.000	03/07/18	241,950
250,000		Export-Import Bank of Korea	1.750	02/27/18	235,562
250,000		FMS Wertmanagement AoeR	1.000	11/21/17	244,255
250,000		Hydro Quebec	1.375	06/19/17	249,150
305,000		International Bank for Reconstruction & Development	2.000	12/04/13	307,075
250,000		International Bank for Reconstruction & Development	0.500	12/16/13	250,141
250,000		International Finance Corp	2.250	04/28/14	253,829
250,000		International Finance Corp	0.500	05/15/15	250,263
500,000		International Finance Corp	0.500	05/16/16	496,601
500,000	g,i,m	International Finance Facility for Immunisation	0.469	07/05/16	499,595
500,000		North American Development Bank	2.400	10/26/22	461,241
250,000		Province of Ontario Canada	1.200	02/14/18	243,036
250,000		Province of Quebec Canada	2.625	02/13/23	234,475
		TOTAL FOREIGN GOVERNMENT BONDS			4,457,670

MORTGAGE BACKED - 18.4%
185,510		Federal National Mortgage Association (FNMA)	4.500	10/01/19	197,088
369,747		FNMA	5.000	09/01/25	394,676
435,649		FNMA	3.500	11/01/25	459,442
916,746		FNMA	3.000	05/01/27	946,795
1,235,959		FNMA	2.500	10/01/27	1,244,682
333,028		FNMA	5.000	11/01/33	360,300
306,813		FNMA	5.500	04/01/34	336,229
344,050		FNMA	5.500	08/01/37	377,037
443,209		FNMA	6.000	05/01/38	481,627
1,361,550		FNMA	4.500	08/01/39	1,482,350
758,785		FNMA	4.500	04/01/40	825,956
918,923		FNMA	4.000	10/01/40	966,691
927,062		FNMA	3.500	08/01/42	944,394
245,629		FNMA	3.500	01/01/43	250,071
285,817		Government National Mortgage Association (GNMA)	5.000	10/20/39	311,479
379,503		GNMA	4.000	06/15/40	399,417
766,220		GNMA	4.000	05/20/42	805,566
361,473		GNMA	5.000	06/20/42	393,711
990,094		GNMA	3.000	02/20/43	982,118
		TOTAL MORTGAGE BACKED			12,159,629

MUNICIPAL BONDS - 11.9%
300,000		American Municipal Power	6.270	02/15/50	319,428
250,000		Bay Area Water Supply & Conservation Agency	1.311	10/01/17	246,490
250,000		Bay Area Water Supply & Conservation Agency	2.735	10/01/22	239,340
250,000		California Pollution Control Financing Authority	5.000	07/01/27	251,798
500,000		California Pollution Control Financing Authority	5.000	07/01/37	486,380
250,000		City of Jersey City NJ	1.192	09/01/15	249,107
250,000		City of Jersey City NJ	3.055	09/01/21	237,792
180,000		Commonwealth Financing Authority	1.159	06/01/16	178,767
181

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000		Commonwealth Financing Authority	2.675%	06/01/21	$240,297
500,000		Commonwealth of Massachusetts	5.000	08/01/33	541,020
250,000		Florida Governmental Utility Authority	2.000	10/01/16	247,432
500,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	495,025
250,000	j	Garden State Preservation Trust	0.000	11/01/22	189,893
500,000		Greene County OH	2.970	12/01/22	477,620
500,000		Guadalupe-Blanco River Authority Industrial Development Corp	1.909	04/15/18	493,410
225,000		Guadalupe-Blanco River Authority Industrial Development Corp	3.287	04/15/23	217,892
250,000		Guadalupe-Blanco River Authority Industrial Development Corp	4.633	04/15/33	236,785
200,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	212,460
250,000		Niagara Area Development Corp	4.000	11/01/24	250,975
250,000		North Wales Water Authority	3.350	11/01/33	212,080
170,000		Ohio State Water Development Authority	4.879	12/01/34	174,332
250,000		Pend Oreille County Public Utility District No Box Canyon	1.987	01/01/16	251,135
205,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	205,802
250,000		South Dakota Conservancy District	1.648	08/01/18	248,033
250,000		State of California	1.050	02/01/16	249,620
250,000		State of California	4.988	04/01/39	243,990
500,000		State of Illinois	3.650	04/01/20	478,075
		TOTAL MUNICIPAL BONDS			7,874,978

U.S. TREASURY SECURITIES - 5.5%
630,000		United States Treasury Bond	3.125	02/15/43	588,066
750,000		United States Treasury Note	0.250	10/31/14	750,293
710,000		United States Treasury Note	0.250	05/31/15	708,752
255,000		United States Treasury Note	0.250	05/15/16	252,291
881,000		United States Treasury Note	1.000	05/31/18	865,857
490,000		United States Treasury Note	1.750	05/15/23	458,915
		TOTAL U.S. TREASURY SECURITIES			3,624,174

		TOTAL GOVERNMENT BONDS			31,089,554
		(Cost $31,937,951)

STRUCTURED ASSETS - 9.0%

ASSET BACKED - 3.0%
250,000		Ally Master Owner Trust	1.720	07/15/19	247,671
		Series - 2012 4 (Class A)
250,000	g	Avis Budget Rental Car Funding AESOP LLC	2.100	03/20/19	245,549
		Series - 2012 3A (Class A)
237,021	g	DB/UBS Mortgage Trust	3.742	11/10/46	250,463
		Series - 2011 LC1A (Class A1)
260,000		Ford Credit Floorplan Master Owner Trust	2.370	09/15/15	260,935
		Series - 2011 2 (Class C)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	566,587
		Series - 2010 1A (Class B3)
183,647	i	Lehman XS Trust	0.443	02/25/36	161,578
		Series - 2006 1 (Class 1A1)
223,208	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.413	10/25/36	214,381
		Series - 2006 GEL4 (Class A2)
		TOTAL ASSET BACKED			1,947,164
182

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
OTHER MORTGAGE BACKED - 6.0%
$238,627	g	7 WTC Depositor LLC Trust	4.082%	03/13/31	$248,994
		Series - 2012 7WTC (Class A)
500,000		Banc of America Commercial Mortgage Trust	5.390	10/10/45	530,543
		Series - 2006 6 (Class AM)
462,040	i	Countrywide Home Loan Mortgage Pass Through Trust	2.890	11/20/34	428,029
		Series - 2004 HYB6 (Class A2)
255,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	273,661
		Series - 2006 C4 (Class AM)
250,000	g	GS Mortgage Securities Corp II	3.551	04/10/34	246,151
		Series - 2012 ALOH (Class A)
88,773	i	Impac CMB Trust	0.853	02/25/36	79,853
		Series - 2004 11 (Class 2A1)
250,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.507	05/15/45	245,564
		Series - 2012 C6 (Class A3)
250,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	272,773
		Series - 2006 LDP8 (Class AM)
500,000	i	LB-UBS Commercial Mortgage Trust	5.493	02/15/40	512,190
		Series - 2007 C2 (Class AM)
250,000	g	OBP Depositor LLC Trust	4.646	07/15/45	271,091
		Series - 2010 OBP (Class A)
384,085		RFMSI Trust	5.500	03/25/35	390,549
		Series - 2005 S2 (Class A6)
250,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	245,911
		Series - 2012 C2 (Class A4)
250,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	239,994
		Series - 2007 C31 (Class AJ)
		TOTAL OTHER MORTGAGE BACKED			3,985,303

		TOTAL STRUCTURED ASSETS			5,932,467
		(Cost $6,126,177)

		TOTAL BONDS			65,039,118
		(Cost $67,001,235)

SHARES		COMPANY
PREFERRED STOCKS - 0.4%

BANKS - 0.4%
250		M&T Bank Corp	5.000	12/30/49	260,000
		TOTAL BANKS			260,000
		TOTAL PREFERRED STOCKS			260,000
		(Cost $255,625)

		TOTAL INVESTMENTS - 99.3%			65,546,133
		(Cost $67,506,292)
		OTHER ASSETS & LIABILITIES, NET - 0.7%			430,515
		NET ASSETS - 100.0%			$65,976,648
183

TIAA-CREF FUNDS - Social Choice Bond Fund

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2013, the aggregate value of these securities was $9,174,812 or 13.9% of net assets.
i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
m	Indicates a security that has been deemed illiquid.
184

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS

TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2013

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
LONG-TERM MUNICIPAL BONDS - 98.9%

ALABAMA - 0.8%
$1,025,000		Alabama Public School & College Authority	5.000%	05/01/19	$1,189,666
1,785,000		Southeast Alabama Gas District	5.000	06/01/18	1,901,686
		TOTAL ALABAMA			3,091,352

ALASKA - 0.2%
560,000		Alaska Railroad Corp	5.250	08/01/16	617,938
		TOTAL ALASKA			617,938

ARIZONA - 3.6%
1,000,000		Arizona Health Facilities Authority	5.000	02/01/20	1,100,380
1,000,000		Arizona Health Facilities Authority	5.000	02/01/34	1,006,900
1,110,000		Arizona School Facilities Board, COP	5.750	09/01/18	1,315,516
1,225,000		Arizona School Facilities Board, COP	5.000	09/01/19	1,402,588
2,000,000		City of Tucson AZ, GO	5.000	07/01/20	2,332,980
500,000	h	Phoenix Civic Improvement Corp	5.000	07/01/20	582,005
905,000		Phoenix Industrial Development Authority	4.875	09/01/22	855,931
675,000		Phoenix Industrial Development Authority	5.375	09/01/32	625,833
3,525,000		Phoenix Industrial Development Authority	5.250	06/01/34	3,685,564
1,000,000		Phoenix Industrial Development Authority	5.625	09/01/42	914,030
		TOTAL ARIZONA			13,821,727

ARKANSAS - 0.3%
1,000,000		Arkansas Development Finance Authority	5.500	12/01/18	1,155,990
		TOTAL ARKANSAS			1,155,990

CALIFORNIA - 23.2%
410,000		Abag Finance Authority for Nonprofit Corps	5.000	07/01/21	460,770
500,000		Abag Finance Authority for Nonprofit Corps	5.000	07/01/22	557,445
1,500,000		California Health Facilities Financing Authority	5.000	11/15/35	1,588,485
1,000,000		California Health Facilities Financing Authority	5.000	08/15/42	1,012,360
3,500,000		California Pollution Control Financing Authority	4.750	12/01/23	3,662,435
2,000,000		California State Department of Water Resources	5.000	05/01/20	2,365,680
1,000,000		California State Public Works Board, GO	5.000	11/01/22	1,146,730
2,000,000		California State Public Works Board	5.000	06/01/23	2,294,480
1,000,000		California State Public Works Board, GO	5.000	11/01/37	1,021,620
1,000,000		California State Public Works Board	5.000	03/01/38	1,019,130
3,000,000		California State Public Works Board	5.000	06/01/38	3,058,620
4,000,000	i	California Statewide Communities Development Authority	1.375	04/01/28	3,890,840
3,725,000		Chula Vista Elementary School District, GO	5.000	09/01/22	4,275,927
1,000,000		City of Los Angeles CA, GO	5.000	09/01/22	1,169,020
1,000,000		City of Los Angeles CA, GO	5.000	09/01/23	1,152,390
2,000,000		County of San Bernardino CA, COP	5.250	08/01/19	2,280,460
2,500,000		East Side Union High School District-Santa Clara County	5.250	02/01/23	2,807,900
185

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$800,000		Huntington Beach Union High School District, GO	4.000%	08/01/18	$894,512
635,000		Sacramento City Financing Authority	5.400	11/01/20	700,418
1,000,000		Sacramento Municipal Utility District	5.000	08/15/33	1,077,310
800,000		San Bernardino City Unified School District	5.000	08/01/18	914,488
1,000,000		San Diego Public Facilities Financing Authority	5.000	04/15/37	1,000,630
1,255,000		Sonoma County Junior College District	5.000	08/01/28	1,370,184
1,765,000		Sonoma County Junior College District	5.000	08/01/29	1,910,154
1,855,000		State of California, GO	5.000	03/01/17	2,100,305
3,000,000		State of California, GO	5.000	02/01/18	3,439,890
5,000,000		State of California, GO	5.000	10/01/18	5,813,500
1,000,000		State of California, GO	5.000	11/01/18	1,164,620
1,000,000		State of California, GO	5.000	03/01/19	1,163,280
1,430,000		State of California	5.000	07/01/19	1,683,582
850,000		State of California, GO	5.250	02/01/20	1,009,664
2,000,000		State of California, GO	5.000	02/01/22	2,330,100
2,000,000		State of California, GO	5.000	04/01/22	2,332,340
2,000,000		State of California, GO	5.250	10/01/22	2,375,060
3,000,000		State of California, GO	5.000	02/01/23	3,504,360
1,000,000		State of California, GO	5.000	09/01/36	1,045,550
3,000,000		State of California, GO	5.000	02/01/38	3,116,490
2,000,000		State of California, GO	5.000	04/01/42	2,071,500
1,000,000		State of California, GO	5.000	09/01/42	1,037,140
2,000,000		University of California	5.000	05/15/18	2,329,360
3,000,000		University of California	5.000	05/15/23	3,554,100
1,000,000		University of California	5.000	05/15/37	1,056,390
1,450,000		West Contra Costa Unified School District	6.000	08/01/21	1,796,347
1,710,000		West Contra Costa Unified School District, GO	5.700	02/01/21	2,063,286
1,810,000		West Contra Costa Unified School District, GO	5.700	02/01/22	2,183,222
		TOTAL CALIFORNIA			88,802,074

COLORADO - 1.3%
1,375,000		Denver City & County School District No, GO	5.000	12/01/23	1,630,131
1,000,000		Denver City & County School District No, GO	5.500	12/01/23	1,230,160
1,000,000		Jefferson County Colorado School District, GO	5.000	12/15/23	1,186,150
350,000		Rangely Hospital District, GO	5.000	11/01/15	375,742
350,000		Rangely Hospital District, GO	5.000	11/01/16	382,687
		TOTAL COLORADO			4,804,870

CONNECTICUT - 1.8%
1,400,000		Connecticut State Health & Educational Facility Authority	5.000	07/01/22	1,565,424
1,000,000	i	State of Connecticut	0.290	03/01/16	987,840
1,000,000	i	State of Connecticut	0.400	03/01/17	987,380
1,000,000	i	State of Connecticut	0.480	03/01/18	993,740
1,000,000	i	State of Connecticut	0.610	03/01/19	988,850
1,000,000		State of Connecticut, GO	5.000	05/15/21	1,180,630
		TOTAL CONNECTICUT			6,703,864
186

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
DELAWARE - 0.4%
$655,000		Delaware State Health Facilities Authority	5.000%	07/01/23	$662,709
810,000		Delaware State Health Facilities Authority	5.000	07/01/18	866,384
		TOTAL DELAWARE			1,529,093

DISTRICT OF COLUMBIA - 0.4%
200,000		District of Columbia	5.000	10/01/21	228,074
200,000		District of Columbia	5.000	10/01/22	225,870
1,000,000		District of Columbia	5.000	10/01/24	1,102,050
		TOTAL DISTRICT OF COLUMBIA			1,555,994

FLORIDA - 2.6%
1,485,000		Broward County School Board, COP	5.250	07/01/16	1,643,776
450,000		City of Jacksonville FL	5.000	10/01/19	523,697
552,000		City of Lakeland FL, ETM	5.750	10/01/19	591,573
845,000		County of Brevard FL, GO	5.000	07/01/16	900,795
1,365,000		County of Brevard FL, GO	5.000	01/01/21	1,606,086
1,000,000		County of Miami-Dade FL	5.000	07/01/17	1,140,210
1,000,000		County of Orange FL	5.000	10/01/21	1,141,150
2,200,000		Florida Department of Transportation	5.000	07/01/18	2,518,186
		TOTAL FLORIDA			10,065,473

GEORGIA - 1.3%
430,000		Cherokee County Water & Sewer Authority	5.500	08/01/18	475,494
75,000		City of Atlanta GA	5.500	11/01/19	91,074
125,000		City of Atlanta GA	5.500	11/01/22	147,050
1,155,000		Columbus Hospital Authority	5.000	07/01/19	1,346,984
1,215,000		Columbus Hospital Authority	5.000	07/01/20	1,425,827
555,000		Metropolitan Atlanta Rapid Transit Authority	6.250	07/01/18	611,788
480,000		Municipal Electric Authority of Georgia, ETM	6.500	01/01/17	514,704
250,000		Private Colleges & Universities Authority	5.000	10/01/15	263,717
225,000		Private Colleges & Universities Authority	5.000	10/01/16	239,378
		TOTAL GEORGIA			5,116,016

GUAM - 0.3%
1,250,000		Guam Power Authority	5.000	10/01/34	1,285,325
		TOTAL GUAM			1,285,325

HAWAII - 0.3%
1,000,000		State of Hawaii, GO	5.000	12/01/22	1,166,270
		TOTAL HAWAII			1,166,270

ILLINOIS - 10.6%
1,230,000		Chicago Board of Education	6.000	01/01/20	1,361,426
1,665,000		Chicago Board of Education	5.000	12/01/21	1,868,763
5,000,000	i	Chicago Board of Education	0.890	03/01/36	4,969,550
1,000,000		Chicago Public Building Commission	5.250	03/01/24	1,103,010
2,085,000		Chicago State University	5.500	12/01/23	2,266,729
187

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$970,000	Chicago Transit Authority	5.000%	12/01/22	$1,096,313
465,000	Chicago Transit Authority	5.250	12/01/23	530,012
1,220,000	Chicago Transit Authority	5.250	12/01/24	1,376,258
1,500,000	City of Chicago IL O'Hare International Airport Revenue, AMT	5.000	01/01/18	1,677,435
3,000,000	City of Chicago IL O'Hare International Airport Revenue, AMT	5.000	01/01/22	3,394,110
470,000	City of Chicago IL, GO	5.000	01/01/21	537,755
470,000	Cook County Community Consolidated School District No 64, GO	5.500	12/01/14	503,276
250,000	Cook-Kane Lake & Mchenry Counties Community College District No 512	5.000	12/01/18	298,612
1,600,000	Illinois Finance Authority	5.000	08/15/36	1,698,544
1,650,000	Regional Transportation Authority	6.000	06/01/23	1,956,751
3,000,000	State of Illinois, GO	5.000	04/01/18	3,317,880
1,500,000	State of Illinois	5.000	06/15/19	1,743,915
2,045,000	State of Illinois, GO	5.000	01/01/20	2,159,745
1,835,000	State of Illinois, GO	5.000	01/01/20	2,030,703
1,650,000	State of Illinois, GO	5.000	01/01/20	1,823,943
1,000,000	State of Illinois, GO	5.250	01/01/20	1,119,980
935,000	State of Illinois	6.250	12/15/20	1,028,051
875,000	State of Illinois, GO	5.000	04/01/21	933,056
1,610,000	State of Illinois, GO	5.000	08/01/23	1,729,961
	TOTAL ILLINOIS			40,525,778

INDIANA - 3.4%
770,000	Franklin Community Multi-School Building Corp	5.000	07/15/22	868,960
1,000,000	Griffith Multi-School Building Corp	5.000	07/15/15	1,077,360
1,520,000	Hammond Multi-School Building Corp	5.000	07/15/17	1,680,922
2,120,000	Indiana Bond Bank	5.250	04/01/19	2,421,549
250,000	Indiana Finance Authority	5.000	09/15/17	265,018
250,000	Indiana Finance Authority	5.000	09/15/18	265,232
250,000	Indiana Finance Authority	5.000	09/15/19	263,733
320,000	Indiana State Finance Authority Revenue	5.000	02/01/15	342,653
500,000	Indiana University	5.000	08/01/19	591,400
500,000	Indiana University	5.000	08/01/20	594,170
500,000	Indiana University	5.000	08/01/21	596,150
1,940,000	Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,263,359
400,000	Lawrence Township School Building Corp	5.000	07/10/19	448,668
535,000	New Albany Floyd County School Building Corp	5.000	07/15/15	574,702
625,000	South Bend Redevelopment Authority	5.750	08/15/18	732,069
	TOTAL INDIANA			12,985,945

KENTUCKY - 0.2%
500,000	Lexington-Fayette Urban County Government Public Facilities Corp	5.000	06/01/17	564,805
	TOTAL KENTUCKY			564,805

LOUISIANA - 0.3%
1,000,000	Louisiana Public Facilities Authority	5.250	10/01/24	1,136,610
	TOTAL LOUISIANA			1,136,610
188

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
MAINE - 0.3%
$90,000	Maine Health & Higher Educational Facilities Authority	5.000%	07/01/15	$95,873
1,000,000	Maine Health & Higher Educational Facilities Authority	5.000	07/01/20	1,142,960
	TOTAL MAINE			1,238,833

MARYLAND - 0.4%
500,000	Maryland Health & Higher Educational Facilities Authority	5.000	05/15/23	572,610
1,000,000	Maryland Health & Higher Educational Facilities Authority	5.000	05/15/25	1,122,050
	TOTAL MARYLAND			1,694,660

MASSACHUSETTS - 1.8%
2,000,000	Commonwealth of Massachusetts	5.000	08/01/20	2,378,140
500,000	Massachusetts Bay Transportation Authority	5.250	07/01/20	600,515
2,500,000	Massachusetts Development Finance Agency	5.000	07/01/37	2,523,500
1,500,000	Massachusetts Development Finance Agency	5.000	11/01/38	1,563,840
	TOTAL MASSACHUSETTS			7,065,995

MICHIGAN - 1.3%
1,005,000	Michigan Municipal Bond Authority	5.000	10/01/19	1,213,909
250,000	Michigan State Building Authority	5.000	10/15/19	282,707
1,000,000	Michigan State Building Authority	5.000	10/15/20	1,130,630
565,000	State of Michigan	5.250	05/15/18	658,581
1,485,000	State of Michigan	5.500	11/01/18	1,769,571
	TOTAL MICHIGAN			5,055,398

MINNESOTA - 1.1%
1,000,000	Minnesota Public Facilities Authority	5.000	03/01/16	1,107,000
1,715,000	University of Minnesota	5.000	08/01/21	2,069,988
1,000,000	University of Minnesota	5.000	12/01/25	1,164,640
	TOTAL MINNESOTA			4,341,628

MISSISSIPPI - 0.9%
2,100,000	Mississippi Development Bank Special Obligation	5.000	07/01/17	2,327,913
590,000	Mississippi Development Bank Special Obligation	5.000	11/01/17	644,044
500,000	University of Mississippi Educational Building Corp	5.000	10/01/23	582,060
	TOTAL MISSISSIPPI			3,554,017

MISSOURI - 0.5%
1,640,000	St Louis Regional Convention & Sports Complex Authority	5.250	08/15/14	1,727,002
	TOTAL MISSOURI			1,727,002

NEBRASKA - 0.3%
1,000,000	Central Plains Energy Project	5.000	09/01/22	1,037,140
	TOTAL NEBRASKA			1,037,140

NEVADA - 0.3%
1,000,000	City of Carson City NV	5.000	09/01/33	1,028,060
	TOTAL NEVADA			1,028,060
189

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
NEW HAMPSHIRE - 0.2%
$725,000		New Hampshire Health & Education Facilities Authority	2.000%	07/01/18	$699,813
		TOTAL NEW HAMPSHIRE			699,813

NEW JERSEY - 6.2%
25,000		Garden State Preservation Trust	5.125	11/01/18	29,357
4,000,000		New Jersey Economic Development Authority	5.000	09/01/20	4,598,080
1,980,000		New Jersey Economic Development Authority, GO	5.250	12/15/20	2,325,946
15,000		New Jersey State Turnpike Authority	6.500	01/01/16	17,087
30,000		New Jersey State Turnpike Authority	6.500	01/01/16	33,754
2,500,000	i	New Jersey State Turnpike Authority	0.610	01/01/18	2,489,125
30,000		New Jersey State Turnpike Authority, ETM	6.500	01/01/16	32,130
60,000		New Jersey State Turnpike Authority, ETM	6.500	01/01/16	64,965
25,000		New Jersey State Turnpike Authority, ETM	6.500	01/01/16	28,546
1,815,000		New Jersey Transportation Trust Fund Authority	5.250	12/15/19	2,128,287
500,000		New Jersey Transportation Trust Fund Authority	5.000	06/15/20	580,325
1,025,000		New Jersey Transportation Trust Fund Authority	5.250	12/15/20	1,212,452
2,800,000		New Jersey Transportation Trust Fund Authority	5.250	12/15/20	3,312,064
2,000,000		New Jersey Transportation Trust Fund Authority	5.750	06/15/23	2,403,280
1,000,000		New Jersey Transportation Trust Fund Authority	5.250	06/15/23	1,134,620
1,000,000		New Jersey Transportation Trust Fund Authority	5.250	06/15/24	1,130,880
2,000,000		State of New Jersey, GO	5.250	08/01/22	2,385,040
		TOTAL NEW JERSEY			23,905,938

NEW YORK - 13.0%
700,000		Build NYC Resource Corp	5.000	08/01/21	797,601
500,000		Build NYC Resource Corp	5.000	04/01/33	501,875
3,010,000		Build NYC Resource Corp	5.500	04/01/43	3,078,086
3,700,000	i	City of New York NY	0.440	08/01/21	3,691,971
2,000,000	i	City of New York NY	0.530	08/01/21	1,990,480
1,500,000	i	City of New York NY	0.610	08/01/25	1,491,735
3,745,000		City of New York NY, GO	5.000	03/01/29	4,105,381
1,000,000		Metropolitan Transportation Authority	5.000	11/15/20	1,159,930
1,000,000		Metropolitan Transportation Authority	5.250	11/15/20	1,158,430
1,000,000		Metropolitan Transportation Authority	5.000	11/15/21	1,139,040
1,000,000		Metropolitan Transportation Authority	5.250	11/15/23	1,158,560
2,000,000		New York City Health & Hospital Corp	5.000	02/15/20	2,291,300
1,050,000		New York State Dormitory Authority	5.000	01/15/16	1,154,244
1,000,000		New York State Dormitory Authority	5.000	07/01/16	1,103,660
500,000		New York State Dormitory Authority	5.000	07/01/17	518,290
2,250,000		New York State Dormitory Authority	5.000	10/01/17	2,577,600
1,000,000		New York State Dormitory Authority	5.000	10/01/18	1,159,430
1,000,000		New York State Dormitory Authority	5.000	02/15/19	1,150,580
1,405,000		New York State Dormitory Authority	5.000	07/01/19	1,596,066
1,000,000		New York State Dormitory Authority	5.000	10/01/19	1,169,490
1,100,000		New York State Dormitory Authority	5.000	07/01/20	1,283,909
135,000		New York State Dormitory Authority	5.000	07/01/21	151,515
1,175,000		New York State Dormitory Authority	5.000	02/15/24	1,353,776
250,000		New York State Environmental Facilities Corp	5.000	08/15/19	297,410
250,000		New York State Environmental Facilities Corp	5.000	08/15/20	300,065
190

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	h	New York State Environmental Facilities Corp	5.000%	06/15/23	$1,187,970
1,000,000	h	New York State Environmental Facilities Corp, GO	5.000	06/15/32	1,089,110
1,100,000		New York State Urban Development Corp	5.000	03/15/18	1,267,046
2,000,000		New York State Urban Development Corp	5.000	03/15/20	2,345,660
1,635,000		Port Authority of New York & New Jersey, AMT	5.000	09/15/20	1,898,072
2,000,000		Tobacco Settlement Financing Corp	5.000	06/01/18	2,263,280
550,000		Town of Niagara NY	5.000	05/01/22	592,658
1,500,000		Westchester County NY Local Development Corp	5.000	01/01/34	1,484,820
1,200,000		Westchester County NY Local Development Corp	5.000	01/01/28	1,200,000
		TOTAL NEW YORK			49,709,040

NORTH CAROLINA - 0.5%
1,000,000		County of New Hanover NC, GO	5.000	12/01/20	1,201,860
485,000		North Carolina Eastern Municipal Power Agency, ETM	5.000	01/01/21	581,132
		TOTAL NORTH CAROLINA			1,782,992

OHIO - 5.0%
1,500,000		Akron Bath Copley Joint Township Hospital District	5.000	11/15/38	1,537,500
2,000,000		City of Cincinnati OH	5.000	12/01/21	2,393,880
1,500,000		City of Columbus OH, GO	5.000	07/01/21	1,795,425
750,000		County of Lucas OH	5.000	11/15/22	852,510
1,290,000		Lorain County Port Authority	5.000	11/15/22	1,423,825
1,760,000		Lorain County Port Authority	5.000	11/15/30	1,830,699
1,000,000		Ohio Air Quality Development Authority	5.625	06/01/18	1,120,950
805,000		Ohio Higher Educational Facility Commission	5.000	12/01/20	936,811
535,000		Ohio Higher Educational Facility Commission	5.000	12/01/23	608,049
20,000		Ohio State Water Development Authority, ETM	6.000	12/01/16	21,509
1,000,000		State of Ohio, GO	5.000	09/15/20	1,191,340
1,660,000		State of Ohio	5.000	01/15/21	1,855,066
1,000,000		State of Ohio, GO	5.000	08/01/21	1,192,300
1,200,000		State of Ohio	5.000	01/01/23	1,353,144
1,000,000		State of Ohio	5.000	01/01/24	1,121,220
		TOTAL OHIO			19,234,228

OKLAHOMA - 0.3%
1,000,000		Oklahoma Turnpike Authority	5.000	01/01/24	1,141,270
		TOTAL OKLAHOMA			1,141,270

OREGON - 0.2%
740,000		State of Oregon	5.000	05/01/21	886,461
		TOTAL OREGON			886,461

PENNSYLVANIA - 2.1%
550,000		Allegheny County Higher Education Building Authority	5.000	03/01/18	623,596
500,000		Allegheny County Higher Education Building Authority	5.000	03/01/19	572,690
191

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$350,000		Commonwealth of Pennsylvania, GO	5.000%	01/01/16	$385,501
1,925,000		Commonwealth of Pennsylvania, GO	5.000	02/15/19	2,257,120
500,000		Delaware River Joint Toll Bridge Commission	5.000	07/01/22	570,280
195,000		Lackawanna Housing Authority	5.000	09/01/16	211,828
1,000,000		Pennsylvania Higher Educational Facilities Authority	5.000	08/15/22	1,143,020
2,000,000		Pennsylvania Turnpike Commission	5.000	12/01/22	2,240,420
200,000		Pittsburgh Urban Redevelopment Authority, ETM	6.500	09/01/13	202,008
		TOTAL PENNSYLVANIA			8,206,463

PUERTO RICO - 0.8%
2,370,000		Puerto Rico Commonwealth Infrastructure Financing Authority	5.500	07/01/19	2,424,558
145,000		Puerto Rico Highway & Transportation Authority, ETM	5.250	07/01/22	177,071
475,000		Puerto Rico Public Buildings Authority, GO	6.250	07/01/21	497,795
5,000		Puerto Rico Public Buildings Authority, ETM	5.500	07/01/13	5,000
		TOTAL PUERTO RICO			3,104,424

RHODE ISLAND - 1.4%
315,000		Providence Housing Authority	5.000	09/01/18	351,534
790,000		Rhode Island State & Providence Plantations, COP	5.250	10/01/14	839,659
800,000		Rhode Island State & Providence Plantations, COP	5.000	10/01/16	888,600
900,000		Rhode Island Student Loan Authority, AMT	5.000	12/01/16	989,523
2,000,000		State of Rhode Island, GO	5.000	08/01/21	2,320,780
		TOTAL RHODE ISLAND			5,390,096

SOUTH CAROLINA - 1.5%
1,500,000		Charleston Educational Excellence Finance Corp	5.000	12/01/23	1,747,545
750,000		Lexington County Health Services District, Inc	5.000	11/01/19	867,637
750,000		Lexington County Health Services District, Inc	5.000	11/01/21	856,808
1,120,000		Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	1,258,219
1,000,000		Scago Public Facilities Corp for Georgetown County	5.000	12/01/19	1,179,650
		TOTAL SOUTH CAROLINA			5,909,859

SOUTH DAKOTA - 0.1%
500,000		State of South Dakota	6.700	09/01/17	553,300
		TOTAL SOUTH DAKOTA			553,300

TEXAS - 4.0%
970,000		Bexar Metropolitan Water District	5.000	05/01/17	1,079,348
1,000,000		City of Houston TX Utility System Revenue	5.000	11/15/38	1,070,100
725,000		County of Harris TX	5.000	08/15/16	810,202
1,100,000	i	Harris County Cultural Education Facilities Finance Corp	0.460	06/01/16	1,096,216
1,000,000	i	Harris County Cultural Education Facilities Finance Corp	0.660	06/01/18	994,800
1,065,000	i	Harris County Cultural Education Facilities Finance Corp	0.810	06/01/20	1,059,068
160,000		Harris County Flood Control District, GO	5.000	10/01/14	169,354
1,500,000		Lewisville Independent School District	5.000	08/15/19	1,780,635
1,500,000		Lewisville Independent School District	5.000	08/15/20	1,789,410
1,000,000		Lubbock Health Facilities Development Corp	5.000	07/01/19	1,150,990
310,000		North Central Texas Health Facility Development Corp, ETM	5.500	06/01/21	366,525
192

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000	h	San Antonio Electric Gas Revenue	5.000%	02/01/43	$2,117,080
1,000,000		State of Texas, GO	5.000	10/01/22	1,179,470
630,000		Tarrant County Health Facilities Development Corp, ETM	6.000	09/01/24	772,166
		TOTAL TEXAS			15,435,364

UTAH - 1.5%
2,000,000		Intermountain Power Agency	5.000	07/01/16	2,230,400
2,000,000		Intermountain Power Agency	5.000	07/01/18	2,313,700
1,000,000		State of Utah	5.000	07/01/21	1,199,370
		TOTAL UTAH			5,743,470

VIRGINIA - 0.4%
220,000		Tobacco Settlement Financing Corp, ETM	5.500	06/01/26	234,799
1,000,000		Virginia College Building Authority	5.000	02/01/23	1,181,840
		TOTAL VIRGINIA			1,416,639

WASHINGTON - 2.1%
2,000,000		City of Tacoma WA Electric System Revenue	5.000	01/01/38	2,127,820
3,150,000		Port of Seattle WA	5.500	09/01/17	3,607,002
500,000		State of Washington, GO	5.000	06/01/24	572,220
290,000		Washington Higher Education Facilities Authority	5.000	05/01/19	324,905
625,000		Washington Higher Education Facilities Authority	5.000	05/01/20	701,631
660,000		Washington Higher Education Facilities Authority	5.000	05/01/21	739,233
		TOTAL WASHINGTON			8,072,811

WEST VIRGINIA - 0.8%
695,000		City of Princeton WV	4.000	05/01/15	708,240
1,500,000		City of Princeton WV	5.000	05/01/21	1,621,875
500,000		City of Princeton WV	5.000	05/01/22	538,010
		TOTAL WEST VIRGINIA			2,868,125

WISCONSIN - 0.9%
1,040,000		State of Wisconsin	5.000	05/01/19	1,219,546
1,000,000		State of Wisconsin	5.000	05/01/21	1,177,480
1,000,000		Wisconsin Department of Transportation	5.000	07/01/18	1,166,760
		TOTAL WISCONSIN			3,563,786

		TOTAL LONG-TERM MUNICIPAL BONDS (Cost $373,358,294)			379,295,936

		TOTAL INVESTMENTS - 98.9% (Cost $373,358,294)			379,295,936
		OTHER ASSETS & LIABILITIES, NET - 1.1%			4,141,354
		NET ASSETS - 100.0%			$383,437,290
193

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

Abbreviation(s):
AMT	Alternative Minimum Tax (subject to)
COP	Certificate of Participation
ETM	Escrowed to Maturity
GO	General Obligation

h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
194

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 100.1%

CERTIFICATE OF DEPOSIT - 2.8%
$5,000,000		Toronto-Dominion Bank	0.160%	07/09/13	$5,000,000
10,000,000		Toronto-Dominion Bank	0.170	07/16/13	10,000,000
1,275,000		Toronto-Dominion Bank	0.180	07/24/13	1,275,000
5,000,000		Toronto-Dominion Bank	0.160	08/09/13	5,000,000
2,350,000	i	Toronto-Dominion Bank	0.724	11/01/13	2,353,946
		TOTAL CERTIFICATE OF DEPOSIT			23,628,946

COMMERCIAL PAPER - 42.3%
5,000,000	y	Australia & New Zealand Banking Group Ltd	0.205	07/12/13	4,999,687
3,905,000	y	Australia & New Zealand Banking Group Ltd	0.210	07/22/13	3,904,522
7,000,000	y	Australia & New Zealand Banking Group Ltd	0.170	08/02/13	6,998,942
4,000,000	y	Australia & New Zealand Banking Group Ltd	0.190	08/07/13	3,999,219
2,000,000	y	Australia & New Zealand Banking Group Ltd	0.170	08/08/13	1,999,641
2,700,000	y	Australia & New Zealand Banking Group Ltd	0.165	08/28/13	2,699,282
5,000,000		Bank of Nova Scotia	0.230	09/09/13	4,997,764
1,100,000	y	Coca-Cola Co	0.190	08/01/13	1,099,820
5,000,000	y	Coca-Cola Co	0.160	08/06/13	4,999,200
4,000,000	y	Coca-Cola Co	0.110	08/22/13	3,999,365
2,000,000	y	Coca-Cola Co	0.170	09/17/13	1,999,263
2,130,000	y	Coca-Cola Co	0.125	10/08/13	2,129,268
5,000,000	y	Coca-Cola Co	0.135	10/23/13	4,997,863
4,000,000	y	Coca-Cola Co	0.190	11/18/13	3,997,044
4,500,000	y	Coca-Cola Co	0.185	11/21/13	4,496,693
4,000,000	y	Commonwealth Bank of Australia	0.185	07/03/13	3,999,959
10,700,000	y	Commonwealth Bank of Australia	0.180-0.185	07/08/13	10,699,619
8,400,000	y	Commonwealth Bank of Australia	0.180	07/15/13	8,399,412
2,250,000	y	Commonwealth Bank of Australia	0.240	08/20/13	2,249,250
2,000,000	y	Commonwealth Bank of Australia	0.170	09/03/13	1,999,395
5,000,000		Exxon Mobil Corp	0.085	07/25/13	4,999,717
5,000,000		Exxon Mobil Corp	0.080	07/29/13	4,999,689
7,000,000		Exxon Mobil Corp	0.075	08/05/13	6,999,490
1,000,000	y	Fairway Finance LLC	0.140	07/02/13	999,996
2,880,000	y	Fairway Finance LLC	0.190	07/10/13	2,879,863
1,975,000	y	Fairway Finance LLC	0.155	07/12/13	1,974,907
10,000,000	y	Fairway Finance LLC	0.140	07/22/13	9,999,183
3,858,000	y	Fairway Finance LLC	0.170	08/06/13	3,857,344
5,009,000	y	Fairway Finance LLC	0.150-0.160	08/13/13	5,008,089
3,000,000	y	Fairway Finance LLC	0.175	09/24/13	2,998,760
3,000,000		General Electric Capital Corp	0.180	08/02/13	2,999,520
2,685,000		General Electric Capital Corp	0.180	09/24/13	2,683,859
1,800,000		General Electric Capital Corp	0.200	10/04/13	1,799,050
7,500,000		General Electric Capital Corp	0.180	11/04/13	7,495,275
618,000		JPMorgan Chase Bank NA	0.200-0.260	07/01/13	618,000
1,490,000		JPMorgan Chase Bank NA	0.200	07/08/13	1,489,942
195

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$185,000		JPMorgan Chase Bank NA	0.210%	07/24/13	$184,975
1,241,000		JPMorgan Chase Bank NA	0.210-0.230	07/29/13	1,240,780
365,000		JPMorgan Chase Bank NA	0.260	07/30/13	364,924
221,000		JPMorgan Chase Bank NA	0.200	08/08/13	220,953
164,000		JPMorgan Chase Bank NA	0.230	08/13/13	163,955
247,000		JPMorgan Chase Bank NA	0.230	08/21/13	246,920
272,000		JPMorgan Chase Bank NA	0.200	08/22/13	271,921
377,000		JPMorgan Chase Bank NA	0.200	08/26/13	376,883
2,441,000		JPMorgan Chase Bank NA	0.180	08/29/13	2,440,280
759,000		JPMorgan Chase Bank NA	0.210-0.230	09/03/13	758,701
208,000		JPMorgan Chase Bank NA	0.230	09/09/13	207,907
109,000		JPMorgan Chase Bank NA	0.250	09/19/13	108,939
154,000		JPMorgan Chase Bank NA	0.255	09/30/13	153,901
161,000		JPMorgan Chase Bank NA	0.260	10/21/13	160,870
223,000		JPMorgan Chase Bank NA	0.260	10/28/13	222,808
197,000		JPMorgan Chase Bank NA	0.260	11/04/13	196,821
5,000,000	y	Liberty Street Funding LLC	0.160	07/01/13	5,000,000
6,800,000	y	Liberty Street Funding LLC	0.150	07/11/13	6,799,717
5,000,000	y	Liberty Street Funding LLC	0.190	09/27/13	4,997,678
5,000,000	y	Merck & Co, Inc	0.120	08/23/13	4,999,117
10,000,000	y	National Australia Funding Delaware, Inc	0.180	07/01/13	10,000,000
10,000,000	y	National Australia Funding Delaware, Inc	0.175-0.180	07/09/13	9,999,606
620,000	y	National Australia Funding Delaware, Inc	0.240	07/15/13	619,942
3,480,000	y	National Australia Funding Delaware, Inc	0.165	07/23/13	3,479,649
2,000,000	y	National Australia Funding Delaware, Inc	0.165	08/21/13	1,999,532
1,500,000	y	Nestle Capital Corp	0.170	07/01/13	1,500,000
5,000,000	y	Nestle Capital Corp	0.120	07/08/13	4,999,883
5,000,000	y	Nestle Capital Corp	0.140	07/18/13	4,999,669
5,000,000	y	Nestle Capital Corp	0.125	07/31/13	4,999,479
2,675,000	y	Nestle Capital Corp	0.120	08/15/13	2,674,599
5,000,000	y	Nestle Capital Corp	0.095	08/19/13	4,999,354
3,000,000	y	Nestle Capital Corp	0.125	08/20/13	2,999,479
500,000	y	Nestle Capital Corp	0.200	08/27/13	499,842
1,725,000	y	Novartis Finance Corp	0.070	07/02/13	1,724,997
500,000	y	Old Line Funding LLC	0.150	07/19/13	499,963
2,700,000	y	Old Line Funding LLC	0.210	08/01/13	2,699,512
3,000,000	y	Old Line Funding LLC	0.210	08/07/13	2,999,352
285,000	y	Old Line Funding LLC	0.180	09/05/13	284,906
4,650,000	y	Old Line Funding LLC	0.190	09/16/13	4,648,110
4,000,000	y	Old Line Funding LLC	0.200	10/11/13	3,997,733
2,000,000	y	Old Line Funding LLC	0.200	10/29/13	1,998,667
1,600,000		PACCAR Financial Corp	0.100	07/19/13	1,599,920
5,000,000		PACCAR Financial Corp	0.150	07/22/13	4,999,563
2,000,000		PACCAR Financial Corp	0.100	07/24/13	1,999,872
3,500,000		PACCAR Financial Corp	0.145	08/09/13	3,499,450
5,000,000		PACCAR Financial Corp	0.125	09/12/13	4,998,733
750,000	y	Procter & Gamble Co	0.130	09/05/13	749,821
7,017,000		Province of British Columbia	0.125	07/16/13	7,016,634
600,000		Province of British Columbia	0.140	07/19/13	599,958
1,000,000		Province of British Columbia	0.150	10/07/13	999,592
2,045,000		Province of Ontario Canada	0.120	07/02/13	2,044,993
7,750,000		Province of Ontario Canada	0.140-0.150	07/05/13	7,749,876
196

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,400,000		Province of Ontario Canada	0.100%	07/24/13	$3,399,783
5,000,000		Province of Ontario Canada	0.145	09/03/13	4,998,711
6,464,000		Province of Ontario Canada	0.125	09/04/13	6,462,541
5,000,000	y	Province of Quebec Canada	0.135	07/02/13	4,999,981
2,441,000	y	Province of Quebec Canada	0.130	07/10/13	2,440,921
10,000,000	y	Province of Quebec Canada	0.140	07/26/13	9,999,028
5,000,000	y	Province of Quebec Canada	0.150	10/17/13	4,997,750
3,160,000	y	PSP Capital, Inc	0.125	08/13/13	3,159,528
2,850,000	y	Standard Chartered Bank NY	0.260	07/01/13	2,850,000
2,535,000	y	Standard Chartered Bank NY	0.180	07/09/13	2,534,898
1,000,000	y	Standard Chartered Bank NY	0.250	07/15/13	999,903
2,480,000	y	Standard Chartered Bank NY	0.185	07/23/13	2,479,719
2,000,000	y	Standard Chartered Bank NY	0.130-0.190	08/12/13	1,999,627
7,000,000	y	Standard Chartered Bank NY	0.185	08/14/13	6,998,417
2,300,000	y	Standard Chartered Bank NY	0.210-0.220	09/26/13	2,298,794
1,100,000	y	Standard Chartered Bank NY	0.290	10/01/13	1,099,185
4,000,000	y	Thunder Bay Funding LLC	0.190	09/26/13	3,998,163
2,500,000		US Bank NA	0.270	07/15/13	2,499,738
2,540,000	y	Wal-Mart Stores, Inc	0.080	07/02/13	2,539,994
		TOTAL COMMERCIAL PAPER			355,225,309

GOVERNMENT AGENCY DEBT - 24.9%
5,000,000	i	Federal Farm Credit Bank (FFCB)	0.180	07/01/13	5,000,000
3,000,000		FFCB	0.085	07/29/13	2,999,802
5,000,000		Federal Home Loan Bank (FHLB)	0.060-0.073	07/03/13	4,999,981
452,000		FHLB	0.130	07/05/13	451,993
3,420,000		FHLB	0.085-0.090	07/10/13	3,419,927
845,000		FHLB	0.055	07/11/13	844,987
5,760,000		FHLB	0.055-0.060	07/12/13	5,759,895
3,599,000		FHLB	0.078-0.095	07/17/13	3,598,871
10,720,000		FHLB	0.070-0.075	07/19/13	10,719,623
2,053,000		FHLB	0.075-0.085	07/24/13	2,052,900
1,500,000		FHLB	0.065	08/07/13	1,499,900
3,700,000		FHLB	0.060	08/09/13	3,699,759
2,050,000		FHLB	0.070	08/16/13	2,049,817
16,700,000		FHLB	0.078	08/21/13	16,698,155
22,000,000		FHLB	0.065-0.085	08/23/13	21,997,394
10,585,000		FHLB	0.085	09/11/13	10,583,200
10,900,000		FHLB	0.095-0.120	09/13/13	10,897,542
5,000,000		FHLB	0.095	09/18/13	4,998,958
2,716,000		FHLB	0.105	09/20/13	2,715,358
5,000,000		FHLB	0.100	09/25/13	4,998,806
2,475,000		FHLB	0.105	09/27/13	2,474,365
3,200,000		FHLB	0.150	12/13/13	3,197,800
3,500,000		FHLB	0.145	01/02/14	3,497,392
625,000		Federal Home Loan Mortgage Corp (FHLMC)	0.075	07/02/13	624,999
400,000		FHLMC	0.075	07/08/13	399,994
415,000		FHLMC	0.170	07/22/13	414,959
14,665,000		FHLMC	0.060-0.065	07/23/13	14,664,433
1,080,000		FHLMC	0.100	08/02/13	1,079,904
4,200,000		FHLMC	0.080	08/12/13	4,199,608
3,253,000		FHLMC	0.075-0.090	08/26/13	3,252,606
197

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$8,000,000	FHLMC	0.073%	08/28/13	$7,999,059
545,000	FHLMC	0.090	08/30/13	544,918
4,000,000	FHLMC	0.065	09/03/13	3,999,538
4,035,000	FHLMC	0.080	09/04/13	4,034,417
4,035,000	FHLMC	0.075	09/09/13	4,034,411
565,000	FHLMC	0.170	09/10/13	564,811
2,000,000	FHLMC	0.120	09/16/13	1,999,487
1,400,000	FHLMC	0.120	01/15/14	1,399,076
400,000	FHLMC	0.130	02/24/14	399,656
3,650,000	Federal National Mortgage Association (FNMA)	0.085	07/03/13	3,649,983
3,050,000	FNMA	0.090	07/10/13	3,049,931
5,000,000	FNMA	0.075	07/25/13	4,999,750
5,580,000	FNMA	0.070-0.085	08/14/13	5,579,512
900,000	FNMA	0.120	08/15/13	899,865
3,500,000	FNMA	0.080-0.090	08/19/13	3,499,612
3,000,000	FNMA	0.080	08/21/13	2,999,660
740,000	FNMA	0.070	09/03/13	739,908
3,075,000	FNMA	0.070	09/04/13	3,074,611
2,100,000	FNMA	0.100	09/16/13	2,099,551
40,000	FNMA	0.160	01/09/14	39,966
	TOTAL GOVERNMENT AGENCY DEBT			209,400,650

TREASURY DEBT - 17.6%
1,165,000	United States Treasury Bill	0.106	07/05/13	1,164,986
1,075,000	United States Treasury Bill	0.063	07/11/13	1,074,981
4,600,000	United States Treasury Bill	0.086	07/18/13	4,599,813
2,510,000	United States Treasury Bill	0.049-0.095	07/25/13	2,509,852
8,000,000	United States Treasury Bill	0.025-0.081	08/01/13	7,999,589
4,500,000	United States Treasury Bill	0.078	08/08/13	4,499,632
7,000,000	United States Treasury Bill	0.038-0.065	08/22/13	6,999,528
1,465,000	United States Treasury Bill	0.032	08/29/13	1,464,923
5,400,000	United States Treasury Bill	0.041-0.048	09/05/13	5,399,578
1,000,000	United States Treasury Bill	0.045	09/19/13	999,900
4,000,000	United States Treasury Bill	0.052	09/26/13	3,999,497
6,285,000	United States Treasury Bill	0.083-0.089	10/03/13	6,283,602
8,000,000	United States Treasury Bill	0.083-0.086	10/17/13	7,997,993
85,000	United States Treasury Bill	0.063	10/24/13	84,983
5,087,000	United States Treasury Bill	0.078	11/07/13	5,085,587
185,000	United States Treasury Bill	0.139	12/12/13	184,883
3,230,000	United States Treasury Note	1.000	07/15/13	3,231,018
10,000,000	United States Treasury Note	0.375	07/31/13	10,001,707
11,800,000	United States Treasury Note	0.750	08/15/13	11,809,201
1,820,000	United States Treasury Note	0.750	09/15/13	1,822,284
4,620,000	United States Treasury Note	0.125	09/30/13	4,619,348
5,825,000	United States Treasury Note	0.500	10/15/13	5,830,679
7,100,000	United States Treasury Note	0.250	10/31/13	7,102,742
6,420,000	United States Treasury Note	0.500	11/15/13	6,427,238
4,540,000	United States Treasury Note	0.750	12/15/13	4,552,083
1,950,000	United States Treasury Note	0.125	12/31/13	1,949,757
9,670,000	United States Treasury Note	0.250	01/31/14	9,677,350
5,695,000	United States Treasury Note	0.250	02/28/14	5,699,480
1,850,000	United States Treasury Note	0.250	03/31/14	1,851,206
198

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$6,240,000		United States Treasury Note	0.250%	04/30/14	$6,244,999
4,000,000		United States Treasury Note	1.000	05/15/14	4,029,583
2,815,000		United States Treasury Note	0.750	06/15/14	2,830,562
		TOTAL TREASURY DEBT			148,028,564

VARIABLE RATE SECURITIES - 12.5%
4,600,000	i	Federal Farm Credit Bank (FFCB)	0.130	07/01/13	4,600,000
5,000,000	i	FFCB	0.180	07/01/13	4,999,006
4,500,000	i	FFCB	0.201	07/02/13	4,500,792
4,000,000	i	FFCB	0.323	08/19/13	3,999,730
4,800,000	i	FFCB	0.261	08/26/13	4,799,633
3,400,000	i	FFCB	0.290	08/26/13	3,399,947
5,000,000	i	FFCB	0.250	09/23/13	4,999,767
10,000,000	i	FFCB	0.310	09/23/13	9,999,907
4,950,000	i	FFCB	0.230	10/15/13	4,948,704
9,000,000	i	FFCB	0.250	02/10/14	8,998,884
5,000,000	i	FFCB	0.163	04/16/14	5,000,000
2,580,000	i	FFCB	0.340	05/19/14	2,581,984
9,500,000	i	Federal Home Loan Bank (FHLB)	0.280	08/16/13	9,500,000
4,000,000	i	FHLB	0.140	09/06/13	4,000,185
5,000,000	i	Federal National Mortgage Association (FNMA)	0.330	10/28/13	5,000,000
5,000,000	i	FNMA	0.172	06/20/14	4,999,175
9,500,000	i	Canadian Imperial Bank of Commerce	0.285	01/03/14	9,501,704
5,600,000	i	Royal Bank of Canada	0.390	07/15/13	5,600,000
4,000,000	i	Royal Bank of Canada	0.290	06/10/14	4,000,000
		TOTAL VARIABLE RATE SECURITIES			105,429,418

		TOTAL SHORT-TERM INVESTMENTS			841,712,887
		(Cost $841,712,887)

		TOTAL INVESTMENTS- 100.1%			841,712,887
		(Cost $841,712,887)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(498,282)
		NET ASSETS - 100.0%			$841,214,605

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 6/30/2013, the aggregate value of these securities was $255,952,101 or 30.5% of net assets.
199

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Real Estate Securities Fund, Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund, and the Money Market Fund (collectively the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree

200

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2013, there were no material transfers between levels by the Funds.

As of June 30, 2013, 100% of the value of investments in the Bond Fund, Bond Index Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Tax-Exempt Bond Fund, and Money Market Fund, were valued based on Level 2 inputs.

201

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

The following table summarizes the market value of the Funds’ investments as of June 30, 2013 based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Real Estate Securities
Casinos & Gaming	$3,964,500	$-	$-	$3,964,500
Diversified Real Estate Activities	-	4,285,261	41,760	4,327,021
Diversified REITs	52,371,500	-	-	52,371,500
Homebuilding	53,529,900	-	-	53,529,900
Hotels, Resorts & Cruise Lines	11,183,000	-	-	11,183,000
Industrial REITs	94,098,050	-	-	94,098,050
Office REITs	124,675,200	-	-	124,675,200
Real Estate Operating Companies	25,603,397	-	-	25,603,397
Real Estate Services	5,284,400	-	-	5,284,400
Residential REITs	248,269,250	-	-	248,269,250
Retail REIT’s	306,091,250	-	-	306,091,250
Security & Alarm Services	18,640,500	-	-	18,640,500
Specialized REITs	394,847,500	-	-	394,847,500
Total	$1,338,558,447	$4,285,261	$41,760	$1,342,885,468
Bond Plus
Bank loan obligations	$-	$58,392,270	$-	$58,392,270
Corporate bonds	-	577,018,713	-	577,018,713
Government bonds	-	551,098,660	-	551,098,660
Structured assets	-	152,362,468	-	152,362,468
Preferred stocks	1,418,318	-	-	1,418,318
Short-term investments	-	286,666,468	-	286,666,468
Credit default swaps*	-	(32,792)	-	(32,792)
Total	$1,418,318	$1,625,505,787	$-	$1,626,924,105
High-Yield
Bank loan obligations	$-	$277,437,479	$-	$277,437,479
Corporate bonds	-	1,893,247,551	-	1,893,247,551
Preferred stocks	7,599,561	-	-	7,599,561
Short-term investments	-	53,797,124	-	53,797,124
Total	$7,599,561	$2,224,482,154	$-	$2,232,081,715
Social Choice Bond
Bank loan obligations	$-	$247,015	$-	$247,015
Corporate bonds	-	28,017,097	-	28,017,097
Government bonds	-	31,089,554	-	31,089,554
Structured assets	-	5,932,467	-	5,932,467
Preferred stocks	260,000	-	-	260,000
Total	$260,000	$65,286,133	$-	$65,546,133

* Derivative instruments are not reflected in the portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

202

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Credit default swap contracts: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Fund is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Fund. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Fund could be required to make under the contract. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The Fund may also buy credit default swap contracts, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event.

Credit default swaps are valued daily, and any change in the value of the swaps is reflected separately as a change in unrealized appreciation (depreciation). Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Funds invest in credit default swaps to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies.

203

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

At June 30, 2013, open credit default swap contracts purchased by the Funds were as follows:

Fund	Reference entity	Counterparty	Maturity Date	Fixed payments received by fund per annum	Implied credit spead at 3/31/2013 (1)	Notional amount (2)	Upfront premium paid (received)	Unrealized appreciation (depreciation)
Bond	Republic of Poland	JPMorgan Chase	9/20/18	1.00%	1.00%	$5,000,000	$12,486	$(12,770)

(1) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement.

At June 30, 2013, open credit default swap contracts sold by the Funds were as follows:

Fund	Reference entity	Counterparty	Maturity Date	Fixed payments received by fund per annum	Implied credit spead at 06/30/2013 (1)	Notional amount (2)	Upfront premium paid (received)	Unrealized appreciation (depreciation)
Bond	Federative Republic of Brazil	UBS AG	9/20/22	1.00%	2.21%	$3,500,000	$(207,925)	$(117,444)
Bond Plus	Federative Republic of Brazil	UBS AG	9/20/22	1.00	2.21	1,000,000	(59,407)	(33,555)
Short-Term Bond	Federative Republic of Brazil	Bank of America	9/20/17	1.00	1.65	3,000,000	(37,626)	(39,800)

(1) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement.

Note 4—affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at March 31, 2013	Purchase cost	Sales proceeds	Realized gain/(loss)	Dividend income	Withholding expense	Shares at June 30, 2013	Value at June 30, 2013
Real Estate Securities Fund
Thomas Properties Group, Inc	$19,581,498	$-	$-	$-	$76,341	$-	3,817,056	$20,230,397
204

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Note 5—investments

Repurchase agreements: Certain Funds may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Dollar rolls transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Net unrealized appreciation (depreciation): At June 30, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Real Estate Securities	$1,164,269,250	$200,544,196	$(21,927,978)	$178,616,218
Bond	2,804,874,954	33,640,664	(51,429,340)	(17,788,676)
Bond Index	4,497,341,513	43,836,310	(76,623,663)	(32,787,353)
Bond Plus	1,627,223,505	26,466,654	(26,733,262)	(266,608)
High-Yield	2,231,251,969	42,316,919	(41,487,173)	829,746
Inflation-Linked Bond	1,664,976,150	88,351,359	(35,922,315)	52,429,044
Short-Term Bond	1,047,541,438	6,437,641	(11,000,735)	(4,563,094)
Social Choice Bond	67,506,292	62,756	(2,022,915)	(1,960,159)
Tax-Exempt Bond	373,358,294	12,098,564	(6,160,922)	5,937,642
205

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: August 16, 2013	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: August 16, 2013	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
Principal Executive Officer and President
(principal executive officer)

Date: August 16, 2013	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer